     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 24, 2001
                                                      REGISTRATION NO. 333-06701
================================================================================



                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-4



             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         PRE-EFFECTIVE AMENDMENT NO. ___                     [_]
                         POST-EFFECTIVE AMENDMENT NO. 9                      [X]
                                       AND
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [_]
                         POST-EFFECTIVE AMENDMENT NO. 16                     [X]


                        (Check appropriate box or boxes)

                                   ----------

                      PRUCO LIFE FLEXIBLE PREMIUM VARIABLE
                                ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                          PRUCO LIFE INSURANCE COMPANY
                               (Name of Depositor)


                             213 WASHINGTON STREET
                         NEWARK, NEW JERSEY 07102-2992
                                 (973) 802-7547
   (Address and telephone number of depositor's principal executive offices)

                                   ----------

                                THOMAS C. CASTANO
                               ASSISTANT SECRETARY
                          PRUCO LIFE INSURANCE COMPANY
                              213 WASHINGTON STREET
                          NEWARK, NEW JERSEY 07102-2992
                                 (973) 802-4708
                    (Name and address of agent for service)

                                   Copies to:


      CHRISTOPHER E. PALMER                        ADAM SCARAMELLA
         SHEA & GARDNER                   VICE PRESIDENT, CORPORATE COUNSEL
1800 MASSACHUSETTS AVENUE, N.W.           THE PRUDENTIAL INSURANCE COMPANY
     WASHINGTON, D.C. 20036                          OF AMERICA
         (202) 828-2093                         213 WASHINGTON STREET
                                              NEWARK, NEW JERSEY 07102-2992
                                                  (973) 802-4940


It is proposed that this filing will become effective (Check appropriate space):
     [_] immediately upon filing pursuant to paragraph (b) of Rule 485


     [X] on May 1, 2001 pursuant to paragraph (b) of Rule 485


     [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     [_] on ________ pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following box:
     [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                      Title of Securities Being Registered:
               Interests in Individual Variable Annuity Contracts

================================================================================

                                     PART A
                      INFORMATION REQUIRED IN A PROSPECTUS

DISCOVERY SELECT(R)
--------------------------------------------------------------------------------
VARIABLE ANNUITY
--------------------------------------------------------------------------------

PROSPECTUS: MAY 1, 2001


THIS PROSPECTUS DESCRIBES AN INDIVIDUAL VARIABLE ANNUITY CONTRACT OFFERED BY PRUCO LIFE INSURANCE COMPANY (PRUCO LIFE). PRUCO LIFE IS A WHOLLY OWNED SUBSIDIARY OF THE PRUDENTIAL INSURANCE COMPANY OF AMERICA.

THE FUNDS
------------------------------------------------------------


Discovery Select offers a wide variety of investment choices, including 40 variable investment options that invest in mutual funds managed by these leading asset managers.

PRUDENTIAL INVESTMENTS

A I M CAPITAL MANAGEMENT, INC.


ALLIANCE CAPITAL MANAGEMENT, L.P.

AMERICAN CENTURY

CREDIT SUISSE ASSET MANAGEMENT, LLC

DAVIS SELECTED ADVISERS, L.P.

FIDELITY MANAGEMENT & RESEARCH CO.

FRANKLIN ADVISERS

INVESCO FUNDS GROUP, INC.

JANUS CAPITAL

JENNISON ASSOCIATES

MFS
OPPENHEIMER CAPITAL

PIMCO

T. ROWE PRICE


PLEASE READ THIS PROSPECTUS

------------------------------------------------------------

Please read this prospectus before purchasing a Discovery Select variable annuity contract and keep it for future reference. Current prospectuses for each of the underlying mutual funds accompany this prospectus. These prospectuses contain important information about the mutual funds. Please read these prospectuses and keep them for reference.

TO LEARN MORE ABOUT DISCOVERY SELECT
------------------------------------------------------------


To learn more about the Discovery Select variable annuity, you can request a copy of the Statement of Additional Information (SAI) dated May 1, 2001. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. Pruco Life also files other reports with the SEC. All of these filings can be reviewed and copied at the SEC's offices, and can also be obtained from the SEC's Public Reference Section, 450 5th Street N.W., Washington, D.C. 20549. The SEC also maintains a Web site (http://www.sec.gov) that contains the Discovery Select SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The Table of Contents of the SAI is on Page 37 of this prospectus.


FOR A FREE COPY OF THE SAI CALL US AT:
------------------------------------------------------------

----  (888) PRU-2888 or write to us at:

---- Pruco Life Insurance Company
      213 Washington Street
      Newark, New Jersey 07102-2992


---- Prudential Annuity Service Center
      P.O. Box 7960
      Philadelphia, PA 19101


THE SEC HAS NOT DETERMINED THAT THIS CONTRACT IS A GOOD INVESTMENT, NOR HAS THE SEC DETERMINED THAT THIS PROSPECTUS IS COMPLETE OR ACCURATE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE. INVESTMENT IN A VARIABLE ANNUITY CONTRACT IS SUBJECT TO RISK, INCLUDING THE POSSIBLE LOSS OF YOUR MONEY. AN INVESTMENT IN DISCOVERY SELECT IS NOT A BANK DEPOSIT AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

CONTENTS
--------------------------------------------------------------------------------


                                       PART I: DISCOVERY SELECT PROSPECTUS
                                       ------------------------------------------------------------

                                       SUMMARY
                                       ------------------------------------------------------------
                                                Glossary...........................................      6
                                                Summary............................................      7
                                                Summary of Contract Expenses.......................     10
                                                Expense Examples...................................     13

                                       PART II: DISCOVERY SELECT PROSPECTUS
                                       ------------------------------------------------------------

                                       SECTIONS 1-9
                                       ------------------------------------------------------------

                                           Section 1: What is the Discovery Select Variable
                                             Annuity?..............................................     18
                                                Short Term Cancellation Right or "Free Look".......     18

                                           Section 2: What Investment Options Can I Choose?........     19
                                                Variable Investment Options........................     19
                                                Fixed Interest-Rate Options........................     20
                                                Transfers Among Options............................     21
                                                Market Timing......................................     22
                                                Other Available Features...........................     22
                                                Voting Rights......................................     23
                                                Substitution.......................................     23

                                           Section 3: What Kind of Payments Will I Receive During
                                             the Income Phase? (Annuitization).....................     24
                                                Payment Provisions.................................     24
                                                    Option 1: Annuity Payments for a Fixed
                                                      Period.......................................     24
                                                    Option 2: Life Annuity with 120 Payments (10
                                                      Years) Certain...............................     24
                                                    Option 3: Interest Payment Option..............     24
                                                    Option 4: Other Annuity Options................     24

                                           Section 4: What is the Death Benefit?...................     25
                                                Beneficiary........................................     25
                                                Calculation of the Death Benefit...................     25

                                           Section 5: How Can I Purchase a Discovery Select
                                             Contract?.............................................     26
                                                Purchase Payments..................................     26
                                                Allocation of Purchase Payments....................     26
                                                Calculating Contract Value.........................     26

                                           Section 6: What are the Expenses Associated with the
                                             Discovery Select Contract?............................     27
                                                Insurance Charges..................................     27
                                                Annual Contract Fee................................     27
                                                Withdrawal Charge..................................     27
                                                Critical Care Access...............................     28
                                                Taxes Attributable to Premium......................     28
                                                Transfer Fee.......................................     28
                                                Company Taxes......................................     28

                                           Section 7: How Can I Access My Money?...................     29
                                                Automated Withdrawals..............................     29
                                                Suspension of Payments or Transfers................     29

--------------------------------------------------------------------------------


                                           Section 8: What are the Tax Considerations Associated
                                             with the Discovery Select Contract?...................     30
                                                Contracts Owned by Individuals (Not Associated with
                                                  Tax Favored Retirement Plans)....................     30
                                                Contracts Held by Tax Favored Plans................     31

                                           Section 9: Other Information............................     36
                                                Pruco Life Insurance Company.......................     36
                                                The Separate Account...............................     36
                                                Sale and Distribution of the Contract..............     36
                                                Assignment.........................................     37
                                                Financial Statements...............................     37
                                                Statement of Additional Information................     37
                                                Householding.......................................     37
                                                Accumulation Unit Values...........................     38
                                                Market-Value Adjustment Formula....................     42
                                                IRA Disclosure Statement...........................     46

                                       PART III: PROSPECTUSES
                                       ------------------------------------------------------------

                                       VARIABLE INVESTMENT OPTIONS
                                       ------------------------------------------------------------

                                        THE PRUDENTIAL SERIES FUND

                                        AIM VARIABLE INSURANCE FUNDS

                                        ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

                                        AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

                                        CREDIT SUISSE WARBURG PINCUS TRUST

                                        DAVIS VARIABLE ACCOUNT FUND, INC.

                                        FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

                                        JANUS ASPEN SERIES

                                        MFS VARIABLE INSURANCE TRUST

                                        OCC ACCUMULATION TRUST

                                        T. ROWE PRICE

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 4

PART I SUMMARY
--------------------------------------------------------------------------------
DISCOVERY SELECT PROSPECTUS

                               [ROCKWELL GRAPHIC]

                                                                          PART I
DISCOVERY SELECT PROSPECTUS  SUMMARY

GLOSSARY
--------------------------------------------------------------------------------
WE HAVE TRIED TO MAKE THIS PROSPECTUS AS EASY TO READ AND UNDERSTAND AS POSSIBLE. BY THE NATURE OF THE CONTRACT, HOWEVER, CERTAIN TECHNICAL WORDS OR TERMS ARE UNAVOIDABLE. WE HAVE IDENTIFIED THE FOLLOWING AS SOME OF THESE WORDS OR TERMS.

ACCUMULATION PHASE

The period that begins with the contract date (see below definition) and ends when you start receiving income payments or earlier if the contract is terminated through a full withdrawal or payment of a death benefit.

ANNUITANT

The person whose life determines how long the contract lasts and the amount of income payments that will be paid.

ANNUITY DATE

The date when income payments are scheduled to begin.

BENEFICIARY

The person(s) or entity you have chosen to receive a death benefit.

CASH VALUE

This is the total value of your contract minus any withdrawal charge(s) or market-value adjustment, if applicable.


CO-ANNUITANT



The person shown on the contract data pages who becomes the Annuitant upon the death of the Annuitant before the Annuity Date. No Co-Annuitant may be designated if the Owner is a non-natural person.


CONTRACT DATE

The date we receive your initial purchase payment and all necessary paperwork in good order at the Prudential Annuity Service Center. Contract anniversaries are measured from the contract date. A contract year starts on the contract date or on a contract anniversary.

CONTRACT OWNER, OWNER OR YOU

The person entitled to the ownership rights under the contract.

CONTRACT VALUE

The total value of the amounts in a contract allocated to the variable investment options and the interest-rate options as of a particular date.

DEATH BENEFIT


If the sole or last surviving annuitant dies, the designated person(s) or the beneficiary will receive, at a minimum, the total amount invested or a potentially greater amount related to market appreciation. See "What is the Death Benefit?" on page 25.


INCOME OPTIONS

Options under the contract that define the frequency and duration of income payments. In your contract, these are referred to as payout or annuity options.

INTEREST-RATE OPTION

An investment option that offers a fixed-rate of interest for a selected period during which periodic transfers are made to selected variable investment options (dollar cost averaging option), a one-year period (fixed-rate option) or a seven-year period (market-value adjustment option).

PRUDENTIAL ANNUITY SERVICE CENTER


P.O. Box 7960, Philadelphia, PA 19101. For express overnight mail: 2101 Welsh Road, Dresher, PA 19025. The phone number is (888) PRU-2888.


PURCHASE PAYMENTS

The amount of money you pay us to purchase the contract. Generally, you can make additional purchase payments at any time during the accumulation phase.

SEPARATE ACCOUNT

Purchase payments allocated to the variable investment options are held by us in a separate account called the Pruco Life Flexible Premium Variable Annuity Account. The Separate Account is set apart from all of the general assets of Pruco Life.

TAX DEFERRAL

This is a way to increase your assets without currently being taxed. You do not pay taxes on your contract earnings until you take money out of your contract.

VARIABLE INVESTMENT OPTION

When you choose a variable investment option, we purchase shares of the mutual fund which are held as an investment for that option. We hold these shares in the Separate Account. The division of the Separate Account of Pruco Life that invests in a particular mutual fund is referred to in your contract as a subaccount.
--------------------------------------------------------------------------------
 6

                                                                          PART I
DISCOVERY SELECT PROSPECTUS  SUMMARY

Summary of Sections 1-9
--------------------------------------------------------------------------------

FOR A MORE COMPLETE DISCUSSION OF THE FOLLOWING TOPICS, SEE THE CORRESPONDING
SECTION IN THE PROSPECTUS.

SECTION 1
WHAT IS THE DISCOVERY SELECT VARIABLE ANNUITY?


This variable annuity contract, offered by Pruco Life, is a contract between you, as the owner, and us. The contract allows you to invest on a tax-deferred basis in one or more of 40 variable investment options. There are also three fixed interest-rate options which are available in most states. The contract is intended for retirement savings or other long-term investment purposes and provides a death benefit and guaranteed income options.


   The variable investment options are designed to offer the opportunity over the long term for a better return than the fixed interest-rate options. However, this is NOT guaranteed. It is possible, due to market changes, that your investments may decrease in value.

   The fixed interest-rate options offer an interest rate that is guaranteed. While your money is in a fixed account, your principal amount is guaranteed and the interest amount that your money will earn is guaranteed by us to always be at least 3.0%. Payments allocated to the fixed interest-rate options become part of Pruco Life's general assets. As a result, the strength of our guarantee is based on the overall financial strength of Pruco Life.

   You can invest your money in any or all of the variable investment options and the interest-rate options. You are allowed 12 transfers each contract year among the variable investment options, without a charge. There are certain restrictions on transfers involving the interest-rate options.

   The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings grow on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase starts when you begin receiving regular payments from your contract. The amount of money you are able to accumulate in your contract during the accumulation phase will help determine the amount of the payments you will receive during the income phase. Other factors will affect the amount of your payments such as age, gender and the payout option you selected.

   FREE LOOK. If you change your mind about owning Discovery Select, you may cancel your contract within 10 days after receiving it (or whatever time period is required in the state where the contract was issued).

SECTION 2
WHAT INVESTMENT OPTIONS CAN I CHOOSE?


You generally can invest your money in any of the variable investment options that invest in the mutual funds described in the fund prospectuses provided with this prospectus:


THE PRUDENTIAL SERIES FUND

   Diversified Bond Portfolio


   Diversified Conservative Growth Portfolio


   Equity Portfolio

   Global Portfolio

   High Yield Bond Portfolio

   Money Market Portfolio

   Prudential Jennison Portfolio

   Small Capitalization Stock Portfolio

   Stock Index Portfolio


   Value Portfolio


   20/20 Focus Portfolio


   SP Aggressive Growth Asset Allocation Portfolio



   SP Alliance Technology Portfolio



   SP Balanced Asset Allocation Portfolio



   SP Conservative Asset Allocation Portfolio



   SP Growth Asset Allocation Portfolio



   SP INVESCO Small Company Growth Portfolio



   SP Jennison International Growth Portfolio



   SP Large Cap Value Portfolio



   SP MFS Capital Opportunities Portfolio



   SP MFS Mid-Cap Growth Portfolio



   SP PIMCO Total Return Portfolio



   SP Prudential U.S. Emerging Growth Portfolio



   SP Small/Mid Cap Value Portfolio



   SP Strategic Partners Focused Growth Portfolio

--------------------------------------------------------------------------------

Summary of Sections 1-9 CONTINUED
--------------------------------------------------------------------------------

                                                                          PART I
DISCOVERY SELECT PROSPECTUS  SUMMARY

AIM VARIABLE INSURANCE FUNDS

   AIM V.I. Growth and Income Fund

   AIM V.I. Value Fund

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

   Alliance Premier Growth Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

   American Century VP Value


CREDIT SUISSE WARBURG PINCUS TRUST



   Global Post-Venture Capital Portfolio


DAVIS VARIABLE ACCOUNT FUND, INC.

   Davis Value Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

   Franklin Small Cap Fund--Class 2

JANUS ASPEN SERIES

   Growth Portfolio

   International Growth Portfolio

MFS VARIABLE INSURANCE TRUST

   Emerging Growth Series

   Research Series

OCC ACCUMULATION TRUST

   Managed Portfolio

   Small Cap Portfolio

T. ROWE PRICE

   Equity Series--Equity Income Portfolio

   International Series--International Stock Portfolio


   Depending upon market conditions, you may earn or lose money in any of these options. The value of your contract will fluctuate depending upon the investment performance of the mutual funds used by the variable investment options you choose. Performance information for the variable investment options is provided in the Statement of Additional Information (SAI). Past performance is not a guarantee of future results.


   You can also put your money into one or more of the fixed interest-rate options.


   Depending on the terms of your contract, not all portfolios of the Prudential Series Fund may be available to you.


SECTION 3
WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE INCOME PHASE? (ANNUITIZATION)


If you want to receive regular income from your annuity, you can choose one of several options, including guaranteed payments for the annuitant's lifetime. Generally, once you begin receiving regular payments, you cannot change your payment plan.


SECTION 4
WHAT IS THE DEATH BENEFIT?

If the sole or last surviving annuitant dies, the designated person(s) or the beneficiary will receive at a minimum, the total amount invested or a potentially greater amount related to market appreciation.

SECTION 5
HOW CAN I PURCHASE A DISCOVERY SELECT ANNUITY CONTRACT?

You can purchase this contract, under most circumstances, with a minimum initial purchase payment of $10,000. You can add $1,000 or more at any time during the accumulation phase of the contract. Your representative can help you fill out the proper forms.

SECTION 6
WHAT ARE THE EXPENSES ASSOCIATED WITH THE DISCOVERY SELECT CONTRACT?

The contract has insurance features and investment features, and there are costs related to each.

   Each year we deduct a $30 contract maintenance charge if your contract value is less than $50,000. For insurance and administrative costs, we also deduct an annual charge of 1.40% of the average daily value of all assets allocated to the variable investment options. This charge is not assessed against amounts allocated to the interest-rate investment options.


   There are a few states/jurisdictions that assess a premium tax when you begin receiving regular income payments from your annuity. In those states, we will impose a required premium tax charge which can range up to 3.5%.


--------------------------------------------------------------------------------
 8

--------------------------------------------------------------------------------

                                                                          PART I
DISCOVERY SELECT PROSPECTUS  SUMMARY

   There are also charges associated with the mutual funds. These charges currently range from 0.39% to 1.40% per year of a fund's average daily assets.


   During the accumulation phase, if you withdraw money less than eight years after making a purchase payment, you may have to pay a withdrawal charge on all or part of the withdrawal. This charge ranges from 1-7%.


SECTION 7
HOW CAN I ACCESS MY MONEY?


You may take money out at any time during the accumulation phase. If you do so, however, you may be subject to income tax and, if you make a withdrawal prior to age 59 1/2, an additional tax penalty as well. Each year, you may withdraw up to 10% of your total purchase payments without charge. Withdrawals greater than 10% of your purchase payments will be subject to a withdrawal charge. This charge decreases 1% each year. After the 7th year, there is no charge for a withdrawal. You may also be subject to income tax and a tax penalty if you make an early withdrawal.


SECTION 8
WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE DISCOVERY SELECT CONTRACT?


Your earnings are not taxed until withdrawn. If you take money out during the accumulation phase, earnings are withdrawn first and are taxed as ordinary income. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings in addition to ordinary taxation. A portion of the payments you receive during the income phase is considered partly a return of your original investment. As a result, that portion of each payment is not taxable as income. Generally, all amounts withdrawn from IRA contracts (excluding Roth IRAs) are fully taxable and subject to the 10% penalty if withdrawn prior to age 59 1/2.


SECTION 9
OTHER INFORMATION

This contract is issued by Pruco Life, a subsidiary of The Prudential Insurance Company of America.

--------------------------------------------------------------------------------

                                                                          PART I
DISCOVERY SELECT PROSPECTUS  SUMMARY

Summary of Contract Expenses
--------------------------------------------------------------------------------

THE PURPOSE OF THIS SUMMARY IS TO HELP YOU TO UNDERSTAND THE COSTS YOU WILL PAY FOR DISCOVERY SELECT. THIS SUMMARY INCLUDES THE EXPENSES OF THE MUTUAL FUNDS USED BY THE VARIABLE INVESTMENT OPTIONS BUT DOES NOT INCLUDE ANY PREMIUM TAXES THAT MIGHT BE APPLICABLE IN YOUR STATE.

FOR MORE DETAILED INFORMATION:


More detailed information can be found on page 27 under the section called, "What Are The Expenses Associated With The Discovery Select Contract?" For more detailed expense information about the mutual funds, please refer to the individual fund prospectuses which you will find at the back of this prospectus.


TRANSACTION EXPENSES
--------------------------------------------------------------------------------

WITHDRAWAL CHARGE (SEE NOTE 1 BELOW)
--------------------------------------------------------------------------------

       During contract year 1              7%

       During contract year 2              6%

       During contract year 3              5%

       During contract year 4              4%

       During contract year 5              3%

       During contract year 6              2%

       During contract year 7              1%

TRANSFER FEE (SEE NOTE 2 BELOW)
--------------------------------------------------------------------------------

       first 12 transfers per year      $0.00
       each

       transfer after 12               $25.00

ANNUAL CONTRACT FEE AND FULL WITHDRAWAL FEE (SEE NOTE 3 BELOW)
--------------------------------------------------------------------------------

                                       $30.00

ANNUAL ACCOUNT EXPENSES
--------------------------------------------------------------------------------

       AS A PERCENTAGE OF THE AVERAGE ACCOUNT VALUE

       Mortality and Expense Risk:      1.25%

       Administrative Fee:              0.15%

       Total:                           1.40%


NOTE 1: AS OF THE BEGINNING OF THE CONTRACT YEAR, YOU MAY WITHDRAW UP TO 10% OF THE TOTAL PURCHASE PAYMENTS PLUS ANY CHARGE-FREE AMOUNT CARRIED OVER FROM THE PREVIOUS CONTRACT YEAR WITHOUT CHARGE. THERE IS NO WITHDRAWAL CHARGE ON ANY WITHDRAWALS MADE UNDER THE CRITICAL CARE ACCESS OPTION (SEE PAGE 28) OR ON ANY AMOUNT USED TO PROVIDE INCOME UNDER THE LIFE ANNUITY WITH 120 PAYMENTS (10 YEARS) CERTAIN OPTION. (SEE PAGE 24). SURRENDER CHARGES ARE WAIVED WHEN A DEATH BENEFIT IS PAID.


NOTE 2: YOU WILL NOT BE CHARGED FOR TRANSFERS MADE IN CONNECTION WITH DOLLAR COST AVERAGING AND AUTO-REBALANCING


NOTE 3: THIS FEE IS NOT CHARGED ON WITHDRAWALS IF THE VALUE OF YOUR CONTRACT IS $50,000 OR MORE, OR IF THE WITHDRAWALS ARE MADE UNDER THE CRITICAL CARE ACCESS OPTION.


NOTES FOR ANNUAL MUTUAL FUND
EXPENSES:


THESE EXPENSES ARE BASED ON THE
HISTORICAL FUND EXPENSES FOR THE
YEAR ENDED DECEMBER 31, 2000,
EXCEPT AS INDICATED. FUND EXPENSES
ARE NOT FIXED OR GUARANTEED BY THE
DISCOVERY SELECT CONTRACT AND MAY
VARY FROM YEAR TO YEAR.



(1)THE PRUDENTIAL SERIES FUND:


BECAUSE THIS IS THE FIRST FULL YEAR
OF OPERATION FOR ALL "SP"
PORTFOLIOS, OTHER EXPENSES ARE
ESTIMATED BASED ON MANAGEMENT
PROJECTION OF NON-ADVISORY FEE
EXPENSES. EACH "SP" PORTFOLIO HAS
EXPENSE REIMBURSEMENTS IN EFFECT,
AND THE TABLE SHOWS TOTAL EXPENSES
BOTH WITH AND WITHOUT THESE EXPENSE
REIMBURSEMENTS. THESE EXPENSE
REIMBURSEMENTS ARE VOLUNTARY AND
MAY BE TERMINATED AT ANY TIME.



(2) AMERICAN CENTURY VARIABLE
    PORTFOLIOS INC. AND T. ROWE
    PRICE FUNDS


INVESTMENT MANAGEMENT FEES INCLUDE
ORDINARY EXPENSES OF OPERATING THE
FUNDS.


(3)CREDIT SUISSE WARBURG PINCUS
   TRUST AND DAVIS VARIABLE ACCOUNT
   FUND, INC.


FEE WAIVERS AND EXPENSE
REIMBURSEMENT OR CREDITS REDUCED
INVESTMENT MANAGEMENT FEES AND
OTHER EXPENSES DURING 2000, BUT MAY
BE DISCONTINUED AT ANY TIME.



(4) FRANKLIN TEMPLETON VARIABLE
    INSURANCE PRODUCTS TRUST


THE FUND'S CLASS 2 DISTRIBUTION
PLAN OR "RULE 12B-1 PLAN" IS
DESCRIBED IN THE FUND'S PROSPECTUS.
THE MANAGER HAS AGREED IN ADVANCE
TO MAKE AN ESTIMATED REDUCTION OF
0.04% OF ITS FEE TO REFLECT REDUCED
SERVICES RESULTING FROM THE FUND'S
INVESTMENT IN A FRANKLIN TEMPLETON
MONEY FUND. THIS REDUCTION IS
REQUIRED BY THE FUND'S BOARD OF
TRUSTEES AND AN ORDER OF THE
SECURITIES AND EXCHANGE COMMISSION.



(5)JANUS ASPEN SERIES


TABLE REFLECTS EXPENSES BASED UPON
EXPENSES FOR THE FISCAL YEAR ENDED
DECEMBER 31, 2000, RESTATED TO
REFLECT A REDUCTION IN THE
MANAGEMENT FEE. ALL EXPENSES ARE
SHOWN WITHOUT THE EFFECT OF ANY
OFFSET ARRANGEMENTS.



(6) MFS VARIABLE INSURANCE TRUST



AN EXPENSE OFFSET ARRANGEMENT WITH
THE FUND'S CUSTODIAN RESULTED IN A
REDUCTION IN OTHER EXPENSES BY
0.01%


--------------------------------------------------------------------------------
 10

--------------------------------------------------------------------------------

                                                                          PART I
DISCOVERY SELECT PROSPECTUS  SUMMARY





ANNUAL MUTUAL FUND EXPENSES (AFTER REIMBURSEMENT, IF ANY):
----------------------------------------------------------------------------------------------
AS A PERCENTAGE OF EACH PORTFOLIO'S AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------------------------------
                                                              INVESTMENT      12-B1    OTHER      TOTAL CONTRACT     TOTAL ACTUAL
                                                            MANAGEMENT FEE     FEE    EXPENSES       EXPENSES         EXPENSES*
THE PRUDENTIAL SERIES FUND(1)
-----------------------------------------------------------------------------------------
         Diversified Bond Portfolio                              0.40%         N/A     0.05%           0.45%             0.45%
         Diversified Conservative Growth Portfolio               0.75%         N/A     0.18%           0.93%             0.93%
         Equity Portfolio                                        0.45%         N/A     0.04%           0.49%             0.49%
         Global Portfolio                                        0.75%         N/A     0.10%           0.85%             0.85%
         High Yield Bond Portfolio                               0.55%         N/A     0.05%           0.60%             0.60%
         Money Market Portfolio                                  0.40%         N/A     0.04%           0.44%             0.44%
         Prudential Jennison Portfolio                           0.60%         N/A     0.04%           0.64%             0.64%
         Small Capitalization Stock Portfolio                    0.40%         N/A     0.08%           0.48%             0.48%
         Stock Index Portfolio                                   0.35%         N/A     0.04%           0.39%             0.39%
         Value Portfolio                                         0.40%         N/A     0.05%           0.45%             0.45%
         20/20 Focus Portfolio                                   0.75%         N/A     0.13%           0.88%             0.88%
         SP Aggressive Growth Asset Allocation Portfolio         0.84%**       N/A     0.40%           1.24%             1.04%
         SP Alliance Technology Portfolio                        1.15%         N/A     0.65%           1.80%             1.30%
         SP Balanced Asset Allocation Portfolio                  0.75%**       N/A     0.33%           1.08%             0.92%
         SP Conservative Asset Allocation Portfolio              0.71%**       N/A     0.30%           1.01%             0.87%
         SP Growth Asset Allocation Portfolio                    0.80%**       N/A     0.35%           1.15%             0.97%
         SP INVESCO Small Company Growth Portfolio               0.95%         N/A     1.08%           2.03%             1.15%
         SP Jennison International Growth Portfolio              0.85%         N/A     0.45%           1.30%             1.24%
         SP Large Cap Value Portfolio                            0.80%         N/A     1.00%           1.80%             0.90%
         SP MFS Capital Opportunities Portfolio                  0.75%         N/A     0.96%           1.71%             1.00%
         SP MFS Mid-Cap Growth Portfolio                         0.80%         N/A     0.63%           1.43%             1.00%
         SP PIMCO Total Return Portfolio                         0.60%         N/A     0.26%           0.86%             0.76%
         SP Prudential U.S. Emerging Growth Portfolio            0.60%         N/A     0.47%           1.07%             0.90%
         SP Small/Mid Cap Value Portfolio                        0.90%         N/A     0.51%           1.41%             1.05%
         SP Strategic Partners Focused Growth Portfolio          0.90%         N/A     0.85%           1.75%             1.01%
AIM VARIABLE INSURANCE FUNDS, INC.
-----------------------------------------------------------------------------------------
         AIM V.I. Growth and Income Fund                         0.60%         N/A     0.24%           0.84%             0.84%
         AIM V.I. Value Fund                                     0.61%         N/A     0.23%           0.84%             0.84%
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
-----------------------------------------------------------------------------------------
         Alliance Premier Growth Portfolio--Class B              1.00%        0.25%    0.05%           1.30%             1.30%
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.(2)
-----------------------------------------------------------------------------------------
         American Century VP Value                               1.00%         N/A     0.00%           1.00%             1.00%
CREDIT SUISSE WARBURG PINCUS TRUST(3)
-----------------------------------------------------------------------------------------
         Global Post-Venture Capital Portfolio                   1.25%         N/A     0.28%           1.53%             1.40%
DAVIS VARIABLE ACCOUNT FUND, INC.(3)
-----------------------------------------------------------------------------------------
         Davis Value Portfolio                                   0.75%         N/A     0.26%           1.01%             1.00%
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST(4)
-----------------------------------------------------------------------------------------
         Franklin Small Cap Fund--Class 2                        0.53%        0.25%    0.28%           1.06%             1.02%


--------------------------------------------------------------------------------

SUMMARY OF CONTRACT EXPENSES CONTINUED

--------------------------------------------------------------------------------

                                                                          PART I
DISCOVERY SELECT PROSPECTUS  SUMMARY


ANNUAL MUTUAL FUND EXPENSES (CONTINUED) (AFTER REIMBURSEMENT, IF ANY):
---------------------------------------------------------------------------------------------------------------------------------
AS A PERCENTAGE OF EACH PORTFOLIO'S AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------------------------------
                                                              INVESTMENT      12-B1    OTHER     TOTAL CONTRACTUAL   TOTAL ACTUAL
                                                            MANAGEMENT FEE     FEE    EXPENSES       EXPENSES         EXPENSES*
JANUS ASPEN SERIES--INSTITUTIONAL SHARES(5)
-----------------------------------------------------------------------------------------
         Growth Portfolio                                        0.65%         N/A     0.02%           0.67%             0.67%
         International Growth Portfolio                          0.65%         N/A     0.06%           0.71%             0.71%
MFS VARIABLE INSURANCE TRUST(6)
-----------------------------------------------------------------------------------------
         Emerging Growth Series                                  0.75%         N/A     0.10%           0.85%             0.84%
         Research Series                                         0.75%         N/A     0.10%           0.85%             0.84%
OCC ACCUMULATION TRUST
-----------------------------------------------------------------------------------------
         Managed Portfolio                                       0.78%         N/A     0.08%           0.86%             0.86%
         Small Cap Portfolio                                     0.80%         N/A     0.10%           0.90%             0.90%
T. ROWE PRICE(2)
-----------------------------------------------------------------------------------------
         Equity Series--Equity Income Portfolio                  0.85%         N/A     0.00%           0.85%             0.85%
         International Series--International Stock
           Portfolio                                             1.05%         N/A     0.00%           1.05%             1.05%
         Global Post-Venture Capital Portfolio                   1.25%         N/A     0.28%           1.53%             1.40%


 * REFLECTS THE EFFECT OF MANAGEMENT FEE WAIVERS AND REIMBURSEMENT OF EXPENSES, IF ANY. SEE NOTES ON PAGE 10.


**EACH ASSET ALLOCATION PORTFOLIO INVESTS IN SHARES OF OTHER SERIES FUND
  PORTFOLIOS. THE ADVISORY FEES FOR THE ASSET ALLOCATION PORTFOLIOS DEPICTED ABOVE ARE THE PRODUCT OF A BLEND OF THE FEES OF THOSE OTHER FUND PORTFOLIOS, PLUS A 0.05% ANNUAL ADVISORY FEE PAYABLE TO PIFM.


THE "EXPENSES EXAMPLES" ON THE FOLLOWING PAGES ARE CALCULATED USING THE TOTAL ACTUAL EXPENSES.

--------------------------------------------------------------------------------
 12

                                                                          PART I
DISCOVERY SELECT PROSPECTUS  SUMMARY

Expense Examples
--------------------------------------------------------------------------------

THESE EXAMPLES WILL HELP YOU COMPARE THE FEES AND EXPENSES OF THE DIFFERENT VARIABLE INVESTMENT OPTIONS OFFERED BY DISCOVERY SELECT. YOU CAN ALSO USE THE EXAMPLES TO COMPARE THE COST OF DISCOVERY SELECT WITH OTHER VARIABLE ANNUITY CONTRACTS.

EXAMPLE 1: IF YOU WITHDRAW YOUR ASSETS

Example 1 assumes that you invest $10,000 in Discovery Select and that you allocate all of your assets to one of the variable investment options and withdraw all your assets at the end of the time period indicated. The example also assumes that your investment has a 5% return each year and that the mutual fund's operating expenses remain the same. Your actual costs may be higher or lower.

EXAMPLE 2: IF YOU DO NOT WITHDRAW YOUR ASSETS

Example 2 assumes that you invest $10,000 in Discovery Select and allocate all of your assets to one of the variable investment options and DO NOT WITHDRAW any of your assets at the end of the time period indicated. The example also assumes that your investment has a 5% return each year and that the mutual fund's operating expenses remain the same. Your actual costs may be higher or lower.

On the following page are examples of what your costs would be using these assumptions.

NOTES FOR ANNUAL MUTUAL FUND
EXPENSES:

THESE EXAMPLES SHOULD NOT BE
CONSIDERED A REPRESENTATION OF PAST
OR FUTURE EXPENSES. ACTUAL EXPENSES
MAY BE GREATER OR LESS THAN THOSE
SHOWN.

THE CHARGES SHOWN IN THE 10 YEAR
COLUMN ARE THE SAME FOR EXAMPLE 1
AND EXAMPLE 2. THIS IS BECAUSE
AFTER 10 YEARS, THE WITHDRAWAL
CHARGES ARE NO LONGER DEDUCTED BY
US WHEN YOU MAKE A WITHDRAWAL OR
WHEN YOU BEGIN THE INCOME PHASE OF
YOUR CONTRACT.


IF YOUR CONTRACT VALUE IS LESS THAN
$50,000, ON YOUR CONTRACT
ANNIVERSARY (AND UPON A SURRENDER),
WE DEDUCT A $30 FEE. THE EXAMPLES
USE AN AVERAGE NUMBER AS THE AMOUNT
OF THE ANNUAL CONTRACT FEE. THIS
AMOUNT WAS CALCULATED BY TAKING THE
TOTAL ANNUAL CONTRACT FEES
COLLECTED IN 2000 AND THEN DIVIDING
THAT NUMBER BY THE TOTAL ASSETS
ALLOCATED TO THE VARIABLE
INVESTMENT OPTIONS. BASED ON THIS
CALCULATION THE ANNUAL CONTRACT FEE
IS INCLUDED AS AN ANNUAL CHARGE OF
 .023% OF CONTRACT VALUE.



YOUR ACTUAL FEES WILL VARY BASED ON
THE AMOUNT OF YOUR CONTRACT AND
YOUR SPECIFIC ALLOCATION(S). A
TABLE OF ACCUMULATION UNIT VALUES
OF INTERESTS IN EACH VARIABLE
INVESTMENT OPTION APPEARS ON PAGE
38. CHARGES FOR PREMIUM TAXES ARE
NOT REFLECTED IN THESE EXAMPLES.
PREMIUM TAXES MAY APPLY DEPENDING
ON THE STATE WHERE YOU LIVE.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                          PART I
DISCOVERY SELECT PROSPECTUS  SUMMARY


EXPENSE EXAMPLES 1 AND 2
-----------------------------------------------------------------------------------------------------------------------
                                                                                          EXAMPLE 2:
                                                          EXAMPLE 1:                      IF YOU DO NOT WITHDRAW YOUR
                                                          IF YOU WITHDRAW YOUR ASSETS     ASSETS
                                                          -------------------------------------------------------------
                                                          1 YR   3 YRS   5 YRS   10 YRS   1 YR   3 YRS   5 YRS   10 YRS

THE PRUDENTIAL SERIES FUND
-----------------------------------------------------------------------------------------------------------------------
         Diversified Bond Portfolio                       $821   $1130   $1374   $2197    $191   $590    $1014   $2197
         Diversified Conservative Growth Portfolio        $869   $1275   $1619   $2692    $239   $735    $1259   $2692
         Equity Portfolio                                 $825   $1142   $1395   $2239    $195   $602    $1035   $2239
         Global Portfolio                                 $861   $1251   $1578   $2612    $231   $711    $1218   $2612
         High Yield Bond Portfolio                        $836   $1175   $1451   $2355    $206   $635    $1091   $2355
         Money Market Portfolio                           $820   $1127   $1369   $2187    $190   $587    $1009   $2187
         Prudential Jennison Portfolio                    $840   $1188   $1472   $2396    $210   $648    $1112   $2396
         Small Capitalization Stock Portfolio             $824   $1139   $1390   $2229    $194   $599    $1030   $2229
         Stock Index Portfolio                            $815   $1111   $1343   $2133    $185   $571     $983   $2133
         Value Portfolio                                  $821   $1130   $1374   $2197    $191   $590    $1014   $2197
         20/20 Focus Portfolio                            $864   $1260   $1593   $2642    $234   $720    $1233   $2642
         SP Aggressive Growth Asset Allocation Portfolio  $880   $1359   $1721   $2843    $250   $819    $1361   $2843
         SP Alliance Technology Portfolio                 $906   $1336   $1755   $3016    $276   $796    $1395   $3018
         SP Balanced Asset Allocation Portfolio           $868   $1346   $1684   $2742    $238   $806    $1324   $2742
         SP Conservative Asset Allocation Portfolio       $863   $1267   $1598   $2640    $233   $727    $1238   $2640
         SP Growth Asset Allocation Portfolio             $873   $1268   $1620   $2717    $243   $728    $1260   $2717
         SP INVESCO Small Company Growth Portfolio        $891   $1306   $1695   $2884    $261   $766    $1335   $2884
         SP Jennison International Growth Portfolio       $900   $1351   $1757   $2985    $270   $811    $1397   $2985
         SP Large Cap Value Portfolio                     $866   $1333   $1666   $2716    $236   $793    $1306   $2716
         SP MFS Capital Opportunities Portfolio           $876   $1277   $1635   $2747    $246   $737    $1275   $2747
         SP MFS Mid-Cap Growth Portfolio                  $876   $1296   $1654   $2763    $246   $756    $1294   $2763
         SP PIMCO Total Return Portfolio                  $852   $1271   $1578   $2558    $222   $731    $1218   $2558
         SP Prudential U.S. Emerging Growth Portfolio     $866   $1239   $1577   $2640    $238   $699    $1217   $2640
         SP Small/Mid Cap Value Portfolio                 $881   $1282   $1651   $2789    $251   $742    $1291   $2789
         SP Strategic Partners Focused Growth Portfolio   $877   $1307   $1666   $2779    $247   $767    $1306   $2779

AIM VARIABLE INSURANCE FUNDS
-----------------------------------------------------------------------------------------------------------------------
         AIM V.I. Growth and Income Fund                  $860   $1248   $1573   $2602    $230   $708    $1213   $2602
         AIM V.I. Value Fund                              $860   $1248   $1573   $2602    $230   $708    $1213   $2602

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
-----------------------------------------------------------------------------------------------------------------------
         Alliance Premier Growth Portfolio--Class B       $906   $1386   $1803   $3057    $276   $846    $1443   $3057

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
-----------------------------------------------------------------------------------------------------------------------
         American Century VP Value                        $876   $1296   $1654   $2763    $246   $756    $1294   $2763

CREDIT SUISSE WARBURG PINCUS TRUST
-----------------------------------------------------------------------------------------------------------------------
         Global Post-Venture Capital Portfolio            $918   $1422   $1862   $3172    $288   $882    $1502   $3172

DAVIS VARIABLE ACCOUNT FUND, INC.
-----------------------------------------------------------------------------------------------------------------------
         Davis Value Fund                                 $876   $1296   $1654   $2763    $246   $756    $1294   $2763

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
-----------------------------------------------------------------------------------------------------------------------
         Franklin Small Cap Fund--Class 2                 $878   $1302   $1664   $2783    $248   $762    $1304   $2783


                                                                                  THIS CHART CONTINUES ON THE NEXT PAGE

--------------------------------------------------------------------------------
 14

--------------------------------------------------------------------------------

                                                                          PART I
DISCOVERY SELECT PROSPECTUS  SUMMARY


EXPENSE EXAMPLES 1 AND 2 (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------
                                                                                          EXAMPLE 2:
                                                          EXAMPLE 1:                      IF YOU DO NOT WITHDRAW YOUR
                                                          IF YOU WITHDRAW YOUR ASSETS     ASSETS
                                                          -------------------------------------------------------------
                                                          1 YR   3 YRS   5 YRS   10 YRS   1 YR   3 YRS   5 YRS   10 YRS

JANUS ASPEN SERIES
-----------------------------------------------------------------------------------------------------------------------
         Growth Portfolio                                 $843   $1197   $1487   $2427    $213   $657    $1127   $2427
         International Growth Portfolio                   $847   $1209   $1507   $2469    $217   $669    $1147   $2469

MFS VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------------------
         Emerging Growth Series                           $860   $1248   $1573   $2602    $230   $708    $1213   $2602
         Research Series                                  $860   $1248   $1573   $2602    $230   $708    $1213   $2602

OCC ACCUMULATION TRUST
-----------------------------------------------------------------------------------------------------------------------
         Managed Portfolio                                $862   $1254   $1583   $2622    $232   $714    $1223   $2622
         Small Cap Portfolio                              $866   $1266   $1603   $2662    $236   $726    $1243   $2662

T. ROWE PRICE
-----------------------------------------------------------------------------------------------------------------------
         Equity Series--Equity Income Portfolio           $861   $1251   $1578   $2612    $231   $711    $1218   $2612
         International Series--Int'l Stock Portfolio      $881   $1311   $1679   $2812    $251   $771    $1319   $2812


THESE EXAMPLES DO NOT SHOW PAST OR FUTURE EXPENSES. ACTUAL EXPENSES FOR A PARTICULAR YEAR MAY BE MORE OR LESS THAN SHOWN IN THE EXAMPLES.

--------------------------------------------------------------------------------

                       This page intentionally left blank

PART II SECTIONS 1-9
--------------------------------------------------------------------------------
DISCOVERY SELECT PROSPECTUS

                               [ROCKWELL GRAPHIC]

                                                                         PART II
DISCOVERY SELECT PROSPECTUS  SECTIONS 1-9

        1:
WHAT IS THE DISCOVERY SELECT

        VARIABLE ANNUITY?
--------------------------------------------------------------------------------

THE DISCOVERY SELECT VARIABLE ANNUITY IS A CONTRACT BETWEEN YOU, THE OWNER, AND US, THE INSURANCE COMPANY, PRUCO LIFE INSURANCE COMPANY (PRUCO LIFE, WE OR US).


Under our contract or agreement, in exchange for your payment to us, we promise to pay you a guaranteed income stream that can begin any time after the first contract anniversary (or as required by state law if different). Your annuity is in the accumulation phase until you decide to begin receiving annuity payments. The date you begin receiving annuity payments is the annuity date. On the annuity date, your contract switches to the income phase.


   THIS ANNUITY CONTRACT BENEFITS FROM TAX DEFERRAL. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you withdraw money from your contract.


   DISCOVERY SELECT IS A VARIABLE ANNUITY CONTRACT. This means that during the accumulation phase, you can allocate your assets among 40 variable investment options as well as 3 guaranteed interest-rate options. (If your contract was issued in Maryland, Oregon or Washington, the market value adjustment option is not available to you.) If you select a variable investment option, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the mutual fund associated with that variable investment option. Because the mutual funds' portfolios fluctuate in value depending upon market conditions, your contract value can either increase or decrease. This is important, since the amount of the annuity payments you receive during the income phase depends upon the value of your contract at the time you begin receiving payments.



   AS MENTIONED ABOVE, DISCOVERY SELECT ALSO CONTAINS THREE GUARANTEED INTEREST-RATE OPTIONS: a fixed-rate option, a dollar cost averaging option, and a market-value adjustment option. The fixed-rate option offers an interest rate that is guaranteed by us for one year and will always be at least 3.0% per year. The dollar cost averaging option offers an interest rate that is guaranteed by us for a selected period during which periodic transfers are made to selected variable investment options. The market-value adjustment option guarantees a stated interest rate, generally higher than the fixed-rate option. However, in order to get the full benefit of the stated interest rate, assets in this option must be held for a seven-year period. (The market-value adjustment option is not available if your contract was issued in Maryland, Oregon or Washington.)


   AS THE OWNER OF THE CONTRACT, YOU HAVE ALL OF THE DECISION-MAKING RIGHTS UNDER THE CONTRACT. You will also be the annuitant unless you designate someone else. The annuitant(s) is the person upon whose death during the accumulation phase, the death benefit is payable. The annuitant is the person who receives the annuity payments when the income phase begins. The annuitant is also the person whose life is used to determine how much and how long these payments will continue. On and after the annuity date, the annuitant is the owner and may not be changed. The beneficiary becomes the owner when a death benefit is payable.

   THE BENEFICIARY IS: the person(s) or entity designated to receive any death benefit if the annuitant(s) dies during the accumulation phase. You may change the beneficiary any time prior to the annuity date by making a written request to us. Your request becomes effective when we approve it.

SHORT TERM CANCELLATION RIGHT OR "FREE LOOK"

If you change your mind about owning Discovery Select, you may cancel your contract within 10 days after receiving it (or whatever period is required by applicable law). You can request a refund by returning the contract either to the representative who sold it to you, or to the Prudential Annuity Service Center at the address shown on the first page of this prospectus. You will receive, depending on applicable law:


-  Your full purchase payment; or



- The amount your contract is worth as of the day we receive your request. This amount may be more or less than your original payment.


--------------------------------------------------------------------------------
 18

                                                                         PART II
DISCOVERY SELECT PROSPECTUS  SECTIONS 1-9

        2:
WHAT INVESTMENT OPTIONS

        CAN I CHOOSE?
--------------------------------------------------------------------------------


THE CONTRACT GIVES YOU THE CHOICE OF ALLOCATING YOUR PURCHASE PAYMENTS TO ANY ONE OR MORE OF 40 VARIABLE INVESTMENT OPTIONS, AS WELL AS THREE GUARANTEED INTEREST-RATE OPTIONS.



The 40 variable investment options invest in mutual funds managed by leading investment advisors. Each of these mutual funds has a separate prospectus that is provided with this prospectus. You should read the mutual fund prospectus before you decide to allocate your assets to the variable investment option using that fund.


VARIABLE INVESTMENT OPTIONS


Listed below are the mutual funds in which the variable investment options invest. Depending on the terms of your contract, not all of these options may be available to you. Each variable investment option has a different investment objective.


THE PRUDENTIAL SERIES FUND, INC.

-  Diversified Bond Portfolio

-  Diversified Conservative Growth Portfolio


-  Equity Portfolio


-  Global Portfolio

-  High Yield Bond Portfolio

-  Money Market Portfolio

-  Prudential Jennison Portfolio (domestic equity)

-  Stock Index Portfolio

-  Small Capitalization Stock Portfolio


-  Value Portfolio (domestic equity) (formerly Equity Income Portfolio)


-  20/20 Focus Fund (domestic equity)


-  SP Aggressive Growth Asset Allocation Portfolio



-  SP Alliance Technology Portfolio



-  SP Balanced Asset Allocation Portfolio



-  SP Conservative Asset Allocation Portfolio



-  SP Growth Asset Allocation Portfolio



-  SP INVESCO Small Company Growth Portfolio



-  SP Jennison International Growth Portfolio



-  SP Large Cap Value Portfolio



-  SP MFS Capital Opportunities Portfolio



-  SP MFS Mid-Cap Growth Portfolio



-  SP PIMCO Total Return Portfolio



-  SP Prudential U.S. Emerging Growth Portfolio



-  SP Small/Mid Cap Value Portfolio



-  SP Strategic Partners Focused Growth Portfolio



THE PRUDENTIAL SERIES FUND, INC. IS MANAGED BY PRUDENTIAL INVESTMENTS FUND MANAGEMENT LLC ("PIFM"), A PRUDENTIAL SUBSIDIARY, THROUGH SUBADVISERS THAT PIFM EMPLOYS BY USING A MANAGER-OF-MANAGERS APPROACH. PRUDENTIAL INVESTMENT MANAGEMENT, INC., ALSO A PRUDENTIAL SUBSIDIARY, SERVES AS SUBADVISER TO THE DIVERSIFIED BOND PORTFOLIO, THE FIXED INCOME SLEEVE OF THE DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO, THE HIGH YIELD BOND PORTFOLIO, THE MONEY MARKET PORTFOLIO, THE SMALL CAPITALIZATION STOCK PORTFOLIO, AND THE STOCK INDEX PORTFOLIO. JENNISON ASSOCIATES LLC, ALSO A PRUDENTIAL SUBSIDIARY, SERVES AS SUBADVISER TO THE GROWTH AND VALUE SLEEVES OF THE DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO, THE EQUITY PORTFOLIO, THE GLOBAL PORTFOLIO, THE PRUDENTIAL JENNISON PORTFOLIO, THE VALUE PORTFOLIO, THE 20/20 FOCUS PORTFOLIO, THE SP JENNISON INTERNATIONAL GROWTH PORTFOLIO, THE SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO AND A PORTION OF THE SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO. FRANKLIN ADVISERS, INC., THE DREYFUS CORPORATION AND PACIFIC INVESTMENT MANAGEMENT COMPANY ALSO EACH MANAGE A PORTION OF THE DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO. GE ASSET MANAGEMENT INCORPORATED AND SALOMON BROTHERS ASSET MANAGEMENT INC. EACH MANAGE A PORTION OF THE EQUITY PORTFOLIO. DEUTSCHE ASSET MANAGEMENT INC. AND VICTORY CAPITAL MANAGEMENT INC. EACH MANAGE A PORTION OF THE VALUE PORTFOLIO. ALLIANCE CAPITAL MANAGEMENT, L.P. SERVES AS SUBADVISER TO THE SP ALLIANCE TECHNOLOGY PORTFOLIO AND A PORTION OF THE ASSETS OF THE SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO. INVESCO FUNDS GROUP, INC. SERVES AS SUBADVISER TO THE SP INVESCO SMALL COMPANY GROWTH PORTFOLIO. FIDELITY MANAGEMENT AND RESEARCH COMPANY SERVES AS SUBADVISER TO THE SP LARGE CAP VALUE PORTFOLIO AND THE SP SMALL/MID CAP VALUE PORTFOLIO. MASSACHUSETTS FINANCIAL SERVICES COMPANY SERVES AS SUBADVISER TO THE SP MFS CAPITAL OPPORTUNITIES PORTFOLIO AND THE SP MFS MID-CAP GROWTH PORTFOLIO. PACIFIC INVESTMENT MANAGEMENT COMPANY SERVES AS SUBADVISER TO THE SP PIMCO TOTAL RETURN PORTFOLIO. EACH OF THE ASSET ALLOCATION PORTFOLIOS IS MANAGED SOLELY BY PIFM.



AIM VARIABLE INSURANCE FUNDS


-  AIM V.I. Growth and Income Fund

-  AIM V.I. Value Fund

AIM ADVISORS, INC. SERVES AS INVESTMENT ADVISER TO BOTH OF THESE FUNDS.


ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.


-  Alliance Premier Growth Portfolio

ALLIANCE CAPITAL MANAGEMENT L.P. IS THE INVESTMENT ADVISER OF THE ALLIANCE VARIABLE PRODUCTS SERIES FUND.
--------------------------------------------------------------------------------

        2:
WHAT INVESTMENT OPTIONS CAN I CHOOSE? CONTINUED

--------------------------------------------------------------------------------

                                                                         PART II
DISCOVERY SELECT PROSPECTUS  SECTIONS 1-9

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

-  American Century VP Value

AMERICAN CENTURY INVESTMENT MANAGEMENT, INC. IS THE INVESTMENT ADVISER FOR AMERICAN CENTURY VP VALUE.


CREDIT SUISSE WARBURG PINCUS TRUST



-  Global Post-Venture Capital Portfolio



CREDIT SUISSE ASSET MANAGEMENT, LLC SERVES AS INVESTMENT ADVISER AND ABBOTT CAPITAL MANAGEMENT, L.P. SERVES AS SUB-INVESTMENT ADVISE FOR THAT PORTION OF THE GLOBAL POST-VENTURE CAPITAL PORTFOLIO ALLOCATED TO PRIVATE LIMITED PARTNERSHIPS OR OTHER INVESTMENT FUNDS.


DAVIS VARIABLE ACCOUNT FUND, INC.

-  Davis Value Portfolio

DAVIS SELECTED ADVISERS, L.P. IS THE INVESTMENT ADVISER AND DAVIS SELECTED ADVISERS-NY, INC. IS SUB-ADVISER TO THE DAVIS VALUE PORTFOLIO.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

-  Franklin Small Cap Fund--Class 2

FRANKLIN ADVISERS, INC. IS THE INVESTMENT MANAGER FOR THIS PORTFOLIO OF THE TEMPLETON VARIABLE PRODUCTS SERIES FUND.

JANUS ASPEN SERIES

-  Growth Portfolio

-  International Growth Portfolio

JANUS CAPITAL CORPORATION SERVES AS INVESTMENT ADVISER TO THE GROWTH PORTFOLIO AND THE INTERNATIONAL GROWTH PORTFOLIO.

MFS VARIABLE INSURANCE TRUST

-  Emerging Growth Series

-  Research Series (long-term growth and future income)

MASSACHUSETTS FINANCIAL SERVICES COMPANY, A DELAWARE CORPORATION, IS THE INVESTMENT ADVISER TO THE EMERGING GROWTH SERIES AND THE RESEARCH SERIES.

OCC ACCUMULATION TRUST

-  Managed Portfolio (equity)

-  Small Cap Portfolio

OPCAP ADVISORS IS THE INVESTMENT ADVISER TO THE MANAGED PORTFOLIO AND THE SMALL CAP PORTFOLIO.

T. ROWE PRICE

-  T. Rowe Price Equity Series, Inc., Equity Income Portfolio

-  T. Rowe Price International Series, Inc., International Stock Portfolio

T. ROWE PRICE ASSOCIATES, INC. IS THE INVESTMENT MANAGER FOR THE EQUITY INCOME PORTFOLIO AND ROWE PRICE-FLEMING INTERNATIONAL, INC. IS THE INVESTMENT MANAGER FOR THE INTERNATIONAL STOCK PORTFOLIO.


   Except for the Prudential Series Fund Inc., we are paid by the fund or an affiliate of each fund for administrative and other services that we provide. The amount we receive is based on an annual percentage of the average assets of Discovery Select invested in the fund held by the associated variable investment option.


FIXED INTEREST-RATE OPTIONS

We offer three interest-rate options: a one-year fixed-rate option, a dollar cost averaging fixed interest-rate option ("DCA Fixed Option"), and a market-value adjustment option (not available in Maryland, Oregon or Washington). We set a one year guaranteed annual interest rate that is always available for the one-year fixed-rate option. For the DCA Fixed Option, the interest rate is guaranteed for the applicable period of time for which transfers are made. For the market-value adjustment option, we set a seven-year guaranteed interest rate.


   When you select one of these options, your payment will earn interest at the established rate for the applicable interest rate period. A new interest rate period is established every time you allocate or transfer money into a fixed interest-rate option. You may have money allocated in more than one interest rate period at the same time. This could result in your money earning interest at different rates and each interest rate period maturing at a different time. While these interest rates may change from time to time, the minimum rate will never be less than 3.0%.


   Payments that you apply to either of the fixed interest-rate options become part of Pruco Life's general assets. As a result, the strength of the interest guarantees is based on the overall financial strength of

--------------------------------------------------------------------------------
 20

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                                                                         PART II
DISCOVERY SELECT PROSPECTUS  SECTIONS 1-9

Pruco Life. If Pruco Life suffered a material financial set back, the ability of Pruco Life to meet its financial obligations could be affected.

MARKET-VALUE ADJUSTMENT

If you transfer or withdraw assets or annuitize from the market-value adjustment option before an interest rate period is over, the assets will be subject to a market-value adjustment. The market-value adjustment may increase or decrease the amount being withdrawn or transferred and may be substantial. The adjustment, whether up or down will never be greater than 40%. The amount of the market-value adjustment is based on the difference between the:

1) Guaranteed interest rate for the amount you are withdrawing or transferring; and

2) Interest rate that is in effect on the date of the withdrawal or transfer.


   The amount of time left in the interest rate period is also a factor. You will find a detailed description of how the market-value adjustment is calculated on page 42 of this prospectus. (For contracts issued in Pennsylvania, the description is on page 44.)


   DCA Fixed Option You may allocate all or part of your first purchase payment to the DCA Fixed Option. Under this option, you automatically transfer amounts over a stated period (currently, six or twelve months) from the DCA Fixed Option to the variable investment options you select. We will invest the assets you allocate to the DCA Fixed Option in our general account until they are transferred. You may not transfer from other investment options to the DCA Fixed Option. Currently, you may only allocate all or a portion of your initial invested purchase payment to the DCA Fixed Option. In the future, we may permit you to allocate subsequent purchase payments to the DCA Fixed Options as well under certain circumstances.

   If you choose the DCA Fixed Option, you must allocate a minimum of $5,000 to it. The first periodic transfer will occur on the date you allocate your purchase payment to the DCA Fixed Option. Subsequent transfers will occur on the monthly anniversary of the first transfer. Currently, you may choose to have the purchase payment allocated to the DCA Fixed Option transfer in either six or twelve monthly installments, and you may not change that number after you have chosen the DCA Fixed Option. (In the future, we may make available other numbers of transfers and other transfer schedules--for example, quarterly as well as monthly.) If you choose a 6-payment transfer schedule, each transfer generally will equal 1/6th of the amount you allocated to the DCA Fixed Option, and if you choose a 12-payment transfer schedule, each transfer generally will equal 1/12th of the amount you allocated to the DCA Fixed Option. In either case, the final transfer amount generally will also include the credited interest. You may change at any time the variable investment options into which to transfer the DCA Fixed Option assets. Transfers from the DCA Fixed Option do not count toward the maximum number of free transfers allowed under the contract.

   If you make a withdrawal or have a fee assessed from your contract, and all or part of that withdrawal or fee comes out of the DCA Fixed Option, we will recalculate the periodic transfer amount to reflect the change. This recalculation may include some or all of the interest credited to the date of the next scheduled transfer. If a withdrawal or fee assessment reduces the monthly transfer amount below $100, we will transfer the remaining balance in the DCA Fixed Option on the next scheduled transfer date.

   By investing amounts on a regular schedule instead of investing the total amount at one time, the DCA Fixed Option may decrease the effect of market fluctuations on the investment of your purchase payment. Of course, dollar cost averaging cannot ensure a profit or protect against a loss in declining markets.

TRANSFERS AMONG OPTIONS


You can transfer money among the variable investment options and the fixed interest-rate options. Your transfer request may be made by telephone, electronically, or otherwise in paper form to the Prudential Annuity Service Center (electronic transfer capability will become available during 2001). Only two transfers per month may be made by telephone or electronically.

--------------------------------------------------------------------------------

        2:
WHAT INVESTMENT OPTIONS CAN I CHOOSE? CONTINUED

--------------------------------------------------------------------------------

                                                                         PART II
DISCOVERY SELECT PROSPECTUS  SECTIONS 1-9


After that, all transfer requests must be in writing with an original signature. We have procedures in place to confirm that instructions received by telephone or electronically are genuine. We will not be liable for following telephone or electronic instructions that we reasonably believe to be genuine. Your transfer request will take effect at the end of the business day on which it was received. Our business day usually closes, at 4:00 p.m. Eastern time.


   YOU CAN MAKE TRANSFERS OUT OF A FIXED INTEREST-RATE OPTION OTHER THAN THE DCA FIXED OPTION, ONLY DURING THE 30-DAY PERIOD FOLLOWING THE END OF AN INTEREST RATE PERIOD. IF YOU TRANSFER MONEY FROM A MARKET-VALUE ADJUSTMENT OPTION AFTER THE 30-DAY PERIOD HAS ENDED, THE MONEY WILL BE SUBJECT TO A MARKET-VALUE ADJUSTMENT. TRANSFERS FROM THE DCA FIXED OPTION ARE MADE ON A PERIODIC BASIS FOR THE PERIOD THAT YOU SELECT.

   During the contract accumulation phase, you can make 12 transfers each contract year, among the investment options, without charge. If you make more than 12 transfers in one contract year, you will be charged $25 for each additional transfer. (Dollar Cost Averaging and Auto-Rebalancing transfers do not count toward the 12 free transfers per year.)


MARKET TIMING



The Contract was not designed for market timing or for persons that make programmed, large, or frequent transfers. Because market timing and similar trading practices generally are disruptive to the Separate Account and the underlying mutual funds, we monitor Contract transactions in an effort to identify such trading practices. If we detect those practices, we reserve the right to reject a proposed transaction and to modify the Contract's transfer procedures. For example, we may decide not to accept the transfer requests of an agent acting under a power of attorney on behalf of more than one Contractholder.


OTHER AVAILABLE FEATURES

DOLLAR COST AVERAGING FEATURE

The dollar cost averaging (DCA) feature is distinct from the DCA Option. It is a feature which allows you to systematically transfer either a fixed dollar amount or a percentage out of any variable investment option or the one-year fixed interest-rate option and into any variable investment option(s). You can transfer money to more than one variable investment option. The investment option used for the transfers is designated as the DCA account. If this feature is elected, your assets are not allocated to the DCA Option. You can have these automatic transfers made from the DCA account monthly, quarterly, semiannually or annually. By allocating amounts on a regular schedule instead of allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. Of course, there is no guarantee that dollar cost averaging will ensure a profit or protect against a loss in declining markets.

   Transfers must be at least $100 from your DCA account. After that, transfers will continue automatically until the entire amount in your DCA account has been transferred or until you tell us to discontinue the transfers. If your DCA account balance drops below $100, the entire remaining balance of the account will be transferred on the next transfer date. You can allocate subsequent purchase payments to re-open the DCA account at any time.

   Your transfers will be made on the last calendar day of each transfer period you have selected, provided that the New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on a particular transfer date, the transfer will take effect on the next business day.

   Any transfers you make because of dollar cost averaging are not counted toward the 12 free transfers you are allowed per year. This feature is available only during the contract accumulation phase.

ASSET ALLOCATION PROGRAM

We recognize the value of having advice when deciding on the allocation of your money. If you choose to

--------------------------------------------------------------------------------
 22

--------------------------------------------------------------------------------

                                                                         PART II
DISCOVERY SELECT PROSPECTUS  SECTIONS 1-9

participate in the Asset Allocation Program, your financial professional will give you a questionnaire to complete that will help determine a program that is appropriate for you. Your asset allocation will be prepared based on your answers to the questionnaire. You will not be charged for this service and you are not obligated to participate or to invest according to program recommendations.

AUTO-REBALANCING

Once your money has been allocated among the variable investment options, the actual performance of the investment options may cause your allocation to shift. For example, an investment option that initially holds only a small percentage of your assets could perform much better than another investment option. Over time, this option could increase to a larger percentage of your assets than you desire. You can direct us to automatically rebalance your assets to return to your original allocation or to change allocations by selecting the Auto-Rebalancing feature. The fixed interest-rate options and the DCA account cannot participate in this feature.

   Your rebalancing will be done monthly, quarterly, semiannually or annually based on your choice. The rebalancing will be done on the last calendar day of the period you have chosen, provided that the New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on that date, the rebalancing will take effect on the next business day.

   Any transfers you make because of Auto-Rebalancing are not counted toward the 12 free transfers you are allowed per year. This feature is available only during the contract accumulation phase. If you choose auto-rebalancing and dollar cost averaging, auto-rebalancing will take place after the transfers from your DCA account.

VOTING RIGHTS


We are the legal owner of the shares in the mutual funds associated with the variable investment options. However, we vote the shares of the mutual funds according to voting instructions we receive from contractowners. We will mail you a proxy which is a form you need to complete and return to us to tell us how you wish us to vote. When we receive those instructions, we will vote all of the shares we own on your behalf in accordance with those instructions. We will vote the shares for which we do not receive instructions, and any other shares that we own in our own right, in the same proportion as the shares for which instructions are received. We may change the way your voting instructions are calculated if it is required by federal or state regulation.


SUBSTITUTION

We may substitute one or more of the mutual funds used by the variable investment options. We may also cease to allow investments in existing funds. We would do this only if events such as investment policy changes or tax law changes make the mutual fund unsuitable. We would not do this without the approval of the Securities and Exchange Commission and necessary state insurance department approvals. You will be given specific notice in advance of any substitution we intend to make.

--------------------------------------------------------------------------------

                                                                         PART II
DISCOVERY SELECT PROSPECTUS  SECTIONS 1-9

        3:

WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE

        INCOME PHASE? (ANNUITIZATION)
--------------------------------------------------------------------------------

PAYMENT PROVISIONS


We can begin making annuity payments any time after the first contract anniversary (or as required by state law if different). Annuity payments must begin no later than the contract anniversary that coincides with or follows the annuitant's 90th birthday.



   We make the income plans described below available at any time before the annuity date. These plans are called annuity options. During the income phase, all of the annuity options under this contract are fixed annuity options. This means that your participation in the variable investment options ends on the annuity date. If an annuity option is not selected by the annuity date, the Interest Payment Option (Option 3, described below) will automatically be selected unless prohibited by applicable law. ONCE THE ANNUITY PAYMENTS BEGIN, THE ANNUITY OPTION CAN NOT BE CHANGED.


OPTION 1
ANNUITY PAYMENTS FOR A FIXED PERIOD


Under this option, we will make equal payments for the period chosen, up to 25 years. The annuity payments may be made monthly, quarterly, semiannually, or annually for as long as the annuitant is alive. If the annuitant dies during the income phase, a lump sum payment will be made to the beneficiary. The amount of the lump sum payment is determined by calculating the present value of the unpaid future payments. This is done by using the interest rate used to compute the actual payments. The interest rate used will always be at least 3.50% a year. For payment periods of 10 years or more, we will waive any withdrawal charge that otherwise would have been applied.


OPTION 2
LIFE ANNUITY WITH 120 PAYMENTS (10 YEARS) CERTAIN


Under this option, we will make annuity payments monthly, quarterly, semiannually, or annually as long as the annuitant is alive. If the annuitant dies before we have made 10 years worth of payments, we will pay the beneficiary the present value of the remaining annuity payments in one lump sum unless we are specifically instructed that the remaining monthly annuity payments continue to be paid to the beneficiary. The present value of the remaining annuity payments is calculated by using the interest rate used to compute the amount of the original 120 payments. The interest rate used will always be at least 3.50% a year.


OPTION 3
INTEREST PAYMENT OPTION


Under this option, we hold all or a portion of your contract value to accumulate interest. We can make interest payments on a monthly, quarterly, semiannual, or annual basis or allow the interest to accrue on your contract assets. If an annuity option is not selected by the annuity date, this is the option we will automatically select for you, unless prohibited by applicable law. Under this option, we will pay you interest at an effective rate of at least 3.0% a year. Under this option, all gain in the annuity will be taxable as of the annuity date.


   This option is not available if your contract is held in an Individual Retirement Account.

OPTION 4
OTHER ANNUITY OPTIONS


We currently offer a variety of other annuity options not described above. At the time annuity payments are chosen, we may make available any of the fixed annuity options that are offered at your annuity date.


   You should be aware that depending on your contract date and the annuity option you choose, you may have to pay withdrawal charges.

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 24
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                                                                         PART II
DISCOVERY SELECT PROSPECTUS  SECTIONS 1-9

        4:

WHAT IS THE

        DEATH BENEFIT?
--------------------------------------------------------------------------------

THE DEATH BENEFIT FEATURE PROTECTS THE VALUE OF THE CONTRACT FOR THE
BENEFICIARY.

BENEFICIARY

The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued, unless you change it at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the annuitant or last surviving annuitant dies.

CALCULATION OF THE DEATH BENEFIT


If the annuitant (or the last surviving annuitant, if there are co-annuitants) dies during the accumulation phase, we will, upon receiving appropriate proof of death and any other needed documentation, pay a death benefit to the beneficiary designated by the contractowner. If death is prior to age 80, the beneficiary will receive the greater of the following (as of the time we receive appropriate proof of death):



-  Current value of your contract; or


- Guaranteed Minimum Death Benefit--The Guaranteed Minimum Death Benefit is the greater of:

   1) The highest value of the contract on any contract anniversary date. This is called the step-up value. Between anniversary dates, the step-up value is only increased by additional purchase payments and reduced proportionally by withdrawals; or


   2) The "roll-up value" which is the total of all invested purchase payments compounded daily at an effective annual rate of 5.0%, subject to a 200% cap. Both the roll-up and the cap are reduced proportionally by withdrawals.



   If death occurs on or after age 80, the beneficiary will receive the greater of: 1) the current contract value as of the date that due proof of death is received, and 2) the Guaranteed Minimum Death Benefit as of age 80, increased by additional purchase payments, and reduced proportionally by withdrawals. For this purpose, an annuitant is deemed to reach age 80 on the contract anniversary on or following the annuitant's actual 80th birthday.



   If the sole or older annuitant is age 80 or older at the time the contract is issued, upon death, the beneficiary will receive, as of the date that due proof of death is received, the greater of: 1) current contract value; or 2) the total purchase payments reduced proportionally by withdrawals.


   Here is an example of a proportional reduction:

   If an owner withdrew 50% of a contract valued at $100,000 and if the step-up value was $80,000, the new step-up value following the withdrawal would be $40,000 or 50% of what it had been prior to the withdrawal.

   If the contractowner and annuitant are not the same, the death benefit is payable only in the event of the death of a sole annuitant or last surviving annuitant, not the death of the contractowner.

   Certain terms of this death benefit are limited in Oregon. This death benefit was enhanced in January, 1998, to provide for the Guaranteed Minimum Death Benefit. Certain contractowners must have elected an endorsement in order for this enhanced death benefit to apply. See the Statement of Additional Information (SAI) for details.

--------------------------------------------------------------------------------
                                                                              25
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                                                                         PART II
DISCOVERY SELECT PROSPECTUS  SECTIONS 1-9

        5:

HOW CAN I PURCHASE A

        DISCOVERY SELECT CONTRACT?
--------------------------------------------------------------------------------

PURCHASE PAYMENTS


A purchase payment is the amount of money you give us to purchase the contract. The minimum purchase payment is $10,000. You can make additional purchase payments of at least $1,000 or more at any time during the accumulation phase. You must get our prior approval for any purchase payments over $5 million.


ALLOCATION OF PURCHASE PAYMENTS

When you purchase a contract, we will allocate your purchase payment among the variable investment options and the fixed interest-rate options based on the percentages you choose. The percentage of your allocation to a specific investment option can range in whole percentages from 0% to 100%. If, after the initial invested purchase payment, we receive a purchase payment without allocation instructions, we will allocate the corresponding invested purchase payment in the same proportion as your most recent purchase payment (unless you directed us to allocate that purchase payment on a one-time-only basis). (If you allocated all or part of your initial purchase payment to the DCA Fixed Option and do not change your allocation instructions, we will treat your allocation instructions for the DCA Fixed Option as part of your allocation instructions for all subsequent purchase payments.) You may submit an allocation change request at any time. Contact the Prudential Annuity Service Center for details.


   We will credit the initial purchase payment to your contract within two business days from the day on which we receive your payment at the Prudential Annuity Service Center. If, however, your first payment is made without enough information for us to set up your contract, we may need to contact you to obtain the required information. If we are not able to obtain this information within five business days, we will within that five business day period either return your purchase payment or obtain your consent to continue holding it until we receive the necessary information. We will generally credit each subsequent purchase payment as of the business day we receive it in good order at the Prudential Annuity Service Center. Our business day generally closes at 4:00 p.m. Eastern time. We will generally credit subsequent purchase payments received in good order after the close of a business day on the following business day.


CALCULATING CONTRACT VALUE

The value of the variable portion of your contract will go up or down depending on the investment performance of the variable investment option(s) you choose. To determine the value of your contract, we use a unit of measure called an accumulation unit. An accumulation unit works like a share of a mutual fund.

   Every day we determine the value of an accumulation unit for each of the variable investment options. We do this by:

1) Adding up the total amount of money allocated to a specific investment option;

2) Subtracting from that amount insurance charges and any other applicable charges; and

3) Dividing this amount by the number of outstanding accumulation units.


   When you make a purchase payment, we credit your contract with accumulation units relating to the variable investment options you have chosen. The number of accumulation units credited to your contract is determined by dividing the amount of the purchase payment allocated to an investment option by the unit price of the accumulation unit for that investment option. We calculate the unit price for each investment option after the New York Stock Exchange closes each day and then credit your contract. The value of the accumulation units can increase, decrease, or remain the same from day to day. The Accumulation Unit Values chart provided on page 38 of this prospectus gives you more detailed information about the accumulation units of the variable investment options.


   We cannot guarantee that the value of your contract will increase or that it will not fall below the amount of your total purchase payments. However, we do guarantee a minimum interest rate of 3.0% a year on that portion of the contract value allocated to the fixed interest-rate options.
--------------------------------------------------------------------------------
 26

                                                                         PART II
DISCOVERY SELECT PROSPECTUS  SECTIONS 1-9

        6:
WHAT ARE THE EXPENSES ASSOCIATED WITH THE

        DISCOVERY SELECT CONTRACT?
--------------------------------------------------------------------------------

THERE ARE CHARGES AND OTHER EXPENSES ASSOCIATED WITH THE CONTRACT THAT REDUCE THE RETURN ON YOUR INVESTMENT. THESE CHARGES AND EXPENSES ARE DESCRIBED BELOW.

INSURANCE CHARGES

Each day, we make a deduction for insurance charges. The insurance charges have two parts:

1) Mortality and expense risk charge

2) Administrative expense charge

1) MORTALITY AND EXPENSE RISK CHARGE

The mortality risk charge is for assuming the risk that the annuitant(s) will live longer than expected based on our life expectancy tables. When this happens, we pay a greater number of annuity payments. The expense risk charge is for assuming that the current charges will be insufficient in the future to cover the cost of administering the contract.

   The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the daily value of the contract invested in the variable investment options, after expenses have been deducted. This charge is not assessed against amounts allocated to the fixed interest-rate options.

   If the charges under the contract are not sufficient, then we will bear the loss. We do, however, expect to profit from this charge. The mortality and expense risk charge cannot be increased. Any profits made from this charge may be used by us to pay for the costs of distributing the contracts.

2) ADMINISTRATIVE EXPENSE CHARGE

This charge is for the expenses associated with the administration of the contract. The administration of the contract includes preparing and issuing the contract, establishing and maintaining of contract records, issuing confirmations and annual reports, personnel costs, legal and accounting fees, filing fees, and systems costs.

   This charge is equal, on an annual basis, to 0.15% of the daily value of the contract invested in the variable investment options, after expenses have been deducted.

ANNUAL CONTRACT FEE

During the accumulation phase, if your contract value is less than $50,000, we will deduct $30 per contract year (this fee may differ in certain states). This annual contract fee is used for administrative expenses and cannot be increased. The $30 charge will be deducted proportionately from each of the contract's investment options. This charge will also be deducted when you surrender your contract if your contract value is less than $50,000.

WITHDRAWAL CHARGE

During the accumulation phase, you can make withdrawals from your contract. When you make a withdrawal, money will be taken first from your purchase payments for purposes of determining withdrawal charges. When your purchase payments have been used up, then we will take the money from your earnings. You will not have to pay any withdrawal charge when you withdraw your earnings.

   The withdrawal charge is for the payment of the expenses involved in selling and distributing the contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature and other promotional activities. If the contract is sold under circumstances that reduce the sales expenses, we may reduce or eliminate the withdrawal charge. For example, a large group of individuals purchasing contracts or an individual who already has a relationship with the company may receive such a reduction.

   You can withdraw up to 10% of your total purchase payments each contract year without paying a withdrawal charge. This amount is referred to as the "charge-free amount." If any of the charge-free amount is not used during a contract year, it will be carried over to the next contract year. During the first seven contract years, if your withdrawal of purchase payments is more than the charge-free amount, a
--------------------------------------------------------------------------------

        6:
WHAT ARE THE EXPENSES ASSOCIATED WITH THE DISCOVERY SELECT CONTRACT? CONTINUED
--------------------------------------------------------------------------------

                                                                         PART II
DISCOVERY SELECT PROSPECTUS  SECTIONS 1-9

withdrawal charge will be applied. This charge is based on your contract date.

   The following table shows the percentage of withdrawal charges that would apply:

PERCENTAGE OF APPLICABLE WITHDRAWAL CHARGES
------------------------------------------------------------

During contract year 1              7%
During contract year 2              6%
During contract year 3              5%
During contract year 4              4%
During contract year 5              3%
During contract year 6              2%
During contract year 7              1%
After that                          0%


   Note: As of the beginning of the contract year, you may withdraw up to 10% of the total purchase payments plus any charge-free amount carried over from the previous contract year without charge. There is no withdrawal charge on any withdrawals made under the Critical Care Access Option, on any amount used to provide income under the Life Annuity with 120 payments (10 years) Certain Option or for a fixed period of 10 years or more. Surrender charges are waived when a death benefit is paid. There will be a reduction in the withdrawal charge for contracts issued to contractowners whose age at issue is 84 and older.


CRITICAL CARE ACCESS

We will allow you to withdraw money from the contract and waive any withdrawal and annual contract fee, if the annuitant or the last surviving co-annuitant (if applicable) becomes confined to an eligible nursing home or hospital for a period of at least three consecutive months. You would need to provide us with proof of the confinement. If a physician has certified that the annuitant or last surviving co-annuitant is terminally ill (has six months or less to live) there will be no charge imposed for withdrawals. Critical Care Access is not available in all states. This option is not available to the contractowner if he or she is not the annuitant.


TAXES ATTRIBUTABLE TO PREMIUM



There are federal, state and local premium based taxes applicable to your purchase payment. We are responsible for the payment of these taxes and may make a deduction from the value of the contract to pay some or all of these taxes. Some of these taxes are due when the contract is issued, others are due when the annuity payments begin. It is our current practice not to deduct a charge for state premium taxes until annuity payments begin. In the states that impose a premium tax, the current rates range up to 3.5%. It is also our current practice not to deduct a charge for the federal deferred acquisition costs paid by us that are based on premium received. However, we reserve the right to charge the contract owner in the future for any such deferred acquisition costs and any federal, state or local income, excise, business or any other type of tax measured by the amount of premium received by us.


TRANSFER FEE


You can make 12 free transfers every contract year. If you make more than 12 transfers in a contract year (excluding Dollar Cost Averaging and Auto-Rebalancing), we will deduct a transfer fee of $25 for each additional transfer. We will deduct the transfer fee pro-rata from the investment options from which the transfer is made. The transfer fee is deducted before the market-value adjustment, if any is calculated.


COMPANY TAXES

We will pay the taxes on the earnings of the Separate Account. We are not currently charging the Separate Account for taxes. We will periodically review the issue of charging the Separate Account for these taxes, and may impose such a charge in the future.

--------------------------------------------------------------------------------
 28

                                                                         PART II
DISCOVERY SELECT PROSPECTUS  SECTIONS 1-9

        7:

HOW CAN I

        ACCESS MY MONEY?
--------------------------------------------------------------------------------

YOU CAN ACCESS YOUR MONEY BY:

-  MAKING A WITHDRAWAL (EITHER PARTIAL OR COMPLETE); OR

- ELECTING TO RECEIVE ANNUITY PAYMENTS DURING THE INCOME PHASE.

YOU CAN MAKE WITHDRAWALS ONLY DURING THE ACCUMULATION PHASE


When you make a complete withdrawal, you will receive the value of your contract, less any applicable charges. We will calculate the value of your contract, and charges, if any, as of the date we receive your request in good order at the Prudential Annuity Service Center.


   Unless you tell us otherwise, any partial withdrawal will be made proportionately from all of the affected investment options and interest-rate options you have selected. You will need our consent to make a partial withdrawal if the requested withdrawal is less than $500.

   We will generally pay the withdrawal amount, less any required tax withholding, within seven days after we receive a properly completed withdrawal request. We will deduct applicable charges, and apply a market-value adjustment, if any, from the assets in your contract.

   INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE. FOR A MORE COMPLETE EXPLANATION, SEE SECTION 8 OF THIS PROSPECTUS AND THE TAX DISCUSSION IN THE STATEMENT OF ADDITIONAL INFORMATION.

AUTOMATED WITHDRAWALS

We offer an Automated Withdrawal feature. This feature enables you to receive periodic withdrawals in monthly, quarterly, semiannual or annual intervals. We will process your withdrawals at the end of the business day at the intervals you specify. We will continue at these intervals until you tell us otherwise.

   You can make withdrawals from any designated investment option or proportionally from all investment options. Market-value adjustments may apply. Withdrawal charges may be deducted if the withdrawals in any contract year are more than the charge-free amount. The minimum automated withdrawal amount you can make is $250.


   INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO AUTOMATED WITHDRAWALS. FOR A MORE COMPLETE EXPLANATION, SEE SECTION 8 OF THIS PROSPECTUS AND THE TAX DISCUSSION IN THE STATEMENT OF ADDITIONAL INFORMATION.


SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone payments made in connection with withdrawals or transfers for any period when:

- The New York Stock Exchange is closed (other than customary weekend and holiday closings);

-  Trading on the New York Stock Exchange is restricted;


- An emergency exists, as determined by the SEC, during which sales of shares of the mutual funds are not feasible or we cannot reasonably value the accumulation units; or


- The Securities and Exchange Commission, by order, permits suspension or postponement of payments for the protection of owners.


We expect to pay the amount of any withdrawal or transfer made from the fixed interest-rate options promptly upon request.


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                                                                              29
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                                                                         PART II
DISCOVERY SELECT PROSPECTUS  SECTIONS 1-9

        8:
WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE

        DISCOVERY SELECT CONTRACT?
--------------------------------------------------------------------------------

The tax considerations associated with the Discovery Select contract vary depending on whether the contract is (i) owned by an individual and not associated with a tax-favored retirement plan, or (ii) held under a tax-favored retirement plan. We discuss the tax considerations for these categories of contracts below. The discussion is general in nature and describes only federal income tax law (not state or other tax laws). It is based on current law and interpretations, which may change. It is not intended as tax advice. A qualified tax adviser should be consulted for complete information and advice.

CONTRACTS OWNED BY INDIVIDUALS (NOT ASSOCIATED WITH TAX FAVORED RETIREMENT
PLANS)

TAXES PAYABLE BY YOU

We believe the contract is an annuity contract for tax purposes. Accordingly, as a general rule, you should not pay any tax until you receive money under the contract.

   Generally, annuity contracts issued by the same company (and affiliates) to you during the same calendar year must be treated as one annuity contract for purposes of determining the amount subject to tax under the rules described below.


TAXES ON WITHDRAWALS AND SURRENDER



If you make a withdrawal from your contract or surrender it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as return of purchase payments, until all gain has been withdrawn. You will generally be taxed on any withdrawals from the Contract while you are alive even if the withdrawal is paid to someone else.



   If you assign or pledge all or part of your contract as collateral for a loan, the part assigned will be treated as a withdrawal. Also, if you elect the interest payment option, you will be treated, for tax purposes, as surrendering your contract.



   If you transfer your contract for less than full consideration, such as by gift, you will trigger tax on the gain in the contract. This rule does not apply if you transfer the contract to your spouse or under most circumstances if incident to divorce.


TAXES ON ANNUITY PAYMENTS

A portion of each annuity payment you receive will be treated as a partial return of your purchase payments and will not be taxed. The remaining portion will be taxed as ordinary income. Generally, the nontaxable portion is determined by multiplying the annuity payment you receive by a fraction, the numerator of which is your purchase payments (less any amounts previously received tax-free) and the denominator of which is the total expected payments under the contract.


   After the full amount of your purchase payments have been recovered tax-free, the full amount of the annuity payments will be taxable. If annuity payments stop due to the death of the annuitant before the full amount of your purchase payments have been recovered, a tax deduction may be allowed for the unrecovered amount.



TAX PENALTY ON WITHDRAWALS AND ANNUITY PAYMENTS



Any taxable amount you receive under your contract may be subject to a 10 percent tax penalty. Amounts are not subject to this tax penalty if:


-  the amount is paid on or after you reach age 59 1/2 or die;

-  the amount received is attributable to your becoming disabled;

- the amount paid or received is in the form of level annuity payments not less frequently than annually under a lifetime annuity; and

- the amount received is paid under an immediate annuity contract (in which annuity payments begin within one year of purchase).

   If you modify the lifetime annuity payment stream (other than as a result of death or disability) before you reach age 59 1/2 (or before the end of the five year period beginning with the first payment and ending after you reach age
59 1/2), your tax for the year of modification will be increased by the penalty tax that would have been imposed without the exception, plus interest for the deferral.
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                                                                         PART II
DISCOVERY SELECT PROSPECTUS  SECTIONS 1-9

TAXES PAYABLE BY BENEFICIARIES


All of the death benefit options are subject to income tax to the extent the distribution exceeds the adjusted basis in the contract and the full value of the contract and the full value of the death benefit is included in the owner's estate. Generally, the same tax rules apply to amounts received by your beneficiary as those set forth above with respect to you. The election of an annuity payment option instead of a lump sum death benefit may defer taxes. Certain minimum distribution requirements apply upon your death, as discussed further below.


WITHHOLDING OF TAX FROM DISTRIBUTIONS

Taxable amounts distributed from your annuity contracts are subject to tax withholding. You may generally elect not to have tax withheld from your payments. These elections must be made on the appropriate forms that we provide.

ANNUITY QUALIFICATION

DIVERSIFICATION AND INVESTOR CONTROL In order to qualify for the tax rules applicable to annuity contracts described above, the contract must be an annuity contract for tax purposes. This means that the assets underlying the annuity contract must be diversified, according to certain rules. It also means that we, and not you as the contract-owner, must have sufficient control over the underlying assets to be treated as the owner of the underlying assets for tax purposes. We believe these rules, which are further discussed in the Statement of Additional Information, will be met.

REQUIRED DISTRIBUTIONS UPON YOUR DEATH Upon your death (or the death of a joint owner, if earlier), certain distributions must be made under the contract. The required distributions depend on whether you die on or before you start taking annuity payments under the contract or after you start taking annuity payments under the contract.

   If you die on or after the annuity date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

   If you die before the annuity date, the entire interest in the contract must be distributed within 5 years after the date of death. However, if an annuity payment option is selected by your designated beneficiary and if annuity payments begin within 1 year of your death, the value of the contract may be distributed over the beneficiary's life or a period not exceeding the beneficiary's life expectancy. Your designated beneficiary is the person to whom ownership of the contract passes by reason of death, and must be a natural person.

   If any portion of the contract is payable to (or for the benefit of) your surviving spouse, such portion of the contract may be continued with your spouse as the owner.

Changes in the Contract We reserve the right to make any changes we deem necessary to assure that the contract qualifies as an annuity contract for tax purposes. Any such changes will apply to all contractowners and you will be given notice to the extent feasible under the circumstances.

ADDITIONAL INFORMATION

You should refer to the Statement of Additional Information if:

- The contract is held by a corporation or other entity instead of by an individual or as agent for an individual.

- Your contract was issued in exchange for a contract containing purchase payments made before August 14, 1982.

-  You are a nonresident alien.

- You transfer your contract to, or designate, a beneficiary who is either 37 1/2 years younger than you or a grandchild.

-  You wish additional information on withholding taxes.

CONTRACTS HELD BY TAX FAVORED PLANS

Currently, the contract may be purchased for use in connection with individual retirement accounts and annuities ("IRAs") which are subject to Sections 408(a), 408(b) and 408A of the Code. At some future time we may allow the contract to be purchased in connection
--------------------------------------------------------------------------------
                                                                              31
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        8:
TAX CONSIDERATIONS ASSOCIATED WITH THE DISCOVERY SELECT CONTRACT CONTINUED
--------------------------------------------------------------------------------

                                                                         PART II
DISCOVERY SELECT PROSPECTUS  SECTIONS 1-9

with other retirement arrangements which are also entitled to favorable federal income tax treatment ("tax favored plans"). These other tax favored plans include:

-  Simplified employee pension plans ("SEPs") under Section 408(k) of the Code;

- Saving incentive match plans for employees-IRAs ("SIMPLE-IRAs") under Section 408(p) of the Code; and

-  Tax-deferred annuities ("TDAs") under Section 403(b) of the Code.

   This description assumes that (i) we will be offering this to both IRA and non-IRA tax favored plans, and (ii) you have satisfied the requirements for eligibility for these products.

   You should be aware that tax favored plans such as IRAs generally provide tax deferral regardless whether they invest in annuity contracts. This means that when a tax favored plan invests in an annuity contract, it generally does not result in any additional tax deferral benefits.

TYPES OF TAX FAVORED PLANS

IRAS If you buy a contract for use as an IRA, we will provide you a copy of the prospectus and the contract. The "IRA Disclosure Statement" on page 43 contains information about eligibility, contribution limits, tax particulars and other IRA information. In addition to this information (some of which is summarized below), the IRS requires that you have a "free look" after making an initial contribution to the contract. During this time, you can cancel the contract by notifying us in writing, and we will refund all of the purchase payments under the contract (or, if greater, the amount credited under the contract, calculated as of the valuation period that we receive this cancellation notice).


   Contributions Limits/Rollovers: Because of the way the contract is designed, you may only purchase a contract for an IRA in connection with a "rollover" of amounts from a qualified retirement plan or transfer from another IRA. You must make a minimum initial payment of $10,000 to purchase a contract. This minimum is greater than the maximum amount of any annual contribution you may make to an IRA (which is generally $2,000/year). The "rollover" rules under the Code are fairly technical; however, an individual (or his or her surviving spouse) may generally "roll over" certain distributions from tax favored retirement plans (either directly or within 60 days from the date of these distributions) if he or she meets the requirements for distribution. Once you buy the contract, you can make regular IRA contributions under the contract (to the extent permitted by law). However, if you make such regular IRA contributions, you should note that you will not be able to treat the contract as a "conduit IRA," which means that you will not be able subsequently to "roll over" the contract funds originally derived from a qualified retirement plan into another Section 401(a) plan or TDA (although you may be able to transfer the funds to another IRA).


   Required Provisions: Contracts that are IRAs (or endorsements that are part of the contract) must contain certain provisions:

- You, as owner of the contract, must be the "annuitant" under the contract (except in certain cases involving the division of property under a decree of divorce);

-  Your rights as owner are non-forfeitable;

-  You cannot sell, assign or pledge the contract, other than to Pruco Life;

- The annual premium you pay cannot be greater than $2,000 (which does not include any rollover amounts);

- The date on which annuity payments must begin cannot be later than the April 1st of the calendar year after the calendar year you turn age 70 1/2; and

- Death and annuity payments must meet "minimum distribution requirements" (described below).

   Usually, the full amount of any distribution from an IRA (including a distribution from this contract) which is not a rollover is taxable. As taxable income, these distributions are subject to the general tax withholding rules described earlier. In addition to this normal tax liability, you may also be liable for the following, depending on your actions:
--------------------------------------------------------------------------------
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
--------------------------------------------------------------------------------

                                                                         PART II
DISCOVERY SELECT PROSPECTUS  SECTIONS 1-9

-  A 10% "early distribution penalty" (described below);

- Liability for "prohibited transactions" if you, for example, borrow against the value of an IRA; or

-  Failure to take a minimum distribution (also generally described below).

SEPS SEPs are a variation on a standard IRA, and contracts issued to a SEP must satisfy the same general requirements described under IRAs (above). There are, however, some differences:


- If you participate in a SEP, you generally do not include into income any employer contributions made to the SEP on your behalf up to the lesser of (a) $35,000 (in 2001) or (b) 15% of the employee's earned income (not including the employer contribution amount as "earned income" for these purposes). However, for these purposes, compensation in excess of certain limits established by the IRS will not be considered. In 2001, this limit is $170,000;


- SEPs must satisfy certain participation and nondiscrimination requirements not generally applicable to IRAs; and


- Some SEPs for small employers permit salary deferrals (up to $10,500 in 2001) with the employer making these contributions to the SEP. However, no new "salary reduction" or "SAR-SEPs" can be established after 1996.


   You will also be provided the same information, and have the same "free look" period, as you would have if you were purchasing the contract for a standard IRA.

SIMPLE-IRAS SIMPLE-IRAs are another variation on the standard IRA, available to small employers (under 100 employees, on a "controlled group" basis) that do not offer other tax favored plans. SIMPLE-IRAs are also subject to the same basic IRA requirements with the following exceptions:


- Participants in a SIMPLE-IRA may contribute up to $6,500 (in 2001, indexed), as opposed to the usual $2,000 limit, and employer contributions may also be provided as either a match (up to 3% of your compensation; and


-  SIMPLE-IRAs are not subject to the SEP nondiscrimination rules.


ROTH IRAS Congress amended the Code in 1997 to add a new Section 408A, creating the "Roth IRA" as a new type of individual retirement plan. Like standard IRAs, income within a Roth IRA accumulates tax-deferred, and contributions are subject to specific limits. Roth IRAs have, however, the following differences:


-  Contributions to a Roth IRA cannot be deducted from your gross income;


- "Qualified distributions" (generally, held for 5 tax years and payable on account of death, disability, attainment of age 59 1/2, or first time-homebuyer) from Roth IRAs are excludable from your gross income; and


- If eligible, you may make contributions to a Roth IRA after attaining age 70 1/2, and distributions are not required to begin upon attaining such age or at any time thereafter.

   Because the contract's minimum initial payment of $10,000 is greater than the maximum annual contribution permitted to be made to a Roth IRA (generally, $2,000 less any contributions to a traditional IRA), you may purchase a contract as a Roth IRA only in connection with a "rollover" or "conversion" of the proceeds of another traditional IRA, conduit IRA, SEP, SIMPLE-IRA, or Roth IRA. The Code permits persons who meet certain income limitations (generally, adjusted gross income under $100,000), and who receive certain qualifying distributions from such non-Roth IRAs, to directly rollover or make, within 60 days, a "rollover" of all or any part of the amount of such distribution to a Roth IRA which they establish. This conversion triggers current taxation (but is not subject to a 10% early distribution penalty). Once the contract has been purchased, regular Roth IRA contributions will be accepted to the extent permitted by law.

TDAS You may own TDAs generally if you are either an employer or employee of a tax-exempt organization (as
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                                                                              33
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        8:
TAX CONSIDERATIONS ASSOCIATED WITH THE DISCOVERY SELECT CONTRACT CONTINUED
--------------------------------------------------------------------------------

                                                                         PART II
DISCOVERY SELECT PROSPECTUS  SECTIONS 1-9


defined under Code Section 501(c)(3)) or a public educational organization, you may make contributions to a TDA so long as the employee's rights to the annuity are nonforfeitable. Contributions to a TDA, and any earnings, are not taxable until distribution. You may also make contributions to a TDA under a salary reduction agreement, generally up to a maximum of $10,500 (2001, indexed). Further, you may roll over TDA amounts to another TDA or an IRA.


   A contract may only qualify as a TDA if distributions (other than "grandfathered" amounts held as of December 31, 1988) may be made only on account of:

-  Your attainment of age 59 1/2;

-  Your severance of employment;

-  Your death;

-  Your total and permanent disability; OR

- Hardship (under limited circumstances, and only related to salary deferrals and any earnings attributable to these amounts).

   In any event, you must begin receiving distributions from your TDA by April 1st of the calendar year after the calendar year you turn age 70 1/2 or retire, whichever is later.

   These distribution limits do not apply either to transfers or exchanges of investments under the contract, or to any "direct transfer" of your interest in the contract to another TDA or to a mutual fund "custodial account" described under Code Section 403(b)(7).

   Employer contributions to TDAs are subject to the same general contribution, nondiscrimination, and minimum participation rules applicable to "qualified" retirement plans.


MINIMUM DISTRIBUTION REQUIREMENTS AND PAYMENT OPTION



If you hold the contract under an IRA (or other tax-favored plan), IRS minimum distribution requirements must be satisfied. This means that payments must start by April 1 of the year after the year you reach age 70 1/2 and must be made for each year thereafter. The amount of the payment must be at least equal the minimum required under the IRS rules. Several choices are available for calculating the minimum amount, including a new method permitted under IRS rules released in January 2001. More information on the mechanics of this calculation is available on request. Please contact us a reasonable time before the IRS deadline so that a timely distribution is made. Please note that there is a 50% IRS penalty tax on the amount of any minimum distribution not made in a timely manner.



   You can use the Minimum Distribution option to satisfy the IRS minimum distribution requirements for this contract without either beginning annuity payments or surrendering the contract. We will send you a check for this minimum distribution amount, less any other partial withdrawals that you made during the year. Please note that the Minimum Distribution option may need to be modified after 2001 to satisfy recently announced changes in IRS rules.


PENALTY FOR EARLY WITHDRAWALS


You may owe a 10% tax penalty on the taxable part of distributions received from an IRA, SEP, SIMPLE-IRA (which may increase to 25%), Roth IRA, TDA or qualified retirement plan before you attain age 59 1/2. There are only limited exceptions to this tax, and you should consult your tax adviser for further details.


WITHHOLDING


The Code requires a mandatory 20% federal income tax withholding for certain distributions from a TDA or qualified retirement plan, unless the distribution is an eligible rollover contribution that is "directly" rolled into another qualified plan, IRA (including the IRA variations described above) or TDA. For all other distributions, unless you elect otherwise, we will withhold federal income tax from the taxable portion of such distribution at an appropriate percentage. The rate of withholding on annuity payments where no mandatory withholding is required is determined on the basis of the withholding certificate that you file with us. If you do not file a certificate, we will automatically withhold federal taxes on the following basis:


- For any annuity payments not subject to mandatory withholding, you will have taxes withheld by us as if
--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                                                                         PART II
DISCOVERY SELECT PROSPECTUS  SECTIONS 1-9

you are a married individual, with 3 exemptions; and

-  For all other distributions, you will be withheld at a 10% rate.

   We will provide you with forms and instructions concerning the right to elect that no amount be withheld from payments in the ordinary course. However, you should know that, in any event, you are liable for payment of federal income taxes on the taxable portion of the distributions, and you should consult with your tax advisor to find out more information on your potential liability if you fail to pay such taxes.

ERISA DISCLOSURE/REQUIREMENTS


ERISA (the "Employee Retirement Income Security Act of 1974") and the Code prevents a fiduciary and other "parties in interest" with respect to a plan (and, for these purposes, an IRA would also constitute a "plan") from receiving any benefit from any party dealing with the plan, as a result of the sale of the contract. Administrative exemptions under ERISA generally permit the sale of insurance/annuity products to plans, provided that certain information is disclosed to the person purchasing the contract. This information has to do primarily with the fees, charges, discounts and other costs related to the contract, as well as any commissions paid to any agent selling the contract.



   Information about any applicable fees, charges, discounts, penalties or adjustments may be found under "What Are the Expenses Associated with the Discovery Select Contract" starting on page 27.



   Information about sales representatives and commissions may be found under "Other Information" and "Sale and Distribution of the Contract" on page 36.


   In addition, other relevant information required by the exemptions is contained in the contract and accompanying documentation. Please consult your tax advisor if you have any additional questions.

ADDITIONAL INFORMATION


For additional information about the requirements of federal tax law applicable to tax favored plans, see the "IRA Disclosure Statement" on page 46.


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                                                                         PART II
DISCOVERY SELECT PROSPECTUS  SECTIONS 1-9

        9:

OTHER

        INFORMATION
--------------------------------------------------------------------------------

PRUCO LIFE INSURANCE COMPANY

Pruco Life Insurance Company is a stock life insurance company organized in 1971 under the laws of the State of Arizona. Pruco Life is licensed to sell life insurance and annuities in the District of Columbia, Guam and in all states except New York and therefore is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to do business. Pruco Life is a wholly-owned subsidiary of The Prudential Life Insurance Company of America (Prudential), a mutual insurance company founded in 1875 under the laws of the State of New Jersey.

   Pruco Life publishes annual and quarterly reports that are filed with the SEC. These reports contain financial information about Pruco Life that is annually audited by independent accountants. The most recent annual report is contained in the SAI. While Pruco Life's annual report is not ordinarily mailed to contractholders, you can obtain a copy at no cost by calling us at our number listed on the cover. This information, together with all the more current reports filed with the SEC as required by section 15 of the Exchange Act of 1934, is legally a part of this prospectus.


   Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America ( "Prudential"), a mutual insurance company founded in 1875 under the laws of the State of New Jersey. Prudential is currently pursuing reorganizing itself into a stock life insurance company through a process known as "demutualization". On July 1, 1998, legislation was enacted in New Jersey that would permit this conversion to occur and that specified the process for conversion. On December 15, 2000, the Board of Directors adopted a plan of reorganization pursuant to that legislation and authorized management to submit an application to the New Jersey Commissioner of Banking and Insurance for approval of the plan. The application was submitted on March 14, 2001. However, demutualization is a complex process and a number of additional steps must be taken before the demutualization can occur, including a public hearing, voting by qualified policyholders, and regulatory approval. Prudential is planning on completing this process in 2001, but there is no certainty that the demutualization will be completed in this timeframe or that the necessary approvals will be obtained. Also it is possible that after careful review, Prudential could decide not to demutualize or could decide to delay its plans. As a general rule, the plan of reorganization provides that, in order for policies or contracts to be eligible for compensation in the demutualization, they must have been in force on the date the Board of Directors adopted the plan, December 15, 2000. If demutualization does occur, all the guaranteed benefits described in your policy or contract would stay the same.


THE SEPARATE ACCOUNT

We have established a separate account, the Pruco Life Flexible Premium Variable Annuity Account (Separate Account), to hold the assets that are associated with the contracts. The Separate Account was established under Arizona law on June 16, 1995, and is registered with the U.S. Securities and Exchange Commission under the Investment Company Act of 1940, as a unit investment trust, which is a type of investment company. The assets of the Separate Account are held in the name of Pruco Life and legally belong to us. These assets are kept separate from all of our other assets and may not be charged with liabilities arising out of any other business we may conduct. More detailed information about Pruco Life, including its audited consolidated financial statements, is provided in the Statement of Additional Information.

SALE AND DISTRIBUTION OF THE CONTRACT


Prudential Investment Management Services LLC ("PIMS"), 100 Mulberry Street, Newark, New Jersey 07102-4077, acts as the distributor of the contracts. PIMS is a wholly-owned subsidiary of Prudential and is a limited liability corporation organized under Delaware law in 1996. It is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc.

--------------------------------------------------------------------------------
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                                                                         PART II
DISCOVERY SELECT PROSPECTUS  SECTIONS 1-9


We pay the broker-dealer whose registered representatives sell the Contract either:



-  a commission of up to 6.25% of your Purchase Payments; or



- a combination of a commission on Purchase Payments and a "trail" commission -- which is a commission determined as a percentage of your Contract Value that is paid periodically over the life of your Contract.



The commission amount quoted above is the maximum amount which is paid. In most circumstances, the registered representative who sold the contract will receive significantly less.



From time to time, Prudential or its affiliates may offer and pay non-cash compensation to registered representatives who sell the Contract. For example, Prudential or an affiliate may pay for a training and education meeting that is attended by registered representatives of both Prudential-affiliated broker-dealers and independent broker-dealers. Prudential and its affiliates retain discretion as to which broker-dealers to offer non-cash (and cash) compensation arrangements, and will comply with NASD rules and other pertinent laws in making such offers and payments. Our payment of cash or non-cash compensation in connection with sales of the Contract does not result directly in any additional charge to you.


ASSIGNMENT

You can assign the contract at any time during your lifetime. We will not be bound by the assignment until we receive written notice. We will not be liable for any payment or other action we take in accordance with the contract if that action occurs before we receive notice of the assignment. An assignment, like any other change in ownership, may trigger a taxable event.

   If the contract is issued under a qualified plan, there may be limitations on your ability to assign the contract. For further information please speak to your financial professional.

FINANCIAL STATEMENTS

The financial statements of the Separate Account associated with Discovery Select are included in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

Contents:

-  Company

-  Experts

-  Litigation

-  Legal Opinions

-  Principal Underwriter

-  Determination of Accumulation Unit Values

-  Performance Information

-  Comparative Performance Information

-  Further Information about the Death Benefit

-  Federal Tax Status

-  Financial Information


HOUSEHOLDING



To reduce costs, we now send only a single copy of prospectuses and shareholder reports to each consenting household, in lieu of sending a copy to each contractholder that resides in the household. If you are a member of such a household, you should be aware that you can revoke your consent to householding at any time, and begin to receive your own copy of prospectuses and shareholder reports, by calling 1-877-778-5008.


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                                                                              37

                                                                         PART II
DISCOVERY SELECT PROSPECTUS  SECTIONS 1-9

ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------



ACCUMULATION UNIT VALUES: AS A PERCENTAGE OF EACH FUND'S AVERAGE DAILY NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------

                                         ACCUMULATION UNIT VALUE       ACCUMULATION UNIT VALUE       NUMBER OF ACCUMULATION UNITS
                                         AT BEGINNING OF PERIOD           AT END OF PERIOD           OUTSTANDING AT END OF PERIOD
PRUDENTIAL DIVERSIFIED BOND PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         10/7/96* to 12/31/97                   $1.03731                      $1.06033                         6,007,104
         1/1/97 to 12/31/97                     $1.06033                      $1.13525                        83,725,723
         1/1/98 to 12/31/98                     $1.13525                      $1.19977                       279,253,272
         1/1/99 to 12/31/99                     $1.19977                      $1.17457                       462,776,279
         1/1/00 to 12/31/00                     $1.17457                      $1.27085                       440,103,772

PRUDENTIAL DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         5/1/99* to 12/31/99                    $ 0.9996                      $1.05128                       102,284,285
         1/1/00 to 12/31/00                     $1.05128                      $1.07605                       177,871,105
PRUDENTIAL EQUITY PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         10/7/96* to 12/31/96                   $1.13479                      $1.20807                         8,287,181
         1/1/97 to 12/31/97                     $1.20807                      $1.48518                       134,944,417
         1/1/98 to 12/31/98                     $1.48518                      $1.60144                       280,479,415
         1/1/99 to 12/31/99                     $1.60144                      $1.77642                       365,751,430
         1/1/00 to 12/31/00                     $1.77642                      $1.80930                       351,604,596
PRUDENTIAL GLOBAL PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         10/7/96* to 12/31/97                   $1.14330                      $1.19505                         1,375,156
         1/1/97 to 12/31/97                     $1.19505                      $1.26079                        18,580,228
         1/1/98 to 12/31/98                     $1.26079                      $1.55516                        34,899,069
         1/1/99 to 12/31/99                     $1.55516                      $2.27423                        63,210,475
         1/1/00 to 12/31/00                     $2.27423                      $1.84646                        81,446,534

PRUDENTIAL HIGH YIELD BOND PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         10/7/96* to 12/31/97                   $1.11250                      $1.12263                         8,231,178
         1/1/97 to 12/31/97                     $1.12263                      $1.25972                        84,952,656
         1/1/98 to 12/31/98                     $1.25972                      $1.21296                       227,901,703
         1/1/99 to 12/31/99                     $1.21296                      $1.25119                       286,794,531
         1/1/00 to 12/31/00                     $1.25119                      $1.13618                       271,627,103

PRUDENTIAL MONEY MARKET PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         10/7/96* to 12/31/97                   $1.03576                      $1.04505                        16,621,393
         1/1/97 to 12/31/97                     $1.04505                      $1.08688                        80,833,415
         1/1/98 to 12/31/98                     $1.08688                      $1.12985                       196,092,083
         1/1/99 to 12/31/99                     $1.12985                      $1.16977                       331,274,925
         1/1/00 to 12/31/00                     $1.16977                      $1.22545                       252,861,017

PRUDENTIAL JENNISON PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         10/7/96* to 12/31/97                   $1.12169                      $1.13943                         4,882,616
         1/1/97 to 12/31/97                     $1.13943                      $1.48006                        72,354,119
         1/1/98 to 12/31/98                     $1.48006                      $2.00851                       209,542,146
         1/1/99 to 12/31/99                     $2.00651                      $2.81446                       389,581,022
         1/1/00 to 12/31/00                     $2.81446                      $2.29341                       480,476,519

                                                                  THIS CHART CONTINUES ON THE NEXT PAGE


--------------------------------------------------------------------------------
 38

--------------------------------------------------------------------------------

                                                                         PART II
DISCOVERY SELECT PROSPECTUS  SECTIONS 1-9


ACCUMULATION UNIT VALUES (CONTINUED): AS A PERCENTAGE OF EACH FUND'S AVERAGE DAILY NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
                                         ACCUMULATION UNIT VALUE       ACCUMULATION UNIT VALUE       NUMBER OF ACCUMULATION UNITS
                                         AT BEGINNING OF PERIOD           AT END OF PERIOD           OUTSTANDING AT END OF PERIOD
PRUDENTIAL SMALL CAPITALIZATION STOCK PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         9/1/98* to 12/31/98                    $1.02621                      $1.25353                         6,947,511
         1/1/99 to 12/31/99                     $1.25353                      $1.39319                        36,672,909
         1/1/00 to 12/31/00                     $1.39319                      $1.55006                        52,088,694

PRUDENTIAL STOCK INDEX PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         10/7/96* to 12/31/97                   $1.07837                      $1.13652                         7,481,300
         1/1/97 to 12/31/97                     $1.13652                      $1.48876                       115,667,746
         1/1/98 to 12/31/98                     $1.48876                      $1.88540                       261,786,090
         1/1/99 to 12/31/99                     $1.88540                      $2.24149                       413,343,040
         1/1/00 to 12/31/00                     $2.24149                      $2.01096                       436,186,937

PRUDENTIAL VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         10/7/96* to 12/31/96                   $1.13494                      $1.23339                         2,784,921
         1/1/97 to 12/31/97                     $1.23339                      $1.66167                        99,533,257
         1/1/98 to 12/31/98                     $1.66167                      $1.59960                       254,746,617
         1/1/99 to 12/31/99                     $1.59960                      $1.77516                       278,847,271
         1/1/00 to 12/31/00                     $1.77516                      $2.02329                       247,934,035

PRUDENTIAL 20/20 FOCUS PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         5/1/99* to 12/31/99                    $ 0.9996                      $1.17842                        50,083,559
         1/1/00 to 12/31/00                     $1.17842                      $1.09942                        77,865,791

AIM VI GROWTH AND INCOME FUND
---------------------------------------------------------------------------------------------------------------------------------
         10/7/96* to 12/31/97                   $1.00065                      $1.03757                         3,408,550
         1/1/97 to 12/31/97                     $1.03757                      $1.28644                        32,365,952
         1/1/98 to 12/31/98                     $1.28644                      $1.61976                        59,407,686
         1/1/99 to 12/31/99                     $1.61976                      $2.14458                        93,248,281
         1/1/00 to 12/31/00                     $2.14458                      $1.80711                       106,521,748

AIM VI VALUE FUND
---------------------------------------------------------------------------------------------------------------------------------
         10/7/96* to 12/31/97                   $2.14096                      $1.80208                       212,476,593
         1/1/97 to 12/31/97                     $1.04935                      $1.27997                        37,009,785
         1/1/98 to 12/31/98                     $1.27997                      $1.67125                        70,530,542
         1/1/99 to 12/31/99                     $1.67125                      $2.14096                       159,478,282
         1/1/00 to 12/31/00                     $2.14096                      $1.80208                       212,476,593

ALLIANCE PREMIER GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         5/1/00* to 12/31/00                    $1.01651                      $0.79874                        21,872,680

AMERICAN CENTURY VP VALUE FUND
---------------------------------------------------------------------------------------------------------------------------------
         9/1/98* to 12/31/98                    $1.02098                      $1.17305                         3,082,973
         1/1/99 to 12/31/99                     $1.17305                      $1.14715                        25,545,686
         1/1/00 to 12/31/00                     $1.14715                      $1.33658                        32,891,536

                                                                  THIS CHART CONTINUES ON THE NEXT PAGE


--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES CONTINUED
--------------------------------------------------------------------------------

                                                                         PART II
DISCOVERY SELECT PROSPECTUS  SECTIONS 1-9


ACCUMULATION UNIT VALUES (CONTINUED): AS A PERCENTAGE OF EACH FUND'S AVERAGE DAILY NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
                                         ACCUMULATION UNIT VALUE       ACCUMULATION UNIT VALUE       NUMBER OF ACCUMULATION UNITS
                                         AT BEGINNING OF PERIOD           AT END OF PERIOD           OUTSTANDING AT END OF PERIOD
CREDIT SUISSE WARBURG PINCUS TRUST GLOBAL POST-VENTURE CAPITAL PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         10/7/96* to 12/31/97                   $1.00587                      $0.95745                         1,786,115
         1/1/97 to 12/31/97                     $0.95745                      $1.07018                        11,039,843
         1/1/98 to 12/31/98                     $1.07018                      $1.12410                        18,649,002
         1/1/99 to 12/31/99                     $1.12410                      $1.81263                        22,673,902
         1/1/00 to 12/31/00                     $1.81263                      $1.44905                        35,262,198

DAVIS VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         5/1/00* to 12/31/00                    $1.01069                      $0.99182                        38,693,721

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP INVESTMENTS FUND--CLASS 2
---------------------------------------------------------------------------------------------------------------------------------
         9/1/98* to 12/31/98                    $1.00945                      $1.24477                         2,820,341
         1/1/99 to 12/31/99                     $1.24477                      $2.14040                        21,301,323
         1/1/00 to 12/31/00                     $2.14040                      $1.76141                        58,146,506

JANUS ASPEN SERIES GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         10/7/96* to 12/31/97                   $1.00191                      $1.00830                         5,459,309
         1/1/97 to 12/31/97                     $1.00830                      $1.22056                        40,236,135
         1/1/98 to 12/31/98                     $1.22056                      $1.63278                        70,344,877
         1/1/99 to 12/31/99                     $1.63278                      $2.31856                       156,489,738
         1/1/00 to 12/31/00                     $2.31856                      $1.95266                       214,542,798

JANUS ASPEN SERIES INTN'L GROWTH PORTFOLIO
----------------------------------
         10/7/96* to 12/31/97                   $1.00130                      $1.05349                         5,902,196
         1/1/97 to 12/31/97                     $1.05349                      $1.23121                        63,737,492
         1/1/98 to 12/31/98                     $1.23121                      $1.42337                        95,669,051
         1/1/99 to 12/31/99                     $1.42337                      $2.55865                       133,606,831
         1/1/00 to 12/31/00                     $2.55865                      $2.12110                       177,676,490

MFS EMERGING GROWTH SERIES
---------------------------------------------------------------------------------------------------------------------------------
         10/7/96* to 12/31/97                   $1.00860                      $0.95812                         5,755,823
         1/1/97 to 12/31/97                     $0.95812                      $1.15186                        44,342,700
         1/1/98 to 12/31/98                     $1.15186                      $1.52386                        96,930,075
         1/1/99 to 12/31/99                     $1.52386                      $2.65585                       142,181,941
         1/1/00 to 12/31/00                     $2.65585                      $2.10566                       179,248,786

MFS RESEARCH SERIES
---------------------------------------------------------------------------------------------------------------------------------
         10/7/96* to 12/31/97                   $1.00228                      $1.02610                         2,727,174
         1/1/97 to 12/31/97                     $1.02610                      $1.21695                        31,409,623
         1/1/98 to 12/31/98                     $1.21695                      $1.48048                        50,551,268
         1/1/99 to 12/31/99                     $1.48048                      $1.81149                        58,852,725
         1/1/00 to 12/31/00                     $1.81149                      $1.69985                        61,777,535

                                                                  THIS CHART CONTINUES ON THE NEXT PAGE


--------------------------------------------------------------------------------
 40

--------------------------------------------------------------------------------

                                                                         PART II
DISCOVERY SELECT PROSPECTUS  SECTIONS 1-9



ACCUMULATION UNIT VALUES (CONTINUED): AS A PERCENTAGE OF EACH FUND'S AVERAGE DAILY NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------

                                         ACCUMULATION UNIT VALUE       ACCUMULATION UNIT VALUE       NUMBER OF ACCUMULATION UNITS
                                         AT BEGINNING OF PERIOD           AT END OF PERIOD           OUTSTANDING AT END OF PERIOD
OCC ACCUMULATION TRUST MANAGED PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         10/7/96* to 12/31/97                   $0.99909                      $1.05185                         8,643,614
         1/1/97 to 12/31/97                     $1.05185                      $1.26868                       144,784,302
         1/1/98 to 12/31/98                     $1.26868                      $1.34022                       302,639,179
         1/1/99 to 12/31/99                     $1.34022                      $1.38780                       321,473,248
         1/1/00 to 12/31/00                     $1.38780                      $1.50197                       255,090,329

OCC ACCUMULATION TRUST SMALL CAP PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         10/7/96* to 12/31/97                   $0.99623                      $1.05106                         2,345,893
         1/1/97 to 12/31/97                     $1.05106                      $1.26710                        36,276,987
         1/1/98 to 12/31/98                     $1.26710                      $1.13668                        68,479,356
         1/1/99 to 12/31/99                     $1.13668                      $1.10051                        70,710,730
         1/1/00 to 12/31/00                     $1.10051                      $1.56487                        70,491,262

T. ROWE PRICE EQUITY INCOME PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         10/7/96* to 12/31/97                   $0.99996                      $1.04885                         6,578,342
         1/1/97 to 12/31/97                     $1.04885                      $1.33212                        65,481,114
         1/1/98 to 12/31/98                     $1.33212                      $1.43277                       110,131,073
         1/1/99 to 12/31/99                     $1.43277                      $1.46563                       129,059,108
         1/1/00 to 12/31/00                     $1.46563                      $1.63398                       117,126,253

T. ROWE PRICE INTN'L SERIES--INTN'L STOCK PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         10/7/96* to 12/31/97                   $1.00159                      $1.03988                         2,951,074
         1/1/97 to 12/31/97                     $1.03988                      $1.05690                        22,039,049
         1/1/98 to 12/31/98                     $1.05690                      $1.20747                        29,923,449
         1/1/99 to 12/31/99                     $1.20747                      $1.58765                        37,353,154
         1/1/00 to 12/31/00                     $1.58765                      $1.28651                        45,096,106


* COMMENCEMENT OF BUSINESS

--------------------------------------------------------------------------------

                                                                         PART II
DISCOVERY SELECT PROSPECTUS  SECTIONS 1-9

MARKET-VALUE
        ADJUSTMENT FORMULA
--------------------------------------------------------------------------------

MARKET-VALUE ADJUSTMENT FORMULA


WITH RESPECT TO RESIDENTS OF STATES, OTHER THAN PENNSYLVANIA, IN WHICH DISCOVERY SELECT IS BEING OFFERED. WITH RESPECT TO CONTRACTS ISSUED IN PENNSYLVANIA, SEE PAGE 44.


THE ADJUSTMENT INVOLVES THREE AMOUNTS

The Market-Value Adjustment, which is applied to withdrawals and transfers made at any time other than the 30-day period following the end of an interest rate period, involves three amounts:

1) The number of whole months remaining in the existing interest rate period.

2) The guaranteed interest rate.

3) The interest rate that Pruco Life declares for a duration of one year longer than the number of whole years remaining on the existing cell being withdrawn from.

STATED AS A FORMULA, THE MARKET VALUE IS EQUAL TO:
(M/12) X (R-C)

   NOT TO EXCEED +0.40 OR BE LESS THAN -0.40; WHERE,

-----------------------------------------------------
M    =    the number of whole months (not to be less
          than one) remaining in the interest-rate
          period.
R    =    the Contract's guaranteed interest-rate
          expressed as a decimal. Thus 6.2% is
          converted to 0.062.
C    =    the interest-rate, expressed as a decimal,
          that Pruco Life declares for a duration
          equal to the number of whole years
          remaining in the present interest-rate
          period, plus 1 year as of the date the
          request for a withdrawal or transaction is
          received.
-----------------------------------------------------

The Market-Value Adjustment is then equal to the Market Value Factor multiplied by the amount subject to a Market-Value Adjustment.

STEP BY STEP

THE STEPS BELOW EXPLAIN HOW A MARKET-VALUE ADJUSTMENT IS CALCULATED.

STEP 1: Divide the number of whole months left in the existing interest rate period (not to be less than one) by 12.


STEP 2: Determine the interest rate Pruco Life declares on the date the request for withdrawal or transfer is received for a duration of years equal to the whole number of years determined in Step 1, plus 1 additional year. Subtract this interest rate from the guaranteed interest rate. The result could be negative.


STEP 3: Multiply the results of Step 1 and Step 2. Again, the result could be negative. If the result is less than -0.4, use the value -0.4. If the result is in between -0.4 and 0.4, use the actual value. If the result is more than 0.4, use the value 0.4.

STEP 4: Multiply the result of Step 3 (which is the Market Value Factor) by the value of the amount subject to a Market-Value Adjustment. The result is the Market-Value Adjustment.

STEP 5: The result of Step 4 is added to the interest cell. If the Market-Value Adjustment is positive, the interest cell will go up in value. If the Market-Value Adjustment is negative, the interest cell will go down in value.

   DEPENDING UPON WHEN THE WITHDRAWAL REQUEST IS MADE, A WITHDRAWAL CHARGE MAY APPLY.

   THE FOLLOWING EXAMPLE WILL ILLUSTRATE THE APPLICATION OF A MARKET-VALUE ADJUSTMENT AND THE DETERMINATION OF THE WITHDRAWAL CHARGE:

SUPPOSE A CONTRACTOWNER MADE TWO INVESTED PURCHASE PAYMENTS, THE FIRST IN THE AMOUNT OF $10,000 ON DECEMBER 1, 1995, ALL OF WHICH WAS ALLOCATED TO THE EQUITY SUBACCOUNT, AND THE SECOND IN THE AMOUNT OF $5,000 ON OCTOBER 1, 1997, ALL OF WHICH WAS ALLOCATED TO THE MVA OPTION WITH A GUARANTEED INTEREST RATE OF 8% (0.08) FOR 7 YEARS. A REQUEST FOR WITHDRAWAL OF $8,500 IS MADE ON FEBRUARY 1, 2000 (THE CONTRACT OWNER DOES NOT PROVIDE ANY WITHDRAWAL INSTRUCTIONS). ON THAT DATE THE AMOUNT IN THE EQUITY SUBACCOUNT IS EQUAL TO $12,000 AND THE AMOUNT IN THE INTEREST CELL WITH A MATURITY DATE OF SEPTEMBER 30, 2004 IS $5,985.23, SO THAT THE CONTRACT FUND ON THAT DATE IS EQUAL TO $17,985.23.

   ON FEBRUARY 1, 2000, THE INTEREST RATES DECLARED BY PRUCO LIFE FOR THE DURATION OF 5 YEARS (4 WHOLE YEARS REMAINING UNTIL SEPTEMBER 30, 2004, PLUS 1
YEAR) IS 11%.
--------------------------------------------------------------------------------
 42

--------------------------------------------------------------------------------

                                                                         PART II
DISCOVERY SELECT PROSPECTUS  SECTIONS 1-9

THE FOLLOWING COMPUTATIONS WOULD BE MADE:

1) Calculate the Contract Fund value as of the effective date of the transaction. This would be $17,985.23.

2) Calculate the charge-free amount (the amount of the withdrawal that is not subject to a withdrawal charge).

   DATE     PAYMENT   FREE
   -------------------------
   12/1/95  $10,000   $1,000
   12/1/96            $2,000
   10/1/97  $5,000    $2,500
   12/1/97            $4,000
   12/1/98            $5,500
   12/1/99            $7,000

   The charge-free amount in the fifth Contract year is 10% of $15,000 (total purchase payments) plus $5,500 (the charge-free amount available in the fourth Contract year) for a total of $7,000.

3) Since the withdrawal request is in the fifth Contract year, a 3% withdrawal charge rate applies to any portion of the withdrawal which is not charge-free.

    --------------------------------------------
     $8,500.00  REQUESTED WITHDRAWAL AMOUNT
    -$7,000.00  CHARGE-FREE
    --------------------------------------------
     $1,500.00  ADDITIONAL AMOUNT NEEDED TO
                COMPLETE WITHDRAWAL

   The Contract provides that the Contract Fund will be reduced by an amount which, when reduced by the withdrawal charge, will equal the amount requested. Therefore, in order to produce the amount needed to complete the withdrawal request ($1,500), we must "gross-up" that amount, before applying the withdrawal charge rate. This is done by dividing by 1 minus the withdrawal charge rate.
   -----------------------------------------------------------

     $1,500.00 / (1-.03) =
     $1,500.00 / 0.97 = $1,546.39 GROSSED-UP AMOUNT

   Please note that a 3% withdrawal charge on this grossed-up amount reduces it to $1,500, the balance needed to complete the request.

    --------------------------------------------
     $1,546.39  GROSSED-UP AMOUNT
    X      .03  WITHDRAWAL CHARGE RATE
    --------------------------------------------
        $46.39  WITHDRAWAL CHARGE

4) The Market Value Factor is determined as described in steps 1 through 5, above. In this case, it is equal to 0.08 (8% is the guaranteed rate in the existing cell) minus 0.11 (11% is the interest-rate that would be offered for an interest cell with a duration of the remaining whole years plus 1), which is -0.03, multiplied by 4.58333 (55 months remaining until September 30, 2004, divided by 12) or -0.13750. Thus, there will be a negative Market-Value Adjustment of 14% of the amount in the interest cell that is subject to the adjustment.

    --------------------------------------------
          -0.13750 X $5,985.23 =
       -822.97  NEGATIVE MVA
     $5,985.23  UNADJUSTED VALUE
    --------------------------------------------
     $5,162.26  ADJUSTED VALUE
    $12,000.00  EQUITY VALUE
    --------------------------------------------
    $17,162.26  ADJUSTED CONTRACT FUND

5) The total amount to be withdrawn, $8,546.39, (sum of the surrender charge, $46.39, and the requested withdrawal amount of $8,500) is apportioned over all accounts making up the Contract Fund following the Market-Value Adjustments, if any, associated with the MVA option.

    ------------------------------------------------
    EQUITY
    ($12,000/$17,162.26) X $8,546.39 =    $5,975.71
    ------------------------------------------------
    7-YR MVA
    ($5,162.26/$17,162.26) X $8,546.39 =  $2,570.68
                                          ---------
                                          $8,546.39

6) The adjusted value of the interest cell, $5,162.26, reduced by the withdrawal of $2,570.68 leaves $2,591.58. This amount must be "unadjusted" by dividing it by 0.86250 (1 plus the Market-Value Adjustment of -0.13750) to determine the amount remaining in the interest cell to which the guaranteed interest-rate of 8% will continue to be credited until September 30, 2004 or a subsequent withdrawal. That amount is $3,004.73.
--------------------------------------------------------------------------------

MARKET-VALUE ADJUSTMENT FORMULA CONTINUED
--------------------------------------------------------------------------------

                                                                         PART II
DISCOVERY SELECT PROSPECTUS  SECTIONS 1-9


MARKET-VALUE ADJUSTMENT FORMULA WITH RESPECT TO CONTRACTS ISSUED IN PENNSYLVANIA ONLY.


THE ADJUSTMENT INVOLVES THREE AMOUNTS

The Market-Value Adjustment, which is applied to withdrawals and transfers made at any time other than the 30-day period following the end of an interest rate period, involves three amounts:

1) The number of whole months remaining in the existing interest rate period.

2) The guaranteed interest rate.

3) The interpolated value of the interest rates that Pruco Life declares for the number of whole years remaining and the duration 1 year longer than the number of whole years remaining in the existing interest rate period.

STATED AS A FORMULA, THE MARKET VALUE IS EQUAL TO:
(M/12) X (R-C)

   NOT TO EXCEED +0.40 OR BE LESS THAN -0.40; WHERE,

-----------------------------------------------------
M    =    the number of whole months (not to be less
          than one) remaining in the interest-rate
          period.
R    =    the Contract's guaranteed interest-rate
          expressed as a decimal. Thus 6.2% is
          converted to 0.062.
C    =    the interpolated value of the interest
          rates, expressed as a decimal, that Pruco
          Life declares for the number of whole years
          remaining and the duration 1 year longer
          than the number of whole years remaining as
          of the date the request for a withdrawal or
          transfer is received or m/365 x (n+1) year
          rate + (365-m)/365 x n year rate, where "n"
          equals years and "m" equals days remaining
          in year "n" of the existing interest rate
          period.
-----------------------------------------------------

The Market-Value Adjustment is then equal to the Market Value Factor multiplied by the amount subject to a Market-Value Adjustment.

STEP BY STEP

THE STEPS BELOW EXPLAIN HOW A MARKET-VALUE ADJUSTMENT IS CALCULATED.

STEP 1: Divide the number of whole months left in the existing interest rate period (not to be less than one) by 12.

STEP 2: Interpolate the interest rates Pruco Life declares on the date the request for withdrawal or transfer is received for the duration of years equal to the whole number of years determined in Step 1, plus the whole number of years plus 1 additional year.

STEP 3: Subtract this interpolated interest rate from the guaranteed interest rate. The result could be negative.

STEP 4: Multiply the results of Step 1 and Step 2. Again, the result could be negative. If the result is less than -0.4, use the value -0.4. If the result is in between -0.4 and 0.4, use the actual value. If the result is more than 0.4, use the value 0.4.

STEP 5: Multiply the result of Step 3 (which is the Market Value Factor) by the value of the amount subject to a Market-Value Adjustment. The result is the Market-Value Adjustment.

STEP 6: The result of Step 4 is added to the interest cell. If the Market-Value Adjustment is positive, the interest cell will go up in value. If the Market-Value Adjustment is negative, the interest cell will go down in value.

   DEPENDING UPON WHEN THE WITHDRAWAL REQUEST IS MADE, A WITHDRAWAL CHARGE MAY APPLY.

   THE FOLLOWING EXAMPLE WILL ILLUSTRATE THE APPLICATION OF A MARKET-VALUE ADJUSTMENT AND THE DETERMINATION OF THE WITHDRAWAL CHARGE.

SUPPOSE A CONTRACTOWNER MADE TWO INVESTED PURCHASE PAYMENTS, THE FIRST IN THE AMOUNT OF $10,000 ON DECEMBER 1, 1995, ALL OF WHICH WAS ALLOCATED TO THE EQUITY SUBACCOUNT, AND THE SECOND IN THE AMOUNT OF $5,000 ON OCTOBER 1, 1997, ALL OF WHICH WAS ALLOCATED TO THE MVA OPTION WITH A GUARANTEED INTEREST RATE OF 8% (0.08) FOR 7 YEARS. A REQUEST FOR WITHDRAWAL OF $8,500 IS MADE ON FEBRUARY 1, 2000 (THE CONTRACT OWNER DOES NOT PROVIDE ANY WITHDRAWAL INSTRUCTIONS). ON THAT DATE THE AMOUNT IN THE EQUITY SUBACCOUNT IS EQUAL TO $12,000 AND THE AMOUNT IN THE INTEREST CELL WITH A MATURITY DATE OF SEPTEMBER 30, 2004 IS $5,985.23, SO THAT THE CONTRACT FUND ON THAT DATE IS EQUAL TO $17,985.23.

   ON FEBRUARY 1, 2000, THE INTEREST RATES DECLARED BY PRUCO LIFE FOR THE DURATION'S 4 AND 5 YEARS (4 WHOLE YEARS REMAINING UNTIL SEPTEMBER 30, 2004, PLUS 1 YEAR) ARE 10.8% AND 11.4%, RESPECTIVELY.
--------------------------------------------------------------------------------
 44

--------------------------------------------------------------------------------

                                                                         PART II
DISCOVERY SELECT PROSPECTUS  SECTIONS 1-9

THE FOLLOWING COMPUTATIONS WOULD BE MADE:

1) Calculate the Contract Fund value as of the effective date of the transaction. This would be $17,985.23.

2) Calculate the charge-free amount (the amount of the withdrawal that is not subject to a withdrawal charge).

   DATE     PAYMENT   FREE
   -------------------------
   12/1/95  $10,000   $1,000
   12/1/96            $2,000
   10/1/97  $5,000    $2,500
   12/1/97            $4,000
   12/1/98            $5,500
   12/1/99            $7,000

   The charge-free amount in the fifth Contract year is 10% of $15,000 (total purchase payments) plus $5,500 (the charge-free amount available in the fourth Contract year) for a total of $7,000.

3) Since the withdrawal request is in the fifth Contract year, a 3% withdrawal charge rate applies to any portion of the withdrawal which is not charge-free.

    --------------------------------------------
     $8,500.00  REQUESTED WITHDRAWAL AMOUNT
    -$7,000.00  CHARGE-FREE
    --------------------------------------------
     $1,500.00  ADDITIONAL AMOUNT NEEDED TO
                COMPLETE WITHDRAWAL

   The Contract provides that the Contract Fund will be reduced by an amount which, when reduced by the withdrawal charge, will equal the amount requested. Therefore, in order to produce the amount needed to complete the withdrawal request ($1,500), we must "gross-up" that amount, before applying the withdrawal charge rate. This is done by dividing by 1 minus the withdrawal charge rate.
   -----------------------------------------------------------

     $1,500.00 / (1-.03) =
     $1,500.00 / 0.97 = $1,546.39 GROSSED-UP AMOUNT

   Please note that a 3% withdrawal charge on this grossed-up amount reduces it to $1,500, the balance needed to complete the request.

    --------------------------------------------
     $1,546.39  GROSSED-UP AMOUNT
    X      .03  WITHDRAWAL CHARGE RATE
    --------------------------------------------
        $46.39  WITHDRAWAL CHARGE

4) The Market Value Factor is determined as described in steps 1 through 5, above. In this case, it is equal to 0.08 (8% is the guaranteed rate in the existing cell) minus 0.11 (11% is the interpolated value for the interest rates that would be offered for interest cells with durations of whole years remaining and whole year plus 1 remaining in the existing interest rate period), which is -0.03, multiplied by 4.58333 (55 months remaining until September 30, 2004, divided by 12) or -0.13750. Thus, there will be a negative Market-Value Adjustment of approximately 14% of the amount in the interest cell that is subject to the adjustment.

    --------------------------------------------
          -0.13750 X $5,985.23 =
       -822.97  NEGATIVE MVA
     $5,985.23  UNADJUSTED VALUE
    --------------------------------------------
     $5,162.26  ADJUSTED VALUE
    $12,000.00  EQUITY VALUE
    --------------------------------------------
    $17,162.26  ADJUSTED CONTRACT FUND

5) The total amount to be withdrawn, $8,546.39, (sum of the surrender charge, $46.39, and the requested withdrawal amount of $8,500) is apportioned over all accounts making up the Contract Fund following the Market-Value Adjustments, if any, associated with the MVA option.

    ------------------------------------------------
    EQUITY
    ($12,000/$17,162.26) X $8,546.39 = $5,975.71
    ------------------------------------------------
    7-YR MVA
    ($5,162.26/$17,162.26) X $8,546.39 =  $2,570.68
                                          ---------
                                          $8,546.39

6) The adjusted value of the interest cell, $5,162.26, reduced by the withdrawal of $2,570.68 leaves $2,591.58. This amount must be "unadjusted" by dividing it by 0.86250 (1 plus the Market-Value Adjustment of -0.13750) to determine the amount remaining in the interest cell to which the guaranteed interest-rate of 8% will continue to be credited until September 30, 2004 or a subsequent withdrawal. That amount is $3,004.73.
--------------------------------------------------------------------------------

                                                                         PART II
DISCOVERY SELECT PROSPECTUS  SECTIONS 1-9

IRA DISCLOSURE STATEMENT
--------------------------------------------------------------------------------

This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your Roth IRA, your simplified employee pension IRA (SEP) for employer contributions, your Savings Incentive Match Plan for Employees (SIMPLE) IRA, or to one you purchase for your spouse. You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service. Those are federal tax law rules; state tax laws may vary.

FREE LOOK PERIOD

The annuity contract offered by this prospectus gives you the opportunity to return the contract for a full refund within 10 days (or whatever period is required by applicable state law) after it is delivered. This is a more liberal provision than is required in connection with IRAs. To exercise this "free-look" provision, return the contract to the representative who sold it to you or to the Prudential Annuity Service Center at the address shown on the first page of this prospectus.

ELIGIBILITY REQUIREMENTS

IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally, if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.

CONTRIBUTIONS AND DEDUCTIONS


Contributions to your IRA will be deductible if you are not an "active participant" in an employer maintained qualified retirement plan or you have "Adjusted Gross Income" (as defined under Federal tax laws) which does not exceed the "applicable dollar limit." IRA (or SEP) contributions must be made by no later than the time you file your income tax return for that year. For a single taxpayer, the applicable dollar limitation is $33,000 (in 2001), with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $33,000-$43,000. For married couples filing jointly, the applicable dollar limitation is $53,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $53,000-$63,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $43,000 for individuals and $63,000 for married couples filing jointly. These amounts are for 2001. Income limits are scheduled to increase until 2006 for single taxpayers and 2007 for married taxpayers.



   Contributions made by your employer to your SEP are excludable from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEP will be entitled to elect to have their employer make contributions to their SEP on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee's behalf to the SEP, those funds are not treated as current taxable income to the employee. Elective deferrals under a SEP are subject to an inflation-adjusted limit, which is $10,500 in 2001. Salary-reduction SEPs (also called "SARSEPs") are available only if at least 50% of the employees elect to have amounts contributed to the SARSEP and if the employer has 25 or fewer employees at all times during the preceding year. New SARSEPs may not be established after 1996.


   The IRA maximum annual contribution and your tax deduction is limited to the lesser of: (1) $2,000 or (2) 100% of your earned compensation. Contributions in excess of the deduction limits may be subject to penalty. See below.


   Under a SEP agreement, the maximum annual contribution which your employer may make on your behalf to a SEP contract that is excludable from your income is the lesser of 15% of your salary or $25,500 (in 2001). An employee who is a participant in a SEP agreement may make after-tax contributions to the SEP contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the deductibility rules described above.

--------------------------------------------------------------------------------
 46

--------------------------------------------------------------------------------

                                                                         PART II
DISCOVERY SELECT PROSPECTUS  SECTIONS 1-9

   The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) $2,000 or (2) 100% of taxable alimony.

   If you or your employer should contribute more than the maximum contribution amount to your IRA or SEP, the excess amount will be considered an "excess contribution." You are permitted to withdraw an excess contribution from your IRA or SEP before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.

   Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year. (See Premature Distributions below for penalties imposed on withdrawal when the contribution exceeds $2,000.)

IRA FOR NON-WORKING SPOUSE

If you establish an IRA for yourself, you may also be eligible to establish an IRA for your "non-working" spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and, if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to $2,000 each may be made to your IRA and the spousal IRA if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRAs; (ii) $4,000; or (iii) 100% of your combined gross income.

   Contributions in excess of the contribution limits may be subject to penalty. See above under "Contributions and Deductions." If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.


   Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.


ROLLOVER CONTRIBUTION

Once every year, you are permitted to withdraw any portion of the value of your IRA or SEP and reinvest it in another IRA or bond. Withdrawals may also be made from other IRAs and contributed to this contract. This transfer of funds from one IRA to another is called a "rollover" IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You will not be allowed a tax-deduction for the amount of any rollover contribution.

   A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. Unless you were a self-employed participant in the distributing plan, you may later roll over such a contribution to another qualified retirement plan as long as you have not mixed it with IRA (or SEP) contributions you have deducted from your income. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)

DISTRIBUTIONS

(A) PREMATURE DISTRIBUTIONS


At no time can your interest in your IRA or SEP be forfeited. To insure that your contributions will be used for retirement, the federal tax law does not permit you to use your IRA or SEP as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA or SEP to anyone. Use of an IRA (or SEP) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% tax penalty if you are not at least age 59 1/2 or totally disabled. (You may, however, assign your IRA or SEP without penalty to your former

--------------------------------------------------------------------------------

IRA DISCLOSURE STATEMENT CONTINUED
--------------------------------------------------------------------------------

                                                                         PART II
DISCOVERY SELECT PROSPECTUS  SECTIONS 1-9

spouse in accordance with the terms of a divorce decree.)

   You may surrender any portion of the value of your IRA (or SEP). In the case of a partial surrender which does not qualify as a rollover, the amount withdrawn will be includable in your income and subject to the 10% penalty if you are not at least age 59 1/2 or totally disabled unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.


   The 10% tax penalty does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59 1/2 or are disabled.



(B) DISTRIBUTION AFTER AGE 59 1/2



Once you have attained age 59 1/2 (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEP) regardless of when you actually retire. In addition, you must commence distributions from your IRA by April 1 following the year you attain age 70 1/2. You may elect to receive the distribution under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the period payment options or in one sum will be treated as ordinary income as you receive them to the degree that you have made deductible contributions. If you have made both deductible and nondeductible contributions, the portion of the distribution attributable to the nondeductible contribution will be tax-free.


(C) INADEQUATE DISTRIBUTIONS--50% TAX


Your IRA or SEP is intended to provide retirement benefits over your lifetime. Thus, federal tax law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70 1/2 or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments must be sufficient to pay out the entire value of your IRA during your life expectancy (or over the joint life expectancies of you and your spouse/beneficiary.) The calculation method is revised under the IRS proposed regulation for distributions beginning in 2002 and are optional for distributions in 2001. If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.


(D) DEATH BENEFITS


If you, (or your surviving spouse) die before receiving the entire value of your IRA (or SEP), the remaining interest must be distributed to your beneficiary (or your surviving spouse's beneficiary) in one lump-sum within 5 years of death, or applied to purchase an immediate annuity for the beneficiary. This annuity must be payable over the life expectancy of the beneficiary by December 31 of the year after the year of your or your spouse's death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun, the entire amount must be distributed at least as rapidly as if the owner had survived. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.


ROTH IRAS


Section 408A of the Tax Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Contributions may be made to a Roth IRA by taxpayers with adjusted gross incomes of less than $160,000 for married individuals filing jointly and less than $110,000 for single individuals. Married individuals filing separately are not eligible to contribute to a IRA. The maximum amount of contributions allowable for any taxable year to all Roth IRAs maintained by an individual is generally the lesser of $2,000 and 100% of compensation for that year (the $2,000 limit is phased out for incomes between $150,000 and $160,000 for married and between $95,000 and $110,000 for singles). The contribution limit is reduced by the

--------------------------------------------------------------------------------
 48

--------------------------------------------------------------------------------

                                                                         PART II
DISCOVERY SELECT PROSPECTUS  SECTIONS 1-9


amount of any contributions made to a traditional IRA. Contributions to a Roth IRA are not deductible.



   For taxpayers with adjusted gross income of $100,000 or less, all or part of amounts in a traditional IRA may be converted, transferred or rolled over to a Roth IRA. Some or all of the IRA value will typically be includable in the taxpayer's gross income. If such a rollover, transfer or conversion occurred before January 1, 1999, the portion of the amount includable in gross income must be included in income ratably over the next four years beginning with the year in which the transaction occurred. Provided a rollover contribution meets the requirements of IRAs under Section 408(d)(3) of the Code, a rollover may be made from a Roth IRA to another Roth IRA.


   UNDER SOME CIRCUMSTANCES, IT MAY NOT BE ADVISABLE TO ROLL OVER, TRANSFER OR CONVERT ALL OR PART OF A NON-ROTH IRA TO A ROTH IRA. PERSONS CONSIDERING A ROLLOVER, TRANSFER OR CONVERSION SHOULD CONSULT THEIR OWN TAX ADVISOR.


   "Qualified distributions" from a Roth IRA are excludable from gross income. A "qualified distribution" is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2;
(b) after the owner's death; (c) due to the owner's disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five tax years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer, or conversion was made from a traditional IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a traditional IRA.


   Distributions from a Roth IRA need not commence at age 70 1/2. However, if the owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the contract must be distributed by December 31 of the calendar year containing the fifth anniversary of the owner's death subject to certain exceptions.

REPORTING TO THE IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for underpayments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.

--------------------------------------------------------------------------------

PART III PROSPECTUSES

--------------------------------------------------------------------------------

VARIABLE INVESTMENT OPTIONS


                               [ROCKWELL GRAPHIC]

                       This page intentionally left blank

                      STATEMENT OF ADDITIONAL INFORMATION


                                  MAY 1, 2001


              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                           VARIABLE ANNUITY CONTRACTS

     The DISCOVERY SELECT(R) Annuity Contract (the "contract") is an individual variable annuity contract issued by the Pruco Life Insurance Company ("Pruco Life"), a stock life insurance company that is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential") and is funded through the Pruco Life Flexible Premium Variable Annuity Account (the "Account"). The contract is purchased by making an initial purchase payment of $10,000 or more; subsequent payments must be $1,000 or more.


     This statement of additional information is not a prospectus and should be read in conjunction with the Discovery Select prospectus, dated May 1 , 2001. To obtain a copy of the prospectus, without charge, you can write to the Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, PA 19101, or by telephoning
(888) PRU-2888.


                               TABLE OF CONTENTS


                                                             PAGE
                                                             ----
COMPANY..................................................... 2
EXPERTS..................................................... 2
LITIGATION.................................................. 2
LEGAL OPINIONS.............................................. 2
PRINCIPAL UNDERWRITER....................................... 3
DETERMINATION OF ACCUMULATION UNIT VALUES................... 3
PERFORMANCE INFORMATION..................................... 4
COMPARATIVE PERFORMANCE INFORMATION......................... 8
FURTHER INFORMATION ABOUT THE DEATH BENEFIT................. 8
FEDERAL TAX STATUS.......................................... 10
DIRECTORS AND OFFICERS...................................... 11
SEPARATE ACCOUNT FINANCIAL INFORMATION...................... A1
COMPANY FINANCIAL INFORMATION............................... B1
FURTHER INFORMATION ABOUT PRUCO LIFE........................ C1



        PRUCO LIFE INSURANCE COMPANY                 PRUDENTIAL ANNUITY SERVICE CENTER
            213 WASHINGTON STREET                              P.O. BOX 7960
        NEWARK, NEW JERSEY 07102-2992                     PHILADELPHIA, PA 19101
                                                         TELEPHONE: (888) PRU-2888


---------------
* DISCOVERY SELECT is a service mark of Prudential.
ORD966391B

                                    COMPANY

    Pruco Life Insurance Company ("Pruco Life") is a stock life insurance company organized in 1971 under the laws of the State of Arizona. Pruco Life is licensed to sell life insurance and annuities in the District of Columbia, Guam and all states except New York.

    Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a mutual life insurance company founded in 1875 under the laws of the State of New Jersey.

                                    EXPERTS


    The consolidated financial statements of Pruco Life and its subsidiaries as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 and the financial statements of the Pruco Life Flexible Premium Variable Annuity Account as of December 31, 2000 and for each of the two years in the period then ended included in this Statement of Additional Information have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers' principal business address is 1177 Avenue of the Americas, New York, New York, 10036.


                                   LITIGATION




    We are subject to legal and regulatory actions in the ordinary course of our businesses, including class actions. Pending legal and regulatory actions include proceedings specific to our practices and proceedings generally applicable to business practices in the industries in which we operate. In certain of these lawsuits, large and/or indeterminate amounts are sought, including punitive or exemplary damages.



    Beginning in 1995, regulatory authorities and customers brought significant regulatory actions and civil litigation against Pruco Life and Prudential involving individual life insurance sales practices. In 1996, Prudential, on behalf of itself and many of its life insurance subsidiaries including Pruco Life, entered into settlement agreements with relevant insurance regulatory authorities and plaintiffs in the principal life insurance sales practices class action lawsuit covering policyholders of individual permanent life insurance policies issued in the United States from 1982 to 1995. Pursuant to the settlements, the companies agreed to various changes to their sales and business practices controls, to a series of fines, and to provide specific forms of relief to eligible class members. Virtually all claims by class members filed in connection with the settlements have been resolved and virtually all aspects of the remediation program have been satisfied.



    As of December 31, 2000, Prudential and/or Pruco Life remained a party to approximately 109 individual sales practices actions filed by policyholders who "opted out" of the class action settlement relating to permanent life insurance policies issued in the United States between 1982 and 1995. Some of these cases seek substantial damages while others seek unspecified compensatory, punitive or treble damages. It is possible that substantial punitive damages might be awarded in one or more of these cases. Additional suits may also be filed by other individuals who "opted out" of the settlements.



    Prudential has indemnified Pruco Life for any liabilities incurred in connection with sales practices litigation covering policyholders of individual permanent life insurance policies issued in the United States from 1982 to 1995.



    As of December 31, 2000 Prudential has paid or reserved for payment $4.405 billion before tax, equivalent to $2.850 billion after tax to provide for remediation costs, and additional sales practices costs including related administrative costs, regulatory fines, penalties and related payments, litigation costs and settlements, including settlements associated with the resolution of claims of deceptive sales practices asserted by policyholders who elected to "opt-out" of the class action settlement and litigate their claims against Prudential separately, and other fees and expenses associated with the resolution of sales practices issues.


                                 LEGAL OPINIONS

    Shea & Gardner of Washington, D.C., has provided advice on certain matters relating to the federal securities laws in connection with the contracts.

                             PRINCIPAL UNDERWRITER


    Prudential Investment Management Services LLC ("PIMS"), a subsidiary of Prudential, offers the contracts on a continuous basis through corporate office and regional home office employees in those states in which contracts may be lawfully sold. It may also offer the contract through licensed insurance brokers and agents, or through appropriately registered direct or indirect subsidiary(ies) of Prudential, provided clearances to do so are obtained in any jurisdiction where such clearances may be necessary. During 2000, 1999, and 1998, $109,158,702, $131,658,744, and $52,572, respectively were paid to
Prudential Investment Management Services LLC for its services as principal underwriter. During 2000, 1999, and 1998, Prudential Investment Management Services LLC retained none of those commissions.


    Prudential may pay trail commissions to registered representatives who maintain an ongoing relationship with a contractholder. Typically, a trail commission is a compensation that is paid periodically to a representative, the amount of which is linked to the value of the contract and the amount of time that the contract has been in effect.

                   DETERMINATION OF ACCUMULATION UNIT VALUES

    The value for each accumulation unit is computed as of the end of each business day. On any given business day the value of a Unit in each subaccount will be determined by multiplying the value of a Unit of that subaccount for the preceding business day by the net investment factor for that subaccount for the current business day. The net investment factor for any business day is determined by dividing the value of the assets of the subaccount for that day by the value of the assets of the subaccount for the preceding business day (ignoring, for this purpose, changes resulting from new purchase payments and withdrawals), and subtracting from the result the daily equivalent of the 1.4% annual charge for administrative expenses and mortality and expense risks. (See WHAT ARE THE EXPENSES ASSOCIATED WITH THE DISCOVERY SELECT CONTRACT and CALCULATING CONTRACT VALUE in the prospectus.) The value of the assets of a subaccount is determined by multiplying the number of shares of The Prudential Series Fund, Inc. (the "Series Fund") or other Fund held by that subaccount by the net asset value of each share and adding the value of dividends declared by the Series Fund or other Fund but not yet paid.

                            PERFORMANCE INFORMATION


    The tables that follow provide performance information for each subaccount through December 31, 2000. The performance information is based on historical experience and does not indicate or represent future performance.


AVERAGE ANNUAL TOTAL RETURN


    The DISCOVERY SELECT Annuity is a relatively new contract. The returns shown below were calculated using actual historical investment returns of the Funds. All fees, expenses and charges associated with the DISCOVERY SELECT Annuity and the Funds have been reflected in these returns, as if the Contract had existed from the inception date of each Funds' portfolios.



    Table 1 below shows the average annual rates of total return on hypothetical investments of $1,000 for periods ended December 31, 2000 in each subaccount other than the Money Market Subaccount. These figures assume withdrawal of the investments at the end of the period other than to effect an annuity under the Contract.


                                    TABLE 1
                          AVERAGE ANNUAL TOTAL RETURN


                                                                                                   FROM DATE
                                                                            FIVE        TEN        PORTFOLIO
                                                              ONE YEAR     YEARS       YEARS      ESTABLISHED
                    FUND                          DATE         ENDED       ENDED       ENDED        THROUGH
                  PORTFOLIO                    ESTABLISHED    12/31/00    12/31/00    12/31/00     12/31/00
                  ---------                    -----------    --------    --------    --------    -----------
The Prudential Series Fund
    Diversified Bond Portfolio                     6/83          3.30%      4.09%       3.51%         7.34%
    Diversified Conservative Growth Portfolio      5/99         -2.52%       N/A         N/A          1.60%
    High Yield Bond Portfolio                      2/87        -14.06%      1.93%       3.31%         5.19%
    Stock Index Portfolio                         10/87        -15.17%     16.28%      11.84%        14.91%
    Value Portfolio                                2/88          9.09%     14.37%       9.44%        13.13%
    Equity Portfolio                               6/83         -3.26%     11.64%       9.87%        12.71%
    Prudential Jennison Portfolio                  5/95        -23.39%     17.69%        N/A         19.79%
    Global Portfolio                               9/88        -23.61%     12.64%      10.92%         9.71%
    Small Capitalization Stock Portfolio           5/95          6.38%     11.86%        N/A         13.82%
    20/20 Focus Portfolio                          5/99        -11.54%       N/A         N/A          2.97%
AIM Variable Insurance Funds
    AIM V.I. Growth and Income Fund                5/94        -20.61%     15.41%        N/A         15.89%
    AIM V.I. Value Fund                            6/93        -20.70%     14.12%        N/A         15.37%
Alliance Capital Series
    Alliance Premier Growth
      Portfolio -- Class B                         7/99        -26.94%       N/A         N/A        -12.16%
American Century Variable Portfolios, Inc.
    American Century VP Value                      5/96         11.63%       N/A         N/A          7.90%
Credit Suisse Warburg Pincus Trust
    Global Post-Venture Capital Portfolio          9/96        -24.93%       N/A         N/A          9.92%
Davis Variable Account Fund, Inc.
    Davis Value Portfolio                          7/99          1.84%       N/A         N/A          2.45%
Franklin Templeton Variable Insurance
  Products
    Franklin Small Cap Fund--Class 2 Series        5/98        -22.58%       N/A         N/A         22.20%
Janus Aspen Series
    Growth Portfolio                               9/93        -20.65%     17.60%        N/A         16.29%
    International Growth Portfolio                 5/94        -21.97%     21.62%        N/A         18.51%
MFS Variable Insurance Trust
    Emerging Growth Series                         7/95        -25.59%     20.33%        N/A         21.92%
    Research Series                                7/95        -11.03%     14.71%        N/A         15.38%
OCC Accumulation Trust (Note 2)
    Managed Portfolio                              8/88          3.34%     11.42%       8.89%        15.42%
    Small Cap Portfolio                            8/88         37.31%     11.60%       7.92%        12.20%
T. Rowe Price Equity Series, Inc.
    Equity Income Portfolio                        3/94          6.61%     12.62%        N/A         14.85%
T. Rowe Price International Series, Inc.
    International Stock Portfolio                  3/94        -23.85%      6.77%        N/A          6.44%


------------------

    NOTE 1:  This table assumes deferred sales charges.

    NOTE 2: Based on results of the Quest for Value Accumulation Trust and its predecessor. On September 16, 1994, an investment company which had commenced operations on August 1, 1988, then called Quest for Value

Accumulation Trust (the "Old Trust"), was effectively divided into two investment funds--the Old Trust and the present Quest for Value Accumulation Trust (the "Present Trust")--at which time the Present Trust Commenced Operations.

    NOTE 3: All tables assume a $30.00 annual charge for contracts under $50,000.

    The average annual rates of total return shown above are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula: P(1+T)(n)=ERV. In the formula, P is a hypothetical investment of $1,000; T is the average annual total return; "n" is the number of years; and ERV is the withdrawal value at the end of the periods shown. These figures assume deduction of the maximum withdrawal charge that may be applicable to a particular period.

NON-STANDARD TOTAL RETURN

    Table 2 below shows the average annual rates of return as in Table 1, but assumes that the investments are not withdrawn at the end of the period or that the Contract owner annuitizes at the end of the period. This table assumes no deferred sales charges.

                                    TABLE 2
               AVERAGE ANNUAL TOTAL RETURN ASSUMING NO WITHDRAWAL


                                                                                                 FROM DATE
                                                                            FIVE       TEN       PORTFOLIO
                                                               ONE YEAR    YEARS      YEARS     ESTABLISHED
                     FUND                           DATE        ENDED      ENDED      ENDED       THROUGH
                   PORTFOLIO                     ESTABLISHED   12/31/00   12/31/00   12/31/00    12/31/00
                   ---------                     -----------   --------   --------   --------   -----------
The Prudential Series Fund
    Diversified Bond Portfolio                       6/83         8.10%     4.22%      3.57%        7.35%
    Diversified Conservative Growth Portfolio        5/99         2.28%      N/A        N/A         4.42%
    High Yield Bond Portfolio                        2/87        -9.26%     2.08%      3.37%        5.22%
    Stock Index Portfolio                           10/87       -10.37%    16.37%     11.87%       14.92%
    Value Portfolio                                  2/88        13.89%    14.46%      9.48%       13.14%
    Equity Portfolio                                 6/83         1.54%    11.74%      9.91%       12.72%
    Prudential Jenison Portfolio                     5/95       -18.59%    17.77%       N/A        19.85%
    Global Portfolio                                 9/88       -18.81%    12.74%     10.96%        9.73%
    Small Capitalization Stock Portfolio             5/95        11.18%    11.96%       N/A        13.89%
    20/20 Focus Portfolio                            5/99        -6.74%      N/A        N/A         5.77%
AIM Variable Insurance Funds
    AIM V.I. Growth and Income Fund                  5/94       -15.81%    15.50%       N/A        15.98%
    AIM V.I. Value Fund                              6/93       -15.90%    14.21%       N/A        15.44%
Alliance Capital Series
    Alliance Premier Growth Portfolio--Class B       7/99       -22.14%      N/A        N/A        -8.72%
American Century Variable Portfolios, Inc.
    American Century VP Value                        5/96        16.43%      N/A        N/A         8.46%
Credit Suisse Warburg Pincus Trust
    Global Post-Venture Capital Portfolio            9/96       -18.97%      N/A        N/A        10.56%
Davis Variable Account Fund, Inc.
    Davis Value Portfolio                            7/99         6.64%      N/A        N/A         5.58%
Franklin Templeton Variable Insurance Products
  Trust
    Franklin Small Cap Fund--Class 2                 5/98        10.91%      N/A        N/A        23.12%
Janus Aspen Series
    Growth Portfolio                                 9/93       -15.85%    17.69%       N/A        16.37%
    International Growth Portfolio                   5/94       -17.17%    21.70%       N/A        18.60%
MFS Variable Insurance Trust
    Emerging Growth Series                           7/95       -20.79%    20.41%       N/A        22.04%
    Research Series                                  7/95        -6.23%    14.80%       N/A        15.53%
OCC Accumulation Trust (Note 2)
    Managed Portfolio                                8/88         8.14%    11.52%      8.92%       15.44%
    Small Cap Portfolio                              8/88        42.11%    11.71%      7.96%       12.23%
T. Rowe Price Equity Series, Inc.
    Equity Income Portfolio                          3/94        11.41%    12.72%       N/A        14.95%
T. Rowe Price International Series, Inc.
    International Stock Portfolio                    3/94       -19.05%     6.89%       N/A         6.60%

------------------

    NOTE 1:  This table assumes no deferred sales charges.

    NOTE 2: Based on results of the Quest for Value Accumulation Trust and its predecessor. On September 16, 1994, an investment company which had commenced operations on August 1, 1988, then called Quest for Value Accumulation Trust (the "Old Trust"), was effectively divided into two investment funds--the Old Trust and the present Quest for Value Accumulation Trust (the "Present Trust")--at which time the Present Trust Commenced Operations.

    NOTE 3: All tables assume a $30.00 annual charge for contracts under $50,000.


    Table 3 shows the cumulative total return for the portfolios, assuming no withdrawal.


                                    TABLE 3
                 CUMULATIVE TOTAL RETURN ASSUMING NO WITHDRAWAL


                                                                                                 FROM DATE
                                                                            FIVE       TEN       PORTFOLIO
                                                               ONE YEAR    YEARS      YEARS     ESTABLISHED
                     FUND                           DATE        ENDED      ENDED      ENDED       THROUGH
                   PORTFOLIO                     ESTABLISHED   12/31/00   12/31/00   12/31/00    12/31/00
                   ---------                     -----------   --------   --------   --------   -----------
The Prudential Series Fund
    Diversified Bond Portfolio                       6/83         8.10%     22.96%     42.04%      247.72%
    Diversified Conservative Growth Portfolio        5/99         2.28%       N/A        N/A         7.48%
    High Yield Bond Portfolio                        2/87        -9.26%     10.83%     39.34%      102.30%
    Stock Index Portfolio                           10/87       -10.37%    113.40%    207.00%      526.95%
    Value Portfolio                                  2/88        13.89%     96.44%    147.28%      389.50%
    Equity Portfolio                                 6/83         1.54%     74.19%    157.23%      719.90%
    Prudential Jennison Portfolio                    5/95       -18.59%    126.59%       N/A       179.24%
    Global Portfolio                                 9/88       -18.81%     82.09%    182.83%      212.75%
    Small Capitalization Stock Portfolio             5/95        11.18%     75.95%       N/A       109.08%
    20/20 Focus Portfolio                            5/99        -6.74%       N/A        N/A         9.81%
AIM Variable Insurance Funds
    AIM V.I. Growth and Income Fund                  5/94       -15.81%    105.62%       N/A       168.74%
    AIM V.I. Value Fund                              6/93       -15.90%     94.35%       N/A       197.19%
Alliance Capital Series
    Alliance Premier Growth Portfolio -- Class
       B                                             7/99       -22.14%       N/A        N/A       -12.53%
American Century Variable Portfolios, Inc.
    American Century VP Value                        5/96        16.43%       N/A        N/A        46.09%
Credit Suisse Warburg Pincus Trust
    Global Post-Venture Capital Portfolio            9/96       -18.97%       N/A        N/A        53.21%
Davis Variable Account Fund, Inc.
    Davis Value Portfolio                            7/99         6.64%       N/A        N/A         8.50%
Franklin Templeton Variable Insurance Products
  Trust
    Franklin Small Cap Fund--Class 2                 5/98        10.91%       N/A        N/A        74.23%
Janus Aspen Series
    Growth Portfolio                                 9/93       -15.85%    125.75%       N/A       202.45%
    International Growth Portfolio                   5/94       -17.17%    166.91%       N/A       211.81%
MFS Variable Insurance Trust
    Emerging Growth Series                           7/95       -20.79%    153.09%       N/A       195.47%
    Research Series                                  7/95        -6.23%    125.75%       N/A       119.28%
OCC Accumulation Trust (Note 2)
    Managed Portfolio                                8/88         8.14%     72.49%    135.06%      494.77%
    Small Cap Portfolio                              8/88        42.11%     73.94%    115.10%      319.16%
T. Rowe Price Equity Series, Inc.
    Equity Income Portfolio                          3/94        11.41%     81.96%       N/A       156.21%

                                                                                                 FROM DATE
                                                                            FIVE       TEN       PORTFOLIO
                                                               ONE YEAR    YEARS      YEARS     ESTABLISHED
                     FUND                           DATE        ENDED      ENDED      ENDED       THROUGH
                   PORTFOLIO                     ESTABLISHED   12/31/00   12/31/00   12/31/00    12/31/00
                   ---------                     -----------   --------   --------   --------   -----------
T. Rowe Price International Series, Inc.
    International Stock Portfolio                    3/94       -19.05%     39.53%       N/A        53.94%


------------------

    NOTE 1:  This table assumes no deferred sales charges.

    NOTE 2: Based on results of the Quest for Value Accumulation Trust and its predecessor. On September 16, 1994, an investment company which had commenced operations on August 1, 1988, then called Quest for Value Accumulation Trust (the "Old Trust"), was effectively divided into two investment funds--the Old Trust and the present Quest for Value Accumulation Trust (the "Present Trust")--at which time the Present Trust Commenced Operations.

    NOTE 3: All tables assume a $30.00 annual charge for contracts under $50,000.

MONEY MARKET SUBACCOUNT YIELD

    The "yield" and "effective yield" figures for the Money Market Subaccount shown below were calculated using historical investment returns of the Money Market Portfolio of the Prudential Series Fund. All fees, expenses and charges associated with the DISCOVERY SELECT Annuity and the Series Fund have been reflected.


    The "yield" and "effective yield" of the Money Market Subaccount for the seven days ended December 29, 2000 were 5.18% and 5.33%, respectively.


    The yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Money Market Subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the difference by the value of the subaccount at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7), with the resulting figure carried to the nearest ten-thousandth of 1%.

    The deduction referred to above consists of the 1.25% charge for mortality and expense risks and the 0.15% charge for administration. It does not reflect the withdrawal charge.

    The effective yield is obtained by taking the base period return, adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield--([base period return + 1] 365/7)-1.

    The yields on amounts held in the Money Market Subaccount will fluctuate on a daily basis. Therefore, the stated yields for any given period are not an indication of future yields.

                      COMPARATIVE PERFORMANCE INFORMATION


    Reports or advertising may include comparative performance information, including, but not limited to: (1) comparisons to market indices such as the Dow Jones Industrial Average, the Standard & Poor's 500 Index, the Value Line Composite Index, the Russell 2000 Index, the Russell 3000 Growth Index, the Morgan Stanley World Index, the Lehman Brothers bond indices; (2) comparisons to other investments, such as certificates of deposit; (3) performance rankings assigned by services such as Morningstar, Inc. and Variable Annuity Research and Data Services (VARDS), and Lipper Analytical Services, Inc.; (4) data presented by analysts such as Dow Jones, A.M. Best, The Bank Rate Monitor National Index; and (5) data in publications such as The Wall Street Journal, Times, Forbes, Barrons, Fortune, Money Magazine, and Financial World.


                  FURTHER INFORMATION ABOUT THE DEATH BENEFIT

    Early in 1998, Pruco Life began to offer an enhanced death benefit under the contract. For contracts issued after the new death benefit became available in a particular state, the new death benefit is contained in an endorsement that is issued with the contract. Existing contractowners were also given the option to elect the new death benefit or retain the death benefit available at that time under their contracts. As used here, the term "endorsement date" describes both the date on which the contract is issued with the endorsement for contracts purchased after the new death benefit is available and the date on which the endorsement was issued for existing contractowners so electing. The new death benefit provisions are described below.

    If the sole or last surviving annuitant dies prior to the annuity date, Pruco Life will, upon receipt of all of the information necessary to make the payment (including due proof of death and election of a payment option), pay a death benefit to the beneficiary designated by the contractowner.

    IF THE SOLE OR OLDER ANNUITANT IS UNDER AGE 80 when the death benefit endorsement is issued, the death benefit on or prior to the contract anniversary coinciding with or next following his or her 80th birthday will equal the greater of, the contract fund value or the guaranteed minimum death benefit, as of the date of due proof of death. The guaranteed minimum death benefit is calculated daily and is equal to the greater of: (1) the 5% annual increase ("roll-up"); or (2) the highest annual contract fund value ("step-up"), both of which are described below.

ROLL-UP

    The roll-up is equal to the total invested purchase payments (initial and additional) and is increased daily to the date of death at an effective annual interest rate of 5%, until the cap maximum is reached. The cap is equal to the sum of two times each invested purchase payment. The roll-up and the cap are proportionally reduced by the effect of withdrawals. Once the cap is reached, the roll-up can only be increased by the amount of additional invested purchase payments and will be proportionally reduced by the effect of withdrawals. For purposes of determining the death benefit, "proportionally reduced by the effect of withdrawals" means that withdrawals (including any applicable charges) will reduce other values in the same proportion as they reduce the contract fund value.

STEP-UP

    Prior to the first contract anniversary, the step-up is the initial invested purchase payment increased by additional invested purchase payments and proportionally reduced by the effect of withdrawals. The step-up for each subsequent contract anniversary will be reset to the greater of the contract fund value as of that contract anniversary and the prior step-up. Between contract anniversaries, the step-up will be increased by invested purchase payments and proportionally reduced by effect of withdrawals.

    After the contract anniversary coinciding with or following the annuitant's 80th birthday, the death benefit will equal the greater of the contract fund value as of the date of due proof of death or the guaranteed minimum death benefit as of the contract anniversary coinciding with or next following his or her 80th birthday, increased by additional invested purchase payments and proportionally reduced by the effect of withdrawals since such contract anniversary.

    IF THE SOLE OR OLDER ANNUITANT IS AGE 80 OR OVER on the endorsement date, the death benefit will equal the greater of the contract fund value as of the date of due proof of death or the total invested purchase payments (initial and additional) proportionally reduced by the effect of withdrawals.

    Upon issuance of the endorsement, you may not change an annuitant or co-annuitant. You may add or remove an annuitant or co-annuitant only with our prior approval.

    If the contract was issued prior to the endorsement date, the following rules apply: (1) the initial value of the roll-up and the step-up is the total invested purchase payments (initial and additional), less total withdrawals (including any applicable charges) as of the issuance of the endorsement; (2) the initial value of the cap will be two times the initial value of the roll-up; and (3) the words, "Prior to the first contract anniversary", as used in the description of the step-up, means prior to the first contract anniversary following the issuance of the endorsement.

    Contracts issued prior to the endorsement date WHOSE OWNERS DO NOT ELECT TO ATTACH THE ENDORSEMENT TO THEIR CONTRACTS and contracts issued in states in which the endorsement is not available will continue to have the death benefit calculated as originally offered, as follows: The death benefit will equal the greatest of: (1) the contract Fund as of the date of due proof of death; or (2) the sum of all invested purchase payments made less total withdrawals made (including withdrawal charges); or (3) the greatest of the contract fund values calculated on every third contract anniversary reduced by all subsequent withdrawals and withdrawal charges.

    The death benefit is payable on the death of the sole or last surviving annuitant, not the contract owner.

    The beneficiary may receive this amount in a lump sum or under a payout option. Unless the beneficiary has been irrevocably designated, you may change the beneficiary at any time. If the annuitant dies after he or she has begun to receive annuity payments, the death benefit, if any, will be determined by the type(s) of payout provisions then in effect.

    If the annuitant was the sole owner of the contract, the annuitant's spouse was the sole beneficiary, and the spouse had an unrestricted right to receive the death benefit in a lump sum, then the spouse has the right to continue the contract as annuitant and owner.

                               FEDERAL TAX STATUS

X.  OTHER TAX RULES.

    1.  DIVERSIFICATION.

     The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements. Each Portfolio is required to diversify its investments each quarter so that no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, securities of a single issuer are treated as one investment and obligations of each U.S. Government agency and instrumentality (such as the Government National Mortgage Association) are treated as issued by separate issuers. In addition, any security issued, guaranteed or insured (to the extent so guaranteed or insured) by the United States or an instrumentality of the U.S. will be treated as a security issued by the U.S. Government or its instrumentality, whichever is applicable. Pruco Life believes the underlying variable investment options for the Contract meet these diversification requirements.

    2.  INVESTOR CONTROL.

     Treasury Department regulations do not provide guidance concerning the extent to which you may direct your investment in the particular investment options without causing you, instead of Pruco Life, to be considered the owner of the underlying assets. Because of this uncertainty, Pruco Life reserves the right to make such changes as it deems necessary to assure that the contract qualifies as an annuity for tax purposes. Any such changes will apply uniformly to affected contractowners and will be made with such notice to affected contractowners as is feasible under the circumstances.

    3.  ENTITY OWNERS.

     Where a contract is held by a non-natural person (e.g., a corporation), other than as an agent or nominee for a natural person (or in other limited circumstances), the contract will not be taxed as an annuity and increases in the value of the contract will be subject to tax.

    4.  PURCHASE PAYMENTS MADE BEFORE AUGUST 14, 1982.


     If your contract was issued in exchange for a contract containing purchase payments made before August 14, 1982, favorable tax rules may apply to certain withdrawals from the contract. Generally, withdrawals are treated as a recovery of your investment in the contract first until purchase payments made before August 14, 1982 are withdrawn. Moreover, any income allocable to purchase payments made before August 14, 1982, is not subject to the 10% tax penalty.


    5.  WITHHOLDING OF TAX FROM DISTRIBUTIONS.

     Taxable amounts distributed from annuity contracts are subject to tax withholding. You may generally elect not to have tax withheld from your payments. The rate of withholding on annuity payments will be determined on the basis of the withholding certificate you file with Pruco Life. These elections must be made on the appropriate Pruco Life forms. Absent these elections, Pruco Life will withhold the tax amounts required by the applicable tax regulations. You may be subject to penalties under the estimated tax payment rules if your withholding and estimated tax payments are not sufficient.

    6.  NONRESIDENT ALIENS.

    Special tax withholding rules apply to nonresident aliens.


    7.  GENERATION-SKIPPING TRANSFERS.



    If you transfer your contract to a person two or more generations younger than you (such as a grandchild or grandniece) or to a person that is more than 37 1/2 years younger than you, there may be generation-skipping transfer tax consequences.



                             DIRECTORS AND OFFICERS



    The directors and major officers of Pruco Life, listed with their principal occupations during the past 5 years, are shown below.



                            DIRECTORS OF PRUCO LIFE



    JAMES J. AVERY, JR., Chairman and Director -- President, Prudential Individual Life Insurance since 1998; 1997 to 1998: Senior Vice President, Chief Actuary and CFO, Prudential Individual Insurance Group; 1995 to 1997: President, Prudential Select. Age 49.



    RONALD P. JOELSON, Director -- Senior Vice President, Prudential Asset, Liability and Risk Management since 1999; 1996 to 1999: President, Guaranteed Products, Prudential Institutional; 1995 to 1996: Managing Director, Prudential Enterprise Planning. Age 43.



    IRA J. KLEINMAN, Director -- Executive Vice President, Prudential International Insurance Group since 1997; 1995 to 1997: Chief Marketing and Product Development Officer, Prudential Individual Insurance Group. Age 54.



    ESTHER H. MILNES, President and Director -- Vice President and Chief Actuary, Prudential Individual Life Insurance since 1999; prior to 1999: Vice President and Actuary, Prudential Individual Insurance Group. Age 50.



    DAVID R. ODENATH, JR., Director -- President, Prudential Investments since 1999; prior to 1999: Senior Vice President and Director of Sales, Investment Consulting Group, PaineWebber. Age 44.



    I. EDWARD PRICE, Vice Chairman and Director -- Senior Vice President and Actuary, Prudential Individual Life Insurance since 1998; 1995 to 1998: Senior Vice President and Actuary, Prudential Individual Insurance Group. Age 58.



    KIYOFUMI SAKAGUCHI, Director -- President and CEO, Prudential International Insurance Group since 1995. Age 58.



                         OFFICERS WHO ARE NOT DIRECTORS



    C. EDWARD CHAPLIN, Treasurer -- Vice President and Treasurer, Prudential since 1995. Age 44.



    JAMES C. DROZANOWSKI, Senior Vice President -- Vice President, Operations and Systems, Prudential Individual Financial Services since 1998; 1996 to 1998:
Vice President and Operations Executive, Prudential Individual Insurance Group; 1995 to 1996: President, Credit Card Division, Chase Manhattan Bank. Age 58.



    THOMAS F. HIGGINS, Senior Vice President -- Vice President, Annuity Services, Prudential Individual Financial Services since 1999; 1998 to 1999:
Vice President, Mutual Funds, Prudential Individual Financial Services; 1995 to 1998: Principal, Mutual Fund Operations, The Vanguard Group. Age 46.



    CLIFFORD E. KIRSCH, Chief Legal Officer and Secretary -- Chief Counsel, Variable Products, Prudential Law Department since 1995. Age 41.



    HIROSHI NAKAJIMA, Senior Vice President -- President and CEO, Pruco Life Insurance Company Taiwan Branch since 1997; prior to 1997: Senior Managing Director, Prudential Life Insurance Co., Ltd. Age 57.

    SHIRLEY H. SHAO, Senior Vice President and Chief Actuary -- Vice President and Associate Actuary, Prudential since 1996; prior to 1996: Vice President and Assistant Actuary, Prudential Corporate Risk Management. Age 46.



    WILLIAM J. ECKERT, IV, Vice President and Chief Accounting Office -- Vice President and IFS Controller, Prudential Enterprise Financial Management since 2000; 1999 to 2000: Vice President and Individual Life Controller, Prudential Enterprise Financial Management; 1997 to 1999: Vice President, Accounting, Enterprise Financial Management; 1995 to 1997: Vice President, Accounting, External Financial Reporting. Age 39.



    The business address of all directors and officers of Pruco Life is 213 Washington Street, Newark, New Jersey 07102-2992. Pruco Life directors and officers are elected annually.

                             FINANCIAL STATEMENTS OF

            THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2000

                                                                                  SUBACCOUNTS
                                                    ---------------------------------------------------------------------
                                                      PRUDENTIAL        PRUDENTIAL         PRUDENTIAL         PRUDENTIAL
                                                         MONEY          DIVERSIFIED        HIGH YIELD        CONSERVATIVE
                                                        MARKET             BOND               BOND             BALANCED
                                                       PORTFOLIO         PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                    --------------    --------------     ---------------    -------------
ASSETS
  Investment in The Prudential Series Fund, Inc.
    Portfolios, and non-Prudential
     administered funds, at net asset value
    [Note 3] ....................................  $  347,687,046     $  586,236,908     $  324,303,651     $  115,413,461
  Receivable from (Payable to) Pruco Life
    Insurance Company [Note 2] ..................               0                  0                  0                  0
                                                   --------------     --------------     --------------     --------------
  Net Assets ....................................  $  347,687,046     $  586,236,908     $  324,303,651     $  115,413,461
                                                   ==============     ==============     ==============     ==============
NET ASSETS, representing:
  Equity of contract owners [Note 4] ............  $  347,687,046     $  586,236,908     $  324,303,651     $  115,413,461
                                                   --------------     --------------     --------------     --------------
                                                   $  347,687,046     $  586,236,908     $  324,303,651     $  115,413,461
                                                   ==============     ==============     ==============     ==============



           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A35 THROUGH A51


                                       A1


                                              SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------
      OCC              PRUDENTIAL                                AIM V.I.          T. ROWE PRICE
 ACCUMULATION             STOCK            PRUDENTIAL           GROWTH AND            EQUITY            PRUDENTIAL
 TRUST MANAGED            INDEX               VALUE               INCOME              INCOME              EQUITY
   PORTFOLIO            PORTFOLIO           PORTFOLIO              FUND              PORTFOLIO           PORTFOLIO
---------------      --------------      --------------      --------------       ---------------     -------------





$  383,315,838       $  960,925,472      $  556,580,658      $  194,235,299       $  192,404,735      $  754,891,438

             0                    0                   0                   0                    0                   0
--------------       --------------      --------------      --------------       --------------      --------------
$  383,315,838       $  960,925,472      $  556,580,658      $  194,235,299       $  192,404,735      $  754,891,438
==============       ==============      ==============      ==============       ==============      ==============


$  383,315,838       $  960,925,472      $  556,580,658      $  194,235,299       $  192,404,735      $  754,891,438
--------------       --------------      --------------      --------------       --------------      --------------
$  383,315,838       $  960,925,472      $  556,580,658      $  194,235,299       $  192,404,735      $  754,891,438
==============       ==============      ==============      ==============       ==============      ==============




           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A35 THROUGH A51

                             FINANCIAL STATEMENTS OF
            THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2000

                                                                                  SUBACCOUNTS
                                                   ------------------------------------------------------------------------
                                                                        PRUDENTIAL
                                                      PRUDENTIAL         FLEXIBLE                             JANUS ASPEN
                                                       JENNISON           MANAGED           AIM V.I.            GROWTH
                                                       PORTFOLIO         PORTFOLIO         VALUE FUND          PORTFOLIO
                                                   --------------     --------------     --------------     ---------------
ASSETS
  Investment in The Prudential Series Fund, Inc.
    Portfolios, and non-Prudential
    administered funds, at net asset value
    [Note 3] ....................................  $1,221,379,731     $   68,242,889     $  387,543,356     $  424,974,618
  Receivable from (Payable to) Pruco Life
    Insurance Company [Note 2] ..................               0                  0                  0                  0
                                                   --------------     --------------     --------------     --------------
  Net Assets ....................................  $1,221,379,731     $   68,242,889     $  387,543,356     $  424,974,618
                                                   ==============     ==============     ==============     ==============
NET ASSETS, representing:
  Equity of contract owners [Note 4] ............  $1,221,379,731     $   68,242,889     $  387,543,356     $  424,974,618
                                                   --------------     --------------     --------------     --------------
                                                   $1,221,379,731     $   68,242,889     $  387,543,356     $  424,974,618
                                                   ==============     ==============     ==============     ==============



           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A35 THROUGH A51


                                       A3

                                              SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------
                           MFS                 OCC                GLOBAL                                PRUDENTIAL
      MFS               EMERGING          ACCUMULATION         POST-VENTURE         PRUDENTIAL            NATURAL
   RESEARCH              GROWTH          TRUST SMALL CAP          CAPITAL             GLOBAL             RESOURCES
    SERIES               SERIES             PORTFOLIO            PORTFOLIO           PORTFOLIO           PORTFOLIO
---------------      ---------------    ----------------      ---------------     --------------        -------------





$  105,687,690       $  379,913,691      $  110,837,838       $  51,501,408       $  179,350,914       $  10,547,187

             0                    0                   0               4,931                    0                   0
--------------       --------------      --------------       -------------       --------------       -------------
$  105,687,690       $  379,913,691      $  110,837,838       $  51,506,339       $  179,350,914       $  10,547,187
==============       ==============      ==============       =============       ==============       =============


$  105,687,690       $  379,913,691      $  110,837,838       $  51,506,339       $  179,350,914       $  10,547,187
--------------       --------------      --------------       -------------       --------------       -------------
$  105,687,690       $  379,913,691      $  110,837,838       $  51,506,339       $  179,350,914       $  10,547,187
==============       ==============      ==============       =============       ==============       =============


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A35 THROUGH A51

                                       A4

                             FINANCIAL STATEMENTS OF
            THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2000

                                                                                  SUBACCOUNTS
                                                    ----------------------------------------------------------------------
                                                                                           PRUDENTIAL
                                                      JANUS ASPEN      T. ROWE PRICE          SMALL            AMERICAN
                                                     INTERNATIONAL     INTERNATIONAL     CAPITALIZATION         CENTURY
                                                        GROWTH             STOCK              STOCK            VP VALUE
                                                       PORTFOLIO         PORTFOLIO          PORTFOLIO            FUND
                                                    --------------    ---------------    ---------------    --------------
ASSETS
  Investment in The Prudential Series Fund, Inc.
    Portfolios, and non-Prudential
    administered funds, at net asset value
    [Note 3] ...................................   $  382,135,426     $   58,611,169     $  109,067,281     $   44,478,210
  Receivable from (Payable to) Pruco Life
    Insurance Company [Note 2] .................                0                  0                  0                  0
                                                   --------------     --------------     --------------     --------------
  Net Assets ...................................   $  382,135,426     $   58,611,169     $  109,067,281     $   44,478,210
                                                   ==============     ==============     ==============     ==============
NET ASSETS, representing:
  Equity of contract owners [Note 4] ...........   $  382,135,426     $   58,611,169     $  109,067,281     $   44,478,210
                                                   --------------     --------------     --------------     --------------
                                                   $  382,135,426     $   58,611,169     $  109,067,281     $   44,478,210
                                                   ==============     ==============     ==============     ==============





           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A35 THROUGH A51

                                       A5

                                             SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------
                                          PRUDENTIAL
                      PRUDENTIAL          DIVERSIFIED                                                  SP ALLIANCE
  FRANKLIN               20/20           CONSERVATIVE             DAVIS                                 LARGE CAP
  SMALL CAP              FOCUS              GROWTH                VALUE          PREMIER GROWTH          GROWTH
    FUND               PORTFOLIO           PORTFOLIO            PORTFOLIO           PORTFOLIO           PORTFOLIO
--------------      ---------------     --------------     ----------------      --------------       -------------





 $105,031,218       $   87,668,398      $  193,106,825      $   40,790,197       $   18,881,221       $   3,921,216

            0                    0                   0                   0                    0                   0
 ------------       --------------      --------------      --------------       --------------       -------------
 $105,031,218       $   87,668,398      $  193,106,825      $   40,790,197       $   18,881,221       $   3,921,216
 ============       ==============      ==============      ==============       ==============       =============


 $105,031,218       $   87,668,398      $  193,106,825      $   40,790,197       $   18,881,221       $   3,921,216
 ------------       --------------      --------------      --------------       --------------       -------------
 $105,031,218       $   87,668,398      $  193,106,825      $   40,790,197       $   18,881,221       $   3,921,216
 ============       ==============      ==============      ==============       ==============       =============






           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A35 THROUGH A51


                                       A6

                             FINANCIAL STATEMENTS OF
            THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2000

                                                                                  SUBACCOUNTS
                                                     ---------------------------------------------------------------------
                                                                                           SP INVESCO
                                                       SP DAVIS        SP SMALL/MID       SMALL COMPANY        SP PIMCO
                                                         VALUE           CAP VALUE           GROWTH          TOTAL RETURN
                                                       PORTFOLIO         PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                     -------------     ------------       -------------      -------------
ASSETS
  Investment in The Prudential Series Fund, Inc.
    Portfolios, and non-Prudential
    administered funds, at net asset value
    [Note 3] ....................................    $  8,509,529       $  2,469,219       $  1,271,276       $  3,395,788
  Receivable from (Payable to) Pruco Life
    Insurance Company [Note 2] ..................               0                  0                  0                  0
                                                     ------------       ------------       ------------       ------------
  Net Assets ....................................    $  8,509,529       $  2,469,219       $  1,271,276       $  3,395,788
                                                     ============       ============       ============       ============
NET ASSETS, representing:
  Equity of contract owners [Note 4] ............    $  8,509,529       $  2,469,219       $  1,271,276       $  3,395,788
                                                     ------------       ------------       ------------       ------------
                                                     $  8,509,529       $  2,469,219       $  1,271,276       $  3,395,788
                                                     ============       ============       ============       ============




           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A35 THROUGH A51


                                       A7

                                            SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------
                                                                                                     SP STRATEGIC
                     JANUS ASPEN                                                                       PARTNERS
 SP PIMCO              GROWTH             SP LARGE           SP AIM GROWTH      SP MFS CAPITAL          FOCUSED
HIGH YIELD         SERVICE SHARES         CAP VALUE           AND INCOME         OPPORTUNITIES          GROWTH
 PORTFOLIO            PORTFOLIO           PORTFOLIO            PORTFOLIO           PORTFOLIO           PORTFOLIO
-----------        --------------        --------------      -------------      ---------------      -------------





$  1,547,217         $  3,138,110        $  1,255,781        $  2,204,631         $  1,965,180        $  1,878,311

           0                    0                   0                   0                    0                   0
------------         ------------        ------------        ------------         ------------        ------------
$  1,547,217         $  3,138,110        $  1,255,781        $  2,204,631         $  1,965,180        $  1,878,311
============         ============        ============        ============         ============        ============



$  1,547,217         $  3,138,110        $  1,255,781        $  2,204,631         $  1,965,180        $  1,878,311
------------         ------------        ------------        ------------         ------------        ------------
$  1,547,217         $  3,138,110        $  1,255,781        $  2,204,631         $  1,965,180        $  1,878,311
============         ============        ============        ============         ============        ============





           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A35 THROUGH A51


                                       A8

                             FINANCIAL STATEMENTS OF
            THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2000

                                                                                  SUBACCOUNTS
                                                     ---------------------------------------------------------------------
                                                        SP MFS                               SP AIM
                                                        MID CAP     SP PRUDENTIAL U.S.     AGGRESSIVE         SP ALLIANCE
                                                        GROWTH        EMERGING GROWTH        GROWTH           TECHNOLOGY
                                                       PORTFOLIO         PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                     -------------  ------------------    ------------        -------------
ASSETS
  Investment in The Prudential Series Fund, Inc.
    Portfolios, and non-Prudential
    administered funds, at net asset value
    [Note 3] .....................................   $  3,168,000       $  3,337,815       $  1,740,725       $  4,185,938
  Receivable from (Payable to) Pruco Life
    Insurance Company [Note 2] ...................              0                  0                  0                  0
                                                     ------------       ------------       ------------       ------------
  Net Assets .....................................   $  3,168,000       $  3,337,815       $  1,740,725       $  4,185,938
                                                     ============       =============      ============       ============
NET ASSETS, representing:
  Equity of contract owners [Note 4] .............   $  3,168,000       $  3,337,815       $  1,740,725       $  4,185,938
                                                     ------------       ------------       ------------       ------------
                                                     $  3,168,000       $  3,337,815       $  1,740,725       $  4,185,938
                                                     ============       =============      ============       ============




           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A35 THROUGH A51


                                       A9

                                               SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------
                                                                SP AGGRESSIVE        SP JENNISON         SP DEUTSCHE
 SP CONSERVATIVE        SP BALANCED          SP GROWTH          GROWTH ASSET        INTERNATIONAL       INTERNATIONAL
ASSET ALLOCATION     ASSET ALLOCATION    ASSET ALLOCATION        ALLOCATION            GROWTH              EQUITY
    PORTFOLIO            PORTFOLIO           PORTFOLIO            PORTFOLIO           PORTFOLIO           PORTFOLIO
----------------     ----------------    -----------------      -------------       -------------       -------------





   $  1,807,756         $  3,627,334        $  3,839,757        $  1,971,314         $  2,384,912        $  2,125,317

        (14,656)             (30,758)            (26,766)            (11,354)                   0                   0
   ------------         ------------        ------------        ------------         ------------        ------------
   $  1,793,100         $  3,596,576        $  3,812,991        $  1,959,960         $  2,384,912        $  2,125,317
   ============         ============        ============        ============         ============        ============



   $  1,793,100         $  3,596,576        $  3,812,991        $  1,959,960         $  2,384,912        $  2,125,317
   ------------         ------------        ------------        ------------         ------------        ------------
   $  1,793,100         $  3,596,576        $  3,812,991        $  1,959,960         $  2,384,912        $  2,125,317
   ============         ============        ============        ============         ============        ============






           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A35 THROUGH A51


                                      A10

                             FINANCIAL STATEMENTS OF

            THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
For the period ended December 31, 2000

                                                                                  SUBACCOUNTS
                                                  --------------------------------------------------------------------------
                                                      PRUDENTIAL        PRUDENTIAL         PRUDENTIAL         PRUDENTIAL
                                                         MONEY          DIVERSIFIED        HIGH YIELD        CONSERVATIVE
                                                        MARKET             BOND               BOND             BALANCED
                                                       PORTFOLIO         PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                  -----------------   ----------------   ----------------   ----------------


INVESTMENT INCOME
  Dividend Income ..............................   $    20,435,221    $    35,289,831    $    41,273,664    $     4,543,555
                                                   ---------------    ---------------    ---------------    ---------------

EXPENSES
  Charges to contract owners for assuming
    mortality risk and expense risk and for
    administration [Notes 5A and 5B] ...........         4,716,157          7,874,681          4,953,234          1,763,843
                                                   ---------------    ---------------    ---------------    ---------------
NET INVESTMENT INCOME (LOSS) ...................        15,719,064         27,415,150         36,320,430          2,779,712
                                                   ---------------    ---------------    ---------------    ---------------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
  Capital gains distributions received .........                 0             71,235                  0            888,797
  Realized gain (loss) on shares redeemed ......                 0            (79,659)        (4,532,857)          (814,579)
  Net change in unrealized gain (loss)
    on investments .............................                 0         17,729,624        (65,288,529)        (5,117,470)
                                                   ---------------    ---------------    ---------------    ---------------

NET GAIN (LOSS) ON INVESTMENTS .................                 0         17,721,200        (69,821,386)        (5,043,252)
                                                   ---------------    ---------------    ---------------    ---------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS ...................................   $    15,719,064    $    45,136,350    $   (33,500,956)   $    (2,263,540)
                                                   ===============    ===============    ===============    ===============


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A35 THROUGH A51


                                      A11

                                               SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------
      OCC              PRUDENTIAL                                AIM V.I.          T. ROWE PRICE
 ACCUMULATION             STOCK            PRUDENTIAL             GROWTH              EQUITY            PRUDENTIAL
 TRUST MANAGED            INDEX               VALUE                 AND               INCOME              EQUITY
   PORTFOLIO            PORTFOLIO           PORTFOLIO           INCOME FUND          PORTFOLIO           PORTFOLIO
----------------    ---------------     ----------------     ---------------     ----------------     ---------------
$     5,623,401     $     8,885,892     $     11,659,777     $       269,556     $      3,539,855     $    14,132,262
---------------     ---------------     ----------------     ---------------     ----------------     ---------------




      5,333,428          14,345,021            7,119,411           3,005,051            2,480,173          10,391,529
---------------     ---------------     ----------------     ---------------     ----------------     ---------------
        289,973          (5,459,129)           4,540,366          (2,735,495)           1,059,682           3,740,733
---------------     ---------------     ----------------     ---------------     ----------------     ---------------




     31,400,575          33,661,025           38,749,966           5,808,033           10,686,788         122,697,970
     (4,555,688)          8,048,034          (10,335,618)          1,737,238             (420,484)         (6,772,971)

        (59,704)       (145,213,836)          34,673,315         (40,888,422)           8,061,004        (106,267,604)
---------------     ---------------     ----------------     ---------------     ----------------     ---------------
     26,785,183        (103,504,777)          63,087,663         (33,343,151)          18,327,308           9,657,395
---------------     ---------------     ----------------     ---------------     ----------------     ---------------



$    27,075,156     $  (108,963,906)    $     67,628,029       $ (36,078,646)    $     19,386,990     $    13,398,128
===============     ===============     ================       ===============   ================     ===============






           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A35 THROUGH A51


                                      A12

                             FINANCIAL STATEMENTS OF

            THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
For the period ended December 31, 2000


                                                                                  SUBACCOUNTS
                                                   ------------------------------------------------------------------------
                                                                        PRUDENTIAL
                                                      PRUDENTIAL         FLEXIBLE                             JANUS ASPEN
                                                       JENNISON           MANAGED           AIM V.I.            GROWTH
                                                       PORTFOLIO         PORTFOLIO         VALUE FUND          PORTFOLIO
                                                   ----------------   --------------     ---------------    ---------------
INVESTMENT INCOME
  Dividend Income ..............................   $       889,966    $     2,650,540    $       491,767    $    11,364,018
                                                   ---------------    ---------------    ---------------    ---------------
EXPENSES
  Charges to contract owners for assuming
    mortality risk and expense risk and for
    administration [Notes 5A and 5B] ...........        19,322,069          1,050,622          5,628,128          6,374,391
                                                   ---------------    ---------------    ---------------    ---------------
NET INVESTMENT INCOME (LOSS) ...................       (18,432,103)         1,599,918         (5,136,361)         4,989,627
                                                   ---------------    ---------------    ---------------    ---------------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
  Capital gains distributions received .........       173,873,542          1,094,672         17,131,932         26,755,301
  Realized gain (loss) on shares redeemed ......         3,806,662           (866,335)           183,202            559,791
  Net change in unrealized gain (loss)
    on investments .............................      (443,618,818)        (3,969,570)       (84,371,493)      (113,896,064)
                                                   ---------------    ---------------    ---------------    ---------------
NET GAIN (LOSS) ON INVESTMENTS .................      (265,938,614)        (3,741,233)       (67,056,359)       (86,580,972)
                                                   ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS ...................................   $  (284,370,717)   $    (2,141,315)   $   (72,192,720)   $   (81,591,345)
                                                   ===============    ===============    ===============    ===============




           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A35 THROUGH A51


                                      A13

                                                SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------
                           MFS                 OCC                GLOBAL                                PRUDENTIAL
      MFS               EMERGING          ACCUMULATION         POST-VENTURE         PRUDENTIAL            NATURAL
   RESEARCH              GROWTH          TRUST SMALL CAP          CAPITAL             GLOBAL             RESOURCES
    SERIES               SERIES             PORTFOLIO            PORTFOLIO           PORTFOLIO           PORTFOLIO
---------------     ---------------     ----------------     ---------------     ----------------     ---------------
$        41,553     $             0     $        485,866     $             0     $      1,448,078     $       122,657
---------------     ---------------     ----------------     ---------------     ----------------     ---------------



      1,571,300           5,919,630            1,198,800             784,874            2,730,212             119,324
---------------     ---------------     ----------------     ---------------     ----------------     ---------------
     (1,529,747)         (5,919,630)            (712,934)           (784,874)          (1,282,134)              3,333
---------------     ---------------     ----------------     ---------------     ----------------     ---------------




      7,132,493          23,096,744                    0           6,569,101           12,520,651                   0
      1,434,660           5,789,623             (106,530)            596,776              905,613              72,149

    (14,234,567)       (123,012,118)          32,793,635         (20,625,843)         (53,353,907)          2,654,828
---------------     ---------------     ----------------     ---------------     ----------------     ---------------
     (5,667,414)        (94,125,751)          32,687,105         (13,459,966)         (39,927,643)          2,726,977
---------------     ---------------     ----------------     ---------------     ----------------     ---------------


$    (7,197,161)    $  (100,045,381)    $     31,974,171     $   (14,244,840)    $    (41,209,777)    $     2,730,310
===============     ===============     ================     ===============     ================     ===============







           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A35 THROUGH A51


                                      A14

                             FINANCIAL STATEMENTS OF

            THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
For the period ended December 31, 2000

                                                                                  SUBACCOUNTS
                                                   ------------------------------------------------------------------------
                                                                                           PRUDENTIAL
                                                      JANUS ASPEN      T. ROWE PRICE          SMALL
                                                     INTERNATIONAL     INTERNATIONAL     CAPITALIZATION        AMERICAN
                                                        GROWTH             STOCK              STOCK             CENTURY
                                                       PORTFOLIO         PORTFOLIO          PORTFOLIO        VP VALUE FUND
                                                   ---------------    ---------------    ---------------    ---------------

INVESTMENT INCOME
  Dividend Income ...............................  $     7,245,919    $       377,240    $       471,889    $       396,307
                                                   ---------------    ---------------    ---------------    ---------------
EXPENSES
  Charges to contract owners for assuming
    mortality and expense risk and for
    administration [Notes 5A and 5B] ............        5,901,392            856,453          1,275,226            486,249
                                                   ---------------    ---------------    ---------------    ---------------
NET INVESTMENT INCOME (LOSS) ....................        1,344,527           (479,213)          (803,337)           (89,942)
                                                   ---------------    ---------------    ---------------    ---------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
  Capital gains distributions received ..........       14,344,761          1,810,753          4,739,866          1,014,079
  Realized gain (loss) on shares redeemed .......        8,450,812          4,328,623            606,053           (435,614)
  Net change in unrealized gain (loss)
    on investments ..............................     (109,713,347)       (18,123,646)         5,286,962          6,104,951
                                                   ---------------    ---------------    ---------------    ---------------

NET GAIN (LOSS) ON INVESTMENTS ..................      (86,917,774)       (11,984,270)        10,632,881          6,683,416
                                                   ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS ....................................  $   (85,573,247)   $   (12,463,483)   $     9,829,544    $     6,593,474
                                                   ===============    ===============    ===============    ===============






           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A35 THROUGH A51


                                      A15


                                                  SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------
                                           PRUDENTIAL
                       PRUDENTIAL          DIVERSIFIED                                                  SP ALLIANCE
   FRANKLIN               20/20           CONSERVATIVE             DAVIS                                 LARGE CAP
   SMALL CAP              FOCUS              GROWTH                VALUE          PREMIER GROWTH          GROWTH
     FUND               PORTFOLIO           PORTFOLIO           PORTFOLIO*          PORTFOLIO*          PORTFOLIO**
----------------    ---------------     ----------------     ---------------     ----------------     ---------------
$       402,479     $       378,181     $      7,742,786     $       117,378     $              0     $         2,370
----------------    ---------------     ----------------     ---------------     ----------------     ---------------




      1,293,851           1,149,464            2,206,566             185,051              112,387               7,104
----------------    ---------------     ----------------     ---------------     ----------------     ---------------
       (891,372)           (771,283)           5,536,220             (67,673)            (112,387)             (4,734)
----------------    ---------------     ----------------     ---------------     ----------------     ---------------



      1,178,735           1,372,841            2,071,351             348,636              190,058                   0
       (405,246)            113,249               58,259              (1,497)             (24,883)             (5,481)

    (24,503,607)         (5,797,257)          (4,066,739)             65,710           (3,799,627)           (184,905)
----------------    ---------------     ----------------     ---------------     ----------------     ---------------

    (23,730,118)         (4,311,167)          (1,937,129)            412,849           (3,634,452)           (190,386)
----------------    ---------------     ----------------     ---------------     ----------------     ---------------



$   (24,621,490)    $    (5,082,450)    $      3,599,091     $       345,176     $     (3,746,839)    $      (195,120)
===============     ===============     ================     ===============     ================     ===============


 * Became available on May 1, 2000

** Became available on September 22, 2000


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A35 THROUGH A51


                                      A16

                             FINANCIAL STATEMENTS OF

            THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
For the period ended December 31, 2000


                                                                                  SUBACCOUNTS
                                                   ------------------------------------------------------------------------
                                                                                           SP INVESCO
                                                       SP DAVIS        SP SMALL/MID       SMALL COMPANY        SP PIMCO
                                                         VALUE           CAP VALUE           GROWTH          TOTAL RETURN
                                                      PORTFOLIO**       PORTFOLIO**        PORTFOLIO**        PORTFOLIO**
                                                   ---------------    ---------------    ---------------    ---------------
INVESTMENT INCOME
  Dividend Income ..............................   $        13,680    $           551    $             0    $        28,874
                                                   ---------------    ---------------    ---------------    ---------------

EXPENSES
  Charges to contract owners for assuming
    mortality risk and expense risk and for
    administration [Notes 5A and 5B] ...........            15,122              3,962              2,167              5,607
                                                   ---------------    ---------------    ---------------    ---------------
NET INVESTMENT INCOME (LOSS) ...................            (1,442)            (3,411)            (2,167)            23,267
                                                   ---------------    ---------------    ---------------    ---------------


NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
  Capital gains distributions received .........                 0                  0                  0              3,072
  Realized gain (loss) on shares redeemed ......            (2,090)             1,100             (2,807)             2,095
  Net change in unrealized gain (loss)
    on investments .............................           278,601            175,699            (48,891)            46,734
                                                   ---------------    ---------------    ---------------    ---------------

NET GAIN (LOSS) ON INVESTMENTS .................           276,511            176,799            (51,698)            51,901
                                                   ---------------    ---------------    ---------------    ---------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS ...................................   $       275,069    $       173,388    $       (53,865)   $        75,168
                                                   ===============    ===============    ===============    ===============

** Became available on September 22, 2000






           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A35 THROUGH A51


                                      A17


                                                  SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------
                       JANUS ASPEN                                                                     SP STRATEGIC
   SP PIMCO              GROWTH             SP LARGE           SP AIM GROWTH      SP MFS CAPITAL          PARTNERS
  HIGH YIELD         SERVICE SHARES         CAP VALUE           AND INCOME         OPPORTUNITIES      FOCUSED GROWTH
  PORTFOLIO**          PORTFOLIO**         PORTFOLIO**          PORTFOLIO**         PORTFOLIO**         PORTFOLIO**
---------------     ---------------     ----------------     ---------------     ----------------     ---------------
$        22,759     $             0     $          4,372     $         1,297     $          1,949     $           751
---------------     ---------------     ----------------     ---------------     ----------------     ---------------




          2,708               6,779                2,226               3,679                3,466               4,159
---------------     ---------------     ----------------     ---------------     ----------------     ---------------
         20,051              (6,779)               2,146              (2,382)              (1,517)             (3,408)
---------------     ---------------     ----------------     ---------------     ----------------     ---------------




          1,895                   0                    0                   0                    0                   0
           (350)             (3,834)                 240             (10,172)              (5,366)             (1,929)

          3,418            (301,277)              44,003             (97,386)             (28,678)           (175,277)
---------------     ---------------     ----------------     ---------------     ----------------     ---------------

          4,963            (305,111)              44,243            (107,558)             (34,044)           (177,206)
---------------     ---------------     ----------------     ---------------     ----------------     ---------------



$        25,014     $      (311,890)    $         46,389     $      (109,940)    $        (35,561)    $      (180,614)
===============     ===============     ================     ===============     ================     ===============

      ** Became available on September 22, 2000








           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A35 THROUGH A51


                                      A18

                             FINANCIAL STATEMENTS OF

            THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
For the period ended December 31, 2000


                                                                                  SUBACCOUNTS
                                                   ------------------------------------------------------------------------
                                                                                             SP AIM
                                                    SP MFS MID CAP  SP PRUDENTIAL U.S.     AGGRESSIVE         SP ALLIANCE
                                                        GROWTH        EMERGING GROWTH        GROWTH           TECHNOLOGY
                                                      PORTFOLIO**       PORTFOLIO**        PORTFOLIO**        PORTFOLIO**
                                                   ---------------  ------------------     -----------       --------------
INVESTMENT INCOME
  Dividend Income                                  $         5,430    $         2,956    $             0    $         4,438
                                                   ---------------    ---------------    ---------------    ---------------

EXPENSES
  Charges to contract owners for assuming
    mortality risk and expense risk and for
    administration [Notes 5A and 5B] .........               6,159              6,425              3,608              9,413
                                                   ---------------    ---------------    ---------------    ---------------
NET INVESTMENT INCOME (LOSS) .................                (729)            (3,469)            (3,608)            (4,975)
                                                   ---------------    ---------------    ---------------    ---------------


NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
  Capital gains distributions received .......              18,931                  0                  0                  0
  Realized gain (loss) on shares redeemed ....              (1,053)            (9,835)            (1,866)            (2,381)
  Net change in unrealized gain (loss)
    on investments ...........................            (109,015)          (195,783)          (110,592)          (506,791)
                                                   ---------------    ---------------    ---------------    ---------------


NET GAIN (LOSS) ON INVESTMENTS ...............             (91,137)          (205,618)          (112,458)          (509,172)
                                                   ---------------    ---------------    ---------------    ---------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS .................................     $       (91,866)   $      (209,087)   $      (116,066)   $      (514,147)
                                                   ===============    ===============    ===============    ===============

** Became available on September 22, 2000






           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A35 THROUGH A51


                                      A19

                                                SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------
                                                             SP AGGRESSIVE        SP JENNISON         SP DEUTSCHE
  SP CONSERVATIVE        SP BALANCED          SP GROWTH      GROWTH ASSET        INTERNATIONAL       INTERNATIONAL
 ASSET ALLOCATION     ASSET ALLOCATION    ASSET ALLOCATION    ALLOCATION            GROWTH              EQUITY
    PORTFOLIO**          PORTFOLIO**         PORTFOLIO**      PORTFOLIO**         PORTFOLIO**         PORTFOLIO**
-----------------     ----------------    ----------------   ------------        --------------      --------------
$        14,138     $        15,050     $          9,978     $           876     $              0     $             0
---------------     ---------------     ----------------     ---------------     ----------------     ---------------


          2,640               4,919                7,091               3,926                4,533               3,525
---------------     ---------------     ----------------     ---------------     ----------------     ---------------
         11,498              10,131                2,887              (3,050)              (4,533)             (3,525)
---------------     ---------------     ----------------     ---------------     ----------------     ---------------





              7                   0                    0                   0                    0                   0
            118              (1,853)              (4,166)             (1,939)              (6,432)               (886)

         29,149              45,017               24,145             (14,004)             (82,421)             47,645
---------------     ---------------     ----------------     ---------------     ----------------     ---------------


         29,274              43,164               19,979             (15,943)             (88,853)             46,759
---------------     ---------------     ----------------     ---------------     ----------------     ---------------




$        40,772     $        53,295     $         22,866     $       (18,993)    $        (93,386)    $        43,234
===============     ===============     ================     ===============     ================     ===============

      ** Became available on September 22, 2000




           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A35 THROUGH A51


                                      A20

                             FINANCIAL STATEMENTS OF
            THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2000 and 1999

                                                                                            SUBACCOUNTS
                                                               ---------------------------------------------------------------------
                                                                             PRUDENTIAL                      PRUDENTIAL
                                                                            MONEY MARKET                  DIVERSIFIED BOND
                                                                              PORTFOLIO                       PORTFOLIO
                                                               -------------------------------      ---------------------------
                                                                    01/01/2000      01/01/1999      01/01/2000      01/01/1999
                                                                        TO              TO              TO              TO
                                                                    12/31/2000      12/31/1999      12/31/2000      12/31/1999
                                                               ----------------    -----------      -----------    ------------
OPERATIONS
  Net Investment income (loss) ..............................     $  15,719,064   $  10,917,355   $  27,415,150    $ (6,984,293)
  Capital gains distributions received ......................                 0               0          71,235       1,285,540
  Realized gain (loss) on shares redeemed ...................                 0               0         (79,659)       (217,332)
  Net change in unrealized gain (loss) on investments .......                 0               0      17,729,624      (4,059,603)
                                                                  -------------   -------------   -------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS .................................        15,719,064      10,917,355      45,136,350      (9,975,688)
                                                                  -------------   -------------   -------------    ------------
ANNUITY PAYMENTS AND
  OTHER OPERATING TRANSFERS
  Contract Owner Net Payments ...............................       153,660,542     272,372,341      62,600,727     277,727,914
  Surrenders, Withdrawals, and Death Benefits ...............       (68,041,918)    (42,335,727)    (54,535,154)    (36,944,522)
  Net Transfers From (To) Other Subaccounts
    or Fixed Rate Options ...................................      (163,097,020)    (71,873,867)    (38,371,765)    (26,698,441)
  Withdrawal Charge .........................................           (70,786)       (183,933)       (167,065)       (242,247)
                                                                  -------------   -------------   -------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM ANNUITY PAYMENTS
  AND OTHER OPERATING TRANSFERS .............................       (77,549,182)    157,978,814     (30,473,257)    213,842,704
                                                                  -------------   -------------   -------------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .....................       (61,830,118)    168,896,169      14,663,093     203,867,016

NET ASSETS
  Beginning of period .......................................       409,517,164     240,620,995     571,573,815     367,706,799
                                                                  -------------   -------------   -------------    ------------
  End of period .............................................     $ 347,687,046   $ 409,517,164   $ 586,236,908    $571,573,815
                                                                  =============   =============   =============    ============






           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A35 THROUGH A51

                                      A21

                                                        SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
           PRUDENTIAL                      PRUDENTIAL                   OCC ACCUMULATION                   PRUDENTIAL
         HIGH YIELD BOND              CONSERVATIVE BALANCED               TRUST MANAGED                    STOCK INDEX
            PORTFOLIO                       PORTFOLIO                       PORTFOLIO                       PORTFOLIO
  --------------------------      --------------------------     ---------------------------      ---------------------------
  01/01/2000      01/01/1999      01/01/2000      01/01/1999      01/01/2000      01/01/1999      01/01/2000     01/01/1999
      TO              TO              TO              TO              TO              TO              TO             TO
  12/31/2000      12/31/1999      12/31/2000      12/31/1999      12/31/2000      12/31/1999      12/31/2000     12/31/1999
  ----------      ----------      ----------      ----------     -----------      ----------      ----------     ------------

$  36,320,430   $  (3,951,259)  $   2,779,712    $  3,842,037   $     289,973   $     (28,302)  $ (5,459,129)  $   (2,089,727)
            0               0         888,797         816,156      31,400,575      13,670,677      33,661,025      11,127,890
   (4,532,857)     (1,335,323)       (814,579)       (619,104)     (4,555,688)        897,961       8,048,034       1,703,966
  (65,288,529)     15,367,189      (5,117,470)      3,254,707         (59,704)        324,829    (145,213,836)    130,084,476
-------------   -------------   -------------    ------------   -------------   -------------   -------------  --------------

  (33,500,956)     10,080,607      (2,263,540)      7,293,796      27,075,156      14,865,165    (108,963,906)    140,826,605
-------------   -------------   -------------    ------------   -------------   -------------   -------------  --------------


   45,032,633     129,036,884         713,130       2,749,177      17,930,826     112,391,697     131,333,236     321,599,131
  (34,862,047)    (30,777,962)    (14,807,076)    (12,711,572)    (41,018,598)    (36,218,849)    (82,327,308)    (47,411,223)

  (33,472,198)    (29,441,596)     (8,657,119)     (3,328,082)    (66,665,825)    (50,061,353)      3,794,081      37,359,865
     (102,153)       (389,559)              0             (12)       (148,554)       (436,907)       (272,920)       (260,561)
-------------   -------------   -------------    ------------   -------------   -------------   -------------  --------------


  (23,403,765)     68,427,767     (22,751,065)    (13,290,489)    (89,902,151)     25,674,588      52,527,089     311,287,212
-------------   -------------   -------------    ------------   -------------   -------------   -------------  --------------
  (56,904,721)     78,508,374     (25,014,605)     (5,996,693)    (62,826,995)     40,539,753     (56,436,817)    452,113,817


  381,208,372     302,699,998     140,428,066     146,424,759     446,142,833     405,603,080   1,017,362,289     565,248,472
-------------   -------------   -------------    ------------   -------------   -------------   -------------  --------------
$ 324,303,651   $ 381,208,372   $ 115,413,461    $140,428,066   $ 383,315,838   $ 446,142,833   $ 960,925,472  $1,017,362,289
=============   =============   =============    ============   =============   =============   =============  ==============









           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A35 THROUGH A51


                                      A22

                             FINANCIAL STATEMENTS OF
            THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS For
the periods ended December 31, 2000 and 1999

                                                                                            SUBACCOUNTS
                                                                   -----------------------------------------------------------------
                                                                             PRUDENTIAL                       AIM V.I.
                                                                                VALUE                     GROWTH AND INCOME
                                                                              PORTFOLIO                         FUND
                                                                   ---------------------------     ---------------------------
                                                                    01/01/2000      01/01/1999      01/01/2000      01/01/1999
                                                                        TO              TO              TO              TO
                                                                    12/31/2000      12/31/1999      12/31/2000      12/31/1999
                                                                   ------------    -----------     ------------    -----------

OPERATIONS
  Net Investment income (loss) ................................    $  4,540,366    $  4,901,707    $ (2,735,495)   $   (944,313)
  Capital gains distributions received ........................      38,749,966      60,578,751       5,808,033         679,249
  Realized gain (loss) on shares redeemed .....................     (10,335,618)     (1,995,011)      1,737,238         261,097
  Net change in unrealized gain (loss) on investments .........      34,673,315     (13,812,667)    (40,888,422)     43,708,751
                                                                   ------------    ------------    ------------    ------------
NET  INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ...................................      67,628,029      49,672,780    (36,078,646)      43,704,784
                                                                   ------------    ------------    ------------    ------------
ANNUITY PAYMENTS AND
  OTHER OPERATING TRANSFERS
  Contract Owner Net Payments .................................      37,699,493     115,693,987      37,851,305      63,862,790
  Surrenders, Withdrawals, and Death Benefits .................     (48,646,429)    (36,847,150)    (17,525,620)     (9,606,456)
  Net Transfers From (To) Other Subaccounts
    or Fixed Rate Options .....................................     (52,601,521)    (43,263,785)      9,747,249       6,136,356
  Withdrawal Charge ...........................................        (153,059)       (356,713)        (50,831)        (31,826)
                                                                   ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM ANNUITY PAYMENTS
  AND OTHER OPERATING TRANSFERS ...............................     (63,701,516)     35,226,339      30,022,103      60,360,864
                                                                   ------------    ------------    ------------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .......................       3,926,513      84,899,119      (6,056,543)    104,065,648

NET ASSETS
  Beginning of period .........................................     552,654,145     467,755,026     200,291,842      96,226,194
                                                                   ------------    ------------    ------------    ------------
  End of period ...............................................    $556,580,658    $552,654,145    $194,235,299    $200,291,842
                                                                   ============    ============    ============    ============




           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A35 THROUGH A51


                                      A23

                                                   SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------------
              T. ROWE PRICE                    PRUDENTIAL                      PRUDENTIAL                      PRUDENTIAL
              EQUITY INCOME                      EQUITY                         JENNISON                    FLEXIBLE MANAGED
                PORTFOLIO                       PORTFOLIO                       PORTFOLIO                       PORTFOLIO
      --------------------------      -------------------------       --------------------------      --------------------------
      01/01/2000      01/01/1999      01/01/2000      01/01/1999      01/01/2000      01/01/1999      01/01/2000      01/01/1999
          TO              TO              TO              TO              TO              TO              TO              TO
      12/31/2000      12/31/1999      12/31/2000      12/31/1999      12/31/2000      12/31/1999      12/31/2000      12/31/1999
      ------------    ----------      ----------      ----------      -----------     ----------      ----------      ----------


   $    1,059,682    $    959,254    $  3,740,733    $  2,422,155  $  (18,432,103) $   (9,718,126) $    1,599,918  $   (1,217,732)
       10,686,788       8,086,306     122,697,970      89,969,855     173,873,542      47,725,828       1,094,672       1,016,234
         (420,484)        380,940      (6,772,971)        856,311       3,806,662       3,182,966        (866,335)       (862,128)
        8,061,004      (6,757,908)   (106,267,604)    (24,789,617)   (443,618,818)    263,864,400      (3,969,570)      6,409,910
   --------------    ------------    ------------    ------------  --------------  --------------  --------------  --------------

       19,386,990       2,668,592      13,398,128      68,458,704    (284,370,717)    305,055,068      (2,141,315)      5,346,284
   --------------    ------------    ------------    ------------  --------------  --------------  --------------  --------------


       16,025,545      47,231,184      71,634,204     204,643,213     257,625,433     372,109,655         653,616       1,399,814
      (15,596,288)    (11,063,140)    (65,554,281)    (45,524,510)   (101,933,349)    (49,014,642)     (8,527,355)     (7,168,048)

      (16,636,473)     (7,280,014)    (51,369,864)    (28,913,363)    134,823,793      92,106,617      (6,967,345)     (4,980,225)
          (51,566)        (73,056)       (202,487)       (324,391)       (343,698)       (327,147)              0             (13)
   --------------    ------------    ------------    ------------  --------------  --------------  --------------  --------------


      (16,258,782)     28,814,974     (45,492,428)    129,880,949     290,172,179     414,873,483     (14,841,084)    (10,748,472)
   --------------    ------------    ------------    ------------  --------------  --------------  --------------  --------------
        3,128,208      31,483,566     (32,094,300)    198,339,653       5,801,462     719,929,551     (16,982,399)     (5,402,188)


      189,276,527     157,792,961     786,985,738     588,646,085   1,215,578,269     495,648,718      85,225,288      90,627,476
   --------------    ------------    ------------    ------------  --------------  --------------  --------------  --------------
   $  192,404,735    $189,276,527    $754,891,438    $786,985,738  $1,221,379,731  $1,215,578,269  $   68,242,889  $   85,225,288
   ==============    ============    ============    ============  ==============  ==============  ==============  ==============






           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A35 THROUGH A51


                                      A24

                             FINANCIAL STATEMENTS OF
            THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2000 and 1999


                                                                                            SUBACCOUNTS
                                                                    ----------------------------------------------------------
                                                                                                                JANUS
                                                                              AIM V.I.                      ASPEN GROWTH
                                                                             VALUE FUND                       PORTFOLIO
                                                                    --------------------------     ---------------------------
                                                                    01/01/2000      01/01/1999      01/01/2000      01/01/1999
                                                                        TO              TO              TO              TO
                                                                    12/31/2000      12/31/1999      12/31/2000      12/31/1999
                                                                    ----------      ----------     -----------      ----------
OPERATIONS
  Net Investment income (loss) .................................   $ (5,136,361)   $ (2,139,467)   $  4,989,627    $ (2,418,311)
  Capital gains distributions received .........................     17,131,932       4,672,141      26,755,301       1,086,014
  Realized gain (loss) on shares redeemed ......................        183,202         139,822         559,791         163,612
  Net change in unrealized gain (loss) on investments ..........    (84,371,493)     56,483,118    (113,896,064)     87,382,804
                                                                   ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ....................................    (72,192,720)     59,155,614     (81,591,345)     86,214,119
                                                                   ------------    ------------    ------------    ------------
ANNUITY PAYMENTS AND
  OTHER OPERATING TRANSFERS
  Contract Owner Net Payments ..................................    100,830,088     143,043,185     112,679,511     132,338,514
  Surrenders, Withdrawals, and Death Benefits ..................    (27,070,471)    (12,933,293)    (32,271,518)    (14,142,704)
  Net Transfers From (To) Other Subaccounts
    or Fixed Rate Options ......................................     43,719,694      35,258,086      62,237,027      44,810,730
  Withdrawal Charge ............................................        (85,013)        (55,983)        (99,568)        (57,856)
                                                                   ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM ANNUITY PAYMENTS
  AND OTHER OPERATING TRANSFERS ................................    117,394,298     165,311,995     142,545,452     162,948,684
                                                                   ------------    ------------    ------------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ........................     45,201,578     224,467,609      60,954,107     249,162,803

NET ASSETS
  Beginning of period ..........................................    342,341,778     117,874,169     364,020,511     114,857,708
                                                                   ------------    ------------    ------------    ------------
  End of period ................................................   $387,543,356    $342,341,778    $424,974,618    $364,020,511
                                                                   ============    ============    ============    ============




           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A35 THROUGH A51


                                      A25

                                                   SUBACCOUNTS (CONTINUED)
   --------------------------------------------------------------------------------------------------------------------------
                MFS                        MFS EMERGING                  OCC ACCUMULATION                     GLOBAL
             RESEARCH                         GROWTH                      TRUST SMALL CAP              POST-VENTURE CAPITAL
              SERIES                          SERIES                         PORTFOLIO                       PORTFOLIO
   --------------------------      --------------------------      ---------------------------     --------------------------
   01/01/2000      01/01/1999      01/01/2000      01/01/1999      01/01/2000      01/01/1999      01/01/2000      01/01/1999
       TO              TO              TO              TO              TO              TO              TO              TO
   12/31/2000      12/31/1999      12/31/2000      12/31/1999      12/31/2000      12/31/1999      12/31/2000      12/31/1999
   ----------      ----------      ----------      ----------      ----------      -----------     ----------      ----------

$   (1,529,747)   $ (1,044,766)   $ (5,919,630)   $ (3,014,243) $     (712,934) $     (574,096) $     (784,874) $     (351,026)
     7,132,493         888,428      23,096,744               0               0               0       6,569,101               0
     1,434,660         916,660       5,789,623       1,054,720        (106,530)       (779,717)        596,776         228,993
   (14,234,567)     18,501,505    (123,012,118)    156,194,947      32,793,635      (1,154,571)    (20,625,843)     15,136,721
--------------    ------------    ------------    ------------  --------------  --------------  --------------  --------------

    (7,197,161)     19,261,827    (100,045,381)    154,235,424      31,974,171      (2,508,384)    (14,244,840)     15,014,688
--------------    ------------    ------------    ------------  --------------  --------------  --------------  --------------


    12,789,899      19,128,059      83,639,834      79,496,716       7,548,816      14,475,643      15,835,128       7,384,487
    (9,521,741)     (4,803,341)    (31,311,797)    (13,508,434)     (7,136,711)     (5,403,265)     (4,348,306)     (1,361,901)
     2,994,395      (1,734,031)     49,822,913      10,085,471         640,476      (6,539,646)     13,135,492        (924,117)
       (27,001)        (43,356)        (99,879)       (109,040)        (26,137)        (26,239)        (11,685)         (7,136)
--------------    ------------    ------------    ------------  --------------  --------------  --------------  --------------


     6,235,552      12,547,331     102,051,071      75,964,713       1,026,444       2,506,493      24,610,629       5,091,333
--------------    ------------    ------------    ------------  --------------  --------------  --------------  --------------
      (961,609)     31,809,158       2,005,690     230,200,137      33,000,615          (1,891)     10,365,789      20,106,021


   106,649,299      74,840,141     377,908,001     147,707,864      77,837,223      77,839,114      41,140,550      21,034,529
--------------    ------------    ------------    ------------  --------------  --------------  --------------  --------------
$  105,687,690    $106,649,299    $379,913,691    $377,908,001  $  110,837,838  $   77,837,223  $   51,506,339  $   41,140,550
==============    ============    ============    ============  ==============  ==============  ==============  ==============





           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A35 THROUGH A51


                                      A26

                             FINANCIAL STATEMENTS OF
            THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2000 and 1999

                                                                                            SUBACCOUNTS
                                                                    ----------------------------------------------------------
                                                                             PRUDENTIAL                      PRUDENTIAL
                                                                               GLOBAL                     NATURAL RESOURCES
                                                                              PORTFOLIO                       PORTFOLIO
                                                                    --------------------------      --------------------------
                                                                    01/01/2000      01/01/1999      01/01/2000      01/01/1999
                                                                        TO              TO              TO              TO
                                                                    12/31/2000      12/31/1999      12/31/2000      12/31/1999
                                                                    -----------     -----------     -----------     ----------
OPERATIONS
  Net Investment income (loss) .................................   $ (1,282,134)   $ (1,122,046)   $      3,333    $    (46,149)
  Capital gains distributions received .........................     12,520,651         728,997               0               0
  Realized gain (loss) on shares redeemed ......................        905,613         644,200          72,149        (718,737)
  Net change in unrealized gain (loss) on investments ..........    (53,353,907)     50,590,003       2,654,828       3,123,937
                                                                   ------------    ------------    ------------     -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ....................................    (41,209,777)     50,841,154       2,730,310       2,359,051
                                                                   ------------    ------------    ------------     -----------
ANNUITY PAYMENTS AND
  OTHER OPERATING TRANSFERS
  Contract Owner Net Payments . ................................     40,549,457      50,926,412         203,814          23,850
  Surrenders, Withdrawals, and Death Benefits ..................    (15,414,346)     (6,794,389)       (829,705)       (429,569)
  Net Transfers From (To) Other Subaccounts
    or Fixed Rate Options ......................................     22,501,379       3,429,607       1,320,602      (1,018,344)
  Withdrawal Charge ............................................        (39,650)        (20,785)              0             (37)
                                                                   ------------    ------------    ------------     -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM ANNUITY PAYMENTS
  AND OTHER OPERATING TRANSFERS ................................     47,596,840      47,540,845         694,711      (1,424,100)
                                                                   ------------    ------------    ------------     -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS ........................      6,387,063      98,381,999       3,425,021         934,951

NET ASSETS
  Beginning of period ..........................................    172,963,851      74,581,852       7,122,166       6,187,215
                                                                   ------------    ------------    ------------     -----------
  End of period ................................................   $179,350,914    $172,963,851    $ 10,547,187    $  7,122,166
                                                                   ============    ============    ============    ============







           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A35 THROUGH A51


                                      A27

                                                   SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
            JANUS ASPEN                    T. ROWE PRICE                    PRUDENTIAL
       INTERNATIONAL GROWTH             INTERNATIONAL STOCK         SMALL CAPITALIZATION STOCK           AMERICAN CENTURY
             PORTFOLIO                       PORTFOLIO                       PORTFOLIO                     VP VALUE FUND
-----------------------------      --------------------------      ----------------------------    ---------------------------
   01/01/2000      01/01/1999      01/01/2000      01/01/1999      01/01/2000      01/01/1999      01/01/2000      01/01/1999
       TO              TO              TO              TO              TO              TO              TO              TO
   12/31/2000      12/31/1999      12/31/2000      12/31/1999      12/31/2000      12/31/1999      12/31/2000      12/31/1999
   ----------      ----------      ----------      ----------      ----------      ----------      ----------      -----------

$    1,344,527    $ (2,183,570)   $   (479,213)   $   (390,391) $     (803,337) $     (737,136) $      (89,942) $     (177,463)
    14,344,761               0       1,810,753         677,091       4,739,866         808,152       1,014,079         661,557
     8,450,812         938,177       4,328,623         275,936         606,053          50,819        (435,614)         (2,693)
  (109,713,347)    145,749,839     (18,123,646)     13,306,940       5,286,962       8,008,016       6,104,951      (2,145,944)
 -------------    ------------    ------------    ------------  --------------  --------------  --------------  --------------

   (85,573,247)    144,504,446     (12,463,483)     13,869,576       9,829,544       8,129,851       6,593,474      (1,664,543)
 -------------    ------------    ------------    ------------  --------------  --------------  --------------  --------------


   100,362,213      67,353,904      12,017,504      12,272,179      19,834,219      35,151,433       9,777,256      23,604,381
   (29,483,563)     (9,802,085)     (4,772,688)     (2,369,288)     (6,929,792)     (2,900,328)     (2,643,555)       (631,172)

    54,154,975       4,587,183       4,492,795        (539,182)      9,290,090         245,904       1,452,174       4,383,749
       (86,538)        (54,319)        (15,663)        (12,248)        (18,767)         (3,007)         (8,797)         (1,238)
 -------------    ------------    ------------    ------------  --------------  --------------  --------------  --------------


   124,947,087      62,084,683      11,721,948       9,351,461      22,175,750      32,494,002       8,577,078      27,355,720
 -------------    ------------    ------------    ------------  --------------  --------------  --------------  --------------

    39,373,840     206,589,129        (741,535)     23,221,037      32,005,294      40,623,853      15,170,552      25,691,177


   342,761,586     136,172,457      59,352,704      36,131,667      77,061,987      36,438,134      29,307,658       3,616,481
 -------------    ------------    ------------    ------------  --------------  --------------  --------------  --------------
$  382,135,426    $342,761,586    $ 58,611,169    $ 59,352,704  $  109,067,281  $   77,061,987  $   44,478,210  $   29,307,658
==============    ============    ============    ============  ==============  ==============  ==============  ==============







           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A35 THROUGH A51


                                      A28

                             FINANCIAL STATEMENTS OF
            THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2000 and 1999

                                                                                            SUBACCOUNTS
                                                                    ----------------------------------------------------------------

                                                                              FRANKLIN                       PRUDENTIAL
                                                                              SMALL CAP                      20/20 FOCUS
                                                                                FUND                          PORTFOLIO
                                                                    --------------------------      --------------------------
                                                                    01/01/2000      01/01/1999      01/01/2000      05/03/1999
                                                                        TO              TO              TO              TO
                                                                    12/31/2000      12/31/1999      12/31/2000      12/31/1999
                                                                    -----------    -----------      -----------    -----------
OPERATIONS
  Net Investment income (loss) .................................   $   (891,372)   $   (205,915)   $   (771,283)   $   (164,331)
  Capital gains distributions received .........................      1,178,735         106,375       1,372,841          11,564
  Realized gain (loss) on shares redeemed ......................       (405,246)         33,496         113,249           7,246
  Net change in unrealized gain (loss) on investments ..........    (24,503,607)     13,249,074      (5,797,257)      7,034,042
                                                                   ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ....................................    (24,621,490)     13,183,030      (5,082,450)      6,888,521
                                                                   ------------    ------------    ------------    ------------
ANNUITY PAYMENTS AND
  OTHER OPERATING TRANSFERS
  Contract Owner Net Payments ..................................     50,519,354      22,122,028      29,266,722      38,855,299
  Surrenders, Withdrawals, and Death Benefits ..................     (5,547,981)       (543,922)     (5,371,476)       (504,773)
  Net Transfers From (To) Other Subaccounts
    or Fixed Rate Options ......................................     39,007,158       7,420,093       9,132,165      14,502,718
  Withdrawal Charge ............................................        (16,165)         (1,563)        (17,174)         (1,154)
                                                                   ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM ANNUITY PAYMENTS
  AND OTHER OPERATING TRANSFERS ................................     83,962,366      28,996,636      33,010,237      52,852,090
                                                                   ------------    ------------    ------------    ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ........................     59,340,876      42,179,666      27,927,787      59,740,611

NET ASSETS
  Beginning of period ..........................................     45,690,342       3,510,676      59,740,611               0
                                                                   ------------    ------------    ------------    ------------
  End of period ................................................   $105,031,218    $ 45,690,342    $ 87,668,398    $ 59,740,611
                                                                   ============    ============    ============    ============





           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A35 THROUGH A51

                                      A29

                                                   SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
          PRUDENTIAL                                             SP ALLIANCE                      SP SMALL/      SP INVESCO
          DIVERSIFIED               DAVIS          PREMIER        LARGE CAP                        MID CAP      SMALL COMPANY
          CONSERVATIVE              VALUE           GROWTH         GROWTH      SP DAVIS VALUE       VALUE          GROWTH
       GROWTH PORTFOLIO           PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
 --------------------------      ----------       ---------      -----------   --------------    ----------     -------------
 01/01/2000      05/03/1999      05/01/2000      05/01/2000      09/22/2000      09/22/2000      09/22/2000      09/22/2000
     TO              TO              TO              TO              TO              TO              TO              TO
 12/31/2000      12/31/1999      12/31/2000      12/31/2000      12/31/2000      12/31/2000      12/31/2000      12/31/2000
 ----------      ----------      ----------      ----------      ----------      ----------      ----------      ------------

$  5,536,220    $  1,292,966    $    (67,673)   $   (112,387)   $     (4,734)  $      (1,442)   $     (3,411)   $     (2,167)
   2,071,351               0         348,636         190,058               0               0               0               0
      58,259            (355)         (1,497)        (24,883)         (5,481)         (2,090)          1,100          (2,807)
  (4,066,739)      4,352,952          65,710      (3,799,627)       (184,905)        278,601         175,699         (48,891)
------------    ------------    ------------    ------------    ------------   -------------    ------------    ------------


   3,599,091       5,645,563         345,176      (3,746,839)       (195,120)        275,069         173,388         (53,865)
------------    ------------    ------------    ------------    ------------   -------------    ------------    ------------


  77,013,440      92,547,214      17,597,968      11,028,825       3,592,772       7,522,563       2,046,683       1,131,181
 (10,238,558)     (2,063,359)       (595,283)       (488,542)           (975)         (2,850)         (1,272)            (54)

  15,212,955      11,427,441      23,443,434      12,088,467         524,539         714,747         250,420         194,014
     (35,970)           (992)         (1,098)           (690)              0               0               0               0
------------    ------------    ------------    ------------    ------------   -------------    ------------    ------------


  81,951,867     101,910,304      40,445,021      22,628,060       4,116,336       8,234,460       2,295,831       1,325,141
------------    ------------    ------------    ------------    ------------   -------------    ------------    ------------

  85,550,958     107,555,867      40,790,197      18,881,221       3,921,216       8,509,529       2,469,219       1,271,276


 107,555,867               0               0               0               0               0               0               0
------------    ------------    ------------    ------------    ------------   -------------    ------------    ------------
$193,106,825    $107,555,867    $ 40,790,197    $ 18,881,221    $  3,921,216   $   8,509,529    $  2,469,219    $  1,271,276
============    ============    ============    ============    ============   =============    ============    ============





           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A35 THROUGH A51


                                      A30

                             FINANCIAL STATEMENTS OF
            THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2000 and 1999

                                                                                            SUBACCOUNTS
                                                                   -----------------------------------------------------------------
                                                                                                   JANUS ASPEN
                                                                     SP PIMCO        SP PIMCO         GROWTH         SP LARGE
                                                                   TOTAL RETURN      HIGH YIELD   SERVICE SHARES     CAP VALUE
                                                                     PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                   ------------     -----------   ---------------   ----------
                                                                    09/22/2000      09/22/2000      09/22/2000      09/22/2000
                                                                        TO              TO              TO              TO
                                                                    12/31/2000      12/31/2000      12/31/2000      12/31/2000
                                                                   ------------     -----------   ---------------   ----------
OPERATIONS
  Net Investment income (loss) ...............................     $     23,267    $     20,051    $     (6,779)   $      2,146
  Capital gains distributions received .......................            3,072           1,895               0               0
  Realized gain (loss) on shares redeemed ....................            2,095            (350)         (3,834)            240
  Net change in unrealized gain (loss) on investments ........           46,734           3,418        (301,277)         44,003
                                                                   ------------    ------------    ------------    ------------
NET  INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ..................................           75,168          25,014        (311,890)         46,389
                                                                   ------------    ------------    ------------    ------------
ANNUITY PAYMENTS AND
  OTHER OPERATING TRANSFERS
  Contract Owner Net Payments ................................        2,976,672       1,298,462       3,123,487       1,030,119
  Surrenders, Withdrawals, and Death Benefits ................           (2,673)         (1,888)         (4,412)           (305)
  Net Transfers From (To) Other Subaccounts
    or Fixed Rate Options ....................................          346,621         225,629         330,925         179,578
  Withdrawal Charge ..........................................                0               0               0               0
                                                                   ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM ANNUITY PAYMENTS
  AND OTHER OPERATING TRANSFERS ..............................        3,320,620       1,522,203       3,450,000       1,209,392
                                                                   ------------    ------------    ------------    ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ......................        3,395,788       1,547,217       3,138,110       1,255,781

NET ASSETS
  Beginning of period ........................................                0               0               0               0
                                                                   ------------    ------------    ------------    ------------
  End of period ..............................................     $  3,395,788    $  1,547,217    $  3,138,110    $  1,255,781
                                                                   ============    ============    ============    ============



           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A35 THROUGH A51


                                      A31

                                                SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
   SP AIM          SP MFS       SP STRATEGIC       SP MFS       SP PRUDENTIAL      SP AIM                     SP CONSERVATIVE
 GROWTH AND        CAPITAL        PARTNERS         MID CAP      U.S. EMERGING    AGGRESSIVE     SP ALLIANCE        ASSET
   INCOME        OPPORTUNITY   FOCUSED GROWTH      GROWTH          GROWTH          GROWTH       TECHNOLOGY      ALLOCATION
  PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO
 ----------      -----------   --------------    ----------     -------------    ----------     -----------   ---------------
 09/22/2000      09/22/2000      09/22/2000      09/22/2000      09/22/2000      09/22/2000     09/22/2000      09/22/2000
     TO              TO              TO              TO              TO              TO             TO              TO
 12/31/2000      12/31/2000      12/31/2000      12/31/2000      12/31/2000      12/31/2000     12/31/2000      12/31/2000
 ----------      -----------   --------------    ----------     -------------    ----------     -----------    --------------

$     (2,382)   $     (1,517)   $     (3,408)   $       (729)   $     (3,469)   $     (3,608)   $     (4,975)   $     11,498
           0               0               0          18,931               0               0               0               7
     (10,172)         (5,366)         (1,929)         (1,503)         (9,835)         (1,866)         (2,381)            118
     (97,386)        (28,678)       (175,277)       (109,015)       (195,783)       (110,592)       (506,791)         29,149
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

    (109,940)        (35,561)       (180,614)        (91,866)       (209,087)       (116,066)       (514,147)         40,772
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


   2,137,436       1,832,680       1,966,628       3,063,092       3,312,237       1,716,517       3,819,183       1,536,658
        (795)         (1,486)           (305)           (507)           (841)         (3,652)         (1,376)         (1,424)

     177,930         169,547          92,602         197,281         235,506         143,926         882,278         217,094
           0               0               0               0               0               0               0               0
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


   2,314,571       2,000,741       2,058,925       3,259,866       3,546,902       1,856,791       4,700,085       1,752,328
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   2,204,631       1,965,180       1,878,311       3,168,000       3,337,815       1,740,725       4,185,938       1,793,100


           0               0               0               0               0               0               0               0
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  2,204,631    $  1,965,180    $  1,878,311    $  3,168,000    $  3,337,815    $  1,740,725    $  4,185,938    $  1,793,100
============    ============    ============    ============    ============    ============    ============    ============




           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A35 THROUGH A51

                                      A32

                             FINANCIAL STATEMENTS OF
            THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2000 and 1999


                                                                                      SUBACCOUNTS
                                                                            ----------------------------

                                                                            SP BALANCED       SP GROWTH
                                                                               ASSET            ASSET
                                                                            ALLOCATION       ALLOCATION
                                                                             PORTFOLIO        PORTFOLIO
                                                                            -----------     ------------
                                                                            09/22/2000       09/22/2000
                                                                                TO               TO
                                                                            12/31/2000       12/31/2000
                                                                            ----------      -----------
OPERATIONS
  Net Investment income (loss) ......................................     $      10,131     $       2,887
  Capital gains distributions received ..............................                 0                 0
  Realized gain (loss) on shares redeemed ...........................            (1,853)           (4,166)
  Net change in unrealized gain (loss) on investments ...............            45,017            24,145
                                                                          -------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS .........................................            53,295            22,866
                                                                          -------------     -------------
ANNUITY PAYMENTS AND
  OTHER OPERATING TRANSFERS
  Contract Owner Net Payments .......................................         3,267,667         2,931,051
  Surrenders, Withdrawals, and Death Benefits .......................           (22,533)             (206)
  Net Transfers From (To) Other Subaccounts
    or Fixed Rate Options ...........................................           298,147           859,280
  Withdrawal Charge .................................................                 0                 0
                                                                          -------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM ANNUITY PAYMENTS
  AND OTHER OPERATING TRANSFERS .....................................         3,543,281         3,790,125
                                                                          -------------     -------------

TOTAL INCREASE (DECREASE) IN NET ASSETS .............................         3,596,576         3,812,991

NET ASSETS
  Beginning of period ...............................................                 0                 0
                                                                          -------------     -------------
  End of period .....................................................     $   3,596,576     $   3,812,991
                                                                          =============     =============




           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A35 THROUGH A51


                                      A33

            SUBACCOUNTS (CONTINUED)
------------------------------------------------
SP AGGRESSIVE
GROWTH ASSET      SP JENNISON       SP DEUTSCHE
 ALLOCATION      INTERNATIONAL     INTERNATIONAL
   GROWTH           GROWTH            EQUITY
  PORTFOLIO        PORTFOLIO         PORTFOLIO
 -------------   -------------     -------------
 09/22/2000       09/22/2000        09/22/2000
     TO               TO                TO
 12/31/2000       12/31/2000        12/31/2000
 -------------   -------------     -------------

$     (3,050)      $    (4,533)    $     (3,525)
           0                 0                0
      (1,939)           (6,432)            (886)
     (14,004)          (82,421)          47,645
------------       -----------     ------------

     (18,993)          (93,386)          43,234
------------       -----------     ------------


   1,674,488         2,330,433        1,859,775
      (2,000)           (3,562)            (612)

     306,465           151,427          222,920
           0                 0                0
------------       -----------     ------------


   1,978,953         2,478,298        2,082,083
------------       -----------     ------------

   1,959,960         2,384,912        2,125,317


           0                 0                0
------------       -----------     ------------
$  1,959,960       $ 2,384,912     $  2,125,317
=============      ===========     ============





           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A35 THROUGH A51


                                      A34

                        NOTES TO FINANCIAL STATEMENTS OF
            THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                                DECEMBER 31, 2000

NOTE 1:   GENERAL

          Pruco Life Flexible Premium Variable Annuity Account (the "Account") was established on July 16, 1985 under Arizona law as a separate investment account of Pruco Life Insurance Company ("Pruco Life") which is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"). The assets of the Account are segregated from Pruco Life's other assets. Proceeds from purchases of Discovery Preferred Variable Annuity contracts ("Discovery Preferred"), Discovery Select Variable Annuity contracts ("Discovery Select"), Discovery Choice Variable Annuity contracts, Basic and Enhanced ("Discovery Choice") and beginning September 22, 2000, Strategic Partners Variable Annuity One, Basic Guaranteed Minimum Death Benefit ("GMDB") option-Roll Up or Step Up ("GMDB-1") and GMDB option-Greater of Roll up or Step Up ("GMDB-2") (collectively, "Strategic Partners") are invested in the account. The Discovery Choice contract is considered Basic or Enhanced depending on the death benefit option that you choose, where the Enhanced contract offers a guaranteed minimum death benefit. The Strategic Partners contract options also differ based on the death benefit options that you choose, one with no guaranteed benefit and two with differing guaranteed minimum.

          The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for individual variable annuity contracts. There are fifty subaccounts within the Account. Each contract offers the option to invest in various subaccounts, each of which invests in either a corresponding portfolio of The Prudential Series Fund, Inc. which includes the "SP" Portfolios (the "Series Fund") or any of the non-Prudential administered funds shown in Note 3. Investment options vary by contract. See Footnote 4 for the options available to a specific contract. The Series Fund is a diversified open-end management management investment company, and is managed by Prudential.

NOTE 2:   SIGNIFICANT ACCOUNTING POLICIES

          The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States ("GAAP"). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

          Investments--The investments in shares of the Series Fund or the non-Prudential administered funds are stated at the net asset value of the respective portfolio.

          Security Transactions--Realized gains and losses on security transactions are reported on an average cost basis. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

          Distributions Received--Dividend and capital gain distributions received are reinvested in additional shares of the Series Fund or the non-Prudential administered funds and are recorded on the ex-dividend date.

          Receivable from (Payable to) Pruco Life Insurance Company--At times, Pruco Life may owe an amount to or expect to receive an amount from the Account primarily related to processing contract owner payments, surrenders, withdrawals, and death benefits. This amount is reflected in the Account's Statements of Net Assets as either a receivable from or payable to Pruco Life. The receivable or payable does not have an effect on the contract owner's account or the related unit value.


                                      A35

NOTE 3: INVESTMENT INFORMATION FOR THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

          The net asset value per share for each portfolio of the Series Fund or the non-Prudential administered variable funds, the number of shares (rounded) of each portfolio held by the account and the aggregate cost of investments in such shares at December 31, 2000 were as follows:

                                                                                 SUBACCOUNTS
                                                  -------------------------------------------------------------------------------
                                                                                                    PRUDENTIAL          OCC
                                                    PRUDENTIAL      PRUDENTIAL      PRUDENTIAL     CONSERVATIVE    ACCUMULATION
                                                   MONEY MARKET  DIVERSIFIED BOND HIGH YIELD BOND    BALANCED      TRUST MANAGED
                                                     PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                  -------------- ---------------- --------------- --------------- ---------------
            Number of Shares (rounded):                34,768,705      51,971,357      52,818,184       7,888,822       8,873,052
            Net asset value per share:            $         10.00 $         11.28 $          6.14 $         14.63 $         43.20
            Cost:                                 $   347,687,046 $   575,955,105 $   408,093,639 $   123,801,485 $   368,288,621
                                                                              SUBACCOUNTS (CONTINUED)
                                                  -------------------------------------------------------------------------------
                                                    PRUDENTIAL      PRUDENTIAL       AIM V.I.      T. ROWE PRICE    PRUDENTIAL
                                                    STOCK INDEX        VALUE      GROWTH & INCOME  EQUITY INCOME      EQUITY
                                                     PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                  -------------- ---------------- --------------- --------------- ---------------
            Number of Shares (rounded):                24,855,806      27,203,356       7,416,392       9,841,674      30,811,895
            Net asset value per share:            $         38.66 $         20.46 $         26.19 $         19.55 $         24.50
            Cost:                                 $   877,995,515 $   591,688,707 $   171,923,362 $   182,061,808 $   912,911,793
                                                                              SUBACCOUNTS (CONTINUED)
                                                  -------------------------------------------------------------------------------
                                                    PRUDENTIAL      PRUDENTIAL       AIM V.I.       JANUS ASPEN
                                                     JENNISON    FLEXIBLE MANAGED      VALUE          GROWTH            MFS
                                                     PORTFOLIO       PORTFOLIO         FUND          PORTFOLIO    RESEARCH SERIES
                                                  -------------- ---------------- --------------- --------------- ---------------

            Number of Shares (rounded):                53,172,822       4,128,426      14,195,727      16,048,901       5,081,147
            Net asset value per share:            $         22.97 $         16.53 $         27.30 $         26.48 $         20.80
            Cost:                                 $ 1,296,089,254 $    74,692,350 $   395,301,147 $   428,696,183 $    88,428,611

                                                                              SUBACCOUNTS (CONTINUED)
                                                  -------------------------------------------------------------------------------
                                                                        OCC           GLOBAL                        PRUDENTIAL
                                                        MFS        ACCUMULATION    POST-VENTURE     PRUDENTIAL        NATURAL
                                                  EMERGING GROWTH TRUST SMALL CAP     CAPITAL         GLOBAL         RESOURCES
                                                      SERIES         PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                  -------------- ---------------- --------------- --------------- ---------------
            Number of Shares (rounded):                13,168,585       3,435,767       3,781,307       7,596,396         447,104
            Net asset value per share:            $         28.85 $         32.26 $         13.62 $         23.61 $         23.59
            Cost:                                 $   314,611,825 $    85,450,613 $    54,796,807 $   174,836,638 $     8,468,949
                                                                              SUBACCOUNTS (CONTINUED)
                                                  -------------------------------------------------------------------------------
                                                    JANUS ASPEN    T. ROWE PRICE    PRUDENTIAL
                                                   INTERNATIONAL   INTERNATIONAL       SMALL         AMERICAN
                                                      GROWTH           STOCK      CAPITALIZATION      CENTURY         FRANKLIN
                                                     PORTFOLIO       PORTFOLIO    STOCK PORTFOLIO  VP VALUE FUND   SMALL CAP FUND
                                                  -------------- ---------------- --------------- --------------- ---------------
            Number of Shares (rounded):                12,366,842       3,889,261       6,374,476       6,668,397       4,968,364
            Net asset value per share:            $         30.90 $         15.07 $         17.11 $          6.67 $         21.14
            Cost:                                 $   330,728,437 $    60,718,434 $    94,489,534 $    40,406,956 $   115,945,490

                                                                              SUBACCOUNTS (CONTINUED)
                                                  -------------------------------------------------------------------------------
                                                                    PRUDENTIAL
                                                                    DIVERSIFIED                                      SP ALLIANCE
                                                    PRUDENTIAL     CONSERVATIVE                                         LARGE
                                                       20/20          GROWTH        DAVIS VALUE       PREMIER        CAP GROWTH
                                                  FOCUS PORTFOLIO    PORTFOLIO       PORTFOLIO    GROWTH PORTFOLIO    PORTFOLIO
                                                  -------------- ---------------- --------------- --------------- ---------------

            Number of Shares (rounded):                 7,977,106      19,006,577       3,688,083         591,332         458,622
            Net asset value per share:            $         10.99 $         10.16 $         11.06 $         31.93 $          8.55
            Cost:                                 $    86,431,613 $   192,820,612 $    40,724,487 $    22,680,848 $     4,106,121

                                                                              SUBACCOUNTS (CONTINUED)
                                                  -------------------------------------------------------------------------------
                                                                                    SP INVESCO
                                                                     SP SMALL/        SMALL          SP PIMCO        SP PIMCO
                                                  SP DAVIS VALUE  MID CAP COMPANY     GROWTH       TOTAL RETURN     HIGH YIELD
                                                     PORTFOLIO    VALUE PORTFOLIO    PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                  -------------- ---------------- --------------- --------------- ---------------

            Number of Shares (rounded):                   838,377         221,853         151,704         326,518         154,413
            Net asset value per share:            $         10.15 $         11.13 $          8.38 $         10.40 $         10.02
            Cost:                                 $     8,230,928 $     2,293,520 $     1,320,167 $     3,349,054 $     1,543,799

                                                                              SUBACCOUNTS (CONTINUED)
                                                  -------------------------------------------------------------------------------
                                                                                      SP AIM         SP MFS       SP STRATEGIC
                                                    JANUS ASPEN                       GROWTH         CAPITAL        PARTNERS
                                                  GROWTH SERVICE   SP LARGE CAP      AND INCOME    OPPORTUNITIES      FOCUSED
                                                 SHARES PORTFOLIO VALUE PORTFOLIO    PORTFOLIO       PORTFOLIO    GROWTH PORTFOLIO
                                                  -------------- ---------------- --------------- --------------- ---------------

            Number of Shares (rounded):                   119,049         120,286         262,144         214,774         236,563
            Net asset value per share:            $         26.36 $         10.44 $          8.41 $          9.15 $          7.94
            Cost:                                 $     3,439,387 $     1,211,778 $     2,302,017 $     1,993,858 $     2,053,588

                                      A36

NOTE 3: INVESTMENT INFORMATION FOR THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT (CONTINUED)

                                                                              SUBACCOUNTS (CONTINUED)
                                                  -------------------------------------------------------------------------------
                                                                                       SP AIM
                                                      SP MFS     SP PRUDENTIAL U.S.  AGGRESSIVE      SP ALLIANCE   SP CONSERVATIVE
                                                  MID CAP GROWTH  EMERGING GROWTH      GROWTH        TECHNOLOGY   ASSET ALLOCATION
                                                     PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                  -------------- ---------------- --------------- --------------- ---------------
            Number of Shares (rounded):                   326,935         398,307         202,410         549,336         179,299
            Net asset value per share:            $          9.69 $          8.38 $          8.60 $          7.62 $         10.00
            Cost:                                 $     3,277,015 $     3,533,598 $     1,851,317 $     4,692,729 $     1,778,607

                                                                              SUBACCOUNTS (CONTINUED)
                                                  -------------------------------------------------------------------------------
                                                                     SP GROWTH      SP AGGRESSIVE    SP JENNISON     SP DEUTSCHE
                                                    SP BALANCED       ASSET           GROWTH        INTERNATIONAL   INTERNATIONAL
                                                 ASSET ALLOCATION   ALLOCATION    ASSET ALLOCATION     GROWTH          EQUITY
                                                     PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                  -------------- ---------------- --------------- --------------- ---------------
            Number of Shares (rounded):                   370,136         403,336         211,288         280,578         225,140
            Net asset value per share:            $          9.80 $          9.52 $          9.33 $          8.50 $          9.44
            Cost:                                 $     3,582,317 $     3,815,612 $     1,985,318 $     2,467,333 $     2,077,672


NOTE 4:   CONTRACT OWNER UNIT INFORMATION

          Outstanding contract owner units (rounded), unit values and total value of contract owner equity at December 31, 2000 were as follows:

                                                                                    SUBACCOUNTS
                                                  -------------------------------------------------------------------------------
                                                                                                    PRUDENTIAL          OCC
                                                    PRUDENTIAL      PRUDENTIAL      PRUDENTIAL     CONSERVATIVE    ACCUMULATION
                                                   MONEY MARKET  DIVERSIFIED BOND HIGH YIELD BOND    BALANCED      TRUST MANAGED
                                                     PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                  -------------- ---------------- --------------- --------------- ---------------
            Contract Owner Units Outstanding
              (Discovery Preferred - rounded)          11,839,864      19,367,290      13,042,075      79,260,410           N/A
            Unit Value (Discovery Preferred)      $       1.22545 $       1.27085 $       1.13618 $       1.45613           N/A
                                                  --------------- --------------- --------------- ---------------  --------------
            Contract Owner Equity
              (Discovery Preferred)               $    14,509,161 $    24,612,920 $    14,818,144 $   115,413,461           N/A
                                                  --------------- --------------- --------------- ---------------  --------------
            Contract Owner Units Outstanding
              (Discovery Select - rounded)            252,861,017     440,103,772     271,627,103           N/A       255,090,329
            Unit Value (Discovery Select)         $       1.22545 $       1.27085 $       1.13618           N/A    $      1.50197
                                                  --------------- --------------- --------------- ---------------  --------------
            Contract Owner Equity
              (Discovery Select)                  $   309,868,533 $   559,305,879 $   308,617,282           N/A    $  383,138,021
                                                  --------------- --------------- --------------- ---------------  --------------
            Contract Owner Units Outstanding
              (Discovery Choice Basic - rounded)        5,850,749       1,360,604         447,312           N/A            30,503
            Unit Value (Discovery Choice Basic)   $       1.05533 $       1.08412 $       0.93488           N/A    $      1.06280
                                                  --------------- --------------- --------------- ---------------  --------------
            Contract Owner Equity
              (Discovery Choice Basic)            $     6,174,471 $     1,475,059 $       418,183           N/A    $       32,418
                                                  --------------- --------------- --------------- ---------------  --------------
            Contract Owner Units Outstanding
              (Discovery Choice Enhanced -
              rounded)                                  6,291,447         780,399         482,945           N/A           137,280
            Unit Value (Discovery Choice
              Enhanced)                           $       1.05162 $       1.08028 $       0.93187           N/A    $      1.05914
                                                  --------------- --------------- --------------- ---------------  --------------
            Contract Owner Equity
              (Discovery Choice Enhanced)         $     6,616,211 $       843,050 $       450,042           N/A    $      145,399
                                                  --------------- --------------- --------------- ---------------  --------------
            Contract Owner Units Outstanding
              (Strategic Partner
              Non-Exchange 1 - rounded)                 3,827,370           N/A             N/A             N/A             N/A
            Unit Value (Strategic Partner
              Non-Exchange 1)                     $       1.01353           N/A             N/A             N/A             N/A
                                                  --------------- --------------- --------------- ---------------  --------------
            Contract Owner Equity
              (Strategic Partner Non-Exchange 1)  $     3,879,154           N/A             N/A             N/A             N/A
                                                  --------------- --------------- --------------- ---------------  --------------
            Contract Owner Units Outstanding
              (Strategic Partner
              Non-Exchange 2 - rounded)                 3,370,834           N/A             N/A             N/A             N/A
            Unit Value (Strategic Partner
              Non-Exchange 2)                     $       1.01313           N/A             N/A             N/A             N/A
                                                  --------------- --------------- --------------- ---------------  --------------
            Contract Owner Equity
              (Strategic Partner Non-Exchange 2)  $     3,415,093           N/A             N/A             N/A             N/A
                                                  --------------- --------------- --------------- ---------------  --------------
            Contract Owner Units Outstanding
              (Strategic Partner Non-Exchange
              3 - rounded)                              3,183,106           N/A             N/A             N/A             N/A
            Unit Value (Strategic Partner Non-
              Exchange 3)                         $       1.01298           N/A             N/A             N/A             N/A
                                                  --------------- --------------- --------------- ---------------  --------------
            Contract Owner Equity
              (Strategic Partner Non-Exchange 3)  $     3,224,423           N/A             N/A             N/A             N/A
                                                  --------------- --------------- --------------- ---------------  --------------
            TOTAL CONTRACT OWNER EQUITY           $   347,687,046 $   586,236,908 $   324,303,651 $   115,413,461  $  383,315,838
                                                  =============== =============== =============== ===============  ==============

                                      A37


                                                                              SUBACCOUNTS (CONTINUED)
                                                  -------------------------------------------------------------------------------
                                                    PRUDENTIAL                                     T. ROWE PRICE
                                                       STOCK        PRUDENTIAL       AIM V.I.         EQUITY        PRUDENTIAL
                                                       INDEX           VALUE      GROWTH & INCOME     INCOME          EQUITY
                                                     PORTFOLIO       PORTFOLIO         FUND          PORTFOLIO       PORTFOLIO
                                                  -------------- ---------------- --------------- --------------- ---------------
            Contract Owner Units Outstanding
              (Discovery Preferred - rounded)          38,750,293      26,856,371           N/A             N/A        64,970,260
            Unit Value (Discovery Preferred)      $       2.01096 $       2.02329           N/A             N/A    $      1.80930
                                                  --------------- --------------- --------------- ---------------  --------------
            Contract Owner Equity
              (Discovery Preferred)               $    77,925,290 $    54,338,227           N/A             N/A    $  117,550,691
                                                  --------------- --------------- --------------- ---------------  --------------
            Contract Owner Units Outstanding
              (Discovery Select - rounded)            436,186,937     247,934,035     106,521,748     117,126,253     351,604,596
            Unit Value (Discovery Select)         $       2.01096 $       2.02329 $       1.80711 $       1.63398  $      1.80930
                                                  --------------- --------------- --------------- ---------------  --------------
            Contract Owner Equity (Discovery
              Select)                             $   877,154,482 $   501,642,454 $   192,496,516 $   191,381,956  $  636,158,195
                                                  --------------- --------------- --------------- ---------------  --------------
            Contract Owner Units Outstanding
              (Discovery Choice Basic - rounded)        1,602,912         329,847         762,000         481,047         495,504
            Unit Value (Discovery Choice Basic)   $       0.96694 $       1.22938 $       0.97850 $       1.08661  $      1.09324
                                                  --------------- --------------- --------------- ---------------  --------------
            Contract Owner Equity
              (Discovery Choice Basic)            $     1,549,920 $       405,508 $       745,617 $       522,710  $      541,705
                                                  --------------- --------------- --------------- ---------------  --------------
            Contract Owner Units Outstanding
              (Discovery Choice
              Enhanced - rounded)                       2,102,178         158,737       1,018,590         461,830         588,208
            Unit Value (Discovery Choice
              Enhanced)                           $       0.96361 $       1.22510 $       0.97504 $       1.08280  $      1.08949
                                                  --------------- --------------- --------------- ---------------  --------------
            Contract Owner Equity
              (Discovery Choice Enhanced)         $     2,025,680 $       194,469 $       993,166 $       500,069  $      640,847
                                                  --------------- --------------- --------------- ---------------  --------------
            Contract Owner Units Outstanding
              (Strategic Partner
              Non-Exchange 1 - rounded)                 1,122,383           N/A             N/A             N/A             N/A
            Unit Value (Strategic Partner
              Non-Exchange 1)                     $       0.91141           N/A             N/A             N/A             N/A
                                                  --------------- --------------- --------------- ---------------  --------------
            Contract Owner Equity
              (Strategic Partner Non-Exchange 1)  $     1,022,951           N/A             N/A             N/A             N/A
                                                  --------------- --------------- --------------- ---------------  --------------
            Contract Owner Units Outstanding
              (Strategic Partner
              Non-Exchange 2 - rounded)                   519,592           N/A             N/A             N/A             N/A
            Unit Value (Strategic Partner
              Non-Exchange 2)                     $       0.91086           N/A             N/A             N/A             N/A
                                                  --------------- --------------- --------------- ---------------  --------------
            Contract Owner Equity
              (Strategic Partner Non-Exchange 2)  $       473,275           N/A             N/A             N/A             N/A
                                                  --------------- --------------- --------------- ---------------  --------------
            Contract Owner Units Outstanding
              (Strategic Partner
              Non-Exchange 3 - rounded)                   849,860           N/A             N/A             N/A             N/A
            Unit Value (Strategic Partner
              Non-Exchange 3)                     $       0.91059           N/A             N/A             N/A             N/A
                                                  --------------- --------------- --------------- ---------------  --------------
           Contract Owner Equity
              (Strategic Partner Non-Exchange 3)  $       773,874           N/A             N/A             N/A             N/A
                                                  --------------- --------------- --------------- ---------------  --------------
            TOTAL CONTRACT OWNER EQUITY           $   960,925,472 $   556,580,658 $   194,235,299 $   192,404,735  $   754,891,438
                                                  =============== =============== =============== ===============  ===============


                                      A38

                                                                                SUBACCOUNTS (CONTINUED)
                                                  ----------------------------------------------------------------------------------
                                                    PRUDENTIAL       PRUDENTIAL        AIM V.I.       JANUS ASPEN
                                                     JENNISON     FLEXIBLE MANAGED       VALUE          GROWTH             MFS
                                                     PORTFOLIO        PORTFOLIO          FUND          PORTFOLIO     RESEARCH SERIES
                                                  --------------- ----------------  --------------- --------------- ---------------

        Contract Owner Units Outstanding
          (Discovery Preferred - rounded) .....        46,068,315       45,292,350            N/A             N/A             N/A

        Unit Value (Discovery Preferred) ......   $       2.29341  $       1.50672            N/A             N/A             N/A
                                                  ---------------  ---------------  --------------- --------------- ---------------
        Contract Owner Equity (Discovery
          Preferred) ..........................   $   105,653,535  $    68,242,889            N/A             N/A             N/A
                                                  ---------------  ---------------  --------------- --------------- ---------------
        Contract Owner Units Outstanding
          (Discovery Select - rounded) ........       480,476,519            N/A        212,476,593     214,542,798      61,777,535

        Unit Value (Discovery Select) .........   $       2.29341            N/A    $       1.80208 $       1.95266 $       1.69985
                                                  ---------------  ---------------  --------------- --------------- ---------------
        Contract Owner Equity (Discovery
          Select) .............................   $ 1,101,929,654            N/A    $   382,899,819 $   418,929,139 $   105,012,543
                                                  ---------------  ---------------  --------------- --------------- ---------------
        Contract Owner Units Outstanding
          (Discovery Choice Basic - rounded)...         2,855,827            N/A          2,091,871       2,429,379         353,116

        Unit Value (Discovery Choice Basic)....   $       0.96042            N/A    $       0.93510 $       0.96738 $       1.08013
                                                  ---------------  ---------------  --------------- --------------- ---------------
        Contract Owner Equity (Discovery
          Choice Basic) .......................   $     2,742,793            N/A    $     1,956,108 $     2,350,132 $       381,411
                                                  ---------------  ---------------  --------------- --------------- ---------------
        Contract Owner Units Outstanding
          (Discovery Choice Enhanced -
          rounded) ............................         3,852,478            N/A          2,883,724       3,833,188         272,888

        Unit Value (Discovery Choice
          Enhanced) ...........................   $       0.95707            N/A    $       0.93193 $       0.96404 $       1.07640
                                                  ---------------  ---------------  --------------- --------------- ---------------
        Contract Owner Equity (Discovery
          Choice Enhanced) ....................   $     3,687,091            N/A    $     2,687,429 $     3,695,347 $       293,736
                                                  ---------------  ---------------  --------------- --------------- ---------------
        Contract Owner Units
          Outstanding (Strategic Partner Non-
          Exchange 1 - rounded) ...............         2,804,198            N/A              N/A             N/A             N/A

        Unit Value (Strategic Partner Non-
          Exchange 1) .........................   $       0.81573            N/A              N/A             N/A             N/A
                                                  ---------------  ---------------  --------------- --------------- ---------------
        Contract Owner Equity (Strategic
          Partner Non-Exchange 1) .............   $     2,287,468            N/A              N/A             N/A             N/A
                                                  ---------------  ---------------  --------------- --------------- ---------------
        Contract Owner Units Outstanding
          (Strategic Partner Non-Exchange
          2 - rounded) ........................         1,737,903            N/A              N/A             N/A             N/A

        Unit Value (Strategic Partner Non-
          Exchange 2) .........................   $       0.81530            N/A              N/A             N/A             N/A
                                                  ---------------  ---------------  --------------- --------------- ---------------
        Contract Owner Equity (Strategic
          Partner Non-Exchange 2) .............   $     1,416,912            N/A              N/A             N/A             N/A
                                                  ---------------  ---------------  --------------- --------------- ---------------
        Contract Owner Units Outstanding
          (Strategic Partner Non-Exchange
          3 - rounded) ........................         4,493,317            N/A              N/A             N/A             N/A

        Unit Value (Strategic Partner Non-
          Exchange 3) .........................   $       0.81505            N/A              N/A             N/A             N/A
                                                  ---------------  ---------------  --------------- --------------- ---------------
        Contract Owner Equity (Strategic
          Partner Non-Exchange 3) .............   $     3,662,278            N/A              N/A             N/A             N/A
                                                  ---------------  ---------------  --------------- --------------- ---------------
        TOTAL CONTRACT OWNER EQUITY ...........   $ 1,221,379,731  $    68,242,889  $   387,543,356 $   424,974,618 $   105,687,690
                                                  ===============  ===============  =============== =============== ===============





                                      A39


                                                                                SUBACCOUNTS (CONTINUED)
                                                  ---------------------------------------------------------------------------------
                                                                         OCC            GLOBAL                        PRUDENTIAL
                                                        MFS         ACCUMULATION     POST-VENTURE     PRUDENTIAL        NATURAL
                                                  EMERGING GROWTH  TRUST SMALL CAP      CAPITAL         GLOBAL         RESOURCES
                                                      SERIES          PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                  ---------------  ---------------  --------------- --------------- ---------------
        Contract Owner Units Outstanding
          (Discovery Preferred - rounded) .....             N/A              N/A              N/A        14,900,594       5,515,244

        Unit Value (Discovery Preferred) ......             N/A              N/A              N/A   $       1.84646 $       1.91237
                                                  ---------------  ---------------  --------------- --------------- ---------------
        Contract Owner Equity (Discovery
          Preferred) ..........................             N/A              N/A              N/A   $    27,513,351 $    10,547,187
                                                  ---------------  ---------------  --------------- --------------- ---------------
        Contract Owner Units Outstanding
          (Discovery Select - rounded) ........       179,248,786       70,491,262       35,262,198      81,446,534           N/A

        Unit Value (Discovery Select) .........   $       2.10566  $       1.56487  $       1.44905 $       1.84646           N/A
                                                  ---------------  ---------------  --------------- --------------- ---------------
        Contract Owner Equity (Discovery
          Select) .............................   $   377,436,998  $   110,309,660  $    51,096,688 $   150,387,768           N/A
                                                  ---------------  ---------------  --------------- --------------- ---------------
        Contract Owner Units Outstanding
          (Discovery Choice Basic - rounded)...           955,179           86,134          176,783         426,439           N/A

        Unit Value (Discovery Choice Basic) ...   $       1.16292  $       1.48533  $       1.11704 $       1.01116           N/A
                                                  ---------------  ---------------  --------------- --------------- ---------------
        Contract Owner Equity (Discovery
          Choice Basic) .......................   $     1,110,796  $       127,938  $       197,474 $       431,198           N/A
                                                  ---------------  ---------------  --------------- --------------- ---------------
        Contract Owner Units Outstanding
          (Discovery Choice Enhanced -
          rounded) ............................         1,178,554          270,399          190,604         159,698           N/A

        Unit Value (Discovery Choice
          Enhanced) ...........................   $       1.15896  $       1.48018  $       1.11318 $       1.00770           N/A
                                                  ---------------  ---------------  --------------- --------------- ---------------
        Contract Owner Equity (Discovery
          Choice Enhanced) ....................   $     1,365,897  $       400,240  $       212,177 $       160,928           N/A
                                                  ---------------  ---------------  --------------- --------------- ---------------
        Contract Owner Units Outstanding
          (Strategic Partner Non-Exchange
          1 - rounded) ........................             N/A              N/A              N/A           371,999           N/A

        Unit Value (Strategic Partner Non-
          Exchange 1) .........................             N/A              N/A              N/A   $       0.87656           N/A
                                                  ---------------  ---------------  --------------- --------------- ---------------
        Contract Owner Equity (Strategic
          Partner Non-Exchange 1) .............             N/A              N/A              N/A   $       326,079           N/A
                                                  ---------------  ---------------  --------------- --------------- ---------------
        Contract Owner Units Outstanding
          (Strategic Partner Non-Exchange
          2 - rounded) ........................             N/A              N/A              N/A           170,411           N/A

        Unit Value (Strategic Partner Non-
          Exchange 2) .........................             N/A              N/A              N/A   $       0.87614           N/A
                                                  ---------------  ---------------  --------------- --------------- ---------------
        Contract Owner Equity (Strategic
          Partner Non-Exchange 2) .............             N/A              N/A              N/A   $       149,304           N/A
                                                  ---------------  ---------------  --------------- --------------- ---------------
        Contract Owner Units Outstanding
          (Strategic Partner Non-Exchange
          3 - rounded) ........................             N/A              N/A              N/A           436,450           N/A

        Unit Value (Strategic Partner Non-
          Exchange 3) .........................             N/A              N/A              N/A   $       0.87590           N/A
                                                  ---------------  ---------------  --------------- --------------- ---------------
        Contract Owner Equity (Strategic
          Partner Non-Exchange 3) .............             N/A              N/A              N/A   $       382,286           N/A
                                                  ---------------  ---------------  --------------- --------------- ---------------
        TOTAL CONTRACT OWNER EQUITY ...........   $   379,913,691  $   110,837,838  $    51,506,339 $   179,350,914 $    10,547,187
                                                  ===============  ===============  =============== =============== ===============




                                      A40


                                                                              SUBACCOUNTS (CONTINUED)
                                                  ----------------------------------------------------------------------------------
                                                                     T. ROWE PRICE    PRUDENTIAL       AMERICAN
                                                     JANUS ASPEN     INTERNATIONAL       SMALL          CENTURY        FRANKLIN
                                                    INTERNATIONAL        STOCK       CAPITALIZATION    VP VALUE        SMALL CAP
                                                  GROWTH PORTFOLIO     PORTFOLIO    STOCK PORTFOLIO      FUND            FUND
                                                  ----------------  --------------- --------------- --------------- ---------------
        Contract Owner Units Outstanding
          (Discovery Preferred - rounded) .....              N/A              N/A        15,201,306           N/A             N/A

        Unit Value (Discovery Preferred) ......              N/A              N/A   $       1.83214           N/A             N/A
                                                   ---------------  --------------- --------------- --------------- ---------------
        Contract Owner Equity (Discovery
          Preferred) ..........................              N/A              N/A   $    27,850,921           N/A             N/A
                                                   ---------------  --------------- --------------- --------------- ---------------
        Contract Owner Units Outstanding
          (Discovery Select - rounded) ........        177,676,490       45,096,106      52,088,694      32,891,536      58,146,506

        Unit Value (Discovery Select) .........    $       2.12110  $       1.28651 $       1.55006 $       1.33658 $       1.76141
                                                   ---------------  --------------- --------------- --------------- ---------------
        Contract Owner Equity (Discovery
          Select) .............................    $   376,869,603  $    58,016,591 $    80,740,601 $    43,962,170 $   102,419,837
                                                   ---------------  --------------- --------------- --------------- ---------------
        Contract Owner Units Outstanding
          (Discovery Choice Basic - rounded)...          1,977,955          442,411         216,121         241,554       1,322,567

        Unit Value (Discovery Choice Basic) ...    $       1.21117  $       0.97128 $       1.24898 $       1.13626 $       1.04863
                                                   ---------------  --------------- --------------- --------------- ---------------
        Contract Owner Equity (Discovery
          Choice Basic) .......................    $     2,395,640  $       429,705 $       269,931 $       274,468 $     1,386,883
                                                   ---------------  --------------- --------------- --------------- ---------------
        Contract Owner Units Outstanding
          (Discovery Choice Enhanced -
          rounded) ............................          2,377,987          170,327         165,369         213,309       1,171,835

        Unit Value (Discovery Choice
          Enhanced) ...........................    $       1.20698  $       0.96798 $       1.24466 $       1.13250 $       1.04494
                                                   ---------------  --------------- --------------- --------------- ---------------
        Contract Owner Equity
          (Discovery Choice Enhanced) .........    $     2,870,183  $       164,873 $       205,828 $       241,572 $     1,224,498
                                                   ---------------  --------------- --------------- --------------- ---------------
        Contract Owner Units Outstanding
          (Strategic Partner Non-Exchange
          1 - rounded) ........................              N/A              N/A             N/A             N/A             N/A

        Unit Value (Strategic Partner Non-
          Exchange 1) .........................              N/A              N/A             N/A             N/A             N/A
                                                   ---------------  --------------- --------------- --------------- ---------------
        Contract Owner Equity (Strategic
          Partner Non-Exchange 1) .............              N/A              N/A             N/A             N/A             N/A
                                                   ---------------  --------------- --------------- --------------- ---------------
        Contract Owner Units Outstanding
          (Strategic Partner Non-Exchange
          2 - rounded) ........................              N/A              N/A             N/A             N/A             N/A
        Unit Value (Strategic Partner Non-
          Exchange 2) .........................              N/A              N/A             N/A             N/A             N/A
                                                   ---------------  --------------- --------------- --------------- ---------------
        Contract Owner Equity
          (Strategic Partner Non-Exchange 2)...              N/A              N/A             N/A             N/A             N/A
                                                   ---------------  --------------- --------------- --------------- ---------------
        Contract Owner Units Outstanding
          (Strategic Partner Non-Exchange
          3 - rounded) ........................              N/A              N/A             N/A             N/A             N/A
        Unit Value (Strategic Partner Non-
          Exchange 3) .........................              N/A              N/A             N/A             N/A             N/A
                                                   ---------------  --------------- --------------- --------------- ---------------
        Contract Owner Equity
          (Strategic Partner Non-Exchange 3)...              N/A              N/A             N/A             N/A             N/A
                                                   ---------------  --------------- --------------- --------------- ---------------
        TOTAL CONTRACT OWNER EQUITY ...........    $   382,135,426  $    58,611,169 $   109,067,281 $    44,478,210 $   105,031,218
                                                   ===============  =============== =============== =============== ===============




                                      A41

                                                                              SUBACCOUNTS (CONTINUED)
                                                  ---------------------------------------------------------------------------------
                                                                     PRUDENTIAL                                      SP ALLIANCE
                                                    PRUDENTIAL       DIVERSIFIED                       PREMIER        LARGE CAP
                                                       20/20        CONSERVATIVE     DAVIS VALUE       GROWTH          GROWTH
                                                  FOCUS PORTFOLIO  GROWTH PORTFOLIO    PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                  ---------------   --------------- --------------- --------------- ---------------

        Contract Owner Units
          Outstanding (Discovery Preferred -
          rounded) ............................             N/A               N/A             N/A             N/A             N/A

        Unit Value (Discovery Preferred) ......             N/A               N/A             N/A             N/A             N/A
                                                  ---------------   --------------- --------------- --------------- ---------------
        Contract Owner Equity (Discovery
          Preferred) ..........................             N/A               N/A             N/A             N/A             N/A
                                                  ---------------   --------------- --------------- --------------- ---------------
        Contract Owner Units Outstanding
          (Discovery Select - rounded) ........        77,865,791       177,871,105      38,693,721      21,872,680           N/A

        Unit Value (Discovery Select) .........   $       1.09942   $       1.07605 $       0.99182 $       0.79874           N/A
                                                  ---------------   --------------- --------------- --------------- ---------------
        Contract Owner Equity (Discovery
          Select) .............................   $    85,607,208   $   191,398,203 $    38,377,206 $    17,470,585           N/A
                                                  ---------------   --------------- --------------- --------------- ---------------
        Contract Owner Units Outstanding
          (Discovery Choice Basic - rounded)...           539,076           885,378         876,511         736,356           N/A

        Unit Value (Discovery Choice Basic)....   $       1.06732   $       1.08004 $       0.99213 $       0.79906           N/A
                                                  ---------------   --------------- --------------- --------------- ---------------
        Contract Owner Equity (Discovery
          Choice Basic) .......................   $       575,367   $       956,243 $       869,613 $       588,393           N/A
                                                  ---------------   --------------- --------------- --------------- ---------------
        Contract Owner Units Outstanding
          (Discovery Choice Enhanced -
          rounded) ............................         1,397,028           699,036       1,558,558       1,031,130           N/A

        Unit Value (Discovery Choice
          Enhanced) ...........................   $       1.06356   $       1.07631 $       0.99026 $       0.79742           N/A
                                                  ---------------   --------------- --------------- --------------- ---------------
        Contract Owner Equity
          (Discovery Choice Enhanced) .........   $     1,485,823   $       752,379 $     1,543,378 $       822,243           N/A
                                                  ---------------   --------------- --------------- --------------- ---------------
        Contract Owner Units Outstanding
          (Strategic Partner Non-Exchange
          1 - rounded) ........................             N/A               N/A             N/A             N/A         1,254,905

        Unit Value (Strategic Partner Non-
          Exchange 1) .........................             N/A               N/A             N/A             N/A   $       0.85233
                                                  ---------------   --------------- --------------- --------------- ---------------
        Contract Owner Equity (Strategic
          Partner Non-Exchange 1) .............             N/A               N/A             N/A             N/A   $     1,069,592
                                                  ---------------   --------------- --------------- --------------- ---------------
        Contract Owner Units Outstanding
          (Strategic Partner Non-Exchange
          2 - rounded) ........................             N/A               N/A             N/A             N/A         1,755,772

        Unit Value (Strategic Partner Non-
          Exchange 2) .........................             N/A               N/A             N/A             N/A   $       0.85187
                                                  ---------------   --------------- --------------- --------------- ---------------
        Contract Owner Equity (Strategic
          Partner Non-Exchange 2) .............             N/A               N/A             N/A             N/A   $     1,495,690
                                                  ---------------   --------------- --------------- --------------- ---------------
        Contract Owner Units Outstanding
          (Strategic Partner Non-Exchange
          3 - rounded) ........................             N/A               N/A             N/A             N/A         1,592,163

        Unit Value (Strategic Partner Non-
          Exchange 3) .........................             N/A               N/A             N/A             N/A   $       0.85163
                                                  ---------------   --------------- --------------- --------------- ---------------
        Contract Owner Equity
          (Strategic Partner Non-
          Exchange 3) .........................             N/A               N/A             N/A             N/A   $     1,355,934
                                                  ---------------   --------------- --------------- --------------- ---------------
        TOTAL CONTRACT OWNER EQUITY ...........   $    87,668,398   $   193,106,825 $    40,790,197 $    18,881,221 $     3,921,216
                                                  ===============   =============== =============== =============== ===============




                                      A42


                                                                               SUBACCOUNTS (CONTINUED)
                                                  ---------------------------------------------------------------------------------
                                                                                      SP INVESCO       SP PIMCO        SP PIMCO
                                                     SP DAVIS      SP SMALL/MID          SMALL           TOTAL           HIGH
                                                       VALUE         CAP VALUE          COMPANY          RETURN          YIELD
                                                     PORTFOLIO       PORTFOLIO     GROWTH PORTFOLIO    PORTFOLIO       PORTFOLIO
                                                  --------------- ---------------  ---------------- --------------- ---------------
        Contract Owner Units
          Outstanding (Discovery Preferred -
          rounded) ............................             N/A             N/A               N/A             N/A             N/A

        Unit Value (Discovery Preferred) ......             N/A             N/A               N/A             N/A             N/A
                                                  --------------- ---------------   --------------- --------------- ---------------
        Contract Owner Units Outstanding
          (Discovery Preferred - rounded) .....             N/A             N/A               N/A             N/A             N/A
                                                  --------------- ---------------   --------------- --------------- ---------------
        Unit Value (Discovery Preferred) ......             N/A             N/A               N/A             N/A             N/A

        Contract Owner Equity (Discovery
          Preferred) ..........................             N/A             N/A               N/A             N/A             N/A
                                                  --------------- ---------------   --------------- --------------- ---------------
        Contract Owner Units Outstanding
          (Discovery Select - rounded) ........             N/A             N/A               N/A             N/A             N/A
                                                  --------------- ---------------   --------------- --------------- ---------------
        Unit Value (Discovery Select) .........             N/A             N/A               N/A             N/A             N/A

        Contract Owner Equity (Discovery
          Select) .............................             N/A             N/A               N/A             N/A             N/A
                                                  --------------- ---------------   --------------- --------------- ---------------
        Contract Owner Units Outstanding
          (Discovery Choice Basic - rounded)...             N/A             N/A               N/A             N/A             N/A
                                                  --------------- ---------------   --------------- --------------- ---------------
        Unit Value (Discovery Choice Basic)....             N/A             N/A               N/A             N/A             N/A

        Contract Owner Equity (Discovery
          Choice Basic) .......................             N/A             N/A               N/A             N/A             N/A
                                                  --------------- ---------------   --------------- --------------- ---------------
        Contract Owner Units Outstanding
          (Discovery Choice Enhanced -
          rounded) ............................             N/A             N/A               N/A             N/A             N/A
                                                  --------------- ---------------   --------------- --------------- ---------------
        Unit Value (Discovery Choice
          Enhanced) ...........................             N/A             N/A               N/A             N/A             N/A

        Contract Owner Equity
          (Discovery Choice Enhanced) .........             N/A             N/A               N/A             N/A             N/A
                                                  --------------- ---------------   --------------- --------------- ---------------
        Contract Owner Units Outstanding
          (Strategic Partner Non-Exchange
          1 - rounded) ........................         3,263,900       1,013,389           441,462       1,448,492         722,150

        Unit Value (Strategic Partner Non-
          Exchange 1) .........................   $       1.01293 $       1.10899   $       0.83474 $       1.04774 $       1.01546
                                                  --------------- ---------------   --------------- --------------- ---------------
        Contract Owner Equity (Strategic
          Partner Non-Exchange 1) .............   $     3,306,101 $     1,123,839   $       368,505 $     1,517,643 $       733,314
                                                  --------------- ---------------   --------------- --------------- ---------------
        Contract Owner Units Outstanding
          (Strategic Partner Non-Exchange
          2 - rounded) ........................         1,945,466         347,741           299,778       1,000,276         357,097

        Unit Value (Strategic Partner Non-
          Exchange 2) .........................   $       1.01245 $       1.10842   $       0.83429 $       1.04720 $       1.01497
                                                  --------------- ---------------   --------------- --------------- ---------------
        Contract Owner Equity
          (Strategic Partner Non-
          Exchange 2) .........................   $     1,969,687 $       385,443   $       250,102 $     1,047,489 $       362,443
                                                  --------------- ---------------   --------------- --------------- ---------------
        Contract Owner Units Outstanding
          (Strategic Partner Non-Exchange
          3 - rounded) ........................         3,194,985         866,330           782,539         793,489         444,968

        Unit Value (Strategic Partner Non-
          Exchange 3) .........................   $       1.01213 $       1.10805   $       0.83404 $       1.04684 $       1.01459
                                                  --------------- ---------------   --------------- --------------- ---------------
        Contract Owner Equity (Strategic
          Partner Non-Exchange 3) .............   $     3,233,741 $       959,937   $       652,669 $       830,656 $       451,460
                                                  --------------- ---------------   --------------- --------------- ---------------
        TOTAL CONTRACT OWNER EQUITY ...........   $     8,509,529 $     2,469,219   $     1,271,276 $     3,395,788 $     1,547,217
                                                  =============== ===============   =============== =============== ===============




                                      A43


                                                                                SUBACCOUNTS (CONTINUED)
                                                  ---------------------------------------------------------------------------------
                                                    JANUS ASPEN                        SP AIM          SP MFS        SP STRATEGIC
                                                   SERIES GROWTH      SP LARGE       GROWTH AND        CAPITAL         PARTNERS
                                                      SERVICE         CAP VALUE        INCOME       OPPORTUNITIES   FOCUSED GROWTH
                                                     PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
                                                  ---------------  --------------- --------------- ---------------  ---------------
        Contract Owner Units Outstanding
          (Discovery Preferred - rounded) .....             N/A              N/A             N/A             N/A              N/A

        Unit Value (Discovery Preferred) ......             N/A              N/A             N/A             N/A              N/A
                                                  ---------------  --------------- --------------- ---------------  ---------------
        Contract Owner Equity (Discovery
          Preferred) ..........................             N/A              N/A             N/A             N/A              N/A
                                                  ---------------  --------------- --------------- ---------------  ---------------
        Contract Owner Units Outstanding
          (Discovery Select - rounded) ........             N/A              N/A             N/A             N/A              N/A

        Unit Value (Discovery Select) .........             N/A              N/A             N/A             N/A              N/A
                                                  ---------------  --------------- --------------- ---------------  ---------------
        Contract Owner Equity (Discovery
          Select) .............................             N/A              N/A             N/A             N/A              N/A
                                                  ---------------  --------------- --------------- ---------------  ---------------
        Contract Owner Units Outstanding
          (Discovery Choice Basic - rounded)...             N/A              N/A             N/A             N/A              N/A

        Unit Value (Discovery Choice Basic)....             N/A              N/A             N/A             N/A              N/A
                                                  ---------------  --------------- --------------- ---------------  ---------------
        Contract Owner Equity (Discovery
          Choice Basic) .......................             N/A              N/A             N/A             N/A              N/A
                                                  ---------------  --------------- --------------- ---------------  ---------------
        Contract Owner Units Outstanding
          (Discovery Choice Enhanced -
          rounded) ............................             N/A              N/A             N/A             N/A              N/A

        Unit Value (Discovery Choice
          Enhanced) ...........................             N/A              N/A             N/A             N/A              N/A
                                                  ---------------  --------------- --------------- ---------------  ---------------
        Contract Owner Equity (Discovery
          Choice Enhanced) ....................             N/A              N/A             N/A             N/A              N/A
                                                  ---------------  --------------- --------------- ---------------  ---------------
        Contract Owner Units Outstanding
          (Strategic Partner Non-Exchange
          1 - rounded) ........................         1,473,096          557,079         907,104         810,786          693,204

        Unit Value (Strategic Partner Non-
          Exchange 1) .........................   $       0.83038  $       1.04410 $       0.83933 $       0.91251  $       0.79227
                                                  ---------------  --------------- --------------- ---------------  ---------------
        Contract Owner Equity
          (Strategic Partner Non-
          Exchange 1) .........................   $     1,223,229  $       581,646 $       761,360 $       739,850  $       549,205
                                                  ---------------  --------------- --------------- ---------------  ---------------
        Contract Owner Units Outstanding
          (Strategic Partner Non-Exchange
          2 - rounded) ........................         1,012,346          340,670         383,123         652,725          681,560

        Unit Value (Strategic Partner
          Non-Exchange 2) .....................   $       0.82995  $       1.04359 $       0.83887 $       0.91203  $       0.79184
                                                  ---------------  --------------- --------------- ---------------  ---------------
        Contract Owner Equity (Strategic
          Partner Non-Exchange 2) .............   $       840,197  $       355,520 $       321,390 $       595,305  $       539,686
                                                  ---------------  --------------- --------------- ---------------  ---------------
        Contract Owner Units Outstanding
          (Strategic Partner Non-Exchange
          3 - rounded) ........................         1,295,174          305,406       1,337,786         690,992          997,234

        Unit Value (Strategic Partner Non-
          Exchange 3) .........................   $       0.82976  $       1.04325 $       0.83861 $       0.91177  $       0.79161
                                                  ---------------  --------------- --------------- ---------------  ---------------
        Contract Owner Equity
          (Strategic Partner Non-
          Exchange 3) .........................   $     1,074,684  $       318,615 $     1,121,881 $       630,025  $       789,420
                                                  ---------------  --------------- --------------- ---------------  ---------------
        TOTAL CONTRACT OWNER EQUITY ...........   $     3,138,110  $     1,255,781 $     2,204,631 $     1,965,180  $     1,878,311
                                                  ===============  =============== =============== ===============  ===============




                                      A44


                                                                              SUBACCOUNTS (CONTINUED)
                                                  ---------------------------------------------------------------------------------
                                                      SP MFS        SP PRUDENTIAL      SP AIM                       SP CONSERVATIVE
                                                      MID CAP       U.S. EMERGING    AGGRESSIVE      SP ALLIANCE          ASSET
                                                       GROWTH          GROWTH          GROWTH        TECHNOLOGY        ALLOCATION
                                                     PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO         PORTFOLIO
                                                  ---------------  --------------- --------------- ---------------  ---------------
        Contract Owner Units Outstanding
          (Discovery Preferred - rounded) .....             N/A              N/A             N/A             N/A              N/A

        Unit Value (Discovery Preferred) ......             N/A              N/A             N/A             N/A              N/A
                                                  ---------------  --------------- --------------- ---------------  ---------------
        Contract Owner Equity (Discovery
          Preferred) ..........................             N/A              N/A             N/A             N/A              N/A
                                                  ---------------  --------------- --------------- ---------------  ---------------
        Contract Owner Units Outstanding
          (Discovery Select - rounded) ........             N/A              N/A             N/A             N/A              N/A

        Unit Value (Discovery Select) .........             N/A              N/A             N/A             N/A              N/A
                                                  ---------------  --------------- --------------- ---------------  ---------------
        Contract Owner Equity (Discovery
          Select) .............................             N/A              N/A             N/A             N/A              N/A
                                                  ---------------  --------------- --------------- ---------------  ---------------
        Contract Owner Units Outstanding
          (Discovery Choice Basic - rounded)...             N/A              N/A             N/A             N/A              N/A

        Unit Value (Discovery Choice Basic)....             N/A              N/A             N/A             N/A              N/A
                                                  ---------------  --------------- --------------- ---------------  ---------------
        Contract Owner Equity (Discovery
          Choice Basic) .......................             N/A              N/A             N/A             N/A              N/A
                                                  ---------------  --------------- --------------- ---------------  ---------------
        Contract Owner Units Outstanding
          (Discovery Choice Enhanced -
          rounded) ............................             N/A              N/A             N/A             N/A              N/A

        Unit Value (Discovery Choice
          Enhanced) ...........................             N/A              N/A             N/A             N/A              N/A
                                                  ---------------  --------------- --------------- ---------------  ---------------
        Contract Owner Equity (Discovery
          Choice Enhanced) ....................             N/A              N/A             N/A             N/A              N/A
                                                  ---------------  --------------- --------------- ---------------  ---------------
        Contract Owner Units Outstanding
          (Strategic Partner Non-Exchange
          1 - rounded) ........................         1,181,291        1,515,243         599,327       1,305,959          831,559

        Unit Value (Strategic Partner Non-
          Exchange 1) .........................   $       0.97366  $       0.83561 $       0.85666 $       0.75990  $       1.00456
                                                  ---------------  --------------- --------------- ---------------  ---------------
        Contract Owner Equity (Strategic
          Partner Non-Exchange 1) .............   $     1,150,176  $     1,266,153 $       513,420 $       992,398  $       835,351
                                                  ---------------  --------------- --------------- ---------------  ---------------
        Contract Owner Units Outstanding
          (Strategic Partner Non-Exchange
          2 - rounded) ........................           898,357          751,146         534,817       1,867,790          665,041

        Unit Value (Strategic Partner Non-
          Exchange 2) .........................   $       0.97308  $       0.83520 $       0.85619 $       0.75950  $       1.00406
                                                  ---------------  --------------- --------------- ---------------  ---------------
        Contract Owner Equity (Strategic
          Partner Non-Exchange 2) .............   $       874,173  $       627,357 $       457,905 $     1,418,587  $       667,741
                                                  ---------------  --------------- --------------- ---------------  ---------------
        Contract Owner Units Outstanding
          (Strategic Partner Non-Exchange
          3 - rounded) ........................         1,175,567        1,729,790         898,874       2,337,710          288,927

        Unit Value (Strategic Partner Non-
          Exchange 3) .........................   $       0.97285  $       0.83496 $       0.85596 $       0.75927  $       1.00374
                                                  ---------------  --------------- --------------- ---------------  ---------------
        Contract Owner Equity (Strategic
          Partner Non-Exchange 3) .............   $     1,143,651  $     1,444,305 $       769,400 $     1,774,953  $       290,008
                                                  ---------------  --------------- --------------- ---------------  ---------------
        TOTAL CONTRACT OWNER EQUITY ...........   $     3,168,000  $     3,337,815 $     1,740,725 $     4,185,938  $     1,793,100
                                                  ===============  =============== =============== ===============  ===============






                                      A45


                                                                              SUBACCOUNTS (CONTINUED)
                                                  ---------------------------------------------------------------------------------
                                                    SP BALANCED       SP GROWTH     SP AGGRESSIVE    SP JENNISON      SP DEUTSCHE
                                                       ASSET            ASSET       GROWTH ASSET    INTERNATIONAL    INTERNATIONAL
                                                    ALLOCATION       ALLOCATION      ALLOCATION        GROWTH           EQUITY
                                                     PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
                                                  ---------------  --------------- --------------- ---------------  ---------------
        Contract Owner Units Outstanding
          (Discovery Preferred - rounded) .....             N/A              N/A             N/A             N/A              N/A

        Unit Value (Discovery Preferred) ......             N/A              N/A             N/A             N/A              N/A
                                                  ---------------  --------------- --------------- ---------------  ---------------
        Contract Owner Equity (Discovery
          Preferred) ..........................             N/A              N/A             N/A             N/A              N/A
                                                  ---------------  --------------- --------------- ---------------  ---------------
        Contract Owner Units Outstanding
          (Discovery Select - rounded) ........             N/A              N/A             N/A             N/A              N/A

        Unit Value (Discovery Select) .........             N/A              N/A             N/A             N/A              N/A
                                                  ---------------  --------------- --------------- ---------------  ---------------
        Contract Owner Equity (Discovery
          Select) .............................             N/A              N/A             N/A             N/A              N/A
                                                  ---------------  --------------- --------------- ---------------  ---------------
        Contract Owner Units Outstanding
          (Discovery Choice Basic - rounded)...             N/A              N/A             N/A             N/A              N/A

        Unit Value (Discovery Choice Basic)....             N/A              N/A             N/A             N/A              N/A
                                                  ---------------  --------------- --------------- ---------------  ---------------
        Contract Owner Equity (Discovery
          Choice Basic) .......................             N/A              N/A             N/A             N/A              N/A
                                                  ---------------  --------------- --------------- ---------------  ---------------
        Contract Owner Units Outstanding
          (Discovery Choice Enhanced -
          rounded) ............................             N/A              N/A             N/A             N/A              N/A

        Unit Value (Discovery Choice
          Enhanced) ...........................             N/A              N/A             N/A             N/A              N/A
                                                  ---------------  --------------- --------------- ---------------  ---------------
        Contract Owner Equity
          (Discovery Choice Enhanced) .........             N/A              N/A             N/A             N/A              N/A
                                                  ---------------  --------------- --------------- ---------------  ---------------
        Contract Owner Units Outstanding
          (Strategic Partner Non-Exchange
          1 - rounded) ........................         1,201,198        1,422,198         612,611         943,082          727,420

        Unit Value (Strategic Partner Non-
          Exchange 1) .........................   $       0.98004  $       0.95179 $       0.92990 $       0.84672  $       0.94430
                                                  ---------------  --------------- --------------- ---------------  ---------------
        Contract Owner Equity (Strategic
          Partner Non-Exchange 1) .............   $     1,177,222  $     1,353,634 $       569,667 $       798,526  $       686,903
                                                  ---------------  --------------- --------------- ---------------  ---------------
        Contract Owner Units Outstanding
          (Strategic Partner Non-Exchange
          2 - rounded) ........................           634,300        1,285,587         422,355         696,580          771,475

        Unit Value (Strategic Partner Non-
          Exchange 2) .........................   $       0.97950  $       0.95128 $       0.92940 $       0.84626  $       0.94384
                                                  ---------------  --------------- --------------- ---------------  ---------------
        Contract Owner Equity (Strategic
          Partner Non-Exchange 2) .............   $       621,297  $     1,222,953 $       392,537 $       589,488  $       728,149
                                                  ---------------  --------------- --------------- ---------------  ---------------
        Contract Owner Units Outstanding
          (Strategic Partner Non-Exchange
          3 - rounded) ........................         1,836,214        1,300,041       1,073,826       1,178,408          752,798

        Unit Value (Strategic Partner Non-
          Exchange 3) .........................   $       0.97922  $       0.95105 $       0.92916 $       0.84597  $       0.94350
                                                  ---------------  --------------- --------------- ---------------  ---------------
        Contract Owner Equity (Strategic
          Partner Non-Exchange 3) .............   $     1,798,057  $     1,236,404 $       997,756 $       996,898  $       710,265
                                                  ---------------  --------------- --------------- ---------------  ---------------
        TOTAL CONTRACT OWNER EQUITY ...........   $     3,596,576  $     3,812,991 $     1,959,960 $     2,384,912  $     2,125,317
                                                  ===============  =============== =============== ===============  ===============





                                      A46

NOTE 5:  CHARGES AND EXPENSES

            A.  Mortality Risk and Expense Risk Charges

                 The mortality risk and expense risk charges, at an effective annual rate of 1.25%, 1.25%, 1.35%, 1.65%, 1.40%, 1.60% and
                 1.70%, are applied daily against the net assets representing equity of Discovery Preferred, Discovery Select, Discovery Choice Basic, Discovery Choice Enhanced, Strategic Partners GMDB, Strategic Partners GMDB-1 and Strategic Partner GMDB-2 contract owners, respectively, held in each subaccount. Mortality risk is that annuitants may live longer than estimated and expense risk is that the cost of issuing and administering the contracts may exceed related charges by Pruco Life.

            B.  Administration Charges

                 The administration charges, at an effective annual rate of .15%, are applied daily against the net assets representing equity of Discovery Preferred and Discovery Select contract owners held in each subaccount. Administration charges include costs associated with issuing the contract, establishing and maintaining records, and providing reports to contract owners.

            C.  Withdrawal Charge

                 A withdrawal charge may be made upon full or partial contract owner redemptions. The charge compensates Pruco Life for paying all of the expenses of selling and distributing the contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature, and other promotional activities. No withdrawal charge is imposed whenever earnings are withdrawn.

NOTE 6:  TAXES

            Pruco Life is taxed as a "life insurance company" as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential's consolidated federal tax return. Under current federal law, no federal income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements.

NOTE 7:  UNIT ACTIVITY

            Transactions in units (including transfers among subaccounts) for the years ended December 31, 2000 and 1999 were as follows:


                                                                                  SUBACCOUNTS
                                          --------------------------------------------------------------------------------------
                                                   PRUDENTIAL                      PRUDENTIAL                  PRUDENTIAL
                                                  MONEY MARKET                  DIVERSIFIED BOND             HIGH YIELD BOND
                                                   PORTFOLIO                       PORTFOLIO                   PORTFOLIO
                                          --------------------------    ----------------------------    ------------------------
                                               2000         1999             2000            1999            2000        1999
                                          ------------  ------------    ------------    ------------    -----------  -----------
            Contract Owner Contributions:  517,020,713   456,935,811      96,373,288     291,375,622     65,855,916  133,657,032
            Contract Owner Redemptions:   (579,941,348) (319,757,994)   (121,403,531)   (111,214,388)   (84,950,670) (78,517,650)
                                          ============  ============    ============    ============    ===========  ===========


                                                                              SUBACCOUNTS (CONTINUED)
                                          --------------------------------------------------------------------------------------
                                                  PRUDENTIAL                  OCC ACCUMULATION                PRUDENTIAL
                                             CONSERVATIVE BALANCED              TRUST MANAGED                 STOCK INDEX
                                                   PORTFOLIO                      PORTFOLIO                    PORTFOLIO
                                          --------------------------    ----------------------------    ------------------------
                                               2000         1999             2000            1999            2000        1999
                                          ------------  ------------    ------------    ------------    -----------  -----------
            Contract Owner Contributions:    2,027,344     5,140,472      26,082,357      97,333,166    109,879,093  217,901,612
            Contract Owner Redemptions:    (17,414,144)  (14,347,237)    (92,299,796)    (78,496,794)   (82,987,360) (63,462,137)


                                                                              SUBACCOUNTS (CONTINUED)
                                          --------------------------------------------------------------------------------------
                                                  PRUDENTIAL                      AIM V.I.                   T. ROWE PRICE
                                                     VALUE                     GROWTH & INCOME               EQUITY INCOME
                                                   PORTFOLIO                        FUND                       PORTFOLIO
                                          --------------------------    ----------------------------    ------------------------
                                               2000         1999             2000            1999            2000        1999
                                          ------------  ------------    ------------    ------------    -----------  -----------
            Contract Owner Contributions:   42,232,943    93,026,349      31,274,527      46,491,648     24,742,560   43,773,751
            Contract Owner Redemptions:    (78,285,668)  (74,114,631)    (16,490,645)    (12,380,878)   (35,859,499) (24,719,079)


                                                                              SUBACCOUNTS (CONTINUED)
                                          --------------------------------------------------------------------------------------
                                                  PRUDENTIAL                      PRUDENTIAL                   PRUDENTIAL
                                                    EQUITY                         JENNISON                 FLEXIBLE MANAGED
                                                  PORTFOLIO                       PORTFOLIO                    PRUDENTIAL
                                          --------------------------    ----------------------------    ------------------------
                                               2000         1999             2000            1999            2000        1999
                                          ------------  ------------    ------------    ------------    -----------  -----------
            Contract Owner Contributions:   73,667,493   150,750,917     191,012,256     254,836,824      1,285,302    2,136,574
            Contract Owner Redemptions:    (99,095,327)  (75,237,504)    (81,150,852)    (69,429,979)   (10,970,269)  (9,300,119)




                                      A47


                                                                              SUBACCOUNTS (CONTINUED)
                                          --------------------------------------------------------------------------------------
                                                   AIM V.I.                      JANUS ASPEN
                                                     VALUE                         GROWTH                        MFS
                                                     FUND                         PORTFOLIO                RESEARCH SERIES
                                          --------------------------    ----------------------------    ------------------------
                                               2000         1999             2000            1999            2000        1999
                                          ------------  ------------    ------------    ------------    -----------  -----------
            Contract Owner Contributions:   85,040,645   109,052,648      95,255,733     107,500,782     13,942,476   18,280,673
            Contract Owner Redemptions:    (27,882,345)  (19,289,303)    (31,976,816)    (20,319,212)   (10,424,858)  (9,946,023)


                                                                              SUBACCOUNTS (CONTINUED)
                                          --------------------------------------------------------------------------------------
                                                     MFS                   OCC ACCUMULATION TRUST        GLOBAL POST-VENTURE
                                               EMERGING GROWTH                    SMALL CAP                     CAPITAL
                                                   SERIES                         PORTFOLIO                   PORTFOLIO
                                          --------------------------    ----------------------------    ------------------------
                                               2000         1999             2000            1999            2000        1999
                                          ------------  ------------    ------------    ------------    -----------  -----------
            Contract Owner Contributions:   84,017,529    70,528,991      18,568,144      22,091,651     20,100,948    8,119,699
            Contract Owner Redemptions:    (45,017,618)  (25,076,467)    (18,449,622)    (19,841,734)    (7,174,748)  (4,128,642)


                                                                              SUBACCOUNTS (CONTINUED)
                                          --------------------------------------------------------------------------------------
                                                   PRUDENTIAL                      PRUDENTIAL             JANUS ASPEN SERIES
                                                     GLOBAL                     NATURAL RESOURCES         INTERNATIONAL GROWTH
                                                   PORTFOLIO                       PORTFOLIO                  PORTFOLIO
                                          --------------------------    ----------------------------    ------------------------
                                               2000         1999             2000            1999            2000        1999
                                          ------------  ------------    ------------    ------------    -----------  -----------
            Contract Owner Contributions:   37,143,001    38,863,649       1,441,134      733,657.93    142,147,493   58,594,897
            Contract Owner Redemptions:    (15,286,095)  (10,766,101)       (982,344)  (2,002,436.23)   (94,344,245) (20,034,764)


                                                                              SUBACCOUNTS (CONTINUED)
                                          --------------------------------------------------------------------------------------
                                                  T. ROWE PRICE                    PRUDENTIAL               AMERICAN CENTURY
                                              INTERNATIONAL STOCK            SMALL CAPITALIZATION              VP VALUE
                                                    PORTFOLIO                    STOCK PORTFOLIO                  FUND
                                          --------------------------    ----------------------------    ------------------------
                                               2000         1999             2000            1999            2000        1999
                                          ------------  ------------    ------------    ------------    -----------  -----------
            Contract Owner Contributions:   65,740,338    14,025,682      25,914,520      35,801,924     15,615,178   25,178,300
            Contract Owner Redemptions:    (57,425,542)   (6,555,084)    (10,686,283)     (9,019,886)    (7,817,467)  (2,712,585)


                                                                              SUBACCOUNTS (CONTINUED)
                                          --------------------------------------------------------------------------------------
                                                                                PRUDENTIAL                   PRUDENTIAL
                                                   FRANKLIN                        20/20              DIVERSIFIED CONSERVATIVE
                                                SMALL CAP FUND                 FOCUS PORTFOLIO**          GROWTH PORTFOLIO**
                                          --------------------------    ----------------------------   -------------------------
                                               2000         1999             2000            1999            2000        1999
                                          ------------  ------------    ------------    ------------   ------------  -----------
            Contract Owner Contributions:   75,290,652    20,865,250      43,363,774      55,311,847    101,893,545  109,391,417
            Contract Owner Redemptions:    (36,027,246)   (2,308,089)    (14,276,466)     (4,597,260)   (24,747,395)  (7,082,049)


                                                                              SUBACCOUNTS (CONTINUED)
                                          --------------------------------------------------------------------------------------
                                                                                                             SP ALLIANCE
                                                 DAVIS VALUE                   PREMIER GROWTH             LARGE CAP GROWTH
                                                 PORTFOLIO***                    PORTFOLIO***                PORTFOLIO****
                                          --------------------------    ----------------------------   -------------------------
                                                     2000                          2000                          2000
                                          --------------------------    ----------------------------   -------------------------
            Contract Owner Contributions:         42,894,843                    25,603,966                     4,604,259
            Contract Owner Redemptions:           (1,766,053)                   (1,963,800)                       (1,419)


                                                                              SUBACCOUNTS (CONTINUED)
                                          --------------------------------------------------------------------------------------
                                                                                                              SP INVESCO
                                                 SP DAVIS VALUE               SP SMALL/MID CAP           SMALL COMPANY GROWTH
                                                  PORTFOLIO****                VALUE PORTFOLIO****             PORTFOLIO****
                                          --------------------------    ----------------------------    ------------------------
                                                     2000                          2000                          2000
                                          --------------------------    ----------------------------    ------------------------
            Contract Owner Contributions:          8,422,345                     2,231,647                     1,523,847
            Contract Owner Redemptions:              (17,944)                       (4,187)                          (68)


                                                                              SUBACCOUNTS (CONTINUED)
                                          --------------------------------------------------------------------------------------
                                                                                                             JANUS ASPEN
                                             SP PIMCO TOTAL RETURN            SP PIMCO HIGH YIELD           GROWTH SERVICE
                                                  PORTFOLIO****                   PORTFOLIO****           SHARES PORTFOLIO****
                                          --------------------------    ----------------------------   -------------------------
                                                     2000                          2000                          2000
                                          --------------------------    ----------------------------   -------------------------
            Contract Owner Contributions:          3,247,266                     1,526,821                     3,785,964
            Contract Owner Redemptions:               (5,008)                       (2,606)                       (5,349)



                                      A48

                                                                              SUBACCOUNTS (CONTINUED)
                                          --------------------------------------------------------------------------------------
                                                                                    SP AIM                      SP MFS
                                                  SP LARGE CAP                  GROWTH AND INCOME        CAPITAL OPPORTUNITIES
                                               VALUE PORTFOLIO****                PORTFOLIO****               PORTFOLIO****
                                          --------------------------    ----------------------------   -------------------------
                                                      2000                          2000                          2000
                                          --------------------------    ----------------------------   -------------------------
            Contract Owner Contributions:           1,225,560                     2,680,888                    2,156,221
            Contract Owner Redemptions:               (22,405)                      (52,875)                      (1,718)


                                                                              SUBACCOUNTS (CONTINUED)
                                          --------------------------------------------------------------------------------------
                                                   SP STRATEGIC                    SP MFS                  SP PRUDENTIAL U.S.
                                                 PARTNERS FOCUSED              MID CAP GROWTH               EMERGING GROWTH
                                               GROWTH PORTFOLIO****              PORTFOLIO****                PORTFOLIO****
                                          --------------------------    ----------------------------   -------------------------
                                                      2000                          2000                          2000
                                          --------------------------    ----------------------------   -------------------------
            Contract Owner Contributions:           2,372,402                     3,255,777                    4,006,180
            Contract Owner Redemptions:                  (404)                         (561)                     (10,001)


                                                                              SUBACCOUNTS (CONTINUED)
                                          --------------------------------------------------------------------------------------
                                                     SP AIM                      SP ALLIANCE                SP CONSERVATIVE
                                                AGGRESSIVE GROWTH                 TECHNOLOGY                ASSET ALLOCATION
                                                  PORTFOLIO****                  PORTFOLIO****                PORTFOLIO****
                                          --------------------------    ----------------------------   -------------------------
                                                      2000                          2000                          2000
                                          --------------------------    ----------------------------   -------------------------
            Contract Owner Contributions:           2,037,442                     5,513,243                    1,786,996
            Contract Owner Redemptions:                (4,424)                       (1,784)                      (1,469)


                                                                              SUBACCOUNTS (CONTINUED)
                                          --------------------------------------------------------------------------------------
                                                  SP BALANCED                    SP GROWTH               SP AGGRESSIVE GROWTH
                                                ASSET ALLOCATION               ASSET ALLOCATION             ASSET ALLOCATION
                                                  PORTFOLIO****                  PORTFOLIO****                PORTFOLIO****
                                          --------------------------    ----------------------------   -------------------------
                                                      2000                          2000                          2000
                                          --------------------------    ----------------------------   -------------------------
            Contract Owner Contributions:           3,695,205                     4,008,050                    2,111,133
            Contract Owner Redemptions:               (23,493)                         (224)                      (2,341)


                                                             SUBACCOUNTS (CONTINUED)
                                          ----------------------------------------------------------
                                                   SP JENNISON                  SP DEUTSCHE
                                              INTERNATIONAL GROWTH          INTERNATIONAL EQUITY
                                                  PORTFOLIO****                  PORTFOLIO****
                                          --------------------------    ----------------------------
                                                      2000                          2000
                                          --------------------------    ----------------------------
            Contract Owner Contributions:          2,822,677                     2,264,283
            Contract Owner Redemptions:               (4,607)                      (12,590)



       ** Became available on May 3, 1999
      *** Became available on May 1, 2000
     **** Became available on September 22, 2000




                                      A49

NOTE 8:  PURCHASES AND SALES OF INVESTMENTS

            The aggregate costs of purchases and proceeds from sales of investments in the Series Fund and the non-Prudential administered funds for the year ended December 31, 2000 were as follows:


                                                                                 SUBACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                                                                     PRUDENTIAL             OCC
                                            PRUDENTIAL         PRUDENTIAL         PRUDENTIAL        CONSERVATIVE       ACCUMULATION
                                           MONEY MARKET     DIVERSIFIED BOND    HIGH YIELD BOND       BALANCED         TRUST MANAGED
                                             PORTFOLIO         PORTFOLIO           PORTFOLIO         PORTFOLIO           PORTFOLIO
                                          ---------------   ----------------    ---------------   --------------      -------------
              Purchases ................  $ 279,863,707      $  15,321,033       $  11,290,759     $     389,462      $     597,257
              Sales ....................  $(362,129,045)     $ (53,668,971)      $ (39,647,758)    $ (24,904,371)     $ (95,832,835)


                                                                           SUBACCOUNTS (CONTINUED)
                                          -----------------------------------------------------------------------------------------
                                            PRUDENTIAL         PRUDENTIAL           AIM V.I.       T. ROWE PRICE        PRUDENTIAL
                                            STOCK INDEX          VALUE          GROWTH & INCOME    EQUITY INCOME          EQUITY
                                            PORTFOLIO          PORTFOLIO           PORTFOLIO         PORTFOLIO          PORTFOLIO
                                          ---------------    -------------      ---------------   --------------      --------------
              Purchases ................  $  79,052,862      $   3,715,328       $  33,338,934     $   7,138,434      $  16,672,065
              Sales ....................  $ (40,870,794)     $ (74,536,262)      $  (6,321,882)    $ (25,877,462)     $ (72,556,021)


                                                                           SUBACCOUNTS (CONTINUED)
                                          -----------------------------------------------------------------------------------------
                                            PRUDENTIAL         PRUDENTIAL           AIM V.I.     JANUS ASPEN SERIES        MFS
                                             JENNISON        FLEXIBLE MANAGED         VALUE            GROWTH            RESEARCH
                                            PORTFOLIO          PORTFOLIO              FUND           PORTFOLIO            SERIES
                                          ---------------   ----------------     -------------   ------------------   -------------
              Purchases ................  $ 288,721,338      $     235,264       $ 115,929,456     $ 145,765,289      $  10,375,611
              Sales ....................  $ (17,871,193)     $ (16,126,969)      $  (4,163,285)    $  (9,594,228)     $  (5,711,359)


                                                                           SUBACCOUNTS (CONTINUED)
                                          -----------------------------------------------------------------------------------------
                                               MFS                OCC               GLOBAL                              PRUDENTIAL
                                            EMERGING       ACCUMULATION TRUST    POST-VENTURE        PRUDENTIAL           NATURAL
                                             GROWTH             SMALL CAP           CAPITAL            GLOBAL            RESOURCES
                                             SERIES             PORTFOLIO          PORTFOLIO         PORTFOLIO           PORTFOLIO
                                          ---------------  ------------------    -------------     -------------      -------------
              Purchases ................  $ 115,627,464      $   8,661,502       $  26,171,684     $  50,359,577      $   1,785,764
              Sales ....................  $ (19,496,023)     $  (8,833,857)      $  (2,345,929)    $  (5,492,949)     $  (1,210,378)


                                                                           SUBACCOUNTS (CONTINUED)
                                          -----------------------------------------------------------------------------------------
                                            JANUS ASPEN      T. ROWE PRICE        PRUDENTIAL
                                           INTERNATIONAL     INTERNATIONAL           SMALL           AMERICAN            FRANKLIN
                                              GROWTH             STOCK           CAPITALIZATION       CENTURY            SMALL CAP
                                             PORTFOLIO         PORTFOLIO        STOCK PORTFOLIO    VP VALUE FUND           FUND
                                          ---------------   ----------------    ---------------   -------------       -------------
              Purchases ................  $ 213,246,563      $  74,651,944       $  25,390,004     $  11,584,775      $ 124,975,546
              Sales ....................  $ (94,200,868)     $ (63,786,450)      $  (4,489,503)    $  (3,493,947)     $ (42,307,033)



                                                                           SUBACCOUNTS (CONTINUED)
                                          -----------------------------------------------------------------------------------------
                                                               PRUDENTIAL                                              SP ALLIANCE
                                            PRUDENTIAL         DIVERSIFIED                                                LARGE
                                               20/20          CONSERVATIVE         DAVIS VALUE         PREMIER          CAP GROWTH
                                          FOCUS PORTFOLIO   GROWTH PORTFOLIO        PORTFOLIO     GROWTH PORTFOLIO      PORTFOLIO
                                          ---------------   ----------------      -------------   ----------------    -------------
              Purchases ................  $  35,946,087      $  82,421,141       $  40,330,742     $  22,741,415      $   4,215,397
              Sales ....................  $  (4,085,332)     $  (2,675,845)      $     (70,772)    $    (225,743)     $    (106,165)



                                                                           SUBACCOUNTS (CONTINUED)
                                          -----------------------------------------------------------------------------------------
                                                                                  SP INVESCO
                                                              SP SMALL/MID       SMALL COMPANY        SP PIMCO           SP PIMCO
                                          SP DAVIS VALUE       CAP VALUE            GROWTH          TOTAL RETURN        HIGH YIELD
                                             PORTFOLIO         PORTFOLIO           PORTFOLIO         PORTFOLIO          PORTFOLIO
                                          ---------------    -------------       -------------     -------------      -------------
              Purchases ................  $   8,341,329      $   2,363,357       $   1,355,650     $   3,492,398      $   1,591,359
              Sales ....................  $    (121,993)     $     (71,487)      $     (32,677)    $    (177,384)     $     (71,863)




                                      A50


                                                                           SUBACCOUNTS (CONTINUED)
                                          -----------------------------------------------------------------------------------------
                                                                                                                       SP STRATEGIC
                                           JANUS ASPEN                              SP AIM           SP MFS              PARTNERS
                                              GROWTH           SP LARGE            GROWTH AND         CAPITAL            FOCUSED
                                          SERVICE SHARES       CAP VALUE             INCOME        OPPORTUNITIES         GROWTH
                                            PORTFOLIO          PORTFOLIO           PORTFOLIO         PORTFOLIO          PORTFOLIO
                                          --------------     -------------       -------------     -------------      -------------
              Purchases ................   $   3,553,193     $   1,274,013       $   2,524,508     $   2,111,266      $   2,074,112
              Sales ....................   $    (109,972)    $     (66,846)      $    (213,617)    $    (113,990)     $     (19,345)

                                                                           SUBACCOUNTS (CONTINUED)
                                          -----------------------------------------------------------------------------------------
                                                                                                                            SP
                                                             SP PRUDENTIAL           SP AIM                            CONSERVATIVE
                                              SP MFS         U.S. EMERGING         AGGRESSIVE       SP ALLIANCE            ASSET
                                          MID CAP GROWTH        GROWTH               GROWTH         TECHNOLOGY          ALLOCATION
                                             PORTFOLIO         PORTFOLIO           PORTFOLIO        PORTFOLIO           PORTFOLIO
                                          --------------     -------------       -------------     -------------      -------------
              Purchases ................   $   3,416,236     $   3,623,558       $   1,881,405     $   4,728,068      $   1,760,720
              Sales ....................   $    (162,530)    $     (83,082)      $     (28,223)    $     (37,396)     $     (12,512)

                                                                           SUBACCOUNTS (CONTINUED)
                                          -----------------------------------------------------------------------------------------
                                                                                 SP AGGRESSIVE      SP JENNISON        SP DEUTSCHE
                                             SP BALANCED       SP GROWTH          GROWTH ASSET     INTERNATIONAL      INTERNATIONAL
                                          ASSET ALLOCATION  ASSET ALLOCATION      ALLOCATION          GROWTH             EQUITY
                                              PORTFOLIO        PORTFOLIO           PORTFOLIO         PORTFOLIO          PORTFOLIO
                                          ----------------  ----------------     -------------     -------------      -------------
              Purchases ................   $   3,718,640     $   4,569,701       $   2,013,979     $   2,571,474      $   2,148,340
              Sales ....................   $    (180,278)    $    (786,667)      $     (38,952)    $     (97,709)     $     (69,783)



                                      A51

                               REPORT OF INDEPENDENT ACCOUNTANTS


To the Contract Owners of the
Pruco Life Flexible Premium Variable Annuity Account and the Board of Directors of Pruco Life Insurance Company

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net asset present fairly, in all material aspects, the financial position of the subaccounts (Prudential Money Market Portfolio, Prudential Diversified Bond Portfolio, Prudential High Yield Bond Portfolio, Prudential Conservative Balanced Portfolio, OCC Accumulation Trust Managed Portfolio, Prudential Stock Index Portfolio, Prudential Value Portfolio, AIM VI Growth and Income Fund, T. Rowe Price Equity Income Portfolio, Prudential Equity Portfolio, Prudential Jennison Portfolio, Prudential Flexible Managed Portfolio, AIM VI Value Fund, Janus Aspen Growth Portfolio, MFS Research Series, MFS Emerging Growth Series, OCC Accumulation Trust Small Cap Portfolio, Global Post-Venture Capital Portfolio, Prudential Global Portfolio, Prudential Natural Resources Portfolio, Janus Aspen International Growth Portfolio, T. Rowe Price International Stock Portfolio, Prudential Small Capitalization Stock Portfolio. American Century VP Value Fund, Franklin Small Cap Fund, Prudential 20/20 Focus Portfolio, Prudential Diversified Conservative Growth Portfolio, Davis Value Portfolio, Premier Growth Portfolio, SP Alliance Large Cap Growth Portfolio, SP Davis Value Portfolio, SP Small/Mid Cap Value Portfolio, SP lnvesco Small Company Growth Portfolio, SP Pimco Total Return Portfolio, SP Pimco High Yield Portfolio, Janus Aspen Growth Service Shares Portfolio, SP Large Cap Value Portfolio, SP AIM Growth and Income Portfolio, SP MFS Capital Opportunities Portfolio, SP Strategic Partners Focused Growth Portfolio, SP MFS Mid Cap Growth Portfolio, SP Prudential U.S. Emerging Growth Portfolio, SP AIM Aggressive Growth Portfolio, SP Alliance Technology Portfolio, SP Conservative Asset Allocation Portfolio, SP Balanced Asset Allocation Portfolio, SP Growth Asset Allocation Portfolio, SP Aggressive Growth Asset Allocation Portfolio, SP Jennison International Growth Portfolio and SP Deutsche International Equity) of the Pruco Life Flexible Premium Variable Annuity Account at December 31, 2000, and the results of each of their operations and the changes in each of their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of Pruco Life Insurance Company; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of fund shares owned at December 31, 2000 with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
March 30, 2001




                                      A52

       CONSOLIDATED FINANCIAL STATEMENTS OF PRUCO LIFE INSURANCE COMPANY

Pruco Life Insurance Company and Subsidiaries

Consolidated Statements of Financial Position
December 31, 2000 and 1999 (In Thousands)
--------------------------------------------------------------------------------

                                                                                                     2000                1999
                                                                                                  -----------         -----------
ASSETS
Fixed maturities
     Available for sale, at fair value (amortized cost, 2000: $3,552,244;
       1999:$3,084,057)                                                                           $ 3,561,521         $ 2,998,362
     Held to maturity, at amortized cost (fair value, 2000: $320,634;
       1999: $377,822)                                                                                324,546             388,990
Equity securities - available for sale, at fair value (cost, 2000: $13,446;
       1999: $3,238)                                                                                   10,804               4,532
Mortgage loans on real estate                                                                           9,327              10,509
Policy loans                                                                                          855,374             792,352
Short-term investments                                                                                202,815              84,621
Other long-term investments                                                                            83,738              77,769
                                                                                                  -----------         -----------
               Total investments                                                                    5,048,125           4,357,135
Cash and cash equivalents                                                                             453,071             198,994
Deferred policy acquisition costs                                                                   1,132,653           1,062,785
Accrued investment income                                                                              82,297              68,917
Receivables from affiliates                                                                            51,586                  --
Other assets                                                                                           61,013              48,228
Separate Account assets                                                                            16,230,264          16,032,449
                                                                                                  -----------         -----------
TOTAL ASSETS                                                                                      $23,059,009         $21,768,508
                                                                                                  ===========         ===========
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities
Policyholders' account balances                                                                   $ 3,646,668         $ 3,125,049
Future policy benefits and other policyholder liabilities                                             702,862             629,522
Cash collateral for loaned securities                                                                 185,849              87,336
Securities sold under agreements to repurchase                                                        104,098              21,151
Income taxes payable                                                                                  235,795             145,600
Payables to affiliates                                                                                     --                 487
Other liabilities                                                                                     120,891              57,095
Separate Account liabilities                                                                       16,230,264          16,032,449
                                                                                                  -----------         -----------
Total liabilities                                                                                  21,226,427          20,098,689
                                                                                                  -----------         -----------
Contingencies (See Footnote 12)
Stockholder's Equity
Common stock, $10 par value;
        1,000,000 shares, authorized;
        250,000 shares, issued and outstanding                                                          2,500               2,500
Paid-in-capital                                                                                       466,748             439,582
Retained earnings                                                                                   1,361,924           1,258,428

Accumulated other comprehensive income (loss):
    Net unrealized investment gains (losses)                                                            4,730             (28,364)
    Foreign currency translation adjustments                                                           (3,320)             (2,327)
                                                                                                  -----------         -----------
Accumulated other comprehensive income (loss)                                                           1,410             (30,691)
                                                                                                  -----------         -----------
Total stockholder's equity                                                                          1,832,582           1,669,819
                                                                                                  -----------         -----------
TOTAL LIABILITIES AND
     STOCKHOLDER'S EQUITY                                                                         $23,059,009         $21,768,508
                                                                                                  ===========         ===========

                 See Notes to Consolidated Financial Statements

Pruco Life Insurance Company and Subsidiaries

Consolidated Statements of Operations and Comprehensive Income
Years Ended December 31, 2000, 1999 and 1998 (In Thousands)
--------------------------------------------------------------------------------

                                                                                    2000               1999               1998
                                                                                  --------           --------           --------
REVENUES
Premiums                                                                          $121,921           $ 98,976           $ 82,139
Policy charges and fee income                                                      474,861            414,425            350,569
Net investment income                                                              337,919            276,821            261,430
Realized investment (losses) gains, net                                            (20,679)           (32,545)            44,841
Asset management fees                                                               71,160             60,392             40,200
Other income                                                                         2,503              1,397              1,067
                                                                                  --------           --------           --------

Total revenues                                                                     987,685            819,466            780,246
                                                                                  --------           --------           --------
BENEFITS AND EXPENSES

Policyholders' benefits                                                            248,063            205,042            193,739
Interest credited to policyholders' account balances                               171,010            136,852            118,992
General, administrative and other expenses                                         410,684            392,041            231,320
                                                                                  --------           --------           --------

Total benefits and expenses                                                        829,757            733,935            544,051
                                                                                  --------           --------           --------

Income from operations before income taxes                                         157,928             85,531            236,195
                                                                                  --------           --------           --------

Income tax provision                                                                54,432             29,936             84,233
                                                                                  --------           --------           --------

NET INCOME                                                                         103,496             55,595            151,962
                                                                                  --------           --------           --------

Other comprehensive income (loss), net of tax:

     Unrealized gains (losses) on securities, net of
     reclassification adjustment                                                    33,094            (38,266)            (7,227)

     Foreign currency translation adjustments                                         (993)              (742)             2,980
                                                                                  --------           --------           --------

Other comprehensive income (loss)                                                   32,101            (39,008)            (4,247)
                                                                                  --------           --------           --------

TOTAL COMPREHENSIVE INCOME                                                        $135,597           $ 16,587           $147,715
                                                                                  ========           ========           ========

                 See Notes to Consolidated Financial Statements

Pruco Life Insurance Company and Subsidiaries

Consolidated Statements of Changes in Stockholder's Equity
Years Ended December 31, 2000, 1999 and 1998 (In Thousands)
--------------------------------------------------------------------------------

                                                                                Accumulated
                                                                                   other         Total
                                                     Common       Paid-in-       Retained    comprehensive  stockholder's
                                                      stock       capital        earnings    income (loss)     equity
                                                     -------      --------      ----------   -------------  -------------
Balance,  January 1, 1998                            $ 2,500      $439,582      $1,050,871     $ 12,564      $1,505,517
    Net income                                            --            --         151,962           --         151,962

    Change in foreign currency
        translation adjustments,
        net of taxes                                      --            --              --        2,980           2,980

    Change in net unrealized
        investment gains, net of
        reclassification adjustment
        and taxes                                         --            --              --       (7,227)         (7,227)
                                                     -------      --------      ----------     --------      ----------
Balance,  December 31, 1998                            2,500       439,582       1,202,833        8,317       1,653,232

   Net income                                             --            --          55,595           --          55,595

    Change in foreign currency
        translation adjustments,
        net of taxes                                      --            --              --         (742)           (742)

    Change in net unrealized
        investment losses, net of
        reclassification adjustment
        and taxes                                         --            --              --      (38,266)        (38,266)
                                                     -------      --------      ----------     --------      ----------
Balance,  December 31, 1999                            2,500       439,582       1,258,428      (30,691)      1,669,819

    Net income                                            --                       103,496                      103,496

    Contribution from Parent                                        27,166                                       27,166

    Change in foreign currency
        translation adjustments,
        net of taxes                                      --            --              --         (993)           (993)

    Change in net unrealized
        investment gains, net of
        reclassification adjustment
        and taxes                                         --            --              --       33,094          33,094
                                                     -------      --------      ----------     --------      ----------
Balance,  December 31, 2000                          $ 2,500      $466,748      $1,361,924     $  1,410      $1,832,582
                                                     =======      ========      ==========     ========      ==========

                 See Notes to Consolidated Financial Statements

Pruco Life Insurance Company and Subsidiaries

Consolidated Statements of Cash Flows
Years Ended December 31, 2000, 1999 and 1998 (In Thousands)
--------------------------------------------------------------------------------

                                                                                    2000                1999                1998
                                                                                -----------         -----------         -----------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                                      $   103,496         $    55,595         $   151,962
Adjustments to reconcile net income to net cash (used in)
     provided by operating activities:
     Policy charges and fee income                                                  (72,275)            (83,961)            (29,827)
     Interest credited to policyholders' account balances                           171,010             136,852             118,992
     Realized investment losses (gains), net                                         20,679              32,545             (44,841)
     Amortization and other non-cash items                                          (48,141)             75,037              19,655
     Change in:
         Future policy benefits and other policyholders'
           liabilities                                                               73,340             100,743              61,095
         Accrued investment income                                                  (13,380)             (7,803)              5,886
         Receivable from/Payable to affiliate                                       (52,073)            (66,081)             (3,807)
         Policy loans                                                               (63,022)            (25,435)            (62,962)
         Deferred policy acquisition costs                                          (69,868)           (201,072)           (206,471)
         Income taxes payable                                                        90,195             (47,758)            (16,828)
         Contribution from Parent                                                    27,166                  --                  --
         Other, net                                                                  51,011              18,974             (43,675)
                                                                                -----------         -----------         -----------
Cash Flows From (Used in) Operating Activities                                      218,138             (12,364)            (50,821)
                                                                                -----------         -----------         -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
     Proceeds from the sale/maturity of:
         Fixed maturities:
               Available for sale                                                 2,273,789           3,076,848           5,429,396
               Held to maturity                                                      64,245              45,841              74,767
         Equity securities                                                            1,198               5,209               4,101
         Mortgage loans on real estate                                                1,182               6,845               5,433
         Other long-term investments                                                 15,039                 385              33,428
     Payments for the purchase of:
         Fixed maturities:
               Available for sale                                                (2,782,541)         (3,452,289)         (5,617,208)
               Held to maturity                                                        --               (24,170)           (145,919)
         Equity securities                                                          (11,134)             (5,110)             (2,274)
         Other long-term investments                                                 (6,917)            (39,094)               (409)
     Cash collateral for loaned securities, net                                      98,513              14,000             (70,085)
     Securities sold under agreement to repurchase, net                              82,947             (28,557)             49,708
     Short-term investments, net                                                   (118,418)             92,199             103,791
                                                                                -----------         -----------         -----------
Cash Flows Used In Investing Activities                                            (382,097)           (307,893)           (135,271)
                                                                                -----------         -----------         -----------
CASH FLOWS FROM FINANCING ACTIVITIES:
     Policyholders' account balances:
          Deposits                                                                2,409,399           3,457,158           3,098,764
          Withdrawals                                                            (1,991,363)         (3,091,565)         (2,866,331)
                                                                                -----------         -----------         -----------
Cash Flows From Financing Activities                                                418,036             365,593             232,433
                                                                                -----------         -----------         -----------
     Net increase in Cash and cash equivalents                                      254,077              45,336              46,341
     Cash and cash equivalents, beginning of year                                   198,994             153,658             107,317
                                                                                -----------         -----------         -----------
CASH AND CASH EQUIVALENTS, END OF PERIOD                                        $   453,071         $   198,994         $   153,658
                                                                                ===========         ===========         ===========

SUPPLEMENTAL CASH FLOW INFORMATION
     Income taxes (received) paid                                               $   (14,832)            $55,144             $99,810
                                                                                ===========         ===========         ===========

                 See Notes to Consolidated Financial Statements

1. BUSINESS

Pruco Life Insurance Company ("the Company") is a stock life insurance company, organized in 1971 under the laws of the state of Arizona. The Company is licensed to sell individual life insurance, variable life insurance, variable annuities, fixed annuities, and a group annuity program ("the Contracts") in the District of Columbia, Guam and in all states and territories except New York. In addition, the Company markets traditional individual life insurance through its branch office in Taiwan. The Company has one wholly owned subsidiary, Pruco Life Insurance Company of New Jersey ("PLNJ"). PLNJ is a stock life insurance company organized in 1982 under the laws of the state of New Jersey. It is licensed to sell individual life insurance, variable life insurance, fixed annuities, and variable annuities only in the states of New Jersey and New York. Another wholly owned subsidiary, The Prudential Life Insurance Company of Arizona ("PLICA") was dissolved on September 30, 2000. All assets and liabilities were transferred to the Company. PLICA had no new business sales in 2000, 1999 or 1998.

The Company is a wholly owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a mutual insurance company founded in 1875 under the laws of the state of New Jersey. Prudential is in the process of reorganizing itself into a publicly traded stock company through a process known as "demutualization." On February 10, 1998, Prudential's Board of Directors authorized management to take the preliminary steps necessary to permit Prudential to demutualize and become a stock company. On July 1, 1998, legislation was enacted in New Jersey that would permit this demutualization to occur and that specified the process for demutualization. On December 15, 2000, Prudential's Board of Directors unanimously adopted a Plan of Reorganization, which provides the framework under which Prudential will convert from a mutual structure to stock ownership. Demutualization is a complex process involving development of a plan of reorganization, a public hearing, approval by two-thirds of the qualified policyholders who vote on the plan (with at least one million qualified policyholders voting) and review and approval by the New Jersey Commissioner of Banking and Insurance. Prudential is working toward completing this process in 2001. However, there is no certainty that the demutualization will be completed in this time frame or that the necessary approvals will be obtained. It is also possible that after careful review, Prudential could decide not to demutualize or could decide to delay its plans.

Prudential intends to make additional capital contributions to the Company, as needed, to enable it to comply with its reserve requirements and fund expenses in connection with its business. Generally, Prudential is under no obligation to make such contributions and its assets do not back the benefits payable under the Contracts. Prudential made a capital contribution of $27.2 million during 2000 resulting from the forgiveness of an intercompany receivable.

The Company is engaged in a business that is highly competitive because of the large number of stock and mutual life insurance companies and other entities engaged in marketing insurance products, and individual and group annuities.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation
The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The Company has extensive transactions and relationships with Prudential and other affiliates, as more fully described in Footnote 14. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties. All significant intercompany transactions and balances have been eliminated in consolidation.

Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, in particular deferred policy acquisition costs ("DAC") and future policy benefits, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

Investments
Fixed maturities classified as "available for sale" are carried at estimated fair value. Fixed maturities that the Company has both the intent and ability to hold to maturity are stated at amortized cost and classified as "held to maturity". The amortized cost of fixed maturities is written down to estimated fair value if a decline in value is considered to be other than temporary. Unrealized gains and losses on fixed maturities "available for sale", including the effect on deferred policy acquisition costs and policyholders' account balances that would result from the realization of unrealized gains and losses, net of income taxes, are included in a separate component of equity, "Accumulated other comprehensive income (loss)."

Equity securities, available for sale, comprised of common and non-redeemable preferred stock, are carried at estimated fair value. The associated unrealized gains and losses, the effects on deferred policy acquisition costs and on policyholders' account balances, net of income tax, that would result from the realization of unrealized gains and losses, are included in a separate component of equity, "Accumulated other comprehensive income (loss)."

Mortgage loans on real estate are stated primarily at unpaid principal balances, net of unamortized discounts and an allowance for losses. The allowance for losses includes a loan specific reserve for impaired loans and a portfolio reserve for incurred but not specifically identified losses. Impaired loans include those loans for which it is probable that all amounts due according to the contractual terms of the loan agreement will not be collected. Impaired loans are measured at the present value of expected future cash flows discounted at the loan's effective interest rate, or at the fair value of the collateral if the loan is collateral dependent. Interest received on impaired loans, including loans that were previously modified in a troubled debt restructuring, is either applied against the principal or reported as revenue, according to management's judgment as to the collectibility of principal. Management discontinues accruing interest on impaired loans after the loans are 90 days delinquent as to principal or interest, or earlier when management has serious doubts about collectibility. When a loan is recognized as impaired, any accrued but uncollectible interest is reversed against interest income of the current period. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in the case of loans where the payment of interest has been interrupted for a substantial period, a regular payment performance has been established. The portfolio reserve for incurred but not specifically identified losses considers the Company's past loan loss experience, the current credit composition of the portfolio, historical credit migration, property type diversification, default and loss severity statistics and other relevant factors.

Policy loans are carried at unpaid principal balances.

Short-term investments, consisting of highly liquid debt instruments other than those held in "Cash and cash equivalents," with a maturity of twelve months or less when purchased, are carried at amortized cost, which approximates fair value.

Other long-term investments represent the Company's investments in joint ventures and partnerships in which the Company does not exercise control, derivatives held for purposes other than trading, and investments in the Company's own Separate Accounts. Joint ventures and partnerships are recorded using the equity method of accounting, reduced for other than temporary declines in value. The Company's investment in the Separate Accounts is carried at estimated fair value. The Company's net income from investments in joint ventures and partnerships is generally included in "Net investment income."

Realized investment (losses) gains, net are computed using the specific identification method. Costs of fixed maturity and equity securities are adjusted for impairments considered to be other than temporary.

Cash  and cash equivalents
Includes cash on hand, amounts due from banks, money market instruments, and other debt issues with a maturity of three months or less when purchased.

Deferred Policy Acquisition Costs
The costs that vary with and that are related primarily to the production of new insurance and annuity business are deferred to the extent that they are deemed recoverable from future profits. Such costs include commissions, costs of policy issuance and underwriting, and variable field office expenses. Deferred policy acquisition costs are subject to recognition testing at the time of policy issue and recoverability and premium deficiency testing at the end of each accounting period. Deferred policy acquisition costs, for certain products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated other comprehensive income (loss)."

Policy acquisition costs related to interest-sensitive and variable life products and certain investment-type products are deferred and amortized over the expected life of the contracts (periods ranging from 25 to 30 years) in proportion to estimated gross profits arising principally from investment results, mortality and expense margins, and surrender charges based on historical and anticipated future experience, which is updated periodically. The effect of changes to estimated gross profits on unamortized deferred acquisition costs is reflected in "General and administrative expenses" in the period such estimated gross profits are revised.

Prudential and the Company have offered programs under which policyholders, for a selected product or group of products, can exchange an existing policy or contract issued by Prudential or the Company for another form of policy or contract. These transactions are known as internal replacements. If the new policies have terms that are substantially similar to those of the earlier policies, the DAC is retained with respect to the new policies and amortized over the life of the new policies. If the terms of the new policies are not substantially similar to those of the former policy, the unamortized DAC on the surrendered policies is immediately charged to expense.

Securities loaned
Securities loaned are treated as financing arrangements and are recorded at the amount of cash received as collateral. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of securities loaned on a daily basis with additional collateral obtained as necessary. Non-cash collateral received is not reflected in the consolidated statements of financial position because the debtor typically has the right to redeem the collateral on short notice. Substantially all of the Company's securities loaned are with large brokerage firms.

Securities sold under agreements to repurchase
Securities sold under agreements to repurchase are treated as financing arrangements and are carried at the amounts at which the securities will be subsequently reacquired, including accrued interest, as specified in the respective agreements. Assets to be repurchased are the same, or substantially the same, as the assets transferred and the transferor, through right of substitution, maintains the right and ability to redeem the collateral on short notice. The market value of securities to be repurchased is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure.

Securities lending and securities repurchase agreements are used to generate net investment income and facilitate trading activity. These instruments are short-term in nature (usually 30 days or less). Securities loaned are collateralized principally by U.S. Government and mortgage-backed securities. Securities sold under repurchase agreements are collateralized principally by cash. The carrying amounts of these instruments approximate fair value because of the relatively short period of time between the origination of the instruments and their expected realization.

Separate Account Assets and Liabilities
Separate Account assets and liabilities are reported at estimated fair value and represent segregated funds which are invested for certain policyholders and other customers. The assets consist of common stocks, fixed maturities, real estate related securities, and short-term investments. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. The investment income and gains or losses for Separate Accounts generally accrue to the policyholders and are not included in the Consolidated Statements of Operations and Comprehensive Income. Mortality, policy administration and surrender charges on the accounts are included in "Policy charges and fee income".

Separate Accounts represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the policyholders, with the exception of the Pruco Life Modified Guaranteed Annuity Account. The Pruco Life Modified Guaranteed Annuity Account is a non-unitized Separate Account, which funds the Modified Guaranteed Annuity Contract and the Market Value Adjustment Annuity Contract. Owners of the Pruco Life Modified Guaranteed Annuity and the Market Value Adjustment Annuity Contracts do not participate in the investment gain or loss from assets relating to such accounts. Such gain or loss is borne, in total, by the Company.

Insurance Revenue and Expense Recognition
Premiums from insurance policies are generally recognized when due. Benefits are recorded as an expense when they are incurred. For traditional life insurance contracts, a liability for future policy benefits is recorded using the net level premium method. For individual annuities in payout status, a liability for future policy benefits is recorded for the present value of expected future payments based on historical experience.

Amounts received as payment for interest-sensitive life, individual annuities and guaranteed investment contracts are reported as deposits to "Policyholders' account balances". Revenues from these contracts reflected as "Policy charges and fee income" consist primarily of fees assessed during the period against the policyholders' account balances for mortality charges, policy administration charges and surrender charges. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited and amortization of deferred policy acquisition costs.

Foreign Currency Translation Adjustments
Assets and liabilities of the Taiwan branch are translated to U.S. dollars at the exchange rate in effect at the end of the period. Revenues, benefits and other expenses are translated at the average rate prevailing during the period. Cumulative translation adjustments arising from the use of differing exchange rates from period to period are charged or credited directly to "Other comprehensive income". The cumulative effect of changes in foreign exchange rates are included in "Accumulated other comprehensive income".

Asset Management Fees
The Company receives asset management fee income from policyholder account balances invested in The Prudential Series Fund ("PSF"), which are a portfolio of mutual fund investments related to the Company's Separate Account products. In addition, the Company receives fees from policyholder account balances invested in funds managed by companies other than Prudential. Asset management fees are recognized as income as earned.

Derivative Financial Instruments
Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, or the value of securities or commodities. Derivative financial instruments used by the Company include swaps, futures, forwards and option contracts and may be exchange-traded or contracted in the over-the-counter market. The Company uses derivative financial instruments to seek to reduce market risk from changes in interest rates or foreign currency exchange rates and to alter interest rate or currency exposures arising from mismatches between assets and liabilities.

To qualify for hedge accounting treatment, derivatives must be designated as hedges for existing assets, liabilities, firm commitments or anticipated transactions which are identified and probable to occur, and effective in reducing the market risk to which the Company is exposed. The effectiveness of the derivatives is evaluated at the inception of the hedge and throughout the hedge period. All derivatives used by the Company are for other than trading purposes.

Derivatives held for purposes other than trading are primarily used to seek to reduce exposure to interest rate and foreign currency risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred. Additionally, other than trading derivatives are used to change the characteristics of the Company's asset/liability mix as part of the Company's risk management activities.

See Note 11 for a discussion of the accounting treatment of derivatives that qualify for hedge accounting treatment. If the Company's use of other than trading derivatives does not meet the criteria to apply hedge accounting, the derivatives are recorded at fair value in "Other long-term investments" or "Other liabilities" in the Consolidated Statements of Financial Position, and changes in their fair value are included in "Realized investment (losses)gains, net" without considering changes in fair value of the hedged assets or liabilities. Cash flows from other than trading derivatives are reported in the investing activities section in the Consolidated Statements of Cash Flows.

Income Taxes
The Company and its subsidiaries are members of the consolidated federal income tax return of Prudential and file separate company state and local tax returns. Pursuant to the tax allocation arrangement with Prudential, total federal income tax expense is determined on a separate company basis. Members with losses record tax benefits to the extent such losses are recognized in the consolidated federal tax provision. Deferred income taxes are generally recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to reduce a deferred tax asset to that portion that is expected to be realized.

New Accounting Pronouncements

In September 2000, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standard ("SFAS") No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities - a replacement of FASB Statement No. 125". The Company is currently evaluating the effect of adopting the provisions of SFAS No. 140 relating to transfers and extinguishments of liabilities which are effective for periods occurring after March 31, 2001. The Company has adopted in these financial statements disclosures about collateral and for recognition and reclassification of collateral required under the statement for fiscal years ending after December 15, 2000.

In June 1998, the FASB issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" and, in June 2000, SFAS No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities - an amendment of FASB Statement No. 133". SFAS No. 133, as amended by SFAS No. 138 (collectively "SFAS No. 133"), requires that companies recognize all derivatives as either assets or liabilities in the balance sheet and measure those instruments at fair value. SFAS No. 133 does not apply to most traditional insurance contracts. However, certain hybrid contracts that contain features which may affect settlement amounts similarly to derivatives may require separate accounting for the "host contract" and the underlying "embedded derivative" provisions. The latter provisions would be accounted for as derivatives as specified by the statement.

SFAS No. 133 provides, if certain conditions are met, that a derivative may be specifically designated as (1) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment (fair value hedge), (2) a hedge of the exposure to variable cash flows of a forecasted transaction (cash flow hedge), or (3) a hedge of the foreign currency exposure of a net investment in a foreign operation, an unrecognized firm commitment, an available-for-sale security or a foreign-currency-denominated forecasted transaction (foreign currency hedge). Under SFAS No. 133, the accounting for changes in fair value of a derivative depends on its intended use and designation. For a fair value hedge, the gain or loss is recognized in earnings in the period of change together with the offsetting loss or gain on the hedged item. For a cash flow hedge, the effective portion of the derivative's gain or loss is initially reported as a component of other comprehensive income and subsequently reclassified into earnings when the forecasted transaction affects earnings. For a foreign currency hedge, the gain or loss is reported in other comprehensive income as part of the foreign currency translation adjustment. The accounting for a fair value hedge described above applies to a derivative designated as a hedge of the foreign currency exposure of an unrecognized firm commitment or an available-for-sale security. Similarly, the accounting for a cash flow hedge described above applies to a derivative designated as a hedge of the foreign currency exposure of a foreign-currency-denominated forecasted transaction. For all other derivatives not designated as hedging instruments, the gain or loss is recognized in earnings in the period of change.

The Company adopted SFAS No. 133, as amended, as of January 1, 2001. The adoption of this statement did not have a material impact on the results of operations of the Company. As part of the implementation, the Company reclassified held-to-maturity securities, amounting to approximately $324.5 million at January 1, 2001, to the available-for-sale category. This reclassification resulted in the recognition of a net unrealized loss of approximately $2.5 million, net of tax, which was recorded as a component of "Accumulated other comprehensive income/(loss)" on the implementation date.

In December 1999, the Securities and Exchange Commission ("SEC") issued Staff Accounting Bulletin No. 101, " Revenue Recognition in Financial Statements" ("SAB No. 101"). SAB No. 101 provides guidance for revenue recognition and related disclosure in the financial statements. The Company adopted SAB No. 101, and its related interpretations, as of October 1, 2000. The adoption of SAB No. 101 did not have a material effect on the Company's financial position or results of operations.

Reclassifications
Certain amounts in the prior years have been reclassified to conform to the current year presentation.

3. INVESTMENTS

Fixed Maturities and Equity Securities:
The following tables provide additional information relating to fixed maturities and equity securities as of December 31:

                                                                                               2000
                                                                    ---------------------------------------------------------
                                                                                      Gross           Gross
                                                                     Amortized      Unrealized     Unrealized      Estimated
                                                                       Cost           Gains          Losses        Fair Value
                                                                    ------------    ----------     ----------      ----------
                                                                                          (In Thousands)
Fixed maturities available for sale
U.S. Treasury securities and obligations of
     U.S. government corporations and
       agencies                                                     $  309,609        $ 7,888        $    17        $  317,480

Foreign government bonds                                               136,133          8,093            520           143,706

Corporate securities                                                 3,075,023         43,041         49,538         3,068,526

Mortgage-backed securities                                              31,479            330              0            31,809

                                                                    ----------        -------        -------        ----------
Total fixed maturities available for sale                           $3,552,244        $59,352        $50,075        $3,561,521
                                                                    ==========        =======        =======        ==========

Fixed maturities held to maturity
Corporate securities                                                $  324,546        $ 1,500        $ 5,412           320,634

                                                                    ----------        -------        -------        ----------
Total fixed maturities held to maturity                             $  324,546        $ 1,500        $ 5,412           320,634
                                                                    ==========        =======        =======        ==========

Equity securities available for sale                                $   13,446        $   197        $ 2,839        $   10,804
                                                                    ==========        =======        =======        ==========

                                                                                               1999
                                                                    ---------------------------------------------------------
                                                                       Gross           Gross
                                                                     Amortized      Unrealized     Unrealized      Estimated
                                                                       Cost           Gains          Losses        Fair Value
                                                                    ------------    ----------     ----------      ----------
                                                                                          (In Thousands)
Fixed maturities available for sale
U.S. Treasury securities and obligations of
     U.S. government corporations and
       agencies                                                     $  113,172        $    2        $ 2,052        $  111,122

Foreign government bonds                                                92,725         1,718          1,455            92,988

Corporate securities                                                 2,876,602         8,013         92,075         2,792,540

Mortgage-backed securities                                               1,558           157              3             1,712

                                                                    ----------        ------        -------        ----------
Total fixed maturities available for sale                           $3,084,057        $9,890        $95,585        $2,998,362
                                                                    ==========        ======        =======        ==========

Fixed maturities held to maturity
Corporate securities                                                $  388,990        $1,832        $13,000        $  377,822

                                                                    ----------        ------        -------        ----------
Total fixed maturities held to maturity                             $  388,990        $1,832        $13,000        $  377,822
                                                                    ==========        ======        =======        ==========

Equity securities available for sale                                $    3,238        $1,373        $    79        $    4,532
                                                                    ==========        ======        =======        ==========

The amortized cost and estimated fair value of fixed maturities, by contractual maturities at December 31, 2000 is shown below:

                                                                     Available for Sale                   Held to Maturity
                                                              -------------------------------  -----------------------------------
                                                              Amortized        Estimated Fair        Amortized      Estimated Fair
                                                                 Cost              Value               Cost              Value
                                                              ---------        --------------        --------- -----------------
                                                                      (In Thousands)                        (In Thousands)

Due in one year or less                                       $  128,804          $  128,419          $ 77,682          $ 78,475

Due after one year through five
  years                                                        1,529,597           1,533,899           101,033           100,395

Due after five years through ten
  years                                                        1,409,156           1,415,736           135,960           132,080

Due after ten years                                              453,209             451,658             9,871             9,684

Mortgage-backed securities                                        31,478              31,809                --                --
                                                              ----------          ----------          --------          --------

Total                                                         $3,552,244          $3,561,521          $324,546          $320,634
                                                              ==========          ==========          ========          ========

Actual maturities may differ from contractual maturities because issuers have the right to call or prepay obligations.

Proceeds from the sale of fixed maturities available for sale during 2000, 1999, and 1998 were $2,103.6 million, $2,950.4 million, and $5,327.3 million, respectively. Gross gains of $15.3 million, $13.1 million, and $46.3 million, and gross losses of $33.9 million, $31.1 million, and $14.1 million, were realized on those sales during 2000, 1999, and 1998, respectively.

Proceeds from the maturity of fixed maturities available for sale during 2000, 1999, and 1998, were $170.2 million, $126.5 million, and $102.1 million, respectively.

Writedowns for impairments which were deemed to be other than temporary for fixed maturities were $12.3 million, $11.2 million, and $2.8 million for the years 2000, 1999 and 1998, respectively.

During 2000, certain securities classified as held to maturity were transferred to the available for sale portfolio. These actions were taken as a result of a significant deterioration in credit worthiness. The aggregate amortized cost of the securities transferred was $6.6 million . Gross unrealized investment losses of $.3 million were recorded in "Accumulated Other Comprehensive income (loss)" at the time of transfer. Prior to transfer, impairments related to these securities, if any, were included in "realized investment losses, net". During the years ended December 31, 2000, 1999, and 1998, there were no securities classified as held to maturity that were sold. During the years ended December 31, 1999, and 1998, there were no securities classified as held to maturity that were transferred.

Mortgage Loans on Real Estate

The Company's mortgage loans were collateralized by the following property types at December 31:

                                            2000                  1999
                                       ---------------       ---------------
                                                   (In Thousands)

       Retail stores                   $5,615    60.2%       $ 6,518   62.0%

       Industrial buildings             3,712    39.8%         3,991   38.0%

                                       ---------------       ---------------
             Net carrying value        $9,327   100.0%       $10,509  100.0%
                                       ===============       ===============

The concentration of mortgage loans are in the states of Washington (50%), New Jersey (40%), and North Dakota (10%).

Special Deposits and Restricted Assets
Fixed maturities of $7.5 million and $8.2 million at December 31, 2000 and 1999, respectively, were on deposit with governmental authorities or trustees as required by certain insurance laws. Equity securities restricted as to sale were $.2 million and $.3 million at December 31, 2000 and 1999, respectively.

Other Long-Term Investments
The Company's "Other long-term investments" of $83.7 million and $77.8 million as of December 31, 2000 and 1999, respectively, are comprised of joint ventures and limited partnerships, the Company's investment in the Separate Accounts and certain derivatives for other than trading. Joint ventures and limited partnerships totaled $34.3 million and $35.8 million at December 31, 2000 and 1999, respectively. The Company's share of net income from the joint ventures was $.9 million, $.3 million, and $.1 million for the years ended December 31, 2000, 1999 and 1998, respectively, and is reported in "Net investment income." The Company's investment in the Separate Accounts was $46.9 million and $45.0 million at December 31, 2000 and 1999, respectively.

Investment Income and Investment Gains and Losses

Net investment income arose from the following sources for the years ended December 31:

                                                2000        1999        1998
                                              --------    --------    --------
                                                       (In Thousands)
Fixed maturities - available for sale         $237,042    $188,236    $179,184
Fixed maturities - held to maturity             26,283      29,245      26,128
Equity securities - available for sale              18          --          14
Mortgage loans on real estate                    1,010       2,825       1,818
Policy loans                                    45,792      42,422      40,928
Short-term investments and cash equivalents     29,582      19,208      23,110
Other                                           16,539       4,432       6,886
                                              --------    --------    --------
Gross investment income                        356,266     286,368     278,068
     Less:  investment expenses                (18,347)     (9,547)    (16,638)
                                              --------    --------    --------
Net investment income                         $337,919    $276,821    $261,430
                                              ========    ========    ========

Realized investment gains (losses), net including charges for other than temporary reductions in value, for the years ended December 31, were from the following sources:

                                            2000       1999         1998
                                          --------    --------    -------
                                                   (In Thousands)

Fixed maturities - available for sale     $(34,600)   $(29,192)   $29,330
Fixed maturities - held to maturity           (212)        102        487
Equity securities - available for sale         271         392      3,489
Derivatives                                 15,039      (1,557)    12,414
Other                                       (1,177)     (2,290)      (879)
                                          --------    --------    -------

Realized investment (losses) gains, net   $(20,679)   $(32,545)   $44,841
                                          ========    ========    =======

Securities Pledged to Creditors

The Company pledges investment securities it owns to unaffiliated parties through certain transactions including securities lending, securities sold under agreements to repurchase, and futures contracts. At December 31, 2000, the carrying value of fixed maturities available for sale pledged to third parties as reported in the Consolidated Statements of Financial Position are $287.8 million.

                                      B12

Net Unrealized Investment Gains (Losses)

Net unrealized investment gains (losses) on securities available for sale are included in the Consolidated Statements of Financial Position as a component of "Accumulated other comprehensive income (loss)". Changes in these amounts include reclassification adjustments to exclude from "Other Comprehensive income
(loss)", those items that are included as part of "Net income" for a period that also had been part of "Other Comprehensive income (loss)" in earlier periods. The amounts for the years ended December 31, net of tax, are as follows:

                                                                                                          Accumulated
                                                                                                             other
                                                                                                         comprehensive
                                                                                                         income (loss)
                                                           Deferred                        Deferred     related to net
                                         Unrealized        policy      Policyholders'     income tax      unrealized
                                        gains(losses)    acquisition      Account        (liability)      investment
                                       on investments       costs         Balances          benefit      gains(losses)
                                       --------------     ----------   --------------    -----------    ---------------
                                                                        (In Thousands)
Balance,  December 31, 1997              $  37,991        $(16,305)       $   3,743        $  (8,300)       $ 17,129
Net investment gains (losses) on
  investments arising during the period     22,801              --               --           (7,588)         15,213

Reclassifications adjustment for gains
  included in net income                   (35,623)             --               --           11,855         (23,768)

Impact of net unrealized investment
  gains on deferred policy acquisition
  costs                                         --           3,190               --           (1,048)          2,142

Impact of net unrealized investment
  gains on policyholders' account
  balances                                      --              --           (1,063)             249            (814)
                                         ---------        --------        ---------        ---------        ---------
Balance,  December 31, 1998                 25,169         (13,115)           2,680           (4,832)          9,902
Net investment gains (losses) on
  investments arising during the period   (138,268)             --               --           47,785         (90,483)

Reclassifications adjustment for gains
  included in net income                    28,698              --               --           (9,970)         18,728

Impact of net unrealized investment
  gains on deferred policy acquisition
  costs                                         --          53,407               --          (16,283)         37,124

Impact of net unrealized investment
  gains on policyholders' account
  balances                                      --              --           (5,712)           2,077          (3,635)
                                         ---------        --------        ---------        ---------        ---------
Balance,  December 31, 1999                (84,401)         40,292           (3,032)          18,777         (28,364)
Net investment gains (losses) on
  investments arising during the period     56,707                                           (21,539)          35,168

Reclassifications adjustment for gains
  included in net income                    34,329                                           (13,039)          21,290

Impact of net unrealized investment
  gains on deferred policy acquisition
  costs                                                    (39,382)                           14,177          (25,205)

Impact of net unrealized investment
  gains on policyholders' account
  balances                                                                    2,877           (1,036)           1,841
                                         ---------        --------        ---------        ---------        ---------
Balance,  December 31, 2000              $   6,635        $    910        $    (155)       $  (2,660)       $   4,730
                                         =========        ========        =========        =========        =========

4. DEFERRED POLICY ACQUISITION COSTS

The balances of and changes in deferred policy acquisition costs as of and for the years ended December 31, are as follows:

                                                            2000          1999
                                                          -----------------------
                                                               (In Thousands)
Balance, beginning of year                               $1,062,785   $  861,713
Capitalization of commissions, sales and issue expenses     242,322      242,373
Amortization                                               (129,049)     (96,451)
Change in unrealized investment gains                       (39,382)      53,407
Foreign currency translation                                 (4,023)       1,743
                                                         -----------------------
Balance, end of year                                     $1,132,653   $1,062,785
                                                         =======================

5. POLICYHOLDERS' LIABILITIES

Future policy benefits and other policyholder liabilities at December 31, are as follows:

                                                     2000                1999
                                                   --------            --------
                                                          (In Thousands)

         Life insurance                            $656,097            $587,162
         Annuities                                   46,765              42,360
                                                   --------            --------
                                                   $702,862            $629,522
                                                   ========            ========

Life insurance liabilities include reserves for death benefits. Annuity liabilities include reserves for annuities that are in payout status.

The following table highlights the key assumptions generally utilized in calculating these reserves:

            Product                         Mortality              Interest Rate        Estimation Method
--------------------------------   --------------------------     --------------    ------------------------
Life insurance - Domestic          Generally rates guaranteed      2.5% to 7.5%     Net level premium based
variable and interest-sensitive    in calculating cash                              on non-forfeiture
                                   surrender values                                 interest rate

Life insurance - Domestic term     Best estimate plus a                6.75%        Net level premium plus
insurance                          provision for adverse                            a provision for adverse
                                   deviation                                        deviation.

Life insurance - International     Generally the Taiwan            6.25% to 7.5%    Net level premium plus
                                   standard table plus a                            a provision for adverse
                                   provision for adverse                            deviation.
                                   deviation

Individual annuities               Mortality table varies         6.25% to 11.0%    Present value of
                                   based on the issue year of                       expected future payments
                                   the contract. Current                            based on historical
                                   table (for 1998 & later                          experience
                                   issues) is the Annuity
                                   2000  Mortality Table with
                                   certain modifications

Group annuities                    1950 & 1971 Group Annuity          14.75%        Present value of
                                   Mortality Table with                             expected future payments
                                   certain modifications                            based on historical
                                                                                    experience

Policyholders' account balances at December 31, are as follows:

                                                2000         1999
                                             ----------   ----------
                                                   (In Thousands)

         Interest-sensitive life contracts   $1,886,714   $1,838,377
         Individual annuities                   859,996      701,928
         Guaranteed investment contracts        899,958      584,744
                                             ----------   ----------
                                             $3,646,668   $3,125,049
                                             ==========   ==========

Policyholders' account balances for interest-sensitive life, individual annuities, and guaranteed investment contracts are equal to policy account values plus unearned premiums. The policy account values represent an accumulation of gross premium payments plus credited interest less withdrawals, expenses and mortality charges.

Certain contract provisions that determine the policyholder account balances are as follows:

            Product                       Interest Rate            Withdrawal / Surrender Charges
---------------------------------       ---------------          ----------------------------------
Interest sensitive life contracts         4.0% to 6.5%           Various up to 10 years

Individual annuities                      3.0% to 16.0%          0% to 7% for up to 9 years

Guaranteed investment contracts          5.02% to 8.03%          Subject to market value withdrawal
                                                                 provisions for any funds withdrawn
                                                                 other than for benefit responsive
                                                                 and contractual payments

6. REINSURANCE

The Company participates in reinsurance, with Prudential and other companies, in order to provide greater diversification of business, provide additional capacity for future growth and limit the maximum net loss potential arising from large risks. Reinsurance ceded arrangements do not discharge the Company or the insurance subsidiaries as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The likelihood of a material reinsurance liability reassumed by the Company is considered to be remote.

Reinsurance amounts included in the Consolidated Statements of Operations and Comprehensive Income for the year ended December 31, are as follows:


                                                  2000       1999       1998
                                                --------    -------    -------
                                                        (In Thousands)

     Reinsurance premiums assumed                $ 1,671    $ 1,778    $ 1,395
     Reinsurance premiums ceded - affiliated      (9,214)    (6,882)    (6,532)
     Reinsurance premiums ceded - unaffiliated    (5,305)    (1,744)    (2,819)

     Policyholders' benefits ceded                 5,472      4,228      4,044

Reinsurance recoverables, included in "Other assets" in the Company's Consolidated Statements of Financial Position at December 31, were as follows:

                                         2000         1999
                                        -------     -------
                                           (In Thousands)

     Life insurance - affiliated        $ 8,765     $ 6,653
     Life insurance - unaffiliated        7,855       2,625
     Other reinsurance - affiliated      14,948      15,600
                                        -------     -------
                                        $31,568     $24,878
                                        =======     =======

7. EMPLOYEE BENEFIT PLANS

Pension and Other Postretirement Plans

The Company has a non-contributory defined benefit pension plan which covers substantially all of its Taiwanese employees. This plan was established as of September 30, 1998 and the projected benefit obligation and related expenses at December 31, 2000 were not material to the Consolidated Statements of Financial Position or results of operations for the years presented. All other employee benefit costs are allocated to the Company by Prudential in accordance with the service agreement described in Footnote 14.

8. INCOME TAXES

The components of income taxes for the years ended December 31, are as follows:


                                     2000         1999          1998
                                    -------     --------      -------

Current tax expense (benefit):
   U.S                              $ 8,588     $(14,093)     $67,272
   State and local                       38          378        2,496
   Foreign                               35           15           --
                                    -------     --------      -------
   Total                            $ 8,661      (13,700)      69,768
                                    -------     --------      -------


Deferred tax expense (benefit):
   U.S                               43,567       42,320       14,059
   State and local                    2,204        1,316          406
                                    -------     --------      -------
   Total                             45,771       43,636       14,465
                                    -------     --------      -------

 Total income tax expense           $54,432     $ 29,936      $84,233
                                    =======     ========      =======

The income tax expense for the years ended December 31, differs from the amount computed by applying the expected federal income tax rate of 35% to income from operations before income taxes for the following reasons:


                                         2000         1999          1998
                                        -------     --------      -------
                                                   (In Thousands)

Expected federal income tax expense     $55,275      $29,936      $82,668
State and local income taxes              1,457        1,101        1,886
Dividends received deduction             (6,443)      (1,010)        (199)
Other                                     4,143          (91)        (122)
                                        -------      -------      -------
Total income tax expense                $54,432      $29,936      $84,233
                                        =======      =======      =======

Deferred tax assets and liabilities at December 31, resulted from the items listed in the following table:

                                                      2000          1999
                                                    --------      --------
                                                         (In Thousands)
          Deferred tax assets
               Insurance reserves                   $102,923      $ 93,949
               Net unrealized (gains) losses on
                securities                            (2,389)       31,132
               Other                                  15,222         2,502
                                                    --------      --------
               Deferred tax assets                   115,756       127,583
                                                    --------      --------

          Deferred tax liabilities
               Deferred acquisition costs            325,211       299,683
               Net investment gains                   19,584           110
               Other                                   6,438          --
                                                    --------      --------
               Deferred tax liabilities              351,233       299,793
                                                    --------      --------

          Net deferred tax liability                $235,477      $172,210
                                                    ========      ========

Management believes that based on its historical pattern of taxable income, the Company and its subsidiaries will produce sufficient income in the future to realize its deferred tax assets after valuation allowance. Adjustments to the valuation allowance will be made if there is a change in management's assessment of the amount of the deferred tax asset that is realizable. At December 31, 2000 and 1999, respectively, the Company and its subsidiaries had no federal or state operating loss carryforwards for tax purposes.

The Internal Revenue Service (the "Service") has completed all examinations of the consolidated federal income tax returns through 1995. The Service has begun their examination of the 1996 year.

9.  STATUTORY NET INCOME AND SURPLUS

Accounting practices used to prepare statutory financial statements for regulatory purposes differ in certain instances from GAAP. The following tables reconcile the Company's statutory net (loss) and surplus determined in accordance with accounting practices prescribed or permitted by the Arizona Department of Insurance and the New Jersey Department of Banking and Insurance, to net income and equity determined using GAAP:

                                                              2000          1999          1998
                                                            --------      --------      --------
                                                                       (In Thousands)
Statutory net (loss) income                                 $(50,506)     $(82,291)     $(33,097)
Adjustments to reconcile to net income on a GAAP basis:
     Statutory income of subsidiaries                         21,268        20,221        18,953
     Amortization and capitalization of deferred
       acquisition costs                                     113,273       145,922       202,375
     Deferred premium                                          1,096           639         2,625
     Insurance revenue and expenses                           73,978        45,915       (24,942)
     Income taxes                                            (36,766)      (43,644)      (21,805)
     Valuation of investments                                (14,552)      (24,908)       20,077
     Asset management fees                                   (13,662)      (13,503)           --
     Other, net                                                9,367         7,244       (12,224)
                                                            --------      --------      --------
GAAP net income                                             $103,496      $ 55,595      $151,962
                                                            ========      ========      ========

                                                           2000         1999
                                                        ----------   ----------
                                                              (In Thousands)
Statutory surplus                                       $  849,567   $  889,186
Adjustments to reconcile to equity on a GAAP basis:
     Valuation of investments                               71,506      (38,258)
     Deferred acquisition costs                          1,132,653    1,062,785
     Deferred premium                                      (15,443)     (16,539)
     Insurance liabilities                                    (401)     (54,927)
     Income taxes                                         (214,329)    (150,957)
     Asset management fees                                      --      (13,503)
     Other, net                                              9,029       (7,968)
                                                        ----------   ----------
GAAP stockholder's equity                               $1,832,582   $1,669,819
                                                        ==========   ==========

In March 1998, the NAIC adopted the Codification of Statutory Accounting Principles guidance ("Codification"), which replaces the current Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. The Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in certain areas. The Company has adopted the Codification guidance effective January 1, 2001, and has estimated the potential effect of the Codification guidance to have a favorable impact of at least $60 million on the Company's surplus position, primarily as a result of the recognition of deferred tax assets.

10. FAIR VALUE OF FINANCIAL INSTRUMENTS

The estimated fair values presented below have been determined using available market information and by applying valuation methodologies. Considerable judgment is applied in interpreting data to develop the estimates of fair value. Estimated fair values may not be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a material effect on the estimated fair values. The following methods and assumptions were used in calculating the estimated fair values (for all other financial instruments presented in the table, the carrying value approximates estimated fair value).

Fixed maturities and Equity securities
Estimated fair values for fixed maturities and equity securities, other than private placement securities, are based on quoted market prices or estimates from independent pricing services. Generally, fair values for private placement securities are estimated using a discounted cash flow model which considers the current market spreads between the U.S. Treasury yield curve and corporate bond yield curve, adjusted for the type of issue, its current credit quality and its remaining average life. The estimated fair value of certain non-performing private placement securities is based on amounts estimated by management.

Mortgage loans on real estate
The estimated fair value of the mortgage loan portfolio is primarily based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate, adjusted for the current market spread for a similar quality mortgage.

Policy loans
The estimated fair value of policy loans is calculated using a discounted cash flow model based upon current U.S. Treasury rates and historical loan repayment patterns.

Investment contracts
For guaranteed investment contracts, estimated fair values are derived using discounted projected cash flows, based on interest rates being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. For individual deferred annuities and other deposit liabilities, fair value approximates carrying value.

Derivative financial instruments
Refer to Note 11 for the disclosure of fair values on these instruments.

The following table discloses the carrying amounts and estimated fair values of the Company's financial instruments at December 31:

                                                          2000                            1999
                                               ---------------------------     ---------------------------
                                                Carrying        Estimated       Carrying       Estimated
                                                  Value         Fair Value        Value        Fair Value
                                               -----------     -----------     -----------     -----------
                                                                     (In Thousands)
Financial Assets:
     Fixed maturities:  Available for sale     $ 3,561,521     $ 3,561,521     $ 2,998,362     $ 2,998,362
     Fixed maturities:  Held to maturity           324,546     $   320,634         388,990         377,822
     Equity securities                              10,804          10,804           4,532           4,532
     Mortgage loans on real estate                   9,327          10,863          10,509          11,550
     Policy loans                                  855,374         883,460         792,352         761,232
     Short-term investments                        202,815         202,815          84,621          84,621
     Cash and cash equivalents                     453,071         453,071         198,994         198,994
     Separate Account assets                    16,230,264      16,230,264      16,032,449      16,032,449

Financial Liabilities:
     Investment contracts                        1,762,794       1,784,767     $ 1,289,003     $ 1,283,356
     Cash collateral for loaned securities         185,849         185,849          87,336          87,336
     Securities sold under repurchase
       agreements                                  104,098         104,098          21,151          21,151
     Separate Account liabilities               16,230,264      16,230,264      16,032,449      16,032,449

11. DERIVATIVE AND OFF-BALANCE SHEET CREDIT-RELATED INSTRUMENTS

A derivative is a financial instrument who's price, performance or cash flow is based upon the actual or expected price, level, performance, value or cash flow of some external benchmark, such as interest rates, foreign exchange rates, securities, commodities, or various financial indices. Derivative financial instruments can be exchange-traded or contracted in the over-the-counter market and include swaps, futures, forwards and options contracts. All of the Company's derivatives are classified as other than trading.

Interest Rate Swaps
The Company uses interest rate swaps to reduce market risk from changes in interest rates and to manage interest rate exposures arising from mismatches between assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. Cash is paid or received based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date. The fair value of swap agreements is estimated based on proprietary pricing models or market quotes.

 If swap agreements meet the criteria for hedge accounting, net interest receipts or payments are accrued and recognized over the life of the swap agreements as an adjustment to interest income or expense of the hedged item. Any unrealized gains or losses are not recognized until the hedged item is sold or matures. Gains or losses on early termination of interest rate swaps are deferred and amortized over the remaining period originally covered by the swaps. If the criteria for hedge accounting are not met, the swap agreements are accounted for at fair value with changes in fair value reported in current period earnings.

Futures & Options
The Company uses exchange-traded Treasury futures and options to reduce market risk from changes in interest rates, and to manage the duration of assets and the duration of liabilities supported by those assets. In exchange-traded futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which are determined by the value of designated classes of Treasury securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts The Company enters into exchange-traded futures and options with regulated futures commissions merchants who are members of a trading exchange. The fair value of futures and options is based on market quotes.

Treasury futures move substantially in value as interest rates change and can be used to either modify or hedge existing interest rate risk. This strategy protects against the risk that cash flow requirements may necessitate liquidation of investments at unfavorable prices resulting from increases in interest rates. This strategy can be a more cost effective way of temporarily reducing the Company's exposure to a market decline than selling fixed income securities and purchasing a similar portfolio when such a decline is believed to be over.

If futures meet hedge accounting criteria, changes in their fair value are deferred and recognized as an adjustment to the carrying value of the hedged item. Deferred gains or losses from the hedges for interest-bearing financial instruments are amortized as a yield adjustment over the remaining lives of the hedged item. Futures that do not qualify as hedges are carried at fair value with changes in value reported in current period earnings

When the Company anticipates a significant decline in the stock market which will correspondingly affect its diversified portfolio, it may purchase put index options where the basket of securities in the index is appropriate to provide a hedge against a decrease in the value of the equity portfolio or a portion thereof. This strategy effects an orderly sale of hedged securities. When the Company has large cash flows which it has allocated for investment in equity securities, it may purchase call index options as a temporary hedge against an increase in the price of the securities it intends to purchase. This hedge permits such investment transactions to be executed with the least possible adverse market impact.

Option premium paid or received is reported as an asset or liability and amortized into income over the life of the option. If options meet the criteria for hedge accounting, changes in their fair value are deferred and recognized as an adjustment to the hedged item. Deferred gains or losses from the hedges for interest-bearing financial instruments are recognized as an adjustment to interest income or expense of the hedged item. If the options do not meet the criteria for hedge accounting, they are fair valued, with changes in fair value reported in current period earnings.

Currency Derivatives
The Company uses currency swaps to reduce market risk from changes in currency values of investments denominated in foreign currencies that the Company either holds or intends to acquire and to manage the currency exposures arising from mismatches between such foreign currencies and the US Dollar.

Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date.

If currency swaps are effective as hedges of foreign currency translation and transaction exposures, gains or losses are recorded in a manner similar to the hedged item. If currency swaps do not meet hedge accounting criteria, gains or losses from those derivatives are recognized in "Realized investment (losses) gains, net."

The table below summarizes the Company's outstanding positions by derivative instrument types as of December 31, 2000 and 1999. All amounts presented have been classified as other than trading based on management's intent at the time of contract and throughout the life of the contract.

                         Other than Trading Derivatives
                           December 31, 2000 and 1999
                                 (in thousands)

                                         2000                                     1999
                                      ----------                                ---------
                                      Estimated     Carrying   |                Estimated    Carrying
                          Notional    Fair Value     Value     |  Notional      Fair Value     Value
Non-Hedge Accounting                                           |
--------------------                                           |
                                                               |
Swap Instruments                                               |
Interest rate                                                  |
                                                               |
    Asset                 $  9,470     $   327      $   327    |  $      0       $     0      $     0
    Liability                    0           0            0    |         0             0            0
Future contracts                                               |
US Treasury Futures                                            |
    Asset                  139,800       3,530        3,530    |     2,300            39           39
    Liability               61,900      (1,067)      (1,067)   |   119,800        (2,017)      (2,017)
Option contracts                                               |
Interest rate                                                  |
    Asset                        0           0            0    |         0             0            0
    Liability                    0           0            0    |       235            (5)          (5)
                                                               |
Hedge Accounting                                               |
--------------------                                           |
Swap Instruments                                               |
Currency                                                       |
    Asset                   28,326       1,633        2,155    |         0             0            0
    Liability                    0           0            0    |    30,981        (3,220)      (2,990)

Credit Risk
The current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining collateral where appropriate and customary. The Company also attempts to minimize its exposure to credit risk through the use of various credit monitoring techniques. All of the net credit exposure for the Company from derivative contracts are with investment grade counterparties. As of December 31, 2000, 88% of notional consisted of interest rate derivatives, and 12% of notional consisted of foreign currency derivatives.

12. CONTINGENCIES AND LITIGATION

Prudential and the Company are subject to legal and regulatory actions in the ordinary course of their businesses, including class actions. Pending legal and regulatory actions include proceedings relating to aspects of the businesses and operations that are specific to the Company and Prudential and that are typical of the businesses in which the Company and Prudential operate. Some of these proceedings have been brought on behalf of various alleged classes of complainants. In certain of these matters, the plaintiffs are seeking large and/or indeterminate amounts, including punitive or exemplary damages.

Beginning in 1995, regulatory authorities and customers brought significant regulatory actions and civil litigation against the Company and Prudential involving individual life insurance sales practices. In 1996, Prudential, on behalf of itself and many of its life insurance subsidiaries including the Company entered into settlement agreements with relevant insurance regulatory authorities and plaintiffs in the principal life insurance sales practices class action lawsuit covering policyholders of individual permanent life insurance policies issued in the United States from 1982 to 1995. Pursuant to the settlements, the companies agreed to various changes to their sales and business practices controls, to a series of fines, and to provide specific forms of relief to eligible class members. Virtually all claims by class members filed in connection with the settlements have been resolved and virtually all aspects of the remediation program have been satisfied. While the approval of the class action settlement is now final, Prudential and the Company remain subject to oversight and review by insurance regulators and other regulatory authorities with respect to its sales practices and the conduct of the remediation program. The U.S. District Court has also retained jurisdiction as to all matters relating to the administration, consummation, enforcement and interpretation of the settlements.

As of December 31, 2000, Prudential and/or the Company remained a party to approximately 61 individual sales practices actions filed by policyholders who "opted out" of the class action settlement relating to permanent life insurance policies issued in the United States between 1982 and 1995. In addition, there were 48 sales practices actions pending that were filed by policyholders who were members of the class and who failed to "opt out" of the class action settlement. Prudential and the Company believed that those actions are governed by the class settlement release and expects them to enjoined and/or dismissed. Additional suits may be filed by class members who "opted out" of the class settlements or who failed to "opt out" but nevertheless seek to proceed against Prudential and/or the Company. A number of the plaintiffs in these cases seek large and/or indeterminate amount, including punitive or exemplary damages. Some of these actions are brought on behalf of multiple plaintiffs. It is possible that substantial punitive damages might be awarded in any of these actions and particularly in an action involving multiple plaintiffs.

Prudential has indemnified the Company for any liabilities incurred in connection with sales practices litigation covering policyholders of individual permanent life insurance policies issued in the United States from 1982 to 1995.

The balance of the Company's litigation is subject to many uncertainties, and given the complexity and scope, the outcomes cannot be predicted. It is possible that the results of operations or the cash flow of the Company in a particular quarterly or annual period could be materially effected by an ultimate unfavorable resolution of pending litigation and regulatory matters. Management believes, however, that the ultimate outcome of all pending litigation and regulatory matters, should not have a material adverse effect on the Company's financial position.

13. DIVIDENDS

The Company is subject to Arizona law which limits the amount of dividends that insurance companies can pay to stockholders. The maximum dividend which may be paid in any twelve month period without notification or approval is limited to the lesser of 10% of statutory surplus as of December 31 of the preceding year or the net gain from operations of the preceding calendar year. Cash dividends may only be paid out of surplus derived from realized net profits. Based on these limitations and the Company's surplus position at December 31, 2000, the Company would not be permitted a non-extraordinary dividend distribution in 2001.

14. RELATED PARTY TRANSACTIONS

The Company has extensive transactions and relationships with Prudential and other affiliates. It is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties.

Expense Charges and Allocations
All of the Company's expenses are allocations or charges from Prudential or other affiliates. These expenses can be grouped into the following categories: general and administrative expenses, retail distribution expenses and asset management fees.

The Company's general and administrative expenses are charged to the Company using allocation methodologies based on business processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential to process transactions on behalf of the Company. Prudential and the Company operate under service and lease agreements whereby services of officers and employees (except for those agents employed directly by the Company in Taiwan), supplies, use of equipment and office space are provided by Prudential.

The Company is allocated estimated distribution expenses from Prudential's retail agency network for both its domestic life and annuity products. The Company has capitalized the majority of these distribution expenses as deferred policy acquisition costs. Beginning April 1, 2000, Prudential and the Company agreed to revise the estimate of allocated distribution expenses to reflect a market based pricing arrangement.

In accordance with a profit sharing agreement with Prudential, the Company receives fee income from policyholder account balances invested in the Prudential Series Funds ("PSF"). These revenues are recorded as "Asset management fees" in the Consolidated Statements of Operations and Comprehensive Income. The Company also collects these fees on behalf of Prudential and records a Payable to affiliate in the Consolidated Statements of Financial Position. The Company is charged an asset management fee by Prudential Global Asset Management ("PGAM") and Jennison Associates LLC ("Jennison") for managing the PSF portfolio. These fees are a component of "general, administrative and other expenses."

On September 29, 2000, the Board of Directors for the Prudential Series Fund, Inc. ("PSFI") adopted resolutions to terminate the existing management agreement between PSFI and Prudential, and has appointed another subsidiary of Prudential as the fund manager for the PSF. The change was approved by the shareholders of PSF during early 2001 and effective January 1, 2000, the Company will no longer receive fees associated with the PSF. In addition, the Company will no longer incur the asset management expense from PGAM and Jennison associated with the PSF.

Corporate Owned Life Insurance
The Company has sold three Corporate Owned Life Insurance ("COLI") policies to Prudential. The cash surrender value included in Separate Accounts was $685.9 million and $725.3 million at December 31, 2000 and December 31, 1999, respectively. The fees received related to the COLI policies were $9.6 million for the year ending December 31, 2000.

Reinsurance
The Company currently has three reinsurance agreements in place with Prudential (the reinsurer). Specifically a reinsurance Group Annuity Contract, whereby the reinsurer, in consideration for a single premium payment by the Company, provides reinsurance equal to 100% of all payments due under the contract, and two yearly renewable term agreements in which the Company may offer and the reinsurer may accept reinsurance on any life in excess of the Company's maximum limit of retention. The Company is not relieved of its primary obligation to the policyholder as a result of these reinsurance transactions. These agreements had no material effect on net income for the periods ended December 31, 2000, December 31, 1999, and December 31, 1998.

Debt Agreements
In July 1998, the Company established a revolving line of credit facility of up to $500 million with Prudential Funding LLC, a wholly owned subsidiary of Prudential. There is no outstanding debt relating to this credit facility as of December 31, 2000 or December 31, 1999.

15. Subsequent Events - Transfer of Taiwan Business

On January 31, 2001, the Company transferred all of its assets, liabilities, and net equity associated with The Company's Taiwan branch including Taiwan's insurance book of business, to an affiliated company, Prudential Life Insurance Company of Taiwan Inc. ("Prudential of Taiwan"), a Taiwan, Republic of China wholly owned subsidiary of Prudential .

The mechanism used to transfer this block of business in Taiwan is referred to as a "full acquisition and assumption" transaction. Under this mechanism, the Company is jointly liable with Prudential of Taiwan for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet-matured obligations. Prudential of Taiwan is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against the Company. The transfer of the insurance related assets and liabilities will be accounted for as a long-duration coinsurance transaction under generally accepted accounting principles. Under this accounting treatment, the insurance related liabilities will remain on the books of the Company and an offsetting reinsurance recoverable will be established.

The net equity transfer will be reflected as a capital contribution from the Company to Prudential of Taiwan and will also be dividended by the Company to Prudential. The dividend is expected to occur in the second quarter of 2001.

                        Report of Independent Accountants



To the Board of Directors and Stockholder of Pruco Life Insurance Company

In our opinion, the accompanying consolidated statements of financial position and the related consolidated statements of operations and comprehensive income, of changes in stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Pruco Life Insurance Company (a wholly-owned subsidiary of the Prudential Insurance Company of America) and its subsidiaries at December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
New York, New York
March 13, 2001

         MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL POSITION AND
                             RESULTS OF OPERATIONS.

     The following analysis should be read in conjunction with the Notes to Consolidated Financial Statements.

     The Company sells interest-sensitive individual life insurance and variable life insurance, term life insurance, individual variable and fixed annuities, and a non-participating guaranteed interest contract ("GIC") called Prudential Credit Enhanced ("PACE") primarily through Prudential's sales force in the United States. These markets are subject to regulatory oversight with particular emphasis placed on company solvency and sales practices. These markets are also subject to increasing competitive pressure as the legal barriers which have historically segregated the markets of the financial services industry have been changed through both legislative and judicial processes. Regulatory changes have opened the insurance industry to competition from other financial institutions, particularly banks and mutual funds that are positioned to deliver competing investment products through large, stable distribution channels. The Company also markets individual life insurance through its branch office in Taiwan. The Taiwan branch was transferred to an affiliated Company on January 31, 2001, as described in the Notes to the Financial Statements. The Taiwan branch had net income of $1.8 million ($97.8 million of revenues and $96.0 million in expenses) in 2000. Beginning on February 1, 2001, Taiwan's net income will not be included in the Company's results of operations.

     Generally, policyholders who purchase the Company's products have the option of investing in the Separate Accounts, segregated funds for which investment risks are borne by the customer, or the Company's portfolio, referred to as the General Account. The Company earns its profits through policy fees and asset management fees charged to Separate Account annuity and life policyholders and through the interest spread for the GIC and General Account annuity and life products. Policy fees and asset management fees are assessed on the policyholder fund balances. These fund values are affected by net sales (sales less withdrawals), changes in interest rates and investment returns. The interest spread represents the difference between the investment income earned by the Company on its investment portfolio and the amount of interest credited to the policyholders' accounts. The majority of the fund balances and new sales, except for the GIC product, are in the Separate Accounts rather than the General Account.

     The Company's Changes in Financial Position and Results of Operations are described below.

CHANGES IN FINANCIAL POSITION

  2000 versus 1999

     Total assets increased from $21.8 billion at December 31, 1999 to $23.1 billion at December 31, 2000, an increase of $1.3 billion, primarily from increases in investments and cash and cash equivalents of $.9 billion, and Separate Accounts of $.2 billion. For a discussion of Investments see "Investment Portfolio and Investment Strategies". A discussion of Separate Account balances and net sales follows.

     Although there were positive Separate Account net sales of $1.2 billion (contributions of $2.4 billion less withdrawals of $1.2 billion), growth in the Separate Accounts was minimized by expense disbursements of $.3 billion, and in particular, investment losses from stock value declines of $.7 billion. This was in contrast to the prior year which experienced investment gains of $2.1 billion. However, the average Separate Account fund value during the current year, which is more indicative of fee income, was approximately $3 billion higher than the prior year, due to beginning of the year 2000 balances being substantially higher than the prior year. The majority of the net sales were from the Discovery Select annuity product ("Discovery Select") which had net sales of $1.115 billion. This was significantly lower than net sales of Discovery Select of $2.646 billion in 1999 due primarily to the termination of the Exchange program in May 2000. Surrenders also increased due to the aging of the business and since exchange assets are not subject to surrender charges. The Exchange Program had provided the contractholders of older Prudential or Pruco Life annuity products an opportunity to convert to the Discovery Select product.

     Total liabilities increased from $20.1 billion at December 31, 1999 to $21.2 billion at December 31, 2000, an increase of $1.1 billion. The increase was primarily due to increases to policyholder account balances of $.5 billion, securities lending liabilities of $.2 billion, Separate Account liabilities of $.2 billion, and an increase to future policy reserves of $.1 billion. The increase in policyholders' account balances from $3.1 billion at December 31, 1999 to $3.6 billion at December 31, 2000 was primarily due to increases of $315 million from sales of the PACE product, and an increase of $175 million, mainly due to exchanges and sales of the Discovery Select product for the General Account. Future policy benefits increased by $73 million from $630 million at December 31, 1999 to $703 million at December 31, 2000 primarily the result of increased sales and in-force business at the Taiwan branch.

  1999 versus 1998

     Total assets increased from $16.8 billion at December 31, 1998 to $21.8 billion at December 31, 1999, an increase of $5.0 billion, of which $4.5 billion represents growth in Separate Account assets. Contributions to Separate Accounts were $3.5 billion in 1999, withdrawals and expense disbursements were $1.1 billion and investment gains were $2.1 billion. The majority of the Separate Account increase came from Discovery Select which increased by $3.7 billion due to net sales of $2.6 billion, including $1.2 billion in exchange sales, and appreciation. Other increases in 1999 are mainly from growth in investments of $235.0 million and deferred acquisition costs ("DAC") of $201.0 million.

     Total liabilities increased from $15.1 billion at December 31, 1998 to $20.1 billion at December 31, 1999, an increase of $5.0 billion. The increase was primarily due to higher Separate Account liabilities of $4.5 billion, increases to policyholder account balances of $423 million and increases to future policy reserves of $101 million. The increase of $423 million in policyholders' account balances from $2.7 billion at December 31, 1998 to $3.1 billion at December 31, 1999 was primarily due to the PACE product which increased by $353.0 million in 1999. Annuity General Account balances increased by $70.0 million in 1999, mainly due to exchanges and sales of Discovery Select. Future policy benefits increased by $101 million from $528.8 million at December 31, 1998 to $629.5 million at December 31, 1999 as a result of increased sales and in-force business at the Taiwan branch.

RESULTS OF OPERATIONS

  (a) 2000 versus 1999

     Net Income

     Net income for the year ended December 31, 2000 was $103.5 million, an increase of $47.9 million from $55.6 million earned in the year ended December 31, 1999. The increase reflects a $168.2 million, or 20.5% increase in revenues, offset in part by a $95.8 million, 13.1% increase in expenses. Income taxes increased by $24.5 million corresponding with the income increase.

     Revenues

     Policy charges and fee income, consisting primarily of mortality and expense ("M&E"), loading and other insurance charges assessed primarily on Separate Account policyholder account balances, increased by $60.4 million to $474.9 million in 2000 from $414.4 million in 1999. In addition, asset management fees, primarily representing fees collected from the Pru Series Funds ("PSF"), a portfolio of mutual fund investments related to the Company's Separate account products, increased by $10.8 million from the prior year. These asset based fee revenues are dependent on the fund balances which are affected by net sales as well as asset depreciation or appreciation on the underlying investment funds in which the customer has the option to invest. Although the Separate Account fund balances as of December 31, 2000 are only slightly higher than the prior year end due to stock market declines, (especially in the fourth quarter) the average fund balance during the year was $3 billion higher than the prior year, as is described in the "Changes In Financial Position" section. Strong securities market conditions contributed to significant appreciation in Separate Account asset values during 1999 which had a carryover effect on 2000 income, as beginning of the year balances were substantially higher than in the previous year. Policy charges for annuity and life products were

$37.4 million and $23.0 million higher, respectively, than the prior year. Most of the annuity increase came from higher M&E charges from Discovery Select, the Company's most actively sold product. Discovery Select net sales, defined as sales less withdrawals, were $1,115 million. The increase in life policy fees is also due to a higher average fund balance than in the previous year.

     As is described in Note 14 to the Consolidated Financial Statements, beginning January 1, 2001, the Company will not receive asset management fee revenue or pay asset management charges related to PSF. For the year ending December 31, 2000, $64.1 million of asset management fee revenue was earned from PSF. Asset management expenses charged by Prudential Global Asset Management ("PGAM") and Jennison Associates LLC ("Jennison") to manage the PSF were $29.1 million.

     Premiums increased $22.9 million to $121.9 million for the year ended December 31, 2000. The increase was primarily due to continued growth at the Company's Taiwan branch, which sells traditional life insurance products. New sales for the Taiwan branch grew by 21% and gross insurance in force increased by 17%. Premiums from annuitizations of Discovery Select contracts also contributed somewhat to the growth in premiums. Premiums in 2001 will be substantially less as Taiwan premiums will be fully ceded to an affiliated company, as described earlier, beginning February 1, 2001. Taiwan premiums in 2000 were $88 million.

     Net investment income increased by $61.1 million to $337.9 million in 2000. The increase was primarily the result of higher income from fixed maturities of $45.8 million, and $10.4 from short-term and cash equivalents, as the asset base increased. Investment of cash inflows from the PACE product was the primary cause of the increase in the asset base.

     Realized investment losses, net were $20.7 million in 2000 compared to realized losses of $32.5 million for the prior year. This improvement of $11.8 million came primarily from derivative gains in 2000 of $15.0 million versus losses of $1.6 million in 1999. Offsetting this somewhat were realized losses on fixed maturities that were $5.7 million higher than in 1999, as most of the sales were made in early 2000, when interest rates were higher and writedowns for impairments deemed other than temporary were $12.3 million, an increase of $1.1 million from 1999.

     Benefits and Expenses

     Policyholders' benefits including changes in reserves were $248.1 million for the year ended December 31, 2000, an increase of $43.0 million from the prior year. Increases to reserves were $31.0 million higher than the prior year of which $14.8 million is related to continued business expansion in the Company's Taiwan branch. Discovery Select annuitizations of $7.7 million, and higher life reserves for extended term insurance and disability reserves of $8.5 million also contributed to the reserve increases. Policyholder benefits were $12.0 million higher mainly due to an increase in death claims of $9.8 million and increased annuity and Taiwanese policyholder benefits due to the growth in business.

     Interest credited to policyholder account balances for the year ended December 31, 2000 was $171.0 million, an increase of $34.2 million from 1999. Interest credited for the PACE product increased by $25.8 million as the PACE policyholder account balances increased $315 million. Interest credited on annuity products increased by $7.5 million as the General Account fund balances increased and there were higher new money rates due to higher incentive rates for Discovery Select.

     General, administrative and other expenses, net of capitalization increased $18.6 million to $410.7 million in 2000. The largest factor in this increase is amortization of deferred policy acquisition costs ("DAC") of $129.0 million which is $32.6 million higher than the prior year. Annuity DAC amortization increased $39.3 million to $72.8 million, due to growth in profitability of Discovery Select, and accelerated amortization associated with a decline in expected future gross profits as a result of unfavorable market conditions in 2000. Amortization of life products declined by $10.2 million due to prior year write-offs of DAC for policies that were rescinded as a result of the Company's policyholder remediation program, as described in the Notes to the financial statements. Taiwan DAC amortization increased by $3.5 billion due to growth in the business.

     Commission and distribution expenses, net of capitalization are lower by $1.1 million due mainly to two offsetting factors. Growth in trail commissions on Discovery Select exchanges, which are nondeferable, increased expenses by $8.0 million. This was offset by a change in the allocation of distribution expenses. As of April 1, 2000, Prudential and the Company agreed to revise the estimate of allocated distribution expenses to reflect a market based pricing arrangement. This decreased year over year expenses (net of capitalization) by $8.9 million.

     Other general and administrative expenses were down $16.1 million from the prior year due to decreases in consulting fees, salary expenses, and charges to the reserve for unbeknownst modified endowment contracts ("UMEC"). Consulting and external contracted services charges were lower in 2000 by $7.9 million as the prior year had contracted external programmers for Year 2000 system preparation and data integrity projects. Decreases in staffing levels from the prior year resulted in reductions in salary expense and employee benefits of $4.1 million. Provisions made to UMEC were $6.3 million in 2000 which is $3.9 million less than the prior year. A modified endowment contract ("MEC") is an insurance policy in which the money paid into the contract by the contractholder exceeds the level permitted by the Internal Revenue Service. Consequently, the contract loses its tax deferred status. The Company had failed to notify contractholders when they reached this level, and therefore has agreed to remedy policyholders for any penalties they have incurred. The Company has established a reserve to cover any tax liability to be paid on behalf of the policyholder, any enhanced death benefit given to the policyholder as a remedy and any expected administrative costs. Offsetting these decreases slightly was an increase of $3.2 million for PGAM fees, asset based charges for managing Separate Account investment portfolios, due to the increase in the average Separate Account balance.

  (b) 1999 versus 1998

     Net Income

     Net income for the year ended December 31, 1999 was $55.6 million, a decrease of $96.4 million from the prior year. The decrease reflects a $189.9 million increase in expenses, offset in part by a $39.2 million increase in revenues and a related decrease in income taxes of $54.3 million.

     Revenues

     Policy charges and fee income, increased by $63.8 million to $414.4 million in 1999 from $350.6 million in 1998, primarily as a result of increased Separate Account fund balances. These Separate Account fund balances increased by $4.5 billion from the prior year. Strong securities market conditions contributed to appreciation in Separate Account asset values during 1999, and consequently, an increase in fee income. Favorable market conditions also provided a stimulus to investors to purchase mutual fund shares and annuities, particularly the Discovery Select annuity product, which further contributed to growth in assets and fees earned. Discovery Select net sales, increased slightly from $2.573 billion in 1998 to $2.646 billion in 1999, an increase of $73.0 million. This increase can be attributed to an increase in exchanges as a result of the Exchange Program.

     Premiums increased $16.8 million to $99.0 million for the year ended December 31, 1999. The increase was primarily due to continued growth at the Company's Taiwan branch, which sells traditional life insurance products.

     Net investment income increased by $15.4 million to $276.8 million in 1999. The increase was primarily the result of higher income from fixed maturities of $12.2 million, as the average assets increased. Average yields on fixed maturities were modestly lower in 1999. Investment of cash inflows from the PACE product, was the primary cause of the increase in the asset base. The PACE product increased its investments in fixed maturities by $345.8 million during 1999.

     Realized investment losses, net were $32.5 million in 1999 compared to realized investment gains, net of $44.8 million for the prior year. The decline of $77.3 million was primarily due to the impact of net sales of fixed maturity securities during a rising interest rate environment for most of 1999. Realized losses on fixed maturities were $29.1 million in 1999, consisting of losses on sales of $18.0 million and writedowns for impairments deemed other than temporary of $11.1 million. In 1998, there were realized gains of $29.8 million on fixed maturities, net of writedowns for impairments deemed other than temporary of $2.8 million. In addition, in 1999 the Company realized $1.6 million in losses from U.S. Treasury futures transactions versus a gain of $12.4 million in the prior year.

     Asset management fees increased to $60.4 million at December 31, 1999 from $40.2 million at December 31, 1998, due to the increase in the Separate Account fund balances.

     Benefits and Expenses

     Policyholders' benefits were $205.0 million for the year ended December 31, 1999, an increase of $11.3 million from $193.7 million for the year ended December 31, 1998. The increase was mainly due to increases in reserves of $4.2 million, surrender increases of $3.0 million, and term life conversion credits of $3.0 million. The reserve increase reflects continued business expansion in the Company's Taiwan branch. As noted above, the Taiwan branch experienced a 40% growth in sales in 1999, requiring an increase to their reserves of $12.8 million. This increase was offset by a decline in domestic reserves of $8.9 million resulting from a reduction in extended term insurance activity and a decrease in year over year sales. The term life conversions of $3.0 million relate to premium credits provided to policyholders who exercised an option to convert term life insurance products to variable life insurance.

     Interest credited to policyholder account balances for the year ended December 31, 1999 was $136.9 million, an increase of $17.9 million from $119.0 million in 1998. Interest credited for the PACE product increased by $15.0 million as PACE account balances increased to $584.7 million at December 31, 1999 from $231.3 million at December 31, 1998.

     General, administrative and other expenses, net of capitalization increased $160.7 million to $392.0 million in 1999 from $231.3 million in 1998. The increase was primarily the result of the implementation of a new expense allocation methodology from Prudential. This new allocation process shifts a greater amount of expenses to products requiring more complex business processes and more transactions, such as variable products which allow policyholders to make changes in their investment portfolio. As a result of this change, the Company's allocation of general and administrative expenses from Prudential increased by approximately $78.0 million. These allocated expenses include distribution expenses from Prudential's retail agency network. A majority of these distribution expenses have been capitalized by the Company as DAC.

     Other factors contributing to the increase in general, administrative and other expenses include DAC amortization, PGAM fees and UMEC expenses. DAC amortization is $46.3 million higher than 1998, as DAC amortization in 1998 was reduced as a result of a change in estimate of gross profit margin related to variable universal life products. In addition, DAC amortization increased in 1999 as a result of increased profitability of the Discovery Select product. In addition, beginning in 1999 expenses included an asset based charge from PGAM for managing Separate Account investment portfolios. These fees were $25.8 million in 1999. Expenses in 1999 also include $10.2 million for the establishment of a reserve for UMEC.

     Investment Portfolio and Investment Strategies

     The Company's investment portfolio supports its insurance and annuity liabilities and other obligations to customers for which it assumes investment related risks. The portfolio was comprised of total investments amounting to $5.0 billion at December 31, 2000, versus $4.4 billion at December 31, 1999. A diversified portfolio of publicly traded bonds, private placements, commercial mortgages and equity investments is managed under strategies intended to maintain optimal asset mix consistent with current and anticipated cash flow requirements of the related obligations. The risk tolerance reflects the Company's aggregate capital position, exposure to business risk, liquidity and rating agency considerations.

     The asset management strategy for the portfolio is in accordance with an investment policy statement developed and coordinated within the Company by the Asset Liability and Risk Management Group, agreed to by senior management, and approved by the Company's Board of Directors. In managing the investment portfolio, the long term objective is to generate favorable investment results through asset-liability management, strategic and tactical asset allocation and asset manager selection. Asset mix strategies are constrained by the need to match asset structure to product liabilities, considering the underlying income and return characteristics of investment alternatives and seeking to closely approximate the interest rate sensitivity of the asset portfolio with the estimated interest rate sensitivity of the product liabilities. Asset mix strategies also include maintenance of broad diversification across asset classes, issuers and sectors; effective utilization of capital while maintaining liquidity believed to be adequate to satisfy cash flow requirements; and achievement of competitive performance. The major categories of invested assets, quality across the portfolio, and recent activities to manage the portfolio are discussed below.

     Fixed Maturities

     The fixed maturity portfolio is diversified across maturities, sectors and issuers. The Company has classified all publicly traded securities as "available for sale" or "AFS". As of December 31, 2000 and 1999, approximately 78% and 72% respectively, of privately traded securities, were classified as AFS. The remainder of the privately placed fixed maturities were classified as "held to maturity" or "HTM". AFS securities are carried in the Consolidated Statements of Financial Position at fair value, with unrealized gains and losses (after certain related adjustments) recognized by credits or charges to "Accumulated Other Comprehensive Income", a component of equity capital. HTM securities are carried at amortized cost, and unrealized gains or losses on these securities are not recognized in the financial statements. At December 31, 2000, the fixed maturities portfolio totaled $3.9 billion (AFS fair value of $3.6 billion and HTM amortized cost of $0.3 billion), an increase of $0.5 billion compared to December 31, 1999. This increase in fixed maturities was due primarily to cash inflows from insurance operations, particularly the PACE product, and unrealized gains due to declining interest rates.

                                              2000                                     1999
                            ----------------------------------------   ------------------------------------
                                                           NET                                      NET
                            AMORTIZED    ESTIMATED      UNREALIZED     AMORTIZED    ESTIMATED    UNREALIZED
                               COST      FAIR VALUE   GAINS (LOSSES)      COST      FAIR VALUE     LOSSES
                            ----------   ----------   --------------   ----------   ----------   ----------
                                                            (IN THOUSANDS)
FIXED MATURITIES
Publicly traded...........  $2,385,108   $2,393,919      $ 8,811       $2,070,500   $2,004,636    $(65,864)
Privately placed..........   1,491,682    1,488,236       (3,446)       1,402,547    1,371,548     (30,999)
                            ----------   ----------      -------       ----------   ----------    --------
          Total...........  $3,876,790   $3,882,155      $ 5,365       $3,473,047   $3,376,184    $(96,863)
                            ==========   ==========      =======       ==========   ==========    ========

     At December 31, 2000, net unrealized gains on the AFS fixed maturity portfolio totaled $9.3 million compared with net unrealized losses of $85.7 million at December 31, 1999. The change in the net unrealized gain (loss) position reflects the impact of declining interest rates.

     Based on fair value, the Company's holdings of private placement fixed maturities constituted 38% and 41% of total fixed maturities at December 31, 2000 and 1999, respectively. These investments generally offer higher yields than comparable quality public market securities, increase the diversification of the portfolio, and contain tighter covenant protection than public securities.

     Gross investment income from fixed maturities increased by $45.8 million to $263.3 million in 2000 as a result of a higher beginning of the year asset base and investment of positive cash flows in 2000. Realized losses on fixed maturities of $34.8 million were $5.7 million higher when compared with realized losses of $29.1 million in 1999. This variance is attributed to the timing of turnover, as most of 2000's losses were realized in the beginning of the year when rates were high. In addition, writedowns for impairments of fixed maturities which were deemed to be other than temporary increased by $1.1 million from 1999.

     Credit Quality

     The following table describes the credit quality of the fixed maturity portfolio, based on ratings assigned by the National Association of Insurance Commissioners ("NAIC") or Standard & Poor's Corporation, an independent rating agency as of December 31, 2000 and 1999:

                                            DECEMBER 31, 2000                             DECEMBER 31, 1999
                                ------------------------------------------    ------------------------------------------
                                                       ESTIMATED                                     ESTIMATED
                                AMORTIZED                 FAIR                AMORTIZED                 FAIR
NAIC     STANDARD & POOR'S         COST         %        VALUE         %         COST         %        VALUE         %
----   ---------------------    ----------    -----    ----------    -----    ----------    -----    ----------    -----
                                                                     (IN THOUSANDS)
 1     AAA to AAA-              $1,811,068     46.7%   $1,835,642     47.3%   $1,369,346     39.4%   $1,342,146     39.8%
2..    BBB+ to BBB-              1,794,309     46.3%    1,784,694     46.0%    1,847,502     53.2%    1,787,102     52.9%
 3     BB+ to BB-                  118,652      3.0%      117,793      3.1%      159,896      4.6%      150,994      4.5%
 4     B+ to B-                    113,050      2.9%      106,699      2.7%       75,843      2.2%       75,239      2.2%
 5     CCC or lower                 22,093      0.6%       20,067      0.5%        7,718      0.2%        8,061      0.2%
 6     In or near default           17,618      0.5%       17,260      0.4%       12,742      0.4%       12,642      0.4%
                                ----------             ----------             ----------             ----------
       Total                    $3,876,790    100.0%   $3,882,155    100.0%   $3,473,047    100.0%   $3,376,184    100.0%
                                ==========             ==========             ==========             ==========

     The fixed maturity portfolio consists largely of investment grade assets (rated "1" or "2" by the NAIC), with such investments accounting for 93% of the portfolio at December 31, 2000 and 1999, based on fair value. As of both of those dates, less than 1% of the fixed maturities portfolio, based on fair value, was rated "6" by the NAIC, defined as public and private placement securities which are currently non-performing or believed subject to default in the near-term.

     The Company maintains separate monitoring processes for public and private fixed maturities and creates watch lists to highlight securities which require special scrutiny and management. The Company's fixed maturity asset managers formally review all public fixed maturity holdings on a monthly basis and more frequently when necessary to identify potential credit deterioration whether due to ratings downgrades, unexpected price variances, and/or industry specific concerns. The Company classifies public fixed maturity securities of issuers that have defaulted as loans not in good standing and all other public watch list assets as closely monitored.

     Our private fixed maturity asset managers conduct specific servicing tests on each investment on a quarterly basis to determine whether the investment is in compliance or should be placed on the watch list or assigned an early warning classification. The Company assigns early warning classification to those issuers that have failed a servicing test or experienced a minor covenant default, and the Company continues to monitor them for improvement or deterioration. The Company assigns closely monitored status to those investments that have been recently restructured or for which restructuring is a possibility due to substantial credit deterioration or material covenant defaults. The Company classifies as not in good standing securities of issuers that are in more severe condition, for example, bankruptcy or payment default.

                                                          DECEMBER 31, 2000           DECEMBER 31, 1999
                                                       ------------------------    ------------------------
                                                       AMORTIZED                   AMORTIZED
                                                          COST       % OF TOTAL       COST       % OF TOTAL
                                                       ----------    ----------    ----------    ----------
                                                                          (IN THOUSANDS)
Performing...........................................  $3,799,529       98.0%      $3,428,880       98.8%
Watch List
  Closely monitored..................................      56,513        1.5%          31,425        0.9%
  Not in good standing...............................      20,748        0.5%          12,742        0.3%
                                                       ----------                  ----------
         Total.......................................  $3,876,790      100.0%      $3,473,047      100.0%
                                                       ==========                  ==========

     Writedowns for impairments of fixed maturities which were deemed to be other than temporary were $12.3 million, $11.2 million and $2.8 million for the years 2000, 1999 and 1998, respectively.

     Portfolio Diversity

     The fixed maturity portfolio is broadly diversified by type and industry of issuer. The greatest industry concentrations within the public portfolio were finance, utilities, and manufacturing. The greatest concentrations within the private portfolio were manufacturing, asset backed securities, and service issues. The portfolio is summarized below by issuer category:

                                                              DECEMBER 31, 2000
                                                    --------------------------------------
                                                    AMORTIZED     ESTIMATED        % OF
                                                       COST       FAIR VALUE    FAIR VALUE
                                                    ----------    ----------    ----------
                                                                (IN THOUSANDS)
United States government securities and
  obligations.....................................  $  309,609    $  317,479        8.2%
Mortgage backed securities........................      31,479        31,809         .8%
Asset backed securities(1)........................     544,447       541,315       14.0%
Foreign government securities.....................     136,133       143,706        3.7%
Manufacturing.....................................     791,609       788,188       20.3%
Utilities.........................................     634,671       628,657       16.2%
Retail and wholesale..............................     230,303       229,162        5.9%
Energy............................................       1,304         1,359         .0%
Finance...........................................     519,690       528,020       13.6%
Services..........................................     548,729       544,555       14.0%
Transportation....................................     122,655       121,565        3.1%
Other.............................................       6,161         6,340         .2%
                                                    ----------    ----------      -----
Total.............................................  $3,876,790    $3,882,155      100.0%
                                                    ==========    ==========      =====

                                                              DECEMBER 31, 1999
                                                    --------------------------------------
                                                    AMORTIZED     ESTIMATED        % OF
                                                       COST       FAIR VALUE    FAIR VALUE
                                                    ----------    ----------    ----------
                                                                (IN THOUSANDS)
United States government securities and
  obligations.....................................  $  113,172    $  111,122        3.3%
Mortgage backed securities........................       1,558         1,712        0.1%
Asset backed securities(1)........................     464,097       453,441       13.4%
Foreign government securities.....................      92,725        92,988        2.8%
Manufacturing.....................................     706,866       675,731       20.0%
Utilities.........................................     489,207       471,534       14.0%
Retail and wholesale..............................     244,723       238,438        7.1%
Energy............................................      31,392        30,837        0.9%
Finance...........................................     635,268       625,321       18.5%
Services..........................................     518,040       504,350       14.9%
Transportation....................................     166,108       160,586        4.7%
Other.............................................       9,891        10,124        0.3%
                                                    ----------    ----------      -----
Total.............................................  $3,473,047    $3,376,184      100.0%
                                                    ==========    ==========      =====

------------------
(1) Asset backed securities are primarily backed by credit card receivables, home equity loans, trade receivables and auto loans.

     Mortgage Loans on Real Estate

     As of December 31, 2000, the Company's mortgage loan portfolio totaled $9.3 million, a reduction of $1.2 million from December 31, 1999, reflecting maturities and prepayments. The portfolio is comprised of commercial mortgage loans, with diversification by property type and geographic location. Refer to Footnote 3 in the Notes to Consolidated Financial Statements. Mortgage investment income is $1.0 million which is $1.8 million lower than the prior year as 1999 had loan prepayment income in anticipation of increasing interest rates.

     The Company monitors the mortgage loan portfolio quarterly and through that process identifies which loans require additional monitoring. Loans with estimated collateral values less than the outstanding loan balances and loans demonstrating characteristics indicative of higher than normal credit risks are reviewed by management. The underlying collateral values are based upon discounted property cash flow projections or external appraisals.

     Equity Securities

     The Company's equity securities are comprised of common stocks and non-redeemable preferred stock and are carried at estimated fair value on the Statements of Financial Position. Based on fair value, equity securities totaled $10.8 million in 2000 compared to $4.5 million in 1999. The equity securities portfolio experienced no significant changes in income or realized gains in 2000.

     Short-Term Investments

     Short-term investments include highly liquid debt instruments other than those held in "Cash and cash equivalents" with a maturity of twelve months or less when purchased. These securities are carried at amortized cost, which approximates fair value. As of December 31, 2000, the Company's short-term investments totaled $202.8 million, an increase of $118.2 million compared to $84.6 million at December 31, 1999, primarily due to increased securities financing activity.

     Other Significant Items

     Derivatives

     The Company uses derivatives primarily to alter mismatches between the duration of assets in its portfolios and the duration of insurance and annuity liabilities supported by those assets. During 2000, $5.6 million of gains were realized in swaps due to favorable 2000 positions in exchange rates and spreads. Also during 2000, $9.4 million of gains were realized from futures versus a loss of $1.6 million in 1999. This was the result of the Company being net long in futures during both years, as interest rates were generally declining in 2000 versus generally increasing in 1999.

2. LIQUIDITY AND CAPITAL RESOURCES

     The Company's liquidity requirements include the payment of sales commissions, other underwriting expenses and the funding of its contractual obligations for the life insurance and annuity contracts in-force. The Company has developed and utilizes a cash flow projection system and regularly performs asset/liability duration matching in the management of its asset and liability portfolios. The Company anticipates funding all its cash requirements utilizing cash from operations, normal investment maturities and anticipated calls and repayments or through short term borrowing from its affiliate Prudential Funding Corporation (refer to Footnote 14 in the Notes to Consolidated Financial Statements). As of December 31, 2000, the Company's assets included $2.9 billion of cash and cash equivalents, short-term investments and investment grade publicly traded fixed maturity securities that could be liquidated if funds were required.

     In order to continue to market life insurance and annuity products, the Company must meet or exceed the statutory capital and surplus requirements of the insurance departments of the states in which it conducts business. Statutory accounting practices differ from generally accepted accounting principles ("GAAP") in two major respects. First, under statutory accounting practices, the acquisition costs of new business are charged to expense, while under GAAP they are initially deferred and amortized over a period of time. Second, under statutory accounting practices, the required additions to statutory reserves for new business in some cases may initially exceed the statutory revenues attributable to such business. These practices result in a reduction of statutory income and surplus at the time of recording new business.

     Insurance companies are subject to Risk-Based Capital ("RBC") guidelines, monitored by insurance regulatory authorities, that measure the ratio of the Company's statutory surplus with certain adjustments ("Adjusted Capital") to its required capital, based on the risk characteristics of its insurance liabilities and investments. Required capital is determined by statutory formulae that consider risks related to the type and quality of invested assets, insurance-related risks associated with the Company's products, interest rate risks, and general business risks. The RBC calculations are intended to assist regulators in measuring the adequacy of the Company's statutory capitalization.

     The Company considers RBC implications in its asset/liability management strategies. Each year, the Company conducts a thorough review of the adequacy of statutory insurance reserves and other actuarial liabilities. The review is performed to ensure that the Company's statutory reserves are computed in accordance with accepted actuarial standards, reflect all contractual obligations, meet the requirements of state laws and regulations and include adequate provisions for any other actuarial liabilities that need to be established. All significant reserve changes are reviewed by the Board of Directors and are subject to approval by the Arizona Department of Insurance and the New Jersey Department of Banking and Insurance (the "Insurance Departments"). The Company believes that its statutory capital is adequate for its currently anticipated levels of risk as measured by regulatory guidelines.

     In March 1998, the NAIC adopted the Codification of Statutory Accounting Principles guidance ("Codification"), which replaces the current Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. The Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in certain areas. Certain of the standards could have an impact on the measurement of statutory capital which, in turn, could affect RBC ratios of insurance companies. The Company has adopted the Codification guidance effective January 1, 2001, and has estimated the potential effect of the Codification guidance to have a favorable impact of at least $60 million on the Company's surplus position, primarily as a result of the recognition of deferred tax assets.

3. REGULATORY ENVIRONMENT

     The Company is subject to the laws of the Insurance Departments. A detailed financial statement in the prescribed form (the "Annual Statement") is filed with the Insurance Departments each year covering the Company's operations for the preceding year and its financial position as of the end of that year. Regulation by the Insurance Departments includes periodic examinations to verify the accuracy of contract liabilities and reserves. The Company's books and accounts are subject to review by the Insurance Departments at all times. A full examination of the Company's operations is conducted periodically by the Insurance Departments and under the auspices of the NAIC.

     The Company is subject to regulation under the insurance laws of all jurisdictions in which it operates. The laws of the various jurisdictions establish supervisory agencies with broad administrative powers with respect to various matters, including licensing to transact business, overseeing trade practices, licensing agents, approving contract forms, establishing reserve requirements, fixing maximum interest rates on life insurance contract loans and minimum rates for accumulation of surrender values, prescribing the form and content of required financial statements and regulating the type and amounts of investments permitted. The Company is required to file the Annual Statement with supervisory agencies in each of the jurisdictions in which it does business, and its operations and accounts are subject to examination by these agencies at regular intervals.

     The NAIC has adopted several regulatory initiatives designed to improve the surveillance and financial analysis regarding the solvency of insurance companies in general. These initiatives include the development and implementation of a risk-based capital formula as described in the Liquidity and Capital Resources disclosure. The implementation of these standards has not had a significant impact on the Company.

     Although the federal government generally does not directly regulate the business of insurance, federal initiatives often have an impact on the business in a variety of ways. Certain insurance products of the Company are subject to various federal securities laws and regulations. In addition, current and proposed federal measures which may significantly affect the insurance business include regulation of insurance company solvency, employee benefit regulation, removal of barriers preventing banks from engaging in the insurance business, tax law changes affecting the taxation of insurance companies and the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles.

4. EFFECTIVE NEW ACCOUNTING PRONOUNCEMENTS

     Refer to Footnote 2, "Summary of Significant Accounting Policies," of the Notes to Consolidated Financial Statements.

5. INFORMATION CONCERNING FORWARD-LOOKING STATEMENTS

     Some of the statements contained in Management's Discussion and Analysis, including those words such as "believes", "expects", "intends", "estimates", "assumes", "anticipates" and "seeks", are forward-looking statements. These forward-looking statements involve risk and uncertainties. Actual results may differ materially from those suggested by the forward-looking statements for various reasons. In particular, statements contained in Management's Discussion and Analysis regarding the Company's business strategies involve risks and uncertainties, and we can provide no assurance that we will be able to execute our strategies effectively or achieve our financial and other objectives.

ITEM 7a.  QUANTITATIVE AND QUALITATIVE DISCLOSURES ABOUT MARKET RISK

RISK MANAGEMENT, MARKET RISK, AND DERIVATIVE FINANCIAL INSTRUMENTS

     As an wholly-owned subsidiary of Prudential, the Company benefits from the risk management strategies implemented by its parent. Risk management includes the identification and measurement of various forms of risk, establishment of acceptable risk thresholds, and creation of processes intended to maintain risks within these thresholds while optimizing returns on the underlying assets or liabilities. Prudential considers risk management an integral part of its core businesses.

     The risks inherent in the Company's operations include market risk, product risk, credit risk, and operating risk.

     MARKET RISK is the risk of change in the value of financial instruments as a result of absolute or relative changes in interest rates, foreign currency exchange rates or equity or commodity prices. To varying degrees, the investment activities supporting all of the Company's products and services generate market risks. Market risks incurred and the strategies for managing these risks vary by product.

     With respect to non-variable life insurance products, fixed rate annuities and the fixed rate options in our variable life insurance and annuity products, the Company incurs market risk primarily in the form of interest rate risk. The Company manages this risk through asset/liability management strategies that seek to match the interest rate sensitivity of the assets to that of the underlying liabilities. The Company's overall objective in these strategies is to limit the net change in value of assets and liabilities arising from interest rate movements. While it is more difficult to measure the interest sensitivity of the Company's insurance liabilities than that of the related assets, to the extent the Company can measure such sensitivities the Company believes that interest rate movements will generate asset value changes that substantially offset changes in the value of the liabilities relating to the underlying products.

     For variable annuities and variable life insurance products, excluding the fixed rate options in these products, the Company's main exposure is the risk that asset management fees may decrease as a result of declines in assets under management due to changes in prices of securities. The Company is also exposed to the risk that asset management fees calculated by reference to performance could be lower. For variable annuity and variable life insurance products with minimum guaranteed death benefits, the Company also faces the indirect risk that declines in the value of underlying investments as a result of changes in securities prices may increase the Company's net exposure to death benefits under these contracts. The Company does not believe that these indirect risks add significantly to the Company's overall risk. The Company manages its exposure to equity price risk primarily by seeking to match the risk profile of equity investments against risk-adjusted equity market benchmarks. The Company measures benchmark risks level in terms of price volatility in relation to the market in general.

     The Company's exposure to market risk results from "other than trading" activities in its insurance businesses. Market risks in the Company's insurance business are managed through an investment process that incorporates asset/liability management techniques and other risk management policies and limits. Derivatives, as discussed further below, are used for hedging purposes in the asset/liability management process. These include sensitivity and Value-at-Risk measures, positions and other limits based on type of risk, and various hedging methods.

INSURANCE ASSET/LIABILITY MANAGEMENT

     The Company's asset/liability management strategies seek to match the interest rate sensitivity of the assets to that of the underlying liabilities and to construct asset mixes consonant with product features, such as interest crediting strategies. The Company also considers risk-based capital implications in its asset/liability management strategies. The Company seeks to maintain interest rate and equity exposures within established ranges, which are periodically adjusted based on market conditions and the design of related insurance products sold to customers. The Company's risk managers, who work with portfolio and asset managers but under separate management, establish investment risk limits for exposures to any issuer, or type of security and oversee efforts to manage risk within policy constraints set by management and approved by the Board of Directors.

     The Company uses duration and convexity analyses to estimate the price sensitivity of assets and liabilities to interest rate changes. Duration is an estimate of the sensitivity of the fair value of a financial instrument relative to changes in interest rates. Convexity is an estimate of the rate of change of duration with respect to changes in interest rate, and is commonly used for managing assets with prepayment risk, such as mortgage backed securities. The Company seeks to manage its interest rate exposure by matching the relative sensitivity of asset and liability values to interest rate changes, or controlling "duration mismatch" of assets and liabilities. The Company has a target duration mismatch level of plus or minus 0.6 years. As of December 31, 2000, the difference between the pre-tax duration of assets and the target duration of liabilities in the Company's duration managed portfolio was less than 0.1 years.

     The Company also performs portfolio stress testing as part of its regulatory cash flow testing. In this testing, the Company evaluates the impact of altering its interest-sensitive assumptions under various moderately adverse interest rate environments. These interest-sensitive assumptions relate to the timing and amounts of redemptions and pre-payments of fixed-income securities and lapses and surrenders of insurance products. The Company evaluates any shortfalls that this cash flow testing reveals to determine if there is a need to increase statutory reserves or adjust portfolio management strategies.

MARKET RISK RELATED TO INTEREST RATES

     Assets that subject the Company to interest rate risk include fixed maturities, mortgage loans on real estate, and policy loans. In the aggregate, the carrying value of these assets represented 70% of consolidated assets, other than assets that are held in Separate Accounts, as of December 31, 2000 and 73% as of December 31, 1999. With respect to liabilities, the Company is exposed to interest rate risk through policyholder account balances relating to interest-sensitive life insurance and annuity and investment type contracts.

     The Company assesses interest rate sensitivity for its financial assets, financial liabilities and derivatives using hypothetical test scenarios which assume both upward and downward 100 basis point parallel shifts in the yield curve from prevailing interest rates. The following tables set forth the potential loss in fair value from a hypothetical 100 basis point upward shift at December 31, 2000 and 1999, because this scenario results in the greatest net exposure to interest rate risk of the hypothetical scenarios tested at those dates. While the test scenario is for illustrative purposes only and does not reflect management's expectations regarding future interest rates or the performance of fixed income markets, it is a near-term, reasonably possible hypothetical change that illustrates the potential impact of such events. These test scenarios do not measure the changes in value that could result from non-parallel shifts in the yield curve, which would be expected to produce different changes in discount rates for different maturities. As a result, the actual loss in fair value from a 100 basis point change in interest rates could be different from that indicated by these calculations.

     This presentation does not include $2.587 billion and $2.466 billion of insurance reserves and deposit liabilities at December 31, 2000 and 1999, respectively. The Company believes that the interest rate sensitivities of these insurance liabilities offset, in large measure, the interest rate risk of the financial assets set forth in the following tables.

                                                                            DECEMBER 31, 2000
                                                        ---------------------------------------------------------
                                                                                      FAIR VALUE
                                                                                     AFTER + 100
                                                          NOTIONAL      ESTIMATED    BASIS POINT     HYPOTHETICAL
                                                            VALUE         FAIR      PARALLEL YIELD    CHANGE IN
                                                        (DERIVATIVES)     VALUE      CURVE SHIFT      FAIR VALUE
                                                        -------------   ---------   --------------   ------------
                                                                              (IN MILLIONS)
Financial Assets and Liabilities with Interest Rate
  Risk:
Financial Assets:
  Fixed maturities:
    Available for sale................................        --         $ 3,562       $ 3,468         $   (94)
    Held to maturity..................................        --             321           313              (8)
  Mortgage loans on real estate.......................        --              11            10              (1)
  Policy loans........................................        --             883           838             (45)
Derivatives:
  Futures.............................................       202               2             1              (1)
  Swaps...............................................         9              .3            .1             (.2)
Financial liabilities:
  Investment contracts................................        --          (1,785)       (1,760)             25
                                                                                                       -------
Total estimated potential loss........................                                                 $(124.2)
                                                                                                       =======

                                                                            DECEMBER 31, 1999
                                                        ---------------------------------------------------------
                                                                                      FAIR VALUE
                                                                                     AFTER + 100
                                                          NOTIONAL      ESTIMATED    BASIS POINT     HYPOTHETICAL
                                                            VALUE         FAIR      PARALLEL YIELD    CHANGE IN
                                                        (DERIVATIVES)     VALUE      CURVE SHIFT      FAIR VALUE
                                                        -------------   ---------   --------------   ------------
                                                                              (IN MILLIONS)
Financial Assets and Liabilities with Interest Rate
  Risk:
Financial Assets:
  Fixed maturities:
    Available for sale................................        --         $ 2,998       $ 2,897         $  (101)
    Held to maturity..................................        --             378           367             (11)
  Mortgage loans on real estate.......................        --              12            12              --
  Policy loans........................................        --             761           728             (33)
Derivatives:
  Futures.............................................       122              (2)           (9)             (7)
Financial liabilities:
  Investment contracts................................        --          (1,283)       (1,268)             15
                                                                                                       -------
Total estimated potential loss........................                                                 $  (137)
                                                                                                       =======

     The estimated changes in fair values of the financial assets shown above relate to assets invested in support of the Company's insurance liabilities, but do not include assets associated with products for which investment risk is borne primarily by the contractholders rather than the Company.

MARKET RISK RELATED TO EQUITY PRICES

     The Company actively manages equity price risk relative to benchmarks in respective markets. Equity holdings are benchmarked against a blend of leading market indices, mainly the Standard & Poor's ("S&P") 500 and Russell 2000, and targets price sensitivities that approximate those of the benchmark indices. The

Company estimates its equity price risk from a hypothetical 10% decline in equity benchmark market levels and measures this risk in terms of the decline in the fair value of the equity securities it holds. Using this methodology, the Company's estimated equity price risk at December 31, 2000 was $1.1 million, representing a hypothetical decline in fair market value of equity securities held by the Company at that date from $10.8 million to $9.7 million. The Company's estimated equity price risk using this methodology at December 31, 1999 was $.4 million, representing a hypothetical decline in fair market value of equity securities the Company held at that date from $4.5 million to $4.1 million. These amounts exclude equity securities relating to products for which investment risk is borne primarily by the contractholder rather than by the Company. While these scenarios are for illustrative purposes only and do not reflect management's expectations regarding future performance of equity markets or of the Company's equity portfolio, they represent near term reasonably possible hypothetical changes that illustrate the potential impact of such events.

MARKET RISK RELATED TO FOREIGN CURRENCY EXCHANGE RATES

     The Company is exposed to foreign currency exchange risk in its investment portfolio and through its operations in Taiwan. The Company generally hedges substantially all foreign currency-denominated fixed-income investments supporting its U.S. insurance operations into U.S. dollars, using foreign exchange currency swaps, in order to mitigate the risk that the fair value of these investments fluctuates as a result of changes in foreign exchange rates. The Company generally does not hedge all of the foreign currency risk of its equity investments in unaffiliated foreign entities.

     Foreign currency exchange risk is actively managed within specified limits at the enterprise (Prudential) level using Value-at-Risk ("VaR") analysis. This statistical technique estimates, at a specified confidence level, the potential pretax loss in portfolio market value that could occur over an assumed time horizon due to adverse market movements. This calculation utilizes a variance/covariance approach.

     The Company calculates VaR estimates of exposure to loss from volatility in foreign currency exchange for a one month time period. The Company's estimated VaR at December 31, 2000 for foreign currency assets not hedged to U.S. dollars, measured at the 95% confidence level and using a one month time horizon, was $2.3 million, representing a hypothetical decline in fair market value of these foreign currency assets from $133.2 million to $130.9 million. The Company's estimated VaR at December 31, 1999 for foreign currency assets not hedged to U.S. dollars, measured at the 95% confidence level and using a one month time horizon, was $1.2 million, representing a hypothetical decline in fair market value of these foreign currency assets from $36.1 million to $34.9 million. These calculations use historical price volatilities and correlation data at a 95% confidence level.

     The Company's average monthly VaR from foreign currency exchange rate movements measured at the 95% confidence level over a one month time horizon was $2.3 million during 2000 and $1.5 million during 1999.

LIMITATIONS OF VaR MODELS

     Although VaR models represent a recognized tool for risk management, they have inherent limitations, including reliance on historical data that may not be indicative of future market conditions or trading patterns. Accordingly VaR models should not be viewed as a predictor of future results. The Company may incur losses that could be materially in excess of the amounts indicated by the model on a particular trading day or over a period of time. A VaR model does not estimate the greatest possible loss. The Company uses these models together with other risk management tools, including stress testing. The results of these models and analysis thereof are subject to the judgment of the Company's risk management personnel.

DERIVATIVES

     Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, various financial indices, or the value of securities or commodities. Derivative financial instruments can be exchange-traded or contracted in the over-the-counter market and include swaps, futures, options and forwards contracts. See Footnote 11 of the Notes to Consolidated Financial Statements as to the Company's derivative positions at December 31, 2000 and 1999. Under insurance statutes the Company may only use derivative securities in hedging activities intended to offset changes in the market value of assets held, obligations, and anticipated transactions. These statutes prohibit the use of derivatives for speculation. The Company uses derivative financial instruments to manage market risk from changes in interest rates or foreign currency exchange rates, and to alter interest rate or currency exposures arising from mismatches between assets and liabilities.

     PRODUCT RISK is the risk of adverse results due to deviation of experience from expected levels reflected in pricing. Products are priced to reflect the expected levels of benefits and expense while allowing a margin for adverse deviation. The level of margin varies with product design and pricing strategy with respect to the targeted market. The Company seeks to maintain underwriting standards so that premium charged is consistent with risk assumed on an overall basis. Additionally, most of the Company's policies and contracts allow the Company to adjust credits (via interest crediting rates) and/or charges (in contracts where elements such as mortality and expense charges are not guaranteed), allowing the Company some flexibility to respond to changes in actuarial experience. The Company also considers the competitive environment in determining pricing elements including premiums, crediting rates, and non-guaranteed charges.

     Mortality risks, generally inherent in most of the Company's life insurance and annuity products, are incorporated in pricing based on the Company's experience (if available and relevant) and/or industry experience. Mortality studies are performed periodically to compare the actual incidence of death claims in relation to business in force, to levels assumed in pricing and to industry experience. Expense risk is the risk that actual expenses exceed those assumed in pricing, relates to all products and varies by volume of business as well as general price level changes. Persistency risk represents the risk that the pattern of policy surrenders will deviate from assumed levels so that policies do not remain in force long enough to allow the Company to recover its acquisition costs. Certain products are designed, by use of surrender charges and other features, to discourage early surrenders and thus mitigate this risk to the Company. Periodic studies are performed to compare actual surrender experience to pricing assumptions and industry experience.

     For fee-based products in which investment risk is borne by the client, the Company retains the risk that fees charged may not adequately cover administrative expenses. The ability to earn a spread between these fees and the associated costs is dependent upon the competitive environment, product performance, the ability to attract clients and assets, and the Company's control of expense levels.

     CREDIT RISK is the risk that counterparties or issuers may default or fail to fully honor contractual obligations and is inherent in investment portfolio asset positions including corporate bonds and mortgages, private placements and other lending-type products, certain derivative transactions, and various investment operations functions. In derivative transactions, the Company follows an established credit approval process which includes risk control limits and monitoring procedures. The Company is also exposed to credit risk resulting from reinsurance transactions.

     Limits of exposure by counterparty, are in place at the portfolio level, and counterparty concentration risk is also reviewed at the enterprise level. Credit concentration risks are limited based on credit quality, and enterprise-level concentrations are reviewed on a quarterly basis. Business group credit analysis units evaluate creditworthiness of counterparties and assign internal credit ratings based on data from independent rating agencies and their own fundamental analysis.

     OPERATING RISK is the risk of potential loss from internal or external events such as mismanagement, fraud, systems breakdowns, business interruption, or failure to satisfy legal or fiduciary responsibilities. Like other financial institutions, the Company is exposed to the risk of misconduct by employees that are contrary to the internal controls the Company designed to manage those risks. Legal risk may arise from inadequate control over contract documentation, marketing processes, or other operations. The Company is subject to internal controls established by Prudential to manage regulatory, legal, credit, asset management and other risks at the business unit level for specific lines of business and at the enterprise level for company-wide processes. Business unit management personnel, internal auditors and an enterprise level Management Internal Control unit monitor the Company's controls. The Company's controls are subject to regulatory review in certain instances.

     Another aspect of operating risk relates to the Company's ability to conduct transactions electronically and to gather, process, and disseminate information and maintain data integrity and uninterrupted operations given the possibility of unexpected or unusual events. The Company has implemented a business continuation initiative to address these concerns.

                                     PART C

                                OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)   FINANCIAL STATEMENTS


(1) Financial Statements of the Pruco Life Flexible Premium Variable Annuity Account (Registrant) consisting of the Statements of Net Assets as of December 31, 2000; the Statements of Operations for the period ended December 31, 2000; the Statements of Changes in Net Assets for the periods ended December 31, 2000 and December 31, 1999; and the Notes relating thereto appear in the Statement of Additional Information (Part A of the Registration Statement). (Note 1)



(2) Consolidated Statements of Pruco Life Insurance Company (Depositor) and subsidiaries consisting of the Consolidated Statements of Financial Position as of December 31, 2000 and 1999; and the related Consolidated Statements of Operations of Stockholder's Equity and Cash Flows for the years ended December 31, 2000, 1999 and 1998; and the Notes to the Consolidated Financial Statements appear in the prospectus (Part A of the Registration Statement) (Note 1).


(b)  EXHIBITS

(1) Resolution of the Board of Directors of Pruco Life Insurance Company establishing the Pruco Life Flexible Premium Variable Annuity Account. (Note 2)

(2)  Agreements for custody of securities and similar investments--Not
     Applicable.

(3) (a) Form of Distribution Agreement between Prudential Investment Management Services, Inc. "PIMS" (Underwriter) and Pruco Life Insurance Company (Depositor) (Note 8)

     (b) Form of Selected Broker Agreement used by PIMS (Note 8)


(4)  The Prudential DISCOVERY SELECT Contract. (Note 3)

(5)  (a) Application form for the Contract. (Note 4)

(6) (a) Articles of Incorporation of Pruco Life Insurance Company, as amended October 19, 1993. (Note 5)

     (b) By-laws of Pruco Life Insurance Company, as amended May 6, 1997.
         (Note 9)

(7) Contract of reinsurance in connection with variable annuity contract--Not Applicable.

(8) Other material contracts performed in whole or in part after the date the registration statement is filed:

     (a)  Form of Fund Participation Agreement. (Note 3)


(9)  Opinion of Counsel as to legality of the securities being registered.
     (Note 1)


(10) (a) Written consent of PricewaterhouseCoopers LLP, independent accountants. (Note 1)

(10) (b) Written consent of Shea & Gardner. (Note 1)


(11) All financial statements omitted from Item 23, Financial Statements--Not Applicable.

(12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter, or initial Contract owners--Not Applicable.


(13) Schedule of Performance Computations. (Note 1)

(14) Powers of Attorney.

     (a)  Ira J. Kleinman, Esther H. Milnes and I. Edward Price (Note 7)


     (b)  William J. Eckert, IV, Ronald P. Joelson (Note 10)


     (c)  Kiyofumi Sakaguchi (Note 5)

     (d)  James J. Avery Jr (Note 9)

     (e)  David R. Odenath, Jr. (Note 10)
----------

(Note 1)  Filed within.


(Note 2) Incorporated by reference to Form N-4, Registration No. 33-61125, filed July 19, 1995 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 3) Incorporated by reference to Form N-4, Registration No. 333-06701, filed June 24, 1996 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 4) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4, Registration No. 333-06701, filed September 12, 1996 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.


(Note 5) Incorporated by reference to Post-Effective Amendment No. 8 to Form S-6, Registration No. 33-49994, filed April 28, 1997, on behalf of the Pruco Life PRUvider Variable Appreciable Account.

(Note 6) Incorporated by reference to Post-Effective Amendment No. 6 to Form S-1, Registration No. 33-86780, filed April 12, 1999 on behalf of the Pruco Life Variable Contract Real Property Account.


(Note 7) Incorporated by reference to Form 10-K, Registration No. 33-08698, filed March 31, 1997 on behalf of the Pruco Life Variable Contract Real Property Account.


(Note 8) Incorporated by reference to Post-Effective Amendment No. 6 on Form N-4, Registration No. 333-06701, filed April 15, 1999 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 9) Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6, Registration No. 333-07451, filed June 25, 1997 on behalf of the Pruco Life Variable Appreciable Account.


(Note 10) Incorporated by reference to initial registration on Form N-4, Registration No. 333-52754, filed December 26, 2000 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.





ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

See Part A: Directors and Officers.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Pruco Life Insurance Company ("Pruco Life"), a corporation organized under the laws of Arizona, is a direct, wholly-owned subsidiary of The Prudential Insurance Company of America, ("Prudential"), a mutual life insurance company organized under the laws of New Jersey. The subsidiaries of Prudential and short descriptions of each are set forth on the following pages.

Pruco Life may be deemed to control its two wholly-owned subsidiaries, Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey") and The Prudential Insurance Company of Arizona ("PLICA"). Pruco Life may also be deemed to control the following separate accounts which are registered as unit investment trusts under the Investment Company Act of 1940: the Pruco Life Variable Appreciable Account, the Pruco Life Variable Insurance Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Variable Universal Account, the Pruco Life PRUvider Variable Appreciable Account, the Pruco Life Single Premium Variable Annuity Account, the Pruco Life Flexible Premium Variable Annuity Account (Registrant) (separate accounts of Pruco Life), the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account (separate accounts of Pruco Life of New Jersey).

The above-referenced separate accounts, along with Prudential and certain of Prudential's separate accounts, hold the majority of the shares of The Prudential Series Fund, Inc., a Maryland corporation. In addition, The Prudential holds all the shares of Prudential's Gibraltar Fund, a Maryland corporation, in three of its separate accounts. The Prudential Series Fund, Inc. and Prudential's Gibraltar Fund are registered as open-end diversified, management investment companies under the Investment Company Act of 1940. Additionally, the aforementioned separate accounts of Prudential are registered as unit investment trusts under the Investment Company Act of 1940.

In addition, Pruco Life may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Contract Account-11, separate accounts of Prudential, all of which are registered as open-end, diversified, management investment companies under the Investment Company Act of 1940 and with the Prudential Variable Contract Account-24, a registered unit investment trust.


          The subsidiaries of Prudential and short descriptions of each are listed under Item 25 of Post-Effective Amendment No. 41 to the Form N-1A Registration Statement for The Prudential Series Fund, Inc.,
          Registration No. 2-80896, filed April    , 2001, the text of which
          is hereby incorporated.


ITEM 27.  NUMBER OF CONTRACT OWNERS


As of March 31, 2001, there were 78,084 owners of qualified contracts and 75,590 owners of non-qualified contracts offered by the Registrant.


ITEM 28.  INDEMNIFICATION


The Registrant, in connection with certain affiliates, maintains various insurance coverages under which the underwriter and certain affiliated persons may be insured against liability which may be incurred in such capacity, subject to the terms, conditions and exclusions of the insurance policies.


Arizona, being the state of organization of Pruco Life Insurance Company ("Pruco"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of Arizona law permitting indemnification can be found in Section 10-850 et. seq. of the Arizona Statutes Annotated. The text of Pruco's By-law, Article VIII, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit 3(ii) to its form 10-Q filed August 15, 1997.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

(a)  Prudential Investment Management Services LLC (PIMS)


     PIMS is distributor for Prudential Government Securities Trust, The Target Portfolio Trust, Cash Accumulation Trust, COMMAND Government Fund, COMMAND Money Fund, COMMAND Tax-Free Fund, Global Utility Fund, Inc., Nicholas-Applegate Fund, Inc. (Nicholas-Applegate Growth Equity Fund), Prudential Balanced Fund, Prudential California Municipal Fund, Prudential Diversified Bond Fund, Inc., Prudential Diversified Funds, Prudential Emerging Growth Fund, Inc., Prudential Equity Fund, Inc., Prudential Europe Growth Fund, Inc., Prudential Global Genesis Fund, Inc., Prudential Global Total Return Fund, Inc., Prudential High Yield Fund, Inc., Prudential Index Series Fund, Prudential MoneyMart Assets Inc., Prudential Natural Resources Fund, Inc., Prudential Government Income Fund, Inc., Prudential High Yield Total Return Fund, Inc., Prudential International Bond Fund, Inc., Prudential Institutional Liquidity Portfolio, Inc., The Prudential Investment Portfolios, Inc., Prudential Mid-Cap Value Fund, Prudential Municipal Bond Fund, Prudential Municipal Series Fund, Prudential National Municipals Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Real Estate Securities Fund, Prudential Sector Funds, Inc., Prudential Small-Cap Quantum Fund, Inc., Prudential Small Company Fund, Inc., Prudential Special Money Market Fund, Inc., Prudential Short-Term Corporate Bond Fund, Inc., Prudential Tax-Free Money Fund, Inc., Prudential Tax-Managed Funds, Prudential 20/20 Focus Fund, Value Fund, Prudential World Fund Inc., Strategic Partners Series and Target Funds.

     PIMS is also distributor of the following registered investment companies:
Prudential's Gibraltar Fund, Inc., The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, The Prudential Variable Contract Account-11, The Prudential Variable Contract Account-24, The Prudential Variable Contract GI-2, The Prudential Discovery Premier Group Variable Contract Account, The Prudential Discovery Select Group Variable Contract Account, The Pruco Life Flexible Premium Variable Annuity Account, The Pruco Life of New Jersey Flexible Premium Variable Annuity Account, The Prudential Individual Variable Contract Account and The Prudential Qualified Individual Variable Contract Account.


(b) Information concerning the officers and directors of PIMS is set forth below.

                                                                   POSITIONS AND
                               POSITIONS AND OFFICES               OFFICES WITH
NAME(1)                        WITH UNDERWRITER                    REGISTRANT
----                           ---------------------               -------------

Robert F. Gunia .............. President                           None


                               Senior Vice President and Chief
Stuart A. Abrams ............. Compliance Officer                  None


Jean D. Hamilton.............. Executive Vice President            None

John R. Strangfeld............ Executive Vice President            None

                               Senior Vice President and Chief
Francis O. Odubekun........... Operating Officer                   None

                               Senior Vice President, Secretary
William V. Healy.............. and Chief Legal Officer             None

                               Vice President, Comptroller and
Margaret M. Deverell ......... Chief Financial Officer             None

C. Edward Chaplin............. Treasurer                           None



----------

(1) The address of each person named is Prudential Plaza, 751 Broad Street, Newark, New Jersey 07102 unless otherwise noted.

(c)  Not applicable

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All accounts, books or other documents required to be maintained by Section 31
(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through The Prudential Insurance Company of America, 751 Broad Street, Newark, New Jersey 07102-3777.

ITEM 31.  MANAGEMENT SERVICES

Summary of any contract not discussed in Part A or Part B of the registration statement under which management-related services are provided to the Registrant--Not Applicable.

ITEM 32.  UNDERTAKINGS

(a) Registrant undertakes to file a post-effective amendment to this Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Restrictions on withdrawal under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the U.S. Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

(e) Pruco Life hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Pruco Life.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Pruco Life Flexible Premium Variable Annuity Account, represents that this post-effective amendment is filed solely for one or more of the purposes specified in paragraph (b)(1) of Rule 485 under the Securities Act of 1933, and further represents that no material event requiring disclosure in the prospectus has occurred since the effective date of the most recent post-effective amendment to this registration statement, and the Registrant and the Depositor have duly cause this Registration Statement to be signed on their behalf, in the City of Newark, and State of New Jersey, on this 19 day of April 2001.







                                       THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE
                                       ANNUITY ACCOUNT
                                            (Registrant)

                                       BY:  PRUCO LIFE INSURANCE COMPANY
                                            (Depositor)

Attest: /s/ Clifford E. Kirsch               /s/  Esther H. Milnes
-------------------------------------       ---------------------------
            CLIFFORD E. KIRSCH                    ESTHER H. MILNES
            Chief Legal Officer                   President
            and Secretary

                                   SIGNATURES



     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Pruco Life Flexible Premium Variable Annuity Account, represents that this post-effective amendment is filed solely for one or more of the purposes specified in paragraph (b)(1) of Rule 485 under the Securities Act of 1933, and further represents that no material event requiring disclosure in the prospectus has occurred since the effective date of the most recent post-effective amendment to this registration statement, and the Registrant and the Depositor have duly cause this Registration Statement to be signed on their behalf, in the City of Newark, and State of New Jersey, on this 19th day of April 2001.




          Signature and Title
          -------------------




              *
---------------------------------------
         ESTHER MILNES                                    Date: April 19, 2001
         President and Director


              *
---------------------------------------
         JAMES J. AVERY JR
         Chairman of the Board
          and Director


              *                               *By:  Clifford E. Kirsch
----------------------------------------      ----------------------------------
         WILLIAM J. ECKERT, IV                      CLIFFORD E. KIRSCH
         Vice President and Chief                   (Attorney-in-Fact)
         Accounting Officer (Principal
         Financial Officer and Chief
         Accounting Officer-




                 *
---------------------------------------
         IRA J. KLEINMAN
         Director

                 *
---------------------------------------
         I. EDWARD PRICE
         Director

                 *
---------------------------------------
         KIYOFUMI SAKAGUCHI
         Director

                 *
---------------------------------------
         DAVID R. ODENATH, JR.
         Director



                 *
---------------------------------------
         RONALD P. JOELSON
         Director

                                 EXHIBIT INDEX




Exhibit


 (9)     Opinion of Counsel
(10)(a)  Written consent of PricewaterhouseCoopers, LLP
(10)(b)  Written Consent of Shea & Gardner
(13)     Schedule of Performance Computations